UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31, 2008

Date of reporting period:	June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Small Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Cap Value Fund, Variable Series / June 30, 2008

Columbia Small Cap Value Fund, Variable Series seeks long-term capital appreciation.

Stephen D. Barbaro, the lead manager, has co-managed the fund since June 2002. Jeremy Javidi has co-managed the fund since August 2005.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Small Cap Value Fund, Variable Series declined, but not as much as its benchmark, the Russell 2000 Value Index.1 The fund's return was lower than the average return for its peer group, the Lipper VUF Small Value Funds Classification.2 Our focus on financially strong companies with positive earnings growth and attractive stock valuations helped offer some protection from the sharp declines posted by most sectors. The biggest losses in absolute terms came from financials, while materials detracted from relative performance.

•  Stock selection and sector weights were positive, led by consumer discretionary, health care and technology. In the consumer discretionary sector, an underweight relative to the index, the fund benefited by avoiding media stocks and greatly underweighting automobiles — two of the worst performing industries in the sector. What we did own in other industries went down less than the sector average, both because of positive performance from some holdings and our avoidance of certain stocks in the hotel, restaurant and leisure industry that were large disappointments. In health care, an overweight relative to the index, health care services and providers as well as life sciences tools and services added to returns. Not owning biotechnology and health care technology stocks, which were weak performers, also helped. Finally, stock selection in the technology sector was helpful, especially in the semiconductor and electronic equipment area.

•  Materials stock selection was disappointing versus the index. The fund did not own some of the index's best performers in the metals and mining and agricultural chemicals industries, largely because the stocks had expensive stock valuations and heavy debt loads. Some were large index weights that benefited as growing global demand pushed commodity prices higher.

•  The fund remains defensively positioned, with a focus on higher quality stocks, more exposure than the index to economically-sensitive sectors, such as health care, utilities and energy, and less exposure than the index to the more vulnerable consumer discretionary and financials sectors. We remain optimistic about prospects for the specific stocks we own, as well as small-cap stocks generally, which historically have often led the market both going into and coming out of a downturn.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. The price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2008 and are subject to change.

1  The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Cap Value Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (05/19/98)	-8.79	-16.71	11.81	7.97
Russell 2000 Value Index	-9.84	-21.63	10.02	7.47

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	18.08	16.49

Annual operating expense ratio (%)*
Class A	0.89

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Small Cap Value Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	912.08	1,020.44	4.23	4.47	0.89

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Consumer Discretionary — 7.6%
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.	39,230	$313,448
BorgWarner, Inc.	57,880	2,568,714
Modine Manufacturing Co.	61,280	758,034
		3,640,196
Diversified Consumer Services — 0.1%
Regis Corp.	22,600	595,510
Hotels, Restaurants & Leisure — 1.5%
Benihana, Inc., Class A (a)	114,780	727,705
Bob Evans Farms, Inc.	64,630	1,848,418
CEC Entertainment, Inc. (a)	52,150	1,460,721
Landry's Restaurants, Inc.	84,070	1,510,738
O'Charleys, Inc.	86,910	874,315
		6,421,897
Household Durables — 1.7%
American Greetings Corp., Class A	163,470	2,017,220
CSS Industries, Inc.	47,606	1,153,017
Ethan Allen Interiors, Inc.	34,010	836,646
Furniture Brands International, Inc.	83,130	1,110,617
Skyline Corp.	42,431	997,129
Universal Electronics, Inc. (a)	57,020	1,191,718
		7,306,347
Leisure Equipment & Products — 0.1%
MarineMax, Inc. (a)	76,660	549,652
Specialty Retail — 2.5%
America's Car-Mart, Inc. (a)	207,996	3,727,288
Foot Locker, Inc.	79,640	991,518
Monro Muffler Brake, Inc.	120,760	1,870,572
Rent-A-Center, Inc. (a)	137,733	2,833,168
Zale Corp. (a)	66,030	1,247,307
		10,669,853
Textiles, Apparel & Luxury Goods — 0.9%
Hampshire Group Ltd. (a)	90,530	466,229
Movado Group, Inc.	71,910	1,423,818
Wolverine World Wide, Inc.	73,340	1,955,978
		3,846,025
Consumer Staples — 4.5%
Beverages — 0.2%
MGP Ingredients, Inc.	155,395	901,291
Food & Staples Retailing — 1.5%
BJ's Wholesale Club, Inc. (a)	53,840	2,083,608
Ruddick Corp.	44,650	1,531,941
Weis Markets, Inc.	93,791	3,045,394
		6,660,943
Food Products — 2.1%
Flowers Foods, Inc.	48,344	1,370,069
Fresh Del Monte Produce, Inc. (a)	38,240	901,317
J & J Snack Foods Corp.	36,538	1,001,506
Lancaster Colony Corp.	56,857	1,721,630
Lance, Inc.	76,680	1,439,284
Maui Land & Pineapple Co., Inc. (a)	60,485	1,781,283

	Shares	Value
Ralcorp Holdings, Inc. (a)	21,650	$1,070,376
		9,285,465
Personal Products — 0.7%
Bare Escentuals, Inc. (a)	48,000	899,040
NBTY, Inc. (a)	59,690	1,913,662
		2,812,702
Energy — 8.2%
Energy Equipment & Services — 3.9%
Complete Production Services, Inc. (a)	70,920	2,582,907
Key Energy Services, Inc. (a)	102,450	1,989,579
Lufkin Industries, Inc.	27,172	2,262,884
Oil States International, Inc. (a)	37,010	2,347,914
Patterson-UTI Energy, Inc.	56,610	2,040,224
TGC Industries, Inc. (a)	129,360	1,151,304
Tidewater, Inc.	33,240	2,161,597
TriCo Marine Services, Inc. (a)	61,287	2,232,073
		16,768,482
Oil, Gas & Consumable Fuels — 4.3%
Alpha Natural Resources, Inc. (a)	16,980	1,770,844
Bois d'Arc Energy, Inc. (a)	69,730	1,695,136
Comstock Resources, Inc. (a)	42,840	3,616,981
Frontier Oil Corp.	68,140	1,629,227
Harvest Natural Resources, Inc. (a)	197,730	2,186,894
Holly Corp.	44,780	1,653,278
Nordic American Tanker Shipping	36,251	1,407,264
Stone Energy Corp. (a)	40,770	2,687,151
Swift Energy Co. (a)	27,840	1,839,110
Western Refining, Inc.	31,251	370,012
		18,855,897
Financials — 27.8%
Capital Markets — 0.4%
Piper Jaffray Companies, Inc. (a)	55,010	1,613,443
Commercial Banks — 7.8%
BancFirst Corp.	43,454	1,859,831
BancTrust Financial Group, Inc.	138,748	914,349
Bank of Granite Corp.	154,685	1,099,810
Bryn Mawr Bank Corp.	85,202	1,491,035
Capital Corp. of the West	114,412	434,766
Capitol Bancorp Ltd.	99,848	895,637
Chemical Financial Corp.	118,141	2,410,076
Columbia Banking System, Inc.	72,904	1,409,234
Community Trust Bancorp, Inc.	54,259	1,424,841
First Citizens BancShares, Inc., Class A	19,513	2,721,868
First Financial Corp.	78,775	2,411,303
First Horizon National Corp.	196,460	1,459,698
First National Bank of Alaska	708	1,309,800
Mass Financial Corp., Class A (a)	154,340	686,813
Merchants Bancshares, Inc.	82,419	1,850,307
Northfield Bancorp, Inc. (a)	74,027	795,790
Northrim BanCorp, Inc.	88,746	1,612,515
Sterling Bancorp NY	127,324	1,521,522

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Taylor Capital Group, Inc.	87,489	$655,293
UMB Financial Corp.	72,801	3,732,507
West Coast Bancorp	110,400	957,168
Whitney Holding Corp.	139,560	2,553,948
		34,208,111
Consumer Finance — 1.0%
Advance America Cash Advance Centers, Inc.	234,120	1,189,330
Cash America International, Inc.	105,680	3,276,080
		4,465,410
Diversified Financial Services — 0.4%
Medallion Financial Corp.	213,038	2,006,818
Insurance — 8.7%
American Physicians Capital, Inc.	23,001	1,114,168
Amerisafe, Inc. (a)	70,941	1,130,800
Baldwin & Lyons, Inc., Class B	80,440	1,406,091
CNA Surety Corp. (a)	113,651	1,436,549
EMC Insurance Group, Inc.	89,615	2,157,929
FBL Financial Group, Inc.	51,865	1,031,076
Harleysville Group, Inc.	59,881	2,025,774
Horace Mann Educators Corp.	145,446	2,039,153
IPC Holdings Ltd.	76,960	2,043,288
Max Capital Group Ltd.	66,280	1,413,752
Mercury General Corp.	31,550	1,474,016
National Western Life Insurance Co., Class A	9,406	2,055,211
Navigators Group, Inc. (a)	52,070	2,814,383
Phoenix Companies, Inc.	315,801	2,403,246
ProCentury Corp.	157,898	2,501,104
RAM Holdings Ltd. (a)	386,739	386,739
RLI Corp.	45,757	2,263,599
Safety Insurance Group, Inc.	56,410	2,011,017
Selective Insurance Group, Inc.	77,462	1,453,187
Stewart Information Services Corp.	69,090	1,336,201
United America Indemnity Ltd., Class A (a)	258,738	3,459,327
		37,956,610
Real Estate Investment Trusts (REITs) — 4.7%
DiamondRock Hospitality Co.	158,040	1,721,056
DuPont Fabros Technology, Inc.	100,342	1,870,375
Franklin Street Properties Corp.	185,562	2,345,504
Getty Realty Corp.	75,203	1,083,675
LaSalle Hotel Properties	84,890	2,133,286
National Health Investors, Inc.	56,040	1,597,700
Potlatch Corp.	80,290	3,622,685
Sun Communities, Inc.	125,542	2,288,631
SWA Reit & Investments Ltd. (a)(b)	35,785	19,156
Universal Health Realty Income Trust	65,307	1,959,210
Urstadt Biddle Properties, Inc., Class A	139,878	2,050,611
		20,691,889
Thrifts & Mortgage Finance — 4.8%
Bank Mutual Corp.	225,674	2,265,767
BankFinancial Corp.	139,387	1,813,425
Beneficial Mutual Bancorp, Inc. (a)	175,313	1,940,715

	Shares	Value
Brookline Bancorp, Inc.	263,240	$2,513,942
Clifton Savings Bancorp, Inc.	137,895	1,343,097
Corus Bankshares, Inc.	270,639	1,125,858
ESSA Bancorp, Inc.	92,886	1,162,933
Flagstar BanCorp, Inc.	313,577	943,867
Home Federal Bancorp, Inc.	178,240	1,757,446
TrustCo Bank Corp. NY	166,816	1,237,775
United Financial Bancorp, Inc. (b)	117,511	1,312,598
Washington Federal, Inc.	92,100	1,667,010
Westfield Financial, Inc.	198,352	1,795,086
		20,879,519
Health Care — 9.9%
Health Care Equipment & Supplies — 2.2%
Analogic Corp.	32,970	2,079,418
Haemonetics Corp. (a)	48,660	2,698,684
Hill-Rom Holdings, Inc.	42,920	1,157,982
STERIS Corp.	126,860	3,648,493
		9,584,577
Health Care Providers & Services — 5.6%
Amedisys, Inc. (a)	34,730	1,751,087
AmSurg Corp. (a)	66,700	1,624,145
Cross Country Healthcare, Inc. (a)	140,396	2,023,106
Gentiva Health Services, Inc. (a)	147,441	2,808,751
Healthspring, Inc. (a)	46,512	785,122
Kindred Healthcare, Inc. (a)	114,270	3,286,405
Magellan Health Services, Inc. (a)	27,120	1,004,254
NovaMed, Inc. (a)	270,636	1,020,298
Owens & Minor, Inc.	66,891	3,056,250
Pediatrix Medical Group, Inc. (a)	43,006	2,117,185
RehabCare Group, Inc. (a)	87,322	1,399,772
Res-Care, Inc. (a)	128,205	2,279,485
U.S. Physical Therapy, Inc. (a)	73,695	1,209,335
		24,365,195
Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	32,190	2,603,849
PAREXEL International Corp. (a)	83,640	2,200,568
Varian, Inc. (a)	28,610	1,460,827
		6,265,244
Pharmaceuticals — 0.7%
Alpharma, Inc., Class A (a)	89,220	2,010,127
Sciele Pharma, Inc. (a)	61,770	1,195,249
		3,205,376
Industrials — 12.8%
Aerospace & Defense — 0.9%
AAR Corp. (a)	63,600	860,508
Esterline Technologies Corp. (a)	26,610	1,310,809
Moog, Inc., Class A (a)	41,180	1,533,543
		3,704,860
Airlines — 0.4%
AirTran Holdings, Inc. (a)	132,490	270,280
JetBlue Airways Corp. (a)	177,050	660,396

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Skywest, Inc.	80,800	$1,022,120
		1,952,796
Building Products — 1.6%
Builders FirstSource, Inc. (a)	84,448	448,419
Lennox International, Inc.	55,900	1,618,864
NCI Building Systems, Inc. (a)	74,710	2,744,098
Trex Co., Inc. (a)	78,085	915,937
Universal Forest Products, Inc.	37,470	1,122,601
		6,849,919
Commercial Services & Supplies — 3.2%
ABM Industries, Inc.	65,080	1,448,030
Casella Waste Systems, Inc., Class A (a)	125,202	1,526,212
CBIZ, Inc. (a)	169,108	1,344,409
CDI Corp.	49,629	1,262,562
Consolidated Graphics, Inc. (a)	62,240	3,066,565
Healthcare Services Group, Inc.	103,994	1,581,749
Kimball International, Inc., Class B	106,034	877,961
Korn/Ferry International (a)	101,060	1,589,674
United Stationers, Inc. (a)	40,050	1,479,847
		14,177,009
Construction & Engineering — 1.4%
EMCOR Group, Inc. (a)	111,560	3,182,807
KHD Humboldt Wedag International Ltd. (a)	95,202	3,001,719
		6,184,526
Electrical Equipment — 0.8%
Belden CDT, Inc.	55,060	1,865,433
Woodward Governor Co.	40,440	1,442,090
		3,307,523
Machinery — 1.4%
EnPro Industries, Inc. (a)	87,172	3,255,002
Harsco Corp.	39,154	2,130,369
Kadant, Inc. (a)	39,558	894,011
		6,279,382
Road & Rail — 2.1%
Amerco, Inc. (a)	28,400	1,354,112
Genesee & Wyoming, Inc., Class A (a)	51,670	1,757,813
Heartland Express, Inc.	98,480	1,468,337
Ryder System, Inc.	18,670	1,285,990
Werner Enterprises, Inc.	178,810	3,322,290
		9,188,542
Trading Companies & Distributors — 1.0%
Kaman Corp.	74,206	1,688,929
Watsco, Inc.	67,560	2,824,008
		4,512,937
Information Technology — 14.3%
Communications Equipment — 1.9%
Anaren, Inc. (a)	136,531	1,443,133
Bel Fuse, Inc., Class B	33,800	835,198
Black Box Corp.	50,678	1,377,935

	Shares	Value
Comtech Telecommunications Corp. (a)	29,020	$1,421,980
Dycom Industries, Inc. (a)	116,220	1,687,514
Polycom, Inc. (a)	55,240	1,345,646
Tollgrade Communications, Inc. (a)	89,557	402,111
		8,513,517
Computers & Peripherals — 1.3%
Brocade Communications Systems, Inc. (a)	170,430	1,404,343
Electronics for Imaging, Inc. (a)	103,160	1,506,136
Emulex Corp. (a)	98,090	1,142,749
QLogic Corp. (a)	107,460	1,567,841
		5,621,069
Electronic Equipment & Instruments — 3.8%
Anixter International, Inc. (a)	52,640	3,131,554
Benchmark Electronics, Inc. (a)	106,395	1,738,494
Brightpoint, Inc. (a)	190,444	1,390,241
CPI International, Inc. (a)	105,890	1,302,447
GSI Group Inc/Canada (a)	143,050	1,110,068
MTS Systems Corp.	53,607	1,923,419
NAM TAI Electronics, Inc.	217,037	2,838,844
Plexus Corp. (a)	49,360	1,366,285
Vishay Intertechnology, Inc. (a)	189,800	1,683,526
		16,484,878
IT Services — 1.8%
CACI International, Inc., Class A (a)	40,670	1,861,466
CSG Systems International, Inc. (a)	47,365	521,962
MAXIMUS, Inc.	38,130	1,327,687
MPS Group, Inc. (a)	310,584	3,301,508
TeleTech Holdings, Inc. (a)	50,037	998,738
		8,011,361
Semiconductors & Semiconductor Equipment — 2.6%
Actel Corp. (a)	119,482	2,013,272
Advanced Energy Industries, Inc. (a)	64,480	883,376
ATMI, Inc. (a)	28,970	808,842
Cabot Microelectronics Corp. (a)	25,540	846,651
Exar Corp. (a)	107,560	811,002
Fairchild Semiconductor International, Inc. (a)	83,410	978,399
Kulicke & Soffa Industries, Inc. (a)	56,492	411,827
Mattson Technology, Inc. (a)	230,910	1,099,132
MKS Instruments, Inc. (a)	65,202	1,427,924
RF Micro Devices, Inc. (a)	211,890	614,481
Ultra Clean Holdings (a)	104,110	828,716
Varian Semiconductor Equipment Associates, Inc. (a)	24,897	866,913
		11,590,535
Software — 2.9%
ACI Worldwide, Inc. (a)	74,740	1,314,677
Captaris, Inc. (a)	216,227	875,719
InterVoice, Inc. (a)	109,570	624,549
Lawson Software, Inc. (a)	89,140	648,048
Mentor Graphics Corp. (a)	118,960	1,879,568
MSC.Software Corp. (a)	171,152	1,879,249

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Progress Software Corp. (a)	51,800	$1,324,526
SPSS, Inc. (a)	34,600	1,258,402
Sybase, Inc. (a)	90,650	2,666,923
		12,471,661
Materials — 6.0%
Chemicals — 1.9%
H.B. Fuller Co.	149,280	3,349,843
Minerals Technologies, Inc.	35,210	2,239,004
Sensient Technologies Corp.	96,190	2,708,710
		8,297,557
Construction Materials — 0.4%
Eagle Materials, Inc.	70,420	1,783,739
Containers & Packaging — 2.1%
AptarGroup, Inc.	52,500	2,202,375
Greif, Inc., Class A	36,422	2,332,101
Greif, Inc., Class B	61,177	3,473,018
Packaging Corp. of America	55,868	1,201,721
		9,209,215
Metals & Mining — 1.3%
Carpenter Technology Corp.	28,420	1,240,533
Haynes International, Inc. (a)	29,375	1,690,531
Worthington Industries, Inc.	127,200	2,607,600
		5,538,664
Paper & Forest Products — 0.3%
Mercer International, Inc. (a)	191,471	1,432,203
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.3%
Warwick Valley Telephone Co.	98,096	1,035,894
Wireless Telecommunication Services — 0.3%
Syniverse Holdings, Inc. (a)	88,807	1,438,673
Utilities — 7.0%
Electric Utilities — 3.9%
ALLETE, Inc.	64,770	2,720,340
El Paso Electric Co. (a)	128,151	2,537,390
Hawaiian Electric Industries, Inc	87,750	2,170,057
Maine & Maritimes Corp. (a)	20,955	888,492
MGE Energy, Inc.	68,713	2,241,418
Otter Tail Corp.	54,406	2,112,585
Portland General Electric Co.	106,991	2,409,437
UIL Holdings Corp.	74,694	2,196,751
		17,276,470
Gas Utilities — 0.5%
WGL Holdings, Inc.	59,040	2,051,050
Independent Power Producers & Energy Traders — 0.5%
Black Hills Corp.	69,390	2,224,643
Multi-Utilities — 2.1%
Avista Corp.	135,270	2,902,895
CH Energy Group, Inc.	114,195	4,061,916

	Shares	Value
NorthWestern Corp.	86,060	$2,187,645
		9,152,456
Total Common Stocks (cost of $474,535,604)		431,847,531
Investment Company — 0.7%
iShares Russell 2000 Value Index Fund	47,800	3,059,200
Total Investment Company (cost of $3,183,074)		3,059,200
	Par
SHORT-TERM OBLIGATION — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $2,431,275 (repurchase proceeds $2,379,106)	$2,379,000	2,379,000
Total Short-Term Obligation (cost of $2,379,000)		2,379,000
Total Investments — 99.9% (cost of $480,097,678) (c)		437,285,731
Other Assets & Liabilities, Net — 0.1%		336,826
Net Assets — 100.0%		$437,622,557

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $480,097,678.

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	27.8
Information Technology	14.3
Industrials	12.8
Health Care	9.9
Energy	8.2
Consumer Discretionary	7.6
Utilities	7.0
Materials	6.0
Consumer Staples	4.5
Telecommunication Services	0.6
98.7
Investment Company	0.7
Short-Term Obligation	0.5
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$480,097,678
Investments, at value	$437,285,731
Cash	3,262,880
Receivable for:
Investments sold	1,419,817
Fund shares sold	366,553
Interest	106
Dividends	572,647
Expense reimbursement due from Distributor	10,508
Trustees' deferred compensation plan	27,366
Total Assets	442,945,608
Liabilities
Payable for:
Investments purchased	4,699,994
Fund shares repurchased	84,988
Investment advisory fee	293,700
Transfer agent fee	14
Pricing and bookkeeping fees	12,805
Trustees' fees	403
Custody fee	10,175
Reports to shareholders	58,999
Distribution fee—Class B	88,490
Chief compliance officer expenses	210
Trustees' deferred compensation plan	27,366
Other liabilities	45,907
Total Liabilities	5,323,051
Net Assets	$437,622,557
Net Assets Consist of
Paid-in capital	$417,667,961
Undistributed net investment income	3,476,414
Accumulated net realized gain	59,290,154
Net unrealized depreciation on:
Investments	(42,811,947)
Foreign currency translations	(25)
Net Assets	$437,622,557
Class A:
Net assets	$24,865,196
Shares outstanding	1,508,018
Net asset value per share	$16.49
Class B:
Net assets	$412,757,361
Shares outstanding	25,156,185
Net asset value per share	$16.41

See Accompanying Notes to Financial Statements.
8

Statement of Operations

Columbia Small Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$3,902,778
Interest	11,564
Total Investment Income	3,914,342
Expenses
Investment advisory fee	1,775,120
Distribution fee—Class B	542,517
Transfer agent fee	153
Pricing and bookkeeping fees	57,648
Trustees' fees	18,136
Custody fee	29,981
Chief compliance officer expenses	373
Other expenses	98,699
Expenses before interest expense	2,522,627
Interest expense	3,382
Total Expenses	2,526,009
Fees waived by Distributor—Class B	(91,926)
Custody earnings credits	(77)
Net Expenses	2,434,006
Net Investment Income	1,480,336
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on investments	6,091,781
Net change in unrealized appreciation (depreciation) on:
Investments	(50,486,264)
Foreign currency translations	(25)
Net change in unrealized appreciation (depreciation)	(50,486,289)
Net Loss	(44,394,508)
Net Decrease Resulting from Operations	$(42,914,172)

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets

Columbia Small Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$1,480,336	$2,034,262
Net realized gain on investments	6,091,781	53,278,820
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(50,486,289)	(72,507,047)
Net Decrease Resulting from Operations	(42,914,172)	(17,193,965)
Distributions to Shareholders:
From net investment income:
Class A	—	(54,408)
Class B	—	(1,079,134)
From net realized gains:
Class A	—	(1,318,531)
Class B	—	(43,555,478)
Total Distributions to Shareholders	—	(46,007,551)
Share Transactions
Class A:
Subscriptions	17,805,801	1,030,346
Distributions reinvested	—	1,372,939
Redemptions	(1,751,428)	(3,920,733)
Net Increase (Decrease)	16,054,373	(1,517,448)
Class B:
Subscriptions	29,044,798	156,424,431
Distributions reinvested	—	44,634,612
Redemptions	(42,728,341)	(98,719,323)
Net Increase (Decrease)	(13,683,543)	102,339,720
Net Increase from Share Transactions	2,370,830	100,822,272
Total Increase (Decrease) in Net Assets	(40,543,342)	37,620,756
Net Assets
Beginning of period	478,165,899	440,545,143
End of period	$437,622,557	$478,165,899
Undistributed net investment income at end of period	$3,476,414	$1,996,078
Changes in Shares
Class A:
Subscriptions	1,024,783	50,633
Distributions reinvested	—	68,339
Redemptions	(102,928)	(193,897)
Net Increase (Decrease)	921,855	(74,925)
Class B:
Subscriptions	1,699,667	7,941,951
Distributions reinvested	—	2,229,501
Redemptions	(2,509,068)	(4,920,787)
Net Increase (Decrease)	(809,401)	5,250,665

See Accompanying Notes to Financial Statements.
10

Financial Highlights

Columbia Small Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2008		2007		2006 (a)		2005		2004	2003
Net Asset Value, Beginning of Period	$18.08		$20.67		$17.86		$16.94		$14.23	$10.48
Income from Investment Operations:
Net investment income (b)	0.08		0.13		0.11		0.12		0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.67)		(0.38)		3.33		0.83		3.13	4.03
Total from Investment Operations	(1.59)		(0.25)		3.44		0.95		3.22	4.10
Less Distributions to Shareholders:
From net investment income	—		(0.10)		(0.10)		—		(0.07)	(0.03)
From net realized gains	—		(2.24)		(0.53)		(0.03)		(0.44)	(0.32)
Total Distributions to Shareholders	—		(2.34)		(0.63)		(0.03)		(0.51)	(0.35)
Net Asset Value, End of Period	$16.49		$18.08		$20.67		$17.86		$16.94	$14.23
Total return (c)(d)	(8.79	)%(e)	(2.36)%		19.57%		5.64	%(f)(g)	22.70%	39.30	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.89	%(i)	0.89%		0.91%		0.90%		0.97%	1.10%
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—		—	—
Net expenses (h)	0.89	%(i)	0.89%		0.91%		0.90%		0.97%	1.10%
Waiver/Reimbursement	—		—		—		—	%(j)	—	0.11%
Net investment income (h)	0.88	%(i)	0.63%		0.57%		0.67%		0.57%	0.59%
Portfolio turnover rate	18	%(e)	51%		35%		38%		30%	55%
Net assets, end of period (000's)	$24,865		$10,598		$13,668		$13,711		$14,557	$10,738

(a)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
11

Notes to Financial Statements

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$434,906,731	$—
Level 2—Other Significant Observable Inputs	2,379,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$437,285,731	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

12

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$8,142,294
Long-Term Capital Gains	37,865,257

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$44,678,417
Unrealized depreciation	(87,490,364)
Net unrealized depreciation	$(42,811,947)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any

13

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.80%
$500 million to $1 billion	0.75%
Over $1 billion	0.70%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.80% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—The Distributor and/or Columbia have voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 1.10% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary to reach the expense limit. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its

14

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $87,940,590 and $81,024,315, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the average daily loan balance outstanding on days where borrowings existed was $2,307,692 at a weighted average interest rate of 4.00%.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had three shareholders that collectively held 90.8% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is

15

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

16

Important Information About This Report

A description of the policies and procedures that Columbia Small Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

SHC-44/154825-0608 (08/08) 08/53114

Columbia Small Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Cap Value Fund, Variable Series / June 30, 2008

Columbia Small Cap Value Fund, Variable Series seeks long-term capital appreciation.

Stephen D. Barbaro, the lead manager, has co-managed the fund since June 2002. Jeremy Javidi has co-managed the fund since August 2005.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Small Cap Value Fund, Variable Series declined, but not as much as its benchmark, the Russell 2000 Value Index.1 The fund's return was lower than the average return for its peer group, the Lipper VUF Small Value Funds Classification.2 Our focus on financially strong companies with positive earnings growth and attractive stock valuations helped offer some protection from the sharp declines posted by most sectors. The biggest losses in absolute terms came from financials, while materials detracted from relative performance.

•  Stock selection and sector weights were positive, led by consumer discretionary, health care and technology. In the consumer discretionary sector, an underweight relative to the index, the fund benefited by avoiding media stocks and greatly underweighting automobiles — two of the worst performing industries in the sector. What we did own in other industries went down less than the sector average, both because of positive performance from some holdings and our avoidance of certain stocks in the hotel, restaurant and leisure industry that were large disappointments. In health care, an overweight relative to the index, health care services and providers as well as life sciences tools and services added to returns. Not owning biotechnology and health care technology stocks, which were weak performers, also helped. Finally, stock selection in the technology sector was helpful, especially in the semiconductor and electronic equipment area.

•  Materials stock selection was disappointing versus the index. The fund did not own some of the index's best performers in the metals and mining and agricultural chemicals industries, largely because the stocks had expensive stock valuations and heavy debt loads. Some were large index weights that benefited as growing global demand pushed commodity prices higher.

•  The fund remains defensively positioned, with a focus on higher quality stocks, more exposure than the index to economically-sensitive sectors, such as health care, utilities and energy, and less exposure than the index to the more vulnerable consumer discretionary and financials sectors. We remain optimistic about prospects for the specific stocks we own, as well as small-cap stocks generally, which historically have often led the market both going into and coming out of a downturn.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. The price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2008 and are subject to change.

1  The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Cap Value Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	-8.88	-16.84	11.61	7.87
Russell 2000 Value Index	-9.84	-21.63	10.02	7.47

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	18.01	16.41

Annual operating expense ratio (%)*
Class B	1.14

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for the periods prior to June 1, 2000 would be lower.

Inception date of Class A shares (oldest existing share class) is from May 19, 1998.

2

Understanding Your Expenses

Columbia Small Cap Value Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	911.19	1,019.39	5.23	5.52	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Consumer Discretionary — 7.6%
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.	39,230	$313,448
BorgWarner, Inc.	57,880	2,568,714
Modine Manufacturing Co.	61,280	758,034
		3,640,196
Diversified Consumer Services — 0.1%
Regis Corp.	22,600	595,510
Hotels, Restaurants & Leisure — 1.5%
Benihana, Inc., Class A (a)	114,780	727,705
Bob Evans Farms, Inc.	64,630	1,848,418
CEC Entertainment, Inc. (a)	52,150	1,460,721
Landry's Restaurants, Inc.	84,070	1,510,738
O'Charleys, Inc.	86,910	874,315
		6,421,897
Household Durables — 1.7%
American Greetings Corp., Class A	163,470	2,017,220
CSS Industries, Inc.	47,606	1,153,017
Ethan Allen Interiors, Inc.	34,010	836,646
Furniture Brands International, Inc.	83,130	1,110,617
Skyline Corp.	42,431	997,129
Universal Electronics, Inc. (a)	57,020	1,191,718
		7,306,347
Leisure Equipment & Products — 0.1%
MarineMax, Inc. (a)	76,660	549,652
Specialty Retail — 2.5%
America's Car-Mart, Inc. (a)	207,996	3,727,288
Foot Locker, Inc.	79,640	991,518
Monro Muffler Brake, Inc.	120,760	1,870,572
Rent-A-Center, Inc. (a)	137,733	2,833,168
Zale Corp. (a)	66,030	1,247,307
		10,669,853
Textiles, Apparel & Luxury Goods — 0.9%
Hampshire Group Ltd. (a)	90,530	466,229
Movado Group, Inc.	71,910	1,423,818
Wolverine World Wide, Inc.	73,340	1,955,978
		3,846,025
Consumer Staples — 4.5%
Beverages — 0.2%
MGP Ingredients, Inc.	155,395	901,291
Food & Staples Retailing — 1.5%
BJ's Wholesale Club, Inc. (a)	53,840	2,083,608
Ruddick Corp.	44,650	1,531,941
Weis Markets, Inc.	93,791	3,045,394
		6,660,943
Food Products — 2.1%
Flowers Foods, Inc.	48,344	1,370,069
Fresh Del Monte Produce, Inc. (a)	38,240	901,317
J & J Snack Foods Corp.	36,538	1,001,506
Lancaster Colony Corp.	56,857	1,721,630
Lance, Inc.	76,680	1,439,284
Maui Land & Pineapple Co., Inc. (a)	60,485	1,781,283

	Shares	Value
Ralcorp Holdings, Inc. (a)	21,650	$1,070,376
		9,285,465
Personal Products — 0.7%
Bare Escentuals, Inc. (a)	48,000	899,040
NBTY, Inc. (a)	59,690	1,913,662
		2,812,702
Energy — 8.2%
Energy Equipment & Services — 3.9%
Complete Production Services, Inc. (a)	70,920	2,582,907
Key Energy Services, Inc. (a)	102,450	1,989,579
Lufkin Industries, Inc.	27,172	2,262,884
Oil States International, Inc. (a)	37,010	2,347,914
Patterson-UTI Energy, Inc.	56,610	2,040,224
TGC Industries, Inc. (a)	129,360	1,151,304
Tidewater, Inc.	33,240	2,161,597
TriCo Marine Services, Inc. (a)	61,287	2,232,073
		16,768,482
Oil, Gas & Consumable Fuels — 4.3%
Alpha Natural Resources, Inc. (a)	16,980	1,770,844
Bois d'Arc Energy, Inc. (a)	69,730	1,695,136
Comstock Resources, Inc. (a)	42,840	3,616,981
Frontier Oil Corp.	68,140	1,629,227
Harvest Natural Resources, Inc. (a)	197,730	2,186,894
Holly Corp.	44,780	1,653,278
Nordic American Tanker Shipping	36,251	1,407,264
Stone Energy Corp. (a)	40,770	2,687,151
Swift Energy Co. (a)	27,840	1,839,110
Western Refining, Inc.	31,251	370,012
		18,855,897
Financials — 27.8%
Capital Markets — 0.4%
Piper Jaffray Companies, Inc. (a)	55,010	1,613,443
Commercial Banks — 7.8%
BancFirst Corp.	43,454	1,859,831
BancTrust Financial Group, Inc.	138,748	914,349
Bank of Granite Corp.	154,685	1,099,810
Bryn Mawr Bank Corp.	85,202	1,491,035
Capital Corp. of the West	114,412	434,766
Capitol Bancorp Ltd.	99,848	895,637
Chemical Financial Corp.	118,141	2,410,076
Columbia Banking System, Inc.	72,904	1,409,234
Community Trust Bancorp, Inc.	54,259	1,424,841
First Citizens BancShares, Inc., Class A	19,513	2,721,868
First Financial Corp.	78,775	2,411,303
First Horizon National Corp.	196,460	1,459,698
First National Bank of Alaska	708	1,309,800
Mass Financial Corp., Class A (a)	154,340	686,813
Merchants Bancshares, Inc.	82,419	1,850,307
Northfield Bancorp, Inc. (a)	74,027	795,790
Northrim BanCorp, Inc.	88,746	1,612,515
Sterling Bancorp NY	127,324	1,521,522

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Taylor Capital Group, Inc.	87,489	$655,293
UMB Financial Corp.	72,801	3,732,507
West Coast Bancorp	110,400	957,168
Whitney Holding Corp.	139,560	2,553,948
		34,208,111
Consumer Finance — 1.0%
Advance America Cash Advance Centers, Inc.	234,120	1,189,330
Cash America International, Inc.	105,680	3,276,080
		4,465,410
Diversified Financial Services — 0.4%
Medallion Financial Corp.	213,038	2,006,818
Insurance — 8.7%
American Physicians Capital, Inc.	23,001	1,114,168
Amerisafe, Inc. (a)	70,941	1,130,800
Baldwin & Lyons, Inc., Class B	80,440	1,406,091
CNA Surety Corp. (a)	113,651	1,436,549
EMC Insurance Group, Inc.	89,615	2,157,929
FBL Financial Group, Inc.	51,865	1,031,076
Harleysville Group, Inc.	59,881	2,025,774
Horace Mann Educators Corp.	145,446	2,039,153
IPC Holdings Ltd.	76,960	2,043,288
Max Capital Group Ltd.	66,280	1,413,752
Mercury General Corp.	31,550	1,474,016
National Western Life Insurance Co., Class A	9,406	2,055,211
Navigators Group, Inc. (a)	52,070	2,814,383
Phoenix Companies, Inc.	315,801	2,403,246
ProCentury Corp.	157,898	2,501,104
RAM Holdings Ltd. (a)	386,739	386,739
RLI Corp.	45,757	2,263,599
Safety Insurance Group, Inc.	56,410	2,011,017
Selective Insurance Group, Inc.	77,462	1,453,187
Stewart Information Services Corp.	69,090	1,336,201
United America Indemnity Ltd., Class A (a)	258,738	3,459,327
		37,956,610
Real Estate Investment Trusts (REITs) — 4.7%
DiamondRock Hospitality Co.	158,040	1,721,056
DuPont Fabros Technology, Inc.	100,342	1,870,375
Franklin Street Properties Corp.	185,562	2,345,504
Getty Realty Corp.	75,203	1,083,675
LaSalle Hotel Properties	84,890	2,133,286
National Health Investors, Inc.	56,040	1,597,700
Potlatch Corp.	80,290	3,622,685
Sun Communities, Inc.	125,542	2,288,631
SWA Reit & Investments Ltd. (a)(b)	35,785	19,156
Universal Health Realty Income Trust	65,307	1,959,210
Urstadt Biddle Properties, Inc., Class A	139,878	2,050,611
		20,691,889
Thrifts & Mortgage Finance — 4.8%
Bank Mutual Corp.	225,674	2,265,767
BankFinancial Corp.	139,387	1,813,425
Beneficial Mutual Bancorp, Inc. (a)	175,313	1,940,715

	Shares	Value
Brookline Bancorp, Inc.	263,240	$2,513,942
Clifton Savings Bancorp, Inc.	137,895	1,343,097
Corus Bankshares, Inc.	270,639	1,125,858
ESSA Bancorp, Inc.	92,886	1,162,933
Flagstar BanCorp, Inc.	313,577	943,867
Home Federal Bancorp, Inc.	178,240	1,757,446
TrustCo Bank Corp. NY	166,816	1,237,775
United Financial Bancorp, Inc. (b)	117,511	1,312,598
Washington Federal, Inc.	92,100	1,667,010
Westfield Financial, Inc.	198,352	1,795,086
		20,879,519
Health Care — 9.9%
Health Care Equipment & Supplies — 2.2%
Analogic Corp.	32,970	2,079,418
Haemonetics Corp. (a)	48,660	2,698,684
Hill-Rom Holdings, Inc.	42,920	1,157,982
STERIS Corp.	126,860	3,648,493
		9,584,577
Health Care Providers & Services — 5.6%
Amedisys, Inc. (a)	34,730	1,751,087
AmSurg Corp. (a)	66,700	1,624,145
Cross Country Healthcare, Inc. (a)	140,396	2,023,106
Gentiva Health Services, Inc. (a)	147,441	2,808,751
Healthspring, Inc. (a)	46,512	785,122
Kindred Healthcare, Inc. (a)	114,270	3,286,405
Magellan Health Services, Inc. (a)	27,120	1,004,254
NovaMed, Inc. (a)	270,636	1,020,298
Owens & Minor, Inc.	66,891	3,056,250
Pediatrix Medical Group, Inc. (a)	43,006	2,117,185
RehabCare Group, Inc. (a)	87,322	1,399,772
Res-Care, Inc. (a)	128,205	2,279,485
U.S. Physical Therapy, Inc. (a)	73,695	1,209,335
		24,365,195
Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	32,190	2,603,849
PAREXEL International Corp. (a)	83,640	2,200,568
Varian, Inc. (a)	28,610	1,460,827
		6,265,244
Pharmaceuticals — 0.7%
Alpharma, Inc., Class A (a)	89,220	2,010,127
Sciele Pharma, Inc. (a)	61,770	1,195,249
		3,205,376
Industrials — 12.8%
Aerospace & Defense — 0.9%
AAR Corp. (a)	63,600	860,508
Esterline Technologies Corp. (a)	26,610	1,310,809
Moog, Inc., Class A (a)	41,180	1,533,543
		3,704,860
Airlines — 0.4%
AirTran Holdings, Inc. (a)	132,490	270,280
JetBlue Airways Corp. (a)	177,050	660,396

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Skywest, Inc.	80,800	$1,022,120
		1,952,796
Building Products — 1.6%
Builders FirstSource, Inc. (a)	84,448	448,419
Lennox International, Inc.	55,900	1,618,864
NCI Building Systems, Inc. (a)	74,710	2,744,098
Trex Co., Inc. (a)	78,085	915,937
Universal Forest Products, Inc.	37,470	1,122,601
		6,849,919
Commercial Services & Supplies — 3.2%
ABM Industries, Inc.	65,080	1,448,030
Casella Waste Systems, Inc., Class A (a)	125,202	1,526,212
CBIZ, Inc. (a)	169,108	1,344,409
CDI Corp.	49,629	1,262,562
Consolidated Graphics, Inc. (a)	62,240	3,066,565
Healthcare Services Group, Inc.	103,994	1,581,749
Kimball International, Inc., Class B	106,034	877,961
Korn/Ferry International (a)	101,060	1,589,674
United Stationers, Inc. (a)	40,050	1,479,847
		14,177,009
Construction & Engineering — 1.4%
EMCOR Group, Inc. (a)	111,560	3,182,807
KHD Humboldt Wedag International Ltd. (a)	95,202	3,001,719
		6,184,526
Electrical Equipment — 0.8%
Belden CDT, Inc.	55,060	1,865,433
Woodward Governor Co.	40,440	1,442,090
		3,307,523
Machinery — 1.4%
EnPro Industries, Inc. (a)	87,172	3,255,002
Harsco Corp.	39,154	2,130,369
Kadant, Inc. (a)	39,558	894,011
		6,279,382
Road & Rail — 2.1%
Amerco, Inc. (a)	28,400	1,354,112
Genesee & Wyoming, Inc., Class A (a)	51,670	1,757,813
Heartland Express, Inc.	98,480	1,468,337
Ryder System, Inc.	18,670	1,285,990
Werner Enterprises, Inc.	178,810	3,322,290
		9,188,542
Trading Companies & Distributors — 1.0%
Kaman Corp.	74,206	1,688,929
Watsco, Inc.	67,560	2,824,008
		4,512,937
Information Technology — 14.3%
Communications Equipment — 1.9%
Anaren, Inc. (a)	136,531	1,443,133
Bel Fuse, Inc., Class B	33,800	835,198
Black Box Corp.	50,678	1,377,935

	Shares	Value
Comtech Telecommunications Corp. (a)	29,020	$1,421,980
Dycom Industries, Inc. (a)	116,220	1,687,514
Polycom, Inc. (a)	55,240	1,345,646
Tollgrade Communications, Inc. (a)	89,557	402,111
		8,513,517
Computers & Peripherals — 1.3%
Brocade Communications Systems, Inc. (a)	170,430	1,404,343
Electronics for Imaging, Inc. (a)	103,160	1,506,136
Emulex Corp. (a)	98,090	1,142,749
QLogic Corp. (a)	107,460	1,567,841
		5,621,069
Electronic Equipment & Instruments — 3.8%
Anixter International, Inc. (a)	52,640	3,131,554
Benchmark Electronics, Inc. (a)	106,395	1,738,494
Brightpoint, Inc. (a)	190,444	1,390,241
CPI International, Inc. (a)	105,890	1,302,447
GSI Group Inc/Canada (a)	143,050	1,110,068
MTS Systems Corp.	53,607	1,923,419
NAM TAI Electronics, Inc.	217,037	2,838,844
Plexus Corp. (a)	49,360	1,366,285
Vishay Intertechnology, Inc. (a)	189,800	1,683,526
		16,484,878
IT Services — 1.8%
CACI International, Inc., Class A (a)	40,670	1,861,466
CSG Systems International, Inc. (a)	47,365	521,962
MAXIMUS, Inc.	38,130	1,327,687
MPS Group, Inc. (a)	310,584	3,301,508
TeleTech Holdings, Inc. (a)	50,037	998,738
		8,011,361
Semiconductors & Semiconductor Equipment — 2.6%
Actel Corp. (a)	119,482	2,013,272
Advanced Energy Industries, Inc. (a)	64,480	883,376
ATMI, Inc. (a)	28,970	808,842
Cabot Microelectronics Corp. (a)	25,540	846,651
Exar Corp. (a)	107,560	811,002
Fairchild Semiconductor International, Inc. (a)	83,410	978,399
Kulicke & Soffa Industries, Inc. (a)	56,492	411,827
Mattson Technology, Inc. (a)	230,910	1,099,132
MKS Instruments, Inc. (a)	65,202	1,427,924
RF Micro Devices, Inc. (a)	211,890	614,481
Ultra Clean Holdings (a)	104,110	828,716
Varian Semiconductor Equipment Associates, Inc. (a)	24,897	866,913
		11,590,535
Software — 2.9%
ACI Worldwide, Inc. (a)	74,740	1,314,677
Captaris, Inc. (a)	216,227	875,719
InterVoice, Inc. (a)	109,570	624,549
Lawson Software, Inc. (a)	89,140	648,048
Mentor Graphics Corp. (a)	118,960	1,879,568
MSC.Software Corp. (a)	171,152	1,879,249

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Progress Software Corp. (a)	51,800	$1,324,526
SPSS, Inc. (a)	34,600	1,258,402
Sybase, Inc. (a)	90,650	2,666,923
		12,471,661
Materials — 6.0%
Chemicals — 1.9%
H.B. Fuller Co.	149,280	3,349,843
Minerals Technologies, Inc.	35,210	2,239,004
Sensient Technologies Corp.	96,190	2,708,710
		8,297,557
Construction Materials — 0.4%
Eagle Materials, Inc.	70,420	1,783,739
Containers & Packaging — 2.1%
AptarGroup, Inc.	52,500	2,202,375
Greif, Inc., Class A	36,422	2,332,101
Greif, Inc., Class B	61,177	3,473,018
Packaging Corp. of America	55,868	1,201,721
		9,209,215
Metals & Mining — 1.3%
Carpenter Technology Corp.	28,420	1,240,533
Haynes International, Inc. (a)	29,375	1,690,531
Worthington Industries, Inc.	127,200	2,607,600
		5,538,664
Paper & Forest Products — 0.3%
Mercer International, Inc. (a)	191,471	1,432,203
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.3%
Warwick Valley Telephone Co.	98,096	1,035,894
Wireless Telecommunication Services — 0.3%
Syniverse Holdings, Inc. (a)	88,807	1,438,673
Utilities — 7.0%
Electric Utilities — 3.9%
ALLETE, Inc.	64,770	2,720,340
El Paso Electric Co. (a)	128,151	2,537,390
Hawaiian Electric Industries, Inc	87,750	2,170,057
Maine & Maritimes Corp. (a)	20,955	888,492
MGE Energy, Inc.	68,713	2,241,418
Otter Tail Corp.	54,406	2,112,585
Portland General Electric Co.	106,991	2,409,437
UIL Holdings Corp.	74,694	2,196,751
		17,276,470
Gas Utilities — 0.5%
WGL Holdings, Inc.	59,040	2,051,050
Independent Power Producers & Energy Traders — 0.5%
Black Hills Corp.	69,390	2,224,643
Multi-Utilities — 2.1%
Avista Corp.	135,270	2,902,895
CH Energy Group, Inc.	114,195	4,061,916

	Shares	Value
NorthWestern Corp.	86,060	$2,187,645
		9,152,456
Total Common Stocks (cost of $474,535,604)		431,847,531
Investment Company — 0.7%
iShares Russell 2000 Value Index Fund	47,800	3,059,200
Total Investment Company (cost of $3,183,074)		3,059,200
	Par
SHORT-TERM OBLIGATION — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $2,431,275 (repurchase proceeds $2,379,106)	$2,379,000	2,379,000
Total Short-Term Obligation (cost of $2,379,000)		2,379,000
Total Investments — 99.9% (cost of $480,097,678) (c)		437,285,731
Other Assets & Liabilities, Net — 0.1%		336,826
Net Assets — 100.0%		$437,622,557

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $480,097,678.

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	27.8
Information Technology	14.3
Industrials	12.8
Health Care	9.9
Energy	8.2
Consumer Discretionary	7.6
Utilities	7.0
Materials	6.0
Consumer Staples	4.5
Telecommunication Services	0.6
98.7
Investment Company	0.7
Short-Term Obligation	0.5
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$480,097,678
Investments, at value	$437,285,731
Cash	3,262,880
Receivable for:
Investments sold	1,419,817
Fund shares sold	366,553
Interest	106
Dividends	572,647
Expense reimbursement due from Distributor	10,508
Trustees' deferred compensation plan	27,366
Total Assets	442,945,608
Liabilities
Payable for:
Investments purchased	4,699,994
Fund shares repurchased	84,988
Investment advisory fee	293,700
Transfer agent fee	14
Pricing and bookkeeping fees	12,805
Trustees' fees	403
Custody fee	10,175
Reports to shareholders	58,999
Distribution fee—Class B	88,490
Chief compliance officer expenses	210
Trustees' deferred compensation plan	27,366
Other liabilities	45,907
Total Liabilities	5,323,051
Net Assets	$437,622,557
Net Assets Consist of
Paid-in capital	$417,667,961
Undistributed net investment income	3,476,414
Accumulated net realized gain	59,290,154
Net unrealized depreciation on:
Investments	(42,811,947)
Foreign currency translations	(25)
Net Assets	$437,622,557
Class A:
Net assets	$24,865,196
Shares outstanding	1,508,018
Net asset value per share	$16.49
Class B:
Net assets	$412,757,361
Shares outstanding	25,156,185
Net asset value per share	$16.41

See Accompanying Notes to Financial Statements.
8

Statement of Operations

Columbia Small Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$3,902,778
Interest	11,564
Total Investment Income	3,914,342
Expenses
Investment advisory fee	1,775,120
Distribution fee—Class B	542,517
Transfer agent fee	153
Pricing and bookkeeping fees	57,648
Trustees' fees	18,136
Custody fee	29,981
Chief compliance officer expenses	373
Other expenses	98,699
Expenses before interest expense	2,522,627
Interest expense	3,382
Total Expenses	2,526,009
Fees waived by Distributor—Class B	(91,926)
Custody earnings credits	(77)
Net Expenses	2,434,006
Net Investment Income	1,480,336
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on investments	6,091,781
Net change in unrealized appreciation (depreciation) on:
Investments	(50,486,264)
Foreign currency translations	(25)
Net change in unrealized appreciation (depreciation)	(50,486,289)
Net Loss	(44,394,508)
Net Decrease Resulting from Operations	$(42,914,172)

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets

Columbia Small Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$1,480,336	$2,034,262
Net realized gain on investments	6,091,781	53,278,820
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(50,486,289)	(72,507,047)
Net Decrease Resulting from Operations	(42,914,172)	(17,193,965)
Distributions to Shareholders:
From net investment income:
Class A	—	(54,408)
Class B	—	(1,079,134)
From net realized gains:
Class A	—	(1,318,531)
Class B	—	(43,555,478)
Total Distributions to Shareholders	—	(46,007,551)
Share Transactions
Class A:
Subscriptions	17,805,801	1,030,346
Distributions reinvested	—	1,372,939
Redemptions	(1,751,428)	(3,920,733)
Net Increase (Decrease)	16,054,373	(1,517,448)
Class B:
Subscriptions	29,044,798	156,424,431
Distributions reinvested	—	44,634,612
Redemptions	(42,728,341)	(98,719,323)
Net Increase (Decrease)	(13,683,543)	102,339,720
Net Increase from Share Transactions	2,370,830	100,822,272
Total Increase (Decrease) in Net Assets	(40,543,342)	37,620,756
Net Assets
Beginning of period	478,165,899	440,545,143
End of period	$437,622,557	$478,165,899
Undistributed net investment income at end of period	$3,476,414	$1,996,078
Changes in Shares
Class A:
Subscriptions	1,024,783	50,633
Distributions reinvested	—	68,339
Redemptions	(102,928)	(193,897)
Net Increase (Decrease)	921,855	(74,925)
Class B:
Subscriptions	1,699,667	7,941,951
Distributions reinvested	—	2,229,501
Redemptions	(2,509,068)	(4,920,787)
Net Increase (Decrease)	(809,401)	5,250,665

See Accompanying Notes to Financial Statements.
10

Financial Highlights

Columbia Small Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006 (a)		2005		2004	2003
Net Asset Value, Beginning of Period	$18.01		$20.61		$17.81		$16.92		$14.22	$10.47
Income from Investment Operations:
Net investment income (b)	0.06		0.09		0.07		0.08		0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.66)		(0.39)		3.33		0.84		3.12	4.03
Total from Investment Operations	(1.60)		(0.30)		3.40		0.92		3.19	4.10
Less Distributions to Shareholders:
From net investment income	—		(0.06)		(0.07)		—		(0.05)	(0.03)
From net realized gains	—		(2.24)		(0.53)		(0.03)		(0.44)	(0.32)
Total Distributions to Shareholders	—		(2.30)		(0.60)		(0.03)		(0.49)	(0.35)
Net Asset Value, End of Period	$16.41		$18.01		$20.61		$17.81		$16.92	$14.22
Total return (c)(d)(e)	(8.88	)%(f)	(2.58)%		19.36%		5.47	%(g)	22.51%	39.34%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.10	%(i)	1.10%		1.10%		1.10%		1.10%	1.10%
Interest expense	—	%(i)(j)	—	%(j)	—	%(j)	—		—	—
Net expenses (h)	1.10	%(i)	1.10%		1.10%		1.10%		1.10%	1.10%
Waiver/Reimbursement	0.04	%(i)	0.04%		0.06%		0.05%		0.12%	0.36%
Net investment income (h)	0.66	%(i)	0.44%		0.38%		0.47%		0.43%	0.54%
Portfolio turnover rate	18	%(f)	51%		35%		38%		30%	55%
Net assets, end of period (000's)	$412,757		$467,568		$426,877		$399,540		$264,487	$58,730

(a)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
11

Notes to Financial Statements

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$434,906,731	$—
Level 2—Other Significant Observable Inputs	2,379,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$437,285,731	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

12

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$8,142,294
Long-Term Capital Gains	37,865,257

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$44,678,417
Unrealized depreciation	(87,490,364)
Net unrealized depreciation	$(42,811,947)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any

13

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.80%
$500 million to $1 billion	0.75%
Over $1 billion	0.70%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.80% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—The Distributor and/or Columbia have voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 1.10% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary to reach the expense limit. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its

14

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $87,940,590 and $81,024,315, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the average daily loan balance outstanding on days where borrowings existed was $2,307,692 at a weighted average interest rate of 4.00%.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had three shareholders that collectively held 90.8% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is

15

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

16

Important Information About This Report

A description of the policies and procedures that Columbia Small Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154724-0608 (08/08) 08/55338

Columbia Strategic Income Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Strategic Income Fund, Variable Series / June 30, 2008

Columbia Strategic Income Fund, Variable Series seeks total return, consisting of current income and capital appreciation.

Laura A. Ostrander has managed or co-managed the fund since September 2000. Kevin L. Cronk and Thomas A. LaPointe have co-managed the fund since May 2005.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Strategic Income Fund, Variable Series trailed its benchmark, the Lehman Brothers Government/Credit Bond Index.1 The fund's stake in high-yield bonds, which are not in the index, and an underweight in U.S. Treasury, agency and mortgage bonds hampered relative returns. The fund beat the average return for its peer group, the Lipper VUF General Bond Funds Classification.2 We believe the fund's performance benefited from above-average foreign exposure, a slightly higher allocation to Treasuries than the peer group and a much lower stake in underperforming sectors, including asset-backed securities.

•  Approximately 33% of net assets were invested in foreign government bonds, with roughly two-thirds of that in developed market non-U.S. dollar denominated government bonds. These bonds performed well as global yields declined and the U.S. dollar lost value against most currencies. Non-dollar bonds, which are not in the Lehman index, outperformed Treasuries, which led U.S. fixed-income returns for the period. Emerging market debt, which is not in the index, represented the remainder of the foreign allocation. The sector posted modest gains, but in general underperformed U.S. Treasuries and investment grade corporate bonds.

•  High-yield bonds, which represented over 36% of net assets, declined as weak economic conditions made investors more risk averse. An underweight in the sector's higher-rated issues, which held up better than bonds with the lowest credit quality ratings, further hampered returns relative to the fund's benchmark. An overweight in the casino and gaming industry, which historically has performed well even during economic slowdowns, also hurt performance, as investors worried that slower consumer spending might boost loan defaults or late payments from companies with high debt levels.

•  Going forward, we expect bouts of market volatility to push risk-averse investors toward U.S. Treasuries. In the United States, we believe that tight credit and a weak economy will likely keep pressure on corporate bonds and high-yield issues. Foreign government bonds have the potential to continue to outperform U.S. government issues, as long as growth for major industrialized economies in Europe and Japan outpaces U.S. growth. We believe that emerging market bonds are likely to be squeezed by global liquidity concerns. Until market conditions change, we plan to maintain sizable stakes in U.S. Treasuries and non-dollar developed market foreign government bonds.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities or "junk" bonds offers the potential for higher current income and attractive total return, but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Strategic Income Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (07/05/94)	0.53	4.47	6.26	5.91
Lehman Brothers Government/Credit Bond Index	0.98	7.24	3.58	5.69

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	9.47	9.52

Annual operating expense ratio (%)*
Class A	0.82

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Strategic Income Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.32	1,020.69	4.19	4.22	0.84

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)		Value
GOVERNMENT & AGENCY OBLIGATIONS—56.5%
Foreign Government Obligations—33.1%
Aries Vermoegensverwaltungs GmbH 7.750% 10/25/09	EUR	250,000	$403,071
Banco Nacional de Desenvolvimento Economico e Social 6.369% 06/16/18 (b)		150,000	149,250
Corp. Andina de Fomento 6.375% 06/18/09	EUR	510,000	801,835
European Investment Bank 0.751% 09/21/11 (c)	JPY	122,000,000	1,148,741
1.250% 09/20/12	JPY	65,000,000	612,140
5.500% 12/07/11	GBP	380,000	749,305
Export Development Canada 0.880% 09/22/08	JPY	104,000,000	979,620
Federal Republic of Brazil 7.375% 02/03/15	EUR	450,000	747,471
8.750% 02/04/25		365,000	456,797
11.000% 08/17/40		410,000	542,225
12.500% 01/05/16	BRL	250,000	155,153
Federal Republic of Germany 4.250% 07/04/14	EUR	645,000	994,256
5.000% 07/04/12	EUR	555,000	882,226
6.000% 06/20/16	EUR	495,000	846,074
Government of Canada 4.000% 06/01/17	CAD	360,000	359,859
4.500% 06/01/15	CAD	537,000	555,843
5.000% 06/01/14	CAD	330,000	348,932
9.500% 06/01/10	CAD	740,000	809,189
International Finance Corp. 7.500% 02/28/13	AUD	390,000	374,202
Kingdom of Norway 5.500% 05/15/09	NOK	3,780,000	736,491
6.000% 05/16/11	NOK	6,520,000	1,292,170
Kingdom of Sweden 5.000% 01/28/09	SEK	5,320,000	885,923
6.750% 05/05/14	SEK	8,760,000	1,607,577
Kreditanstalt fuer Wiederaufbau 0.706% 08/08/11 (c)	JPY	50,000,000	470,944
New South Wales Treasury Corp. 6.000% 04/01/19	AUD	520,000	461,303
Pemex Project Funding Master Trust 5.750% 03/01/18 (b)		230,000	227,125
6.625% 04/04/10	EUR	175,000	277,981
Province of Quebec 4.500% 12/01/16	CAD	590,000	583,369
Republic of Colombia 8.125% 05/21/24		245,000	282,363
9.750% 04/09/11		327,723	354,760
Republic of France 4.000% 04/25/13	EUR	295,000	448,657
4.250% 10/25/17	EUR	820,000	1,237,850
4.750% 10/25/12	EUR	550,000	863,471

	Par (a)		Value
Republic of Indonesia 7.750% 01/17/38 (b)		$125,000	$117,500
Republic of Panama 8.875% 09/30/27		645,000	809,475
Republic of Peru 7.350% 07/21/25		320,000	356,800
9.875% 02/06/15		450,000	550,575
Republic of Poland 5.750% 03/24/10	PLN	2,345,000	1,079,263
Republic of South Africa 6.500% 06/02/14		250,000	257,188
13.000% 08/31/09	ZAR	535,000	68,797
13.000% 08/31/10	ZAR	125,000	16,312
13.000% 08/31/10	ZAR	535,000	69,906
13.000% 08/31/11	ZAR	535,000	70,947
Republic of Venezuela 7.000% 03/16/15	EUR	200,000	267,279
Russian Federation 7.500% 03/31/30		930,825	1,044,283
11.000% 07/24/18		320,000	448,790
12.750% 06/24/28		400,000	713,040
Treasury Corp. of Victoria 6.250% 10/15/12	AUD	410,000	378,884
United Kingdom Treasury 8.000% 09/27/13	GBP	320,000	717,028
9.000% 07/12/11	GBP	315,000	692,667
United Mexican States 6.050% 01/11/40		150,000	144,225
6.750% 09/27/34		180,000	190,980
8.375% 01/14/11		745,000	814,657
11.375% 09/15/16		730,000	1,014,700
			31,469,469
U.S. Government Obligations—23.4%
U.S. Treasury Bonds 7.500% 11/15/24 (d)		1,310,000	1,762,462
8.750% 05/15/17 (d)		4,911,000	6,616,423
8.875% 02/15/19 (d)		300,000	417,985
12.500% 08/15/14 (d)		7,260,000	8,036,479
U.S. Treasury Notes 5.000% 02/15/11 (d)		5,140,000	5,427,922
			15,644,848
Total Government & Agency Obligations (cost of $50,100,629)			53,730,740
CORPORATE FIXED-INCOME BONDS & NOTES—36.1%
Basic Materials—2.9%
Chemicals—0.9%
Agricultural Chemicals—0.3%
Mosaic Co. 7.875% 12/01/16 (b)		150,000	159,750
Terra Capital, Inc. 7.000% 02/01/17		115,000	112,700
			272,450

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)		Value
Chemicals – Diversified—0.4%
Huntsman International LLC 6.875% 11/15/13 (b)	EUR	90,000	$117,611
7.875% 11/15/14		125,000	114,375
Ineos Group Holdings PLC 8.500% 02/15/16 (b)		145,000	95,338
NOVA Chemicals Corp. 6.500% 01/15/12		145,000	129,775
			457,099
Chemicals – Specialty—0.2%
Chemtura Corp. 6.875% 06/01/16		125,000	108,125
MacDermid, Inc. 9.500% 04/15/17 (b)		85,000	76,925
			185,050
Forest Products & Paper—0.6%
Paper & Related Products—0.6%
Abitibi-Consolidated, Inc. 8.375% 04/01/15		210,000	94,500
Domtar Corp. 7.125% 08/15/15		175,000	166,687
Georgia-Pacific Corp. 8.000% 01/15/24		140,000	129,500
NewPage Corp. 10.000% 05/01/12		65,000	65,813
12.000% 05/01/13		90,000	90,900
NewPage Holding Corp. PIK, 9.986% 11/01/13		10,000	9,650
			557,050
Iron/Steel—0.2%
Steel – Producers—0.2%
Steel Dynamics, Inc. 7.750% 04/15/16 (b)		165,000	164,175
Metals & Mining—1.2%
Diversified Minerals—0.2%
FMG Finance Ltd. 10.625% 09/01/16 (b)		195,000	227,175
Metal – Diversified—0.4%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17		315,000	332,325
Mining Services—0.1%
Noranda Aluminium Holding Corp., PIK 8.578% 11/15/14 (c)		145,000	118,900
Non-Ferrous Metals—0.5%
Codelco, Inc. 5.500% 10/15/13		460,000	465,714
Communications—6.5%
Media—2.3%
Cable TV—0.9%
Cablevision Systems Corp. 8.000% 04/15/12		95,000	89,775

	Par (a)	Value
Charter Communications Holdings I LLC 11.000% 10/01/15	$125,000	$92,656
Charter Communications Holdings II LLC 10.250% 09/15/10	65,000	62,888
CSC Holdings, Inc. 7.625% 04/01/11	230,000	225,400
DirecTV Holdings LLC 6.375% 06/15/15	190,000	178,125
EchoStar DBS Corp. 6.625% 10/01/14	220,000	203,500
		852,344
Multimedia—0.5%
CanWest MediaWorks LP 9.250% 08/01/15 (b)	195,000	158,925
Lamar Media Corp. 6.625% 08/15/15	155,000	141,050
Quebecor Media, Inc. 7.750% 03/15/16	70,000	65,100
7.750% 03/15/16	135,000	125,550
		490,625
Publishing – Books—0.2%
TL Acquisitions, Inc. 10.500% 01/15/15 (b)	200,000	173,000
Publishing – Periodicals—0.5%
Dex Media, Inc. (e) 11/15/13 (9.000% 11/15/08)	160,000	114,400
Idearc, Inc. 8.000% 11/15/16	215,000	135,181
R.H. Donnelley Corp. 8.875% 01/15/16	80,000	48,000
8.875% 10/15/17 (b)	185,000	110,075
		407,656
Radio—0.1%
CMP Susquehanna Corp. 9.875% 05/15/14	155,000	108,500
Television—0.1%
Local TV Finance LLC PIK, 9.250% 06/15/15 (b)	100,000	78,000
Telecommunication Services—4.2%
Cellular Telecommunications—1.6%
Cricket Communications, Inc. 9.375% 11/01/14	210,000	202,125
Digicel Group Ltd. 8.875% 01/15/15 (b)	200,000	188,750
MetroPCS Wireless, Inc. 9.250% 11/01/14	210,000	202,125
Orascom Telecom Finance SCA 7.875% 02/08/14 (b)	100,000	92,750
Rural Cellular Corp. 5.682% 06/01/13 (c)	150,000	150,375
8.623% 11/01/12 (c)	165,000	166,238

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)		Value
US Unwired, Inc. 10.000% 06/15/12		$200,000	$204,500
Wind Acquisition Financial SA PIK, 9.984% 12/21/11 (c)(f)		303,104	285,601
			1,492,464
Satellite Telecommunications—0.5%
Inmarsat Finance II PLC (e) 11/15/12 (10.375% 11/15/08)		255,000	257,550
Intelsat Bermuda Ltd. 11.250% 06/15/16		250,000	253,125
			510,675
Telecommunication Equipment—0.2%
Lucent Technologies, Inc. 6.450% 03/15/29		210,000	160,650
Telecommunication Services—0.6%
Hellas Telecommunications Luxembourg II 8.463% 01/15/15 (b)(c)		75,000	57,000
Nordic Telephone Co. Holdings ApS 8.250% 05/01/16 (b)	EUR	115,000	163,861
Syniverse Technologies, Inc. 7.750% 08/15/13		95,000	89,300
Time Warner Telecom Holdings, Inc. 9.250% 02/15/14		135,000	138,038
West Corp. 11.000% 10/15/16		160,000	135,200
			583,399
Telephone – Integrated—1.3%
Cincinnati Bell, Inc. 8.375% 01/15/14		130,000	125,775
Citizens Communications Co. 7.875% 01/15/27		210,000	183,750
Qwest Communications International, Inc. 7.500% 02/15/14		215,000	204,250
Qwest Corp. 7.500% 10/01/14		70,000	67,375
7.500% 06/15/23		195,000	173,550
8.875% 03/15/12		85,000	86,700
Virgin Media Finance PLC 8.750% 04/15/14	EUR	155,000	208,278
Windstream Corp. 8.625% 08/01/16		205,000	204,487
			1,254,165
Consumer Cyclical—5.4%
Apparel—0.2%
Apparel Manufacturers—0.2%
Levi Strauss & Co. 9.750% 01/15/15		230,000	231,150

	Par (a)		Value
Auto Manufacturers—0.4%
Auto – Cars/Light Trucks—0.4%
Ford Motor Co. 7.450% 07/16/31		$205,000	$119,413
General Motors Corp. 8.375% 07/15/33		415,000	245,887
			365,300
Auto Parts & Equipment—0.8%
Auto/Truck Parts & Equipment – Original—0.5%
ArvinMeritor, Inc. 8.125% 09/15/15		100,000	78,500
Cooper-Standard Automotive, Inc. 7.000% 12/15/12		90,000	75,150
Hayes Lemmerz Finance Luxembourg SA 8.250% 06/15/15 (b)	EUR	150,000	200,861
TRW Automotive, Inc. 7.000% 03/15/14 (b)		130,000	112,775
			467,286
Auto/Truck Parts & Equipment – Replacement—0.1%
Commercial Vehicle Group, Inc. 8.000% 07/01/13		135,000	117,112
Rubber – Tires—0.2%
Goodyear Tire & Rubber Co. 8.625% 12/01/11		49,000	49,490
9.000% 07/01/15		94,000	93,765
			143,255
Distribution/Wholesale—0.1%
Buhrmann U.S., Inc. 7.875% 03/01/15		100,000	111,738
Entertainment—0.4%
Music—0.3%
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (b)		110,000	100,650
WMG Acquisition Corp. 7.375% 04/15/14		135,000	112,219
WMG Holdings Corp. (e) 12/15/14 (9.500% 12/15/09)		110,000	69,300
			282,169
Resorts/Theme Parks—0.1%
Six Flags, Inc. 9.625% 06/01/14		95,000	52,725
Six Flags Operations, Inc. 12.250% 07/15/16 (b)		42,000	38,745
			91,470
Home Builders—0.1%
Building – Residential/Commercial—0.1%
KB Home 5.875% 01/15/15		145,000	120,350

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Home Furnishings—0.1%
Sealy Mattress Co. 8.250% 06/15/14	$70,000	$57,400
Leisure Time—0.4%
Cruise Lines—0.2%
Royal Caribbean Cruises Ltd. 7.000% 06/15/13	245,000	216,825
Recreational Centers—0.2%
Town Sports International, Inc. (e) 02/01/14 (11.000% 02/01/09)	146,000	136,510
Lodging—1.6%
Casino Hotels—1.2%
Boyd Gaming Corp. 6.750% 04/15/14	125,000	96,250
Greektown Holdings LLC 10.750% 12/01/13 (b)(g)	65,000	48,100
Harrah's Operating Co., Inc. 10.750% 02/01/16 (b)	260,000	215,800
Jacobs Entertainment, Inc. 9.750% 06/15/14	120,000	90,000
Majestic Star LLC 9.750% 01/15/11	175,000	52,500
MGM Mirage 7.500% 06/01/16	365,000	300,212
Pinnacle Entertainment, Inc. 7.500% 06/15/15	135,000	103,275
Snoqualmie Entertainment Authority 6.936% 02/01/14 (b)(c)	30,000	22,050
9.125% 02/01/15 (b)	110,000	81,400
Station Casinos, Inc. 6.625% 03/15/18	195,000	104,325
		1,113,912
Gambling (Non-Hotel)—0.4%
Mashantucket Western Pequot Tribe 8.500% 11/15/15 (b)	245,000	216,213
Seminole Indian Tribe of Florida 7.804% 10/01/20 (b)	195,000	188,635
		404,848
Retail—1.2%
Retail – Apparel/Shoe—0.2%
Hanesbrands, Inc. 6.508% 12/15/14 (c)	95,000	88,350
Phillips-Van Heusen Corp. 7.250% 02/15/11	95,000	95,237
8.125% 05/01/13	60,000	60,600
		244,187
Retail – Automobiles—0.4%
AutoNation, Inc. 4.713% 04/15/13 (c)	40,000	33,800
7.000% 04/15/14	90,000	80,100

	Par (a)	Value
KAR Holdings, Inc. 10.000% 05/01/15	$130,000	$109,200
United Auto Group, Inc. 7.750% 12/15/16	165,000	144,375
		367,475
Retail – Discount—0.1%
Dollar General Corp. PIK, 11.875% 07/15/17	90,000	85,050
Retail – Drug Stores—0.2%
Rite Aid Corp. 9.375% 12/15/15	235,000	157,450
Retail – Major Department Stores—0.0%
Saks, Inc. 9.875% 10/01/11	35,000	36,400
Retail – Propane Distributors—0.2%
AmeriGas Partners LP 7.125% 05/20/16	120,000	111,300
7.250% 05/20/15	55,000	51,425
		162,725
Retail – Restaurants—0.1%
Landry's Restaurants, Inc. 9.500% 12/15/14	115,000	112,700
Textiles—0.1%
Textile – Products—0.1%
INVISTA 9.250% 05/01/12 (b)	125,000	127,813
Consumer Non-Cyclical—5.0%
Agriculture—0.2%
Tobacco—0.2%
Reynolds American, Inc. 7.625% 06/01/16	140,000	145,854
Beverages—0.2%
Beverages – Non-Alcoholic—0.1%
Cott Beverages, Inc. 8.000% 12/15/11	80,000	67,200
Beverages – Wine/Spirits—0.1%
Constellation Brands, Inc. 8.125% 01/15/12	115,000	114,425
Biotechnology—0.1%
Medical – Biomedical/Gene—0.1%
Bio-Rad Laboratories, Inc. 7.500% 08/15/13	140,000	140,700
Commercial Services—1.3%
Commercial Services—0.3%
ARAMARK Corp. 8.500% 02/01/15	125,000	122,500
Iron Mountain, Inc. 7.750% 01/15/15	140,000	139,300
		261,800
Commercial Services – Finance—0.1%
ACE Cash Express, Inc. 10.250% 10/01/14 (b)	115,000	86,250
Funeral Services & Related Items—0.1%

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Service Corp. International 6.750% 04/01/16	$80,000	$75,800
7.375% 10/01/14	10,000	10,000
		85,800
Private Corrections—0.3%
Corrections Corp. of America 6.250% 03/15/13	125,000	120,312
GEO Group, Inc. 8.250% 07/15/13	200,000	204,000
		324,312
Rental Auto/Equipment—0.5%
Ashtead Holdings PLC 8.625% 08/01/15 (b)	130,000	113,100
Hertz Corp. 8.875% 01/01/14	115,000	105,225
Rental Service Corp. 9.500% 12/01/14	95,000	79,325
United Rentals North America, Inc. 6.500% 02/15/12	160,000	144,000
		441,650
Food—0.7%
Food – Dairy Products—0.1%
Dean Foods Co. 7.000% 06/01/16	110,000	95,425
Food – Meat Products—0.1%
Smithfield Foods, Inc. 7.750% 07/01/17	135,000	112,050
Food – Miscellaneous/Diversified—0.5%
Del Monte Corp. 6.750% 02/15/15	70,000	66,675
Dole Food Co., Inc. 8.625% 05/01/09	78,000	74,295
Pinnacle Foods Finance LLC 9.250% 04/01/15	175,000	154,000
Reddy Ice Holdings, Inc. (e) 11/01/12 (10.500% 11/01/08)	150,000	126,375
		421,345
Healthcare Products—0.5%
Medical Products—0.5%
Biomet, Inc. 11.625% 10/15/17	320,000	339,200
PIK, 10.375% 10/15/17	165,000	174,900
		514,100
Healthcare Services—1.2%
Dialysis Centers—0.2%
DaVita, Inc. 7.250% 03/15/15	165,000	160,463

	Par (a)	Value
Medical – Hospitals—0.9%
Community Health Systems, Inc. 8.875% 07/15/15	$165,000	$166,031
HCA, Inc. 9.250% 11/15/16	140,000	144,200
PIK, 9.625% 11/15/16	280,000	288,400
Tenet Healthcare Corp. 9.875% 07/01/14	275,000	276,375
		875,006
Physician Practice Management—0.1%
U.S. Oncology Holdings, Inc. PIK, 7.949% 03/15/12	100,000	79,000
Household Products/Wares—0.3%
Consumer Products – Miscellaneous—0.3%
American Greetings Corp. 7.375% 06/01/16	110,000	107,250
Jarden Corp. 7.500% 05/01/17	110,000	95,700
Jostens IH Corp. 7.625% 10/01/12	100,000	98,250
		301,200
Pharmaceuticals—0.5%
Medical – Drugs—0.4%
Elan Finance PLC 8.875% 12/01/13	190,000	190,475
Warner Chilcott Corp. 8.750% 02/01/15	166,000	168,490
		358,965
Pharmacy Services—0.1%
Omnicare, Inc. 6.750% 12/15/13	130,000	122,200
Energy—4.8%
Coal—0.4%
Arch Western Finance LLC 6.750% 07/01/13	135,000	132,300
Massey Energy Co. 6.875% 12/15/13	210,000	204,750
Peabody Energy Corp. 7.375% 11/01/16	25,000	24,937
		361,987
Energy – Alternate Sources—0.1%
VeraSun Energy Corp. 9.375% 06/01/17	150,000	77,250
Oil & Gas—3.2%
Oil Companies – Exploration & Production—2.8%
Chesapeake Energy Corp. 6.375% 06/15/15	75,000	70,875
7.500% 06/15/14	170,000	168,725
Cimarex Energy Co. 7.125% 05/01/17	115,000	112,988
Compton Petroleum Corp. 7.625% 12/01/13	155,000	152,287
KCS Energy, Inc. 7.125% 04/01/12	45,000	43,200

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Newfield Exploration Co. 6.625% 04/15/16	$170,000	$155,975
OPTI Canada, Inc. 8.250% 12/15/14	145,000	144,275
PEMEX Finance Ltd. 9.150% 11/15/18 (b)	310,000	372,000
10.610% 08/15/17 (b)	215,000	272,291
PetroHawk Energy Corp. 7.875% 06/01/15 (b)	250,000	244,062
Pioneer Natural Resources Co. 5.875% 07/15/16	125,000	113,057
Quicksilver Resources, Inc. 7.125% 04/01/16	150,000	139,688
Range Resources Corp. 7.500% 05/15/16	100,000	99,625
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832% 09/30/16 (b)	335,000	325,312
Southwestern Energy Co. 7.500% 02/01/18 (b)	215,000	221,216
		2,635,576
Oil Refining & Marketing—0.2%
Tesoro Corp. 6.625% 11/01/15	125,000	115,313
United Refining Co. 10.500% 08/15/12	90,000	87,075
		202,388
Oil – Field Services—0.2%
Gazprom International SA 7.201% 02/01/20	235,429	235,723
Oil & Gas Services—0.1%
Seismic Data Collection—0.1%
Seitel, Inc. 9.750% 02/15/14	95,000	84,906
Oil, Gas & Consumable Fuels—0.3%
Oil Company – Integrated—0.3%
Petrobras International Finance Co. 6.125% 10/06/16	300,000	300,000
Pipelines—0.7%
Atlas Pipeline Partners LP 8.125% 12/15/15	110,000	108,075
El Paso Corp. 6.875% 06/15/14	165,000	165,302
7.250% 06/01/18	175,000	172,375
Kinder Morgan Finance Co. ULC 5.700% 01/05/16	110,000	97,900
MarkWest Energy Partners LP 6.875% 11/01/14	160,000	150,800
		694,452

	Par (a)		Value
Financials—3.1%
Commercial Banks—0.6%
Special Purpose Banks—0.6%
Instituto de Credito Oficial 0.800% 09/28/09	JPY	65,000,000	$610,565
Diversified Financial Services—1.7%
Finance – Auto Loans—0.8%
Ford Motor Credit Co. 7.800% 06/01/12		295,000	228,155
8.000% 12/15/16		155,000	112,648
GMAC LLC 6.875% 09/15/11		290,000	208,386
8.000% 11/01/31		275,000	178,909
			728,098
Finance – Consumer Loans—0.5%
SLM Corp. 6.500% 06/15/10	NZD	725,000	492,012
Investment Management/Advisor Service—0.2%
Nuveen Investments, Inc. 10.500% 11/15/15 (b)		220,000	202,950
Special Purpose Entity—0.2%
FireKeepers Development Authority 13.875% 05/01/15 (b)		75,000	73,312
Goldman Sachs Capital II 5.793% 12/29/49 (c)		185,000	128,642
			201,954
Insurance—0.5%
Insurance Brokers—0.2%
HUB International Holdings, Inc. 10.250% 06/15/15 (b)		145,000	118,900
USI Holdings Corp. 9.750% 05/15/15 (b)		95,000	81,700
			200,600
Property/Casualty Insurance—0.3%
Asurion Corp. 8.948% 07/02/15 (f)		66,422	61,219
9.284% 07/02/15 (f)		48,578	44,773
Crum & Forster Holdings Corp. 7.750% 05/01/17		200,000	185,500
			291,492
Real Estate Investment Trusts (REITs)—0.3%
REITS – Hotels—0.2%
Host Marriott LP 6.750% 06/01/16		175,000	155,312
REITS – Regional Malls—0.1%
Rouse Co. LP/TRC Co-Issuer, Inc. 6.750% 05/01/13 (b)		95,000	85,598

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Industrials—5.0%
Aerospace & Defense—0.6%
Aerospace/Defense – Equipment—0.4%
BE Aerospace, Inc. 8.500% 07/01/18	$100,000	$100,375
DRS Technologies, Inc. 6.875% 11/01/13	150,000	150,000
Sequa Corp. 11.750% 12/01/15 (b)	165,000	146,850
		397,225
Electronics – Military—0.2%
L-3 Communications Corp. 6.375% 10/15/15	135,000	126,225
Electrical Components & Equipment—0.3%
Wire & Cable Products—0.3%
Belden, Inc. 7.000% 03/15/17	180,000	172,800
General Cable Corp. 5.073% 04/01/15 (c)	75,000	66,563
7.125% 04/01/17	75,000	71,437
		310,800
Electronics—0.1%
Electronic Components – Miscellaneous—0.1%
Flextronics International Ltd. 6.250% 11/15/14	150,000	140,250
Engineering & Construction—0.1%
Building & Construction – Miscellaneous—0.1%
Esco Corp. 8.625% 12/15/13 (b)	95,000	95,950
Environmental Control—0.5%
Non-Hazardous Waste Disposal—0.3%
Allied Waste North America, Inc. 7.875% 04/15/13	260,000	264,550
Recycling—0.2%
Aleris International, Inc. 10.000% 12/15/16	105,000	76,913
PIK, 9.000% 12/15/14	130,000	103,512
		180,425
Hand/Machine Tools—0.1%
Machinery – Electrical—0.1%
Baldor Electric Co. 8.625% 02/15/17	100,000	100,500
Machinery – Construction & Mining—0.2%
Terex Corp. 8.000% 11/15/17	200,000	198,500
Machinery – Diversified—0.3%
Machinery – General Industry—0.1%
Manitowoc Co., Inc. 7.125% 11/01/13	125,000	118,750

	Par (a)	Value
Machinery – Material Handling—0.2%
Columbus McKinnon Corp. 8.875% 11/01/13	$130,000	$133,900
Miscellaneous Manufacturing—0.7%
Diversified Manufacturing Operators—0.5%
Bombardier, Inc. 6.300% 05/01/14 (b)	225,000	214,875
Koppers Holdings, Inc. (e) 11/15/14 (9.875% 11/15/09)	140,000	126,700
Trinity Industries, Inc. 6.500% 03/15/14	155,000	150,350
		491,925
Miscellaneous Manufacturing—0.2%
American Railcar Industries, Inc. 7.500% 03/01/14	120,000	111,600
TriMas Corp. 9.875% 06/15/12	73,000	64,423
		176,023
Packaging & Containers—1.0%
Containers – Metal/Glass—0.6%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	165,000	165,000
Owens-Brockway Glass Container, Inc. 8.250% 05/15/13	395,000	404,875
		569,875
Containers – Paper/Plastic—0.4%
Berry Plastics Holding Corp. 10.250% 03/01/16	130,000	97,500
Jefferson Smurfit Corp. 8.250% 10/01/12	190,000	165,775
Solo Cup Co. 8.500% 02/15/14	150,000	131,250
		394,525
Transportation—1.1%
Transportation – Marine—0.5%
Navios Maritime Holdings, Inc. 9.500% 12/15/14	160,000	163,600
Ship Finance International Ltd. 8.500% 12/15/13	155,000	158,100
Stena AB 7.500% 11/01/13	190,000	187,387
		509,087
Transportation – Railroad—0.1%
TFM SA de CV 9.375% 05/01/12	130,000	135,200
Transportation – Services—0.4%
CHC Helicopter Corp. 7.375% 05/01/14	190,000	197,125
PHI, Inc. 7.125% 04/15/13	135,000	129,600
		326,725

See Accompanying Notes to Financial Statements.
10

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Transportation – Trucks—0.1%
QDI LLC 9.000% 11/15/10 (b)	$105,000	$70,875
Technology—0.8%
Computers—0.3%
Computer Services—0.3%
Sungard Data Systems, Inc. 9.125% 08/15/13	250,000	252,500
Semiconductors—0.5%
Electronic Components – Miscellaneous—0.1%
NXP BV/NXP Funding LLC 9.500% 10/15/15	180,000	156,600
Electronic Components – Semiconductors—0.4%
Amkor Technology, Inc. 9.250% 06/01/16	100,000	95,250
Freescale Semiconductor, Inc. PIK, 9.125% 12/15/14	365,000	283,787
		379,037
Utilities—2.6%
Electric—2.5%
Electric – Generation—0.8%
AES Corp. 7.750% 03/01/14	215,000	212,044
8.000% 10/15/17	55,000	53,900
Edison Mission Energy 7.000% 05/15/17	185,000	172,975
Intergen NV 9.000% 06/30/17 (b)	270,000	279,450
		718,369
Electric – Integrated—0.8%
CMS Energy Corp. 6.875% 12/15/15	100,000	98,552
Energy Future Holdings Corp. 10.875% 11/01/17 (b)	185,000	186,850
Texas Competitive Electric Holdings Co., PIK, 10.500% 11/01/16 (b)	455,000	440,212
		725,614
Independent Power Producer—0.9%
Dynegy Holdings, Inc. 7.125% 05/15/18	215,000	187,050
7.750% 06/01/19	85,000	77,350
Mirant North America LLC 7.375% 12/31/13	95,000	94,169
NRG Energy, Inc. 7.250% 02/01/14	110,000	105,050
7.375% 02/01/16	130,000	122,362
7.375% 01/15/17	65,000	61,425
NSG Holdings LLC/NSG Holdings, Inc. 7.750% 12/15/25 (b)	145,000	142,825
Reliant Energy, Inc. 7.875% 06/15/17	100,000	97,750
		887,981

	Par (a)	Value
Independent Power Producers—0.1%
Electric – Integrated—0.1%
Mirant Americas Generation LLC 8.500% 10/01/21	$145,000	$135,213
Total Corporate Fixed-Income Bonds & Notes (cost of $36,823,887)		34,309,773
MORTGAGE-BACKED SECURITIES—3.2%
Federal Home Loan Mortgage Corp. 8.000% 10/01/26	55,150	59,696
Federal National Mortgage Association 6.000% 02/01/37	875,158	884,166
6.500% 11/01/36	2,003,623	2,065,571
Total Mortgage-Backed Securities (cost of $2,973,745)		3,009,433
ASSET-BACKED SECURITIES—0.9%
Equity One ABS, Inc. 4.205% 04/25/34	625,000	553,713
GMAC Mortgage Corp. 4.865% 09/25/34	520,000	273,753
Total Asset-Backed Securities (cost of $1,140,508)		827,466
MUNICIPAL BONDS—0.5%
California—0.4%
CA Cabazon Band Mission Indians 13.000% 10/01/11 (b)	350,000	367,269
Virginia—0.1%
VA Tobacco Settlement Financing Corp. Series 2007 A1, 6.706% 06/01/46	180,000	151,725
Total Municipal Bonds (cost of $529,982)		518,994
	Shares
COMMON STOCKS—0.0%
Industrials—0.0%
Commercial Services & Supplies—0.0%
Fairlane Management Corp. (h)(i)(j)	2,000	—
		—
Road & Rail—0.0%
Quality Distribution, Inc.(h)	1,343	3,250
Total Common Stocks (cost of $—)		3,250

See Accompanying Notes to Financial Statements.
11

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Units	Value
WARRANTS—0.0%
Communications—0.0%
Telecommunication Services—0.0%
Jazztel PLC Expires 07/15/10 (b)(h)(i)(j)	95	$—
Total Warrants (cost of $187)		—
	Shares
SECURITIES LENDING COLLATERAL—23.9%
State Street Navigator Securities Lending Prime Portfolio (k) (7 day yield of 2.633%)	22,744,359	22,744,359
Total Securities Lending Collateral (cost of $22,744,359)		22,744,359
	Par
SHORT-TERM OBLIGATION—0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 05/15/09, market value $580,538 (repurchase proceeds $565,025)	$565,000	565,000
Total Short-Term Obligation (cost of $565,000)		565,000
Total Investments—121.7% (cost of $114,878,297) (l)		115,709,015
Other Assets & Liabilities, Net—(21.7)%		(20,677,533)
Net Assets—100.0%		$95,031,482

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid except for the following, amounted to $7,852,099, which represents 8.3% of net assets.

Security	Acquisition Date	Par/Units		Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	09/27/06		$115,000	$116,050	$86,250
CA Cabazon Band Mission Indians 13.000% 10/01/11	10/08/04		350,000	350,000	367,269
Hayes Lemmerz Finance Luxembourg SA 8.250% 06/15/15	05/30/07	EUR	150,000	203,239	200,861
Jazztel PLC	10/25/01		95	190	—
Local TV Finance LLC 9.250% 06/15/15	05/07/07		100,000	100,744	78,000
Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07		100,000	100,000	92,750
PEMEX Finance Ltd 9.150% 11/15/18	05/28/04		310,000	370,838	372,000
PEMEX Finance Ltd 10.610% 08/15/17	05/28/04		215,000	277,619	272,291
QDI LLC 9.000% 11/15/10	03/17/05		105,000	105,000	70,875
Seminole Indian Tribe of Florida 7.804% 10/01/20	10/04/07		195,000	197,938	188,635
					$1,728,931

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(d)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $22,323,476.

(e)  Step bond. These securities are currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(f)  Loan participation agreement.

(g)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2008, the value of this security amounted to $48,100, which represents 0.1% of net assets.

(h)  Non-income producing security.

(i)  Security has no value.

(j)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(k)  Investment made with cash collateral received from securities lending activity.

(l)  Cost for federal income tax purposes is $117,332,505.

See Accompanying Notes to Financial Statements.
12

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

At June 30, 2008, asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	56.5
Corporate Fixed-Income Bonds & Notes	36.1
Mortgage-Backed Securities	3.2
Asset-Backed Securities	0.9
Municipal Bonds	0.5
Common Stocks	0.0	*
Warrant	0.0	*
	97.2
Securities Lending Collateral	23.9
Short-Term Obligation	0.6
Other Assets & Liabilities, Net	(21.7)
	100.0
*Rounds to less than 0.1%.

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Foreign Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
CAD	$182,695	$181,401	07/09/08	$(1,294)
SEK	96,946	96,182	07/23/08	(764)
				$(2,058)

Foreign Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
CAD	$730,505	$730,435	07/09/08	$(70)
EUR	629,321	617,420	07/14/08	(11,901)
EUR	582,092	571,058	07/15/08	(11,034)
EUR	723,682	709,780	07/15/08	(13,902)
EUR	471,966	463,072	07/15/08	(8,894)
EUR	807,020	789,548	07/16/08	(17,472)
EUR	526,672	521,092	07/28/08	(5,580)
EUR	377,907	373,807	07/28/08	(4,100)
EUR	526,672	521,143	07/28/08	(5,529)
GBP	246,443	243,412	07/28/08	(3,031)
GBP	894,348	883,350	07/28/08	(10,998)
SEK	1,193,978	1,189,522	07/23/08	(4,456)
				$(96,967)

Acronym	Name
AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

SEK	Swedish Krona

ZAR	South African Rand

See Accompanying Notes to Financial Statements.
13

Statement of Assets and Liabilities

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$114,878,297
Investments, at value (including securities on loan of $22,323,476)	$115,709,015
Cash	17,079
Foreign currency (cost of $48,997)	49,019
Receivable for:
Investments sold	838,346
Interest	1,774,835
Foreign tax reclaims	111
Securities lending income	9,211
Expense reimbursement due from Distributor	3,728
Trustees' deferred compensation plan	22,050
Other assets	79
Total Assets	118,423,473
Liabilities
Collateral on securities loaned	22,744,359
Unrealized depreciation on forward foreign currency exchange contracts	99,025
Payable for:
Investments purchased	100,000
Fund shares repurchased	310,184
Investment advisory fee	48,083
Transfer agent fee	57
Pricing and bookkeeping fees	12,158
Trustees' fees	496
Audit fee	25,160
Custody fee	5,031
Legal fee	9,633
Distribution fee — Class B	10,666
Chief compliance officer expenses	126
Trustees' deferred compensation plan	22,050
Other liabilities	4,963
Total Liabilities	23,391,991
Net Assets	$95,031,482
Net Assets Consist of
Paid-in capital	$112,716,843
Undistributed net investment income	7,709,873
Accumulated net realized loss	(26,137,327)
Net unrealized appreciation (depreciation) on:
Investments	830,718
Foreign currency translations	(88,625)
Net Assets	$95,031,482
Class A:
Net assets	$48,761,440
Shares outstanding	5,123,893
Net asset value per share	$9.52
Class B:
Net assets	$46,270,042
Shares outstanding	4,882,790
Net asset value per share	$9.48

See Accompanying Notes to Financial Statements.
14

Statement of Operations

Columbia Strategic Income Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Interest	$3,181,992
Securities lending	85,839
Foreign taxes withheld	(746)
Total Investment Income	$3,267,085
Expenses
Investment advisory fee	305,196
Distribution fee — Class B	62,565
Transfer agent fee	157
Pricing and bookkeeping fees	45,572
Trustees' fees	9,834
Custody fee	12,998
Chief compliance officer expenses	304
Other expenses	51,444
Total Expenses	488,070
Fees reimbursed by Distributor — Class B	(21,570)
Custody earnings credits	(187)
Net Expenses	466,313
Net Investment Income	2,800,772
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	586,822
Foreign currency transactions	(281,267)
Net realized gain	305,555
Net change in unrealized appreciation (depreciation) on:
Investments	(2,392,119)
Foreign currency translations	(124,815)
Net change in unrealized appreciation (depreciation)	(2,516,934)
Net Loss	(2,211,379)
Net Increase Resulting from Operations	$589,393

See Accompanying Notes to Financial Statements.
15

Statement of Changes in Net Assets

Columbia Strategic Income Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$2,800,772	$6,375,963
Net realized gain on investments and foreign currency transactions	305,555	965,685
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,516,934)	(786,937)
Net Increase Resulting from Operations	589,393	6,554,711
Distributions to Shareholders
From net investment income:
Class A	—	(4,678,562)
Class B	—	(4,236,964)
Total Distributions to Shareholders	—	(8,915,526)
Share Transactions
Class A:
Subscriptions	502,141	1,901,594
Distributions reinvested	—	4,678,562
Redemptions	(6,467,268)	(16,339,690)
Net Decrease	(5,965,127)	(9,759,534)
Class B:
Subscriptions	2,206,282	8,161,697
Distributions reinvested	—	4,236,964
Redemptions	(8,226,547)	(12,747,896)
Net Decrease	(6,020,265)	(349,235)
Net Decrease from Share Transactions	(11,985,392)	(10,108,769)
Total Decrease in Net Assets	(11,395,999)	(12,469,584)
Net Assets
Beginning of period	106,427,481	118,897,065
End of period	$95,031,482	$106,427,481
Undistributed net investment income at end of period	$7,709,873	$4,909,101
Changes in Shares
Class A:
Subscriptions	52,610	196,718
Distributions reinvested	—	511,318
Redemptions	(676,689)	(1,696,132)
Net Decrease	(624,079)	(988,096)
Class B:
Subscriptions	230,952	842,381
Distributions reinvested	—	464,579
Redemptions	(861,107)	(1,333,551)
Net Decrease	(630,155)	(26,591)

See Accompanying Notes to Financial Statements.
16

Financial Highlights

Columbia Strategic Income Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006(a)	2005		2004	2003
Net Asset Value, Beginning of Period	$9.47		$9.70	$10.12	$9.96		$9.80	$8.90
Income from Investment Operations:
Net investment income (b)	0.27		0.55	0.59	0.61		0.61	0.62
Net realized and unrealized gain (loss) on investments and foreign currency	(0.22)		0.01	0.09	(0.45)		0.39	1.03
Total from Investment Operations	0.05		0.56	0.68	0.16		1.00	1.65
Less Distributions to Shareholders:
From net investment income	—		(0.79)	(1.10)	—		(0.84)	(0.75)
Net Asset Value, End of Period	$9.52		$9.47	$9.70	$10.12		$9.96	$9.80
Total return (c)(d)	0.53	%(e)	6.07%	7.07%	1.61	%(f)	10.16%	18.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.84	%(h)	0.82%	0.79%	0.76%		0.80%	0.80%
Waiver/Reimbursement	—		—	—	—	%(i)	—	—
Net investment income (g)	5.59	%(h)	5.69%	5.92%	6.06%		6.08%	6.42%
Portfolio turnover rate (j)	14	%(e)	44%	42%	40%		103%	61%
Net assets, end of period (000's)	$48,761		$54,416	$65,347	$83,586		$102,612	$109,894

(a)  On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements
17

Notes to Financial Statements

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

18

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1— Quoted Prices	$45,005,630	$—
Level 2— Other Significant Observable Inputs	70,502,524	(99,025)
Level 3— Significant Unobservable Inputs	200,861	—
Total	$115,709,015	$(99,025)

* Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending June 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of April 1, 2008	$200,861	$—
Accretion of discounts/ amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and or out of Level 3	—	—
Balance as of June 30, 2008	$200,861	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to hedge the Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the

19

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Loan Participations and Commitments—The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Income Recognition—Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

20

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$8,915,526
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$4,690,435
Unrealized depreciation	(6,313,925)
Net unrealized depreciation	$(1,623,490)

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$3,335,448
2009	11,079,118
2010	11,028,566
2013	159,225
2014	553,959
$26,156,316

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory, administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

21

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services reported by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—The Distributor and/or Columbia have voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 1.00% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary to reach the expense limit. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have

22

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $14,476,140 and $22,011,055, respectively, of which $- and $2,247,212, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 89.5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York

23

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007,

24

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

25

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Important Information About This Report

A description of the policies and procedures that Columbia Strategic Income Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154725-0608 (08/08) 08/53117

Columbia Strategic Income Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Strategic Income Fund, Variable Series / June 30, 2008

Columbia Strategic Income Fund, Variable Series seeks total return, consisting of current income and capital appreciation.

Laura A. Ostrander has managed or co-managed the fund since September 2000. Kevin L. Cronk and Thomas A. LaPointe have co-managed the fund since May 2005.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Strategic Income Fund, Variable Series trailed its benchmark, the Lehman Brothers Government/Credit Bond Index.1 The fund's stake in high-yield bonds, which are not in the index, and an underweight in U.S. Treasury, agency and mortgage bonds hampered relative returns. The fund beat the average return for its peer group, the Lipper VUF General Bond Funds Classification.2 We believe the fund's performance benefited from above-average foreign exposure, a slightly higher allocation to Treasuries than the peer group and a much lower stake in underperforming sectors, including asset-backed securities.

•  Approximately 33% of net assets were invested in foreign government bonds, with roughly two-thirds of that in developed market non-U.S. dollar denominated government bonds. These bonds performed well as global yields declined and the U.S. dollar lost value against most currencies. Non-dollar bonds, which are not in the Lehman index, outperformed Treasuries, which led U.S. fixed-income returns for the period. Emerging market debt, which is not in the index, represented the remainder of the foreign allocation. The sector posted modest gains, but in general underperformed U.S. Treasuries and investment grade corporate bonds.

•  High-yield bonds, which represented over 36% of net assets, declined as weak economic conditions made investors more risk averse. An underweight in the sector's higher-rated issues, which held up better than bonds with the lowest credit quality ratings, further hampered returns relative to the fund's benchmark. An overweight in the casino and gaming industry, which historically has performed well even during economic slowdowns, also hurt performance, as investors worried that slower consumer spending might boost loan defaults or late payments from companies with high debt levels.

•  Going forward, we expect bouts of market volatility to push risk-averse investors toward U.S. Treasuries. In the United States, we believe that tight credit and a weak economy will likely keep pressure on corporate bonds and high-yield issues. Foreign government bonds have the potential to continue to outperform U.S. government issues, as long as growth for major industrialized economies in Europe and Japan outpaces U.S. growth. We believe that emerging market bonds are likely to be squeezed by global liquidity concerns. Until market conditions change, we plan to maintain sizable stakes in U.S. Treasuries and non-dollar developed market foreign government bonds.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities or "junk" bonds offers the potential for higher current income and attractive total return, but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Strategic Income Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	0.53	4.26	6.03	5.74
Lehman Brothers Government/Credit Bond Index	0.98	7.24	3.58	5.69

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	9.43	9.48

Annual operating expense ratio (%)*
Class B	1.07

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for the periods prior to June 1, 2000 would be lower.

Inception date of Class A shares (oldest existing share class) is July 5, 1994.

2

Understanding Your Expenses

Columbia Strategic Income Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,005.32	1,019.89	4.99	5.02	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)		Value
GOVERNMENT & AGENCY OBLIGATIONS—56.5%
Foreign Government Obligations—33.1%
Aries Vermoegensverwaltungs GmbH 7.750% 10/25/09	EUR	250,000	$403,071
Banco Nacional de Desenvolvimento Economico e Social 6.369% 06/16/18 (b)		150,000	149,250
Corp. Andina de Fomento 6.375% 06/18/09	EUR	510,000	801,835
European Investment Bank 0.751% 09/21/11 (c)	JPY	122,000,000	1,148,741
1.250% 09/20/12	JPY	65,000,000	612,140
5.500% 12/07/11	GBP	380,000	749,305
Export Development Canada 0.880% 09/22/08	JPY	104,000,000	979,620
Federal Republic of Brazil 7.375% 02/03/15	EUR	450,000	747,471
8.750% 02/04/25		365,000	456,797
11.000% 08/17/40		410,000	542,225
12.500% 01/05/16	BRL	250,000	155,153
Federal Republic of Germany 4.250% 07/04/14	EUR	645,000	994,256
5.000% 07/04/12	EUR	555,000	882,226
6.000% 06/20/16	EUR	495,000	846,074
Government of Canada 4.000% 06/01/17	CAD	360,000	359,859
4.500% 06/01/15	CAD	537,000	555,843
5.000% 06/01/14	CAD	330,000	348,932
9.500% 06/01/10	CAD	740,000	809,189
International Finance Corp. 7.500% 02/28/13	AUD	390,000	374,202
Kingdom of Norway 5.500% 05/15/09	NOK	3,780,000	736,491
6.000% 05/16/11	NOK	6,520,000	1,292,170
Kingdom of Sweden 5.000% 01/28/09	SEK	5,320,000	885,923
6.750% 05/05/14	SEK	8,760,000	1,607,577
Kreditanstalt fuer Wiederaufbau 0.706% 08/08/11 (c)	JPY	50,000,000	470,944
New South Wales Treasury Corp. 6.000% 04/01/19	AUD	520,000	461,303
Pemex Project Funding Master Trust 5.750% 03/01/18 (b)		230,000	227,125
6.625% 04/04/10	EUR	175,000	277,981
Province of Quebec 4.500% 12/01/16	CAD	590,000	583,369
Republic of Colombia 8.125% 05/21/24		245,000	282,363
9.750% 04/09/11		327,723	354,760
Republic of France 4.000% 04/25/13	EUR	295,000	448,657
4.250% 10/25/17	EUR	820,000	1,237,850
4.750% 10/25/12	EUR	550,000	863,471

	Par (a)		Value
Republic of Indonesia 7.750% 01/17/38 (b)		$125,000	$117,500
Republic of Panama 8.875% 09/30/27		645,000	809,475
Republic of Peru 7.350% 07/21/25		320,000	356,800
9.875% 02/06/15		450,000	550,575
Republic of Poland 5.750% 03/24/10	PLN	2,345,000	1,079,263
Republic of South Africa 6.500% 06/02/14		250,000	257,188
13.000% 08/31/09	ZAR	535,000	68,797
13.000% 08/31/10	ZAR	125,000	16,312
13.000% 08/31/10	ZAR	535,000	69,906
13.000% 08/31/11	ZAR	535,000	70,947
Republic of Venezuela 7.000% 03/16/15	EUR	200,000	267,279
Russian Federation 7.500% 03/31/30		930,825	1,044,283
11.000% 07/24/18		320,000	448,790
12.750% 06/24/28		400,000	713,040
Treasury Corp. of Victoria 6.250% 10/15/12	AUD	410,000	378,884
United Kingdom Treasury 8.000% 09/27/13	GBP	320,000	717,028
9.000% 07/12/11	GBP	315,000	692,667
United Mexican States 6.050% 01/11/40		150,000	144,225
6.750% 09/27/34		180,000	190,980
8.375% 01/14/11		745,000	814,657
11.375% 09/15/16		730,000	1,014,700
			31,469,469
U.S. Government Obligations—23.4%
U.S. Treasury Bonds 7.500% 11/15/24 (d)		1,310,000	1,762,462
8.750% 05/15/17 (d)		4,911,000	6,616,423
8.875% 02/15/19 (d)		300,000	417,985
12.500% 08/15/14 (d)		7,260,000	8,036,479
U.S. Treasury Notes 5.000% 02/15/11 (d)		5,140,000	5,427,922
			15,644,848
Total Government & Agency Obligations (cost of $50,100,629)			53,730,740
CORPORATE FIXED-INCOME BONDS & NOTES—36.1%
Basic Materials—2.9%
Chemicals—0.9%
Agricultural Chemicals—0.3%
Mosaic Co. 7.875% 12/01/16 (b)		150,000	159,750
Terra Capital, Inc. 7.000% 02/01/17		115,000	112,700
			272,450

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)		Value
Chemicals – Diversified—0.4%
Huntsman International LLC 6.875% 11/15/13 (b)	EUR	90,000	$117,611
7.875% 11/15/14		125,000	114,375
Ineos Group Holdings PLC 8.500% 02/15/16 (b)		145,000	95,338
NOVA Chemicals Corp. 6.500% 01/15/12		145,000	129,775
			457,099
Chemicals – Specialty—0.2%
Chemtura Corp. 6.875% 06/01/16		125,000	108,125
MacDermid, Inc. 9.500% 04/15/17 (b)		85,000	76,925
			185,050
Forest Products & Paper—0.6%
Paper & Related Products—0.6%
Abitibi-Consolidated, Inc. 8.375% 04/01/15		210,000	94,500
Domtar Corp. 7.125% 08/15/15		175,000	166,687
Georgia-Pacific Corp. 8.000% 01/15/24		140,000	129,500
NewPage Corp. 10.000% 05/01/12		65,000	65,813
12.000% 05/01/13		90,000	90,900
NewPage Holding Corp. PIK, 9.986% 11/01/13		10,000	9,650
			557,050
Iron/Steel—0.2%
Steel – Producers—0.2%
Steel Dynamics, Inc. 7.750% 04/15/16 (b)		165,000	164,175
Metals & Mining—1.2%
Diversified Minerals—0.2%
FMG Finance Ltd. 10.625% 09/01/16 (b)		195,000	227,175
Metal – Diversified—0.4%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17		315,000	332,325
Mining Services—0.1%
Noranda Aluminium Holding Corp., PIK 8.578% 11/15/14 (c)		145,000	118,900
Non-Ferrous Metals—0.5%
Codelco, Inc. 5.500% 10/15/13		460,000	465,714
Communications—6.5%
Media—2.3%
Cable TV—0.9%
Cablevision Systems Corp. 8.000% 04/15/12		95,000	89,775

	Par (a)	Value
Charter Communications Holdings I LLC 11.000% 10/01/15	$125,000	$92,656
Charter Communications Holdings II LLC 10.250% 09/15/10	65,000	62,888
CSC Holdings, Inc. 7.625% 04/01/11	230,000	225,400
DirecTV Holdings LLC 6.375% 06/15/15	190,000	178,125
EchoStar DBS Corp. 6.625% 10/01/14	220,000	203,500
		852,344
Multimedia—0.5%
CanWest MediaWorks LP 9.250% 08/01/15 (b)	195,000	158,925
Lamar Media Corp. 6.625% 08/15/15	155,000	141,050
Quebecor Media, Inc. 7.750% 03/15/16	70,000	65,100
7.750% 03/15/16	135,000	125,550
		490,625
Publishing – Books—0.2%
TL Acquisitions, Inc. 10.500% 01/15/15 (b)	200,000	173,000
Publishing – Periodicals—0.5%
Dex Media, Inc. (e) 11/15/13 (9.000% 11/15/08)	160,000	114,400
Idearc, Inc. 8.000% 11/15/16	215,000	135,181
R.H. Donnelley Corp. 8.875% 01/15/16	80,000	48,000
8.875% 10/15/17 (b)	185,000	110,075
		407,656
Radio—0.1%
CMP Susquehanna Corp. 9.875% 05/15/14	155,000	108,500
Television—0.1%
Local TV Finance LLC PIK, 9.250% 06/15/15 (b)	100,000	78,000
Telecommunication Services—4.2%
Cellular Telecommunications—1.6%
Cricket Communications, Inc. 9.375% 11/01/14	210,000	202,125
Digicel Group Ltd. 8.875% 01/15/15 (b)	200,000	188,750
MetroPCS Wireless, Inc. 9.250% 11/01/14	210,000	202,125
Orascom Telecom Finance SCA 7.875% 02/08/14 (b)	100,000	92,750
Rural Cellular Corp. 5.682% 06/01/13 (c)	150,000	150,375
8.623% 11/01/12 (c)	165,000	166,238

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)		Value
US Unwired, Inc. 10.000% 06/15/12		$200,000	$204,500
Wind Acquisition Financial SA PIK, 9.984% 12/21/11 (c)(f)		303,104	285,601
			1,492,464
Satellite Telecommunications—0.5%
Inmarsat Finance II PLC (e) 11/15/12 (10.375% 11/15/08)		255,000	257,550
Intelsat Bermuda Ltd. 11.250% 06/15/16		250,000	253,125
			510,675
Telecommunication Equipment—0.2%
Lucent Technologies, Inc. 6.450% 03/15/29		210,000	160,650
Telecommunication Services—0.6%
Hellas Telecommunications Luxembourg II 8.463% 01/15/15 (b)(c)		75,000	57,000
Nordic Telephone Co. Holdings ApS 8.250% 05/01/16 (b)	EUR	115,000	163,861
Syniverse Technologies, Inc. 7.750% 08/15/13		95,000	89,300
Time Warner Telecom Holdings, Inc. 9.250% 02/15/14		135,000	138,038
West Corp. 11.000% 10/15/16		160,000	135,200
			583,399
Telephone – Integrated—1.3%
Cincinnati Bell, Inc. 8.375% 01/15/14		130,000	125,775
Citizens Communications Co. 7.875% 01/15/27		210,000	183,750
Qwest Communications International, Inc. 7.500% 02/15/14		215,000	204,250
Qwest Corp. 7.500% 10/01/14		70,000	67,375
7.500% 06/15/23		195,000	173,550
8.875% 03/15/12		85,000	86,700
Virgin Media Finance PLC 8.750% 04/15/14	EUR	155,000	208,278
Windstream Corp. 8.625% 08/01/16		205,000	204,487
			1,254,165
Consumer Cyclical—5.4%
Apparel—0.2%
Apparel Manufacturers—0.2%
Levi Strauss & Co. 9.750% 01/15/15		230,000	231,150

	Par (a)		Value
Auto Manufacturers—0.4%
Auto – Cars/Light Trucks—0.4%
Ford Motor Co. 7.450% 07/16/31		$205,000	$119,413
General Motors Corp. 8.375% 07/15/33		415,000	245,887
			365,300
Auto Parts & Equipment—0.8%
Auto/Truck Parts & Equipment – Original—0.5%
ArvinMeritor, Inc. 8.125% 09/15/15		100,000	78,500
Cooper-Standard Automotive, Inc. 7.000% 12/15/12		90,000	75,150
Hayes Lemmerz Finance Luxembourg SA 8.250% 06/15/15 (b)	EUR	150,000	200,861
TRW Automotive, Inc. 7.000% 03/15/14 (b)		130,000	112,775
			467,286
Auto/Truck Parts & Equipment – Replacement—0.1%
Commercial Vehicle Group, Inc. 8.000% 07/01/13		135,000	117,112
Rubber – Tires—0.2%
Goodyear Tire & Rubber Co. 8.625% 12/01/11		49,000	49,490
9.000% 07/01/15		94,000	93,765
			143,255
Distribution/Wholesale—0.1%
Buhrmann U.S., Inc. 7.875% 03/01/15		100,000	111,738
Entertainment—0.4%
Music—0.3%
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (b)		110,000	100,650
WMG Acquisition Corp. 7.375% 04/15/14		135,000	112,219
WMG Holdings Corp. (e) 12/15/14 (9.500% 12/15/09)		110,000	69,300
			282,169
Resorts/Theme Parks—0.1%
Six Flags, Inc. 9.625% 06/01/14		95,000	52,725
Six Flags Operations, Inc. 12.250% 07/15/16 (b)		42,000	38,745
			91,470
Home Builders—0.1%
Building – Residential/Commercial—0.1%
KB Home 5.875% 01/15/15		145,000	120,350

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Home Furnishings—0.1%
Sealy Mattress Co. 8.250% 06/15/14	$70,000	$57,400
Leisure Time—0.4%
Cruise Lines—0.2%
Royal Caribbean Cruises Ltd. 7.000% 06/15/13	245,000	216,825
Recreational Centers—0.2%
Town Sports International, Inc. (e) 02/01/14 (11.000% 02/01/09)	146,000	136,510
Lodging—1.6%
Casino Hotels—1.2%
Boyd Gaming Corp. 6.750% 04/15/14	125,000	96,250
Greektown Holdings LLC 10.750% 12/01/13 (b)(g)	65,000	48,100
Harrah's Operating Co., Inc. 10.750% 02/01/16 (b)	260,000	215,800
Jacobs Entertainment, Inc. 9.750% 06/15/14	120,000	90,000
Majestic Star LLC 9.750% 01/15/11	175,000	52,500
MGM Mirage 7.500% 06/01/16	365,000	300,212
Pinnacle Entertainment, Inc. 7.500% 06/15/15	135,000	103,275
Snoqualmie Entertainment Authority 6.936% 02/01/14 (b)(c)	30,000	22,050
9.125% 02/01/15 (b)	110,000	81,400
Station Casinos, Inc. 6.625% 03/15/18	195,000	104,325
		1,113,912
Gambling (Non-Hotel)—0.4%
Mashantucket Western Pequot Tribe 8.500% 11/15/15 (b)	245,000	216,213
Seminole Indian Tribe of Florida 7.804% 10/01/20 (b)	195,000	188,635
		404,848
Retail—1.2%
Retail – Apparel/Shoe—0.2%
Hanesbrands, Inc. 6.508% 12/15/14 (c)	95,000	88,350
Phillips-Van Heusen Corp. 7.250% 02/15/11	95,000	95,237
8.125% 05/01/13	60,000	60,600
		244,187
Retail – Automobiles—0.4%
AutoNation, Inc. 4.713% 04/15/13 (c)	40,000	33,800
7.000% 04/15/14	90,000	80,100

	Par (a)	Value
KAR Holdings, Inc. 10.000% 05/01/15	$130,000	$109,200
United Auto Group, Inc. 7.750% 12/15/16	165,000	144,375
		367,475
Retail – Discount—0.1%
Dollar General Corp. PIK, 11.875% 07/15/17	90,000	85,050
Retail – Drug Stores—0.2%
Rite Aid Corp. 9.375% 12/15/15	235,000	157,450
Retail – Major Department Stores—0.0%
Saks, Inc. 9.875% 10/01/11	35,000	36,400
Retail – Propane Distributors—0.2%
AmeriGas Partners LP 7.125% 05/20/16	120,000	111,300
7.250% 05/20/15	55,000	51,425
		162,725
Retail – Restaurants—0.1%
Landry's Restaurants, Inc. 9.500% 12/15/14	115,000	112,700
Textiles—0.1%
Textile – Products—0.1%
INVISTA 9.250% 05/01/12 (b)	125,000	127,813
Consumer Non-Cyclical—5.0%
Agriculture—0.2%
Tobacco—0.2%
Reynolds American, Inc. 7.625% 06/01/16	140,000	145,854
Beverages—0.2%
Beverages – Non-Alcoholic—0.1%
Cott Beverages, Inc. 8.000% 12/15/11	80,000	67,200
Beverages – Wine/Spirits—0.1%
Constellation Brands, Inc. 8.125% 01/15/12	115,000	114,425
Biotechnology—0.1%
Medical – Biomedical/Gene—0.1%
Bio-Rad Laboratories, Inc. 7.500% 08/15/13	140,000	140,700
Commercial Services—1.3%
Commercial Services—0.3%
ARAMARK Corp. 8.500% 02/01/15	125,000	122,500
Iron Mountain, Inc. 7.750% 01/15/15	140,000	139,300
		261,800
Commercial Services – Finance—0.1%
ACE Cash Express, Inc. 10.250% 10/01/14 (b)	115,000	86,250
Funeral Services & Related Items—0.1%

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Service Corp. International 6.750% 04/01/16	$80,000	$75,800
7.375% 10/01/14	10,000	10,000
		85,800
Private Corrections—0.3%
Corrections Corp. of America 6.250% 03/15/13	125,000	120,312
GEO Group, Inc. 8.250% 07/15/13	200,000	204,000
		324,312
Rental Auto/Equipment—0.5%
Ashtead Holdings PLC 8.625% 08/01/15 (b)	130,000	113,100
Hertz Corp. 8.875% 01/01/14	115,000	105,225
Rental Service Corp. 9.500% 12/01/14	95,000	79,325
United Rentals North America, Inc. 6.500% 02/15/12	160,000	144,000
		441,650
Food—0.7%
Food – Dairy Products—0.1%
Dean Foods Co. 7.000% 06/01/16	110,000	95,425
Food – Meat Products—0.1%
Smithfield Foods, Inc. 7.750% 07/01/17	135,000	112,050
Food – Miscellaneous/Diversified—0.5%
Del Monte Corp. 6.750% 02/15/15	70,000	66,675
Dole Food Co., Inc. 8.625% 05/01/09	78,000	74,295
Pinnacle Foods Finance LLC 9.250% 04/01/15	175,000	154,000
Reddy Ice Holdings, Inc. (e) 11/01/12 (10.500% 11/01/08)	150,000	126,375
		421,345
Healthcare Products—0.5%
Medical Products—0.5%
Biomet, Inc. 11.625% 10/15/17	320,000	339,200
PIK, 10.375% 10/15/17	165,000	174,900
		514,100
Healthcare Services—1.2%
Dialysis Centers—0.2%
DaVita, Inc. 7.250% 03/15/15	165,000	160,463

	Par (a)	Value
Medical – Hospitals—0.9%
Community Health Systems, Inc. 8.875% 07/15/15	$165,000	$166,031
HCA, Inc. 9.250% 11/15/16	140,000	144,200
PIK, 9.625% 11/15/16	280,000	288,400
Tenet Healthcare Corp. 9.875% 07/01/14	275,000	276,375
		875,006
Physician Practice Management—0.1%
U.S. Oncology Holdings, Inc. PIK, 7.949% 03/15/12	100,000	79,000
Household Products/Wares—0.3%
Consumer Products – Miscellaneous—0.3%
American Greetings Corp. 7.375% 06/01/16	110,000	107,250
Jarden Corp. 7.500% 05/01/17	110,000	95,700
Jostens IH Corp. 7.625% 10/01/12	100,000	98,250
		301,200
Pharmaceuticals—0.5%
Medical – Drugs—0.4%
Elan Finance PLC 8.875% 12/01/13	190,000	190,475
Warner Chilcott Corp. 8.750% 02/01/15	166,000	168,490
		358,965
Pharmacy Services—0.1%
Omnicare, Inc. 6.750% 12/15/13	130,000	122,200
Energy—4.8%
Coal—0.4%
Arch Western Finance LLC 6.750% 07/01/13	135,000	132,300
Massey Energy Co. 6.875% 12/15/13	210,000	204,750
Peabody Energy Corp. 7.375% 11/01/16	25,000	24,937
		361,987
Energy – Alternate Sources—0.1%
VeraSun Energy Corp. 9.375% 06/01/17	150,000	77,250
Oil & Gas—3.2%
Oil Companies – Exploration & Production—2.8%
Chesapeake Energy Corp. 6.375% 06/15/15	75,000	70,875
7.500% 06/15/14	170,000	168,725
Cimarex Energy Co. 7.125% 05/01/17	115,000	112,988
Compton Petroleum Corp. 7.625% 12/01/13	155,000	152,287
KCS Energy, Inc. 7.125% 04/01/12	45,000	43,200

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Newfield Exploration Co. 6.625% 04/15/16	$170,000	$155,975
OPTI Canada, Inc. 8.250% 12/15/14	145,000	144,275
PEMEX Finance Ltd. 9.150% 11/15/18 (b)	310,000	372,000
10.610% 08/15/17 (b)	215,000	272,291
PetroHawk Energy Corp. 7.875% 06/01/15 (b)	250,000	244,062
Pioneer Natural Resources Co. 5.875% 07/15/16	125,000	113,057
Quicksilver Resources, Inc. 7.125% 04/01/16	150,000	139,688
Range Resources Corp. 7.500% 05/15/16	100,000	99,625
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832% 09/30/16 (b)	335,000	325,312
Southwestern Energy Co. 7.500% 02/01/18 (b)	215,000	221,216
		2,635,576
Oil Refining & Marketing—0.2%
Tesoro Corp. 6.625% 11/01/15	125,000	115,313
United Refining Co. 10.500% 08/15/12	90,000	87,075
		202,388
Oil – Field Services—0.2%
Gazprom International SA 7.201% 02/01/20	235,429	235,723
Oil & Gas Services—0.1%
Seismic Data Collection—0.1%
Seitel, Inc. 9.750% 02/15/14	95,000	84,906
Oil, Gas & Consumable Fuels—0.3%
Oil Company – Integrated—0.3%
Petrobras International Finance Co. 6.125% 10/06/16	300,000	300,000
Pipelines—0.7%
Atlas Pipeline Partners LP 8.125% 12/15/15	110,000	108,075
El Paso Corp. 6.875% 06/15/14	165,000	165,302
7.250% 06/01/18	175,000	172,375
Kinder Morgan Finance Co. ULC 5.700% 01/05/16	110,000	97,900
MarkWest Energy Partners LP 6.875% 11/01/14	160,000	150,800
		694,452

	Par (a)		Value
Financials—3.1%
Commercial Banks—0.6%
Special Purpose Banks—0.6%
Instituto de Credito Oficial 0.800% 09/28/09	JPY	65,000,000	$610,565
Diversified Financial Services—1.7%
Finance – Auto Loans—0.8%
Ford Motor Credit Co. 7.800% 06/01/12		295,000	228,155
8.000% 12/15/16		155,000	112,648
GMAC LLC 6.875% 09/15/11		290,000	208,386
8.000% 11/01/31		275,000	178,909
			728,098
Finance – Consumer Loans—0.5%
SLM Corp. 6.500% 06/15/10	NZD	725,000	492,012
Investment Management/Advisor Service—0.2%
Nuveen Investments, Inc. 10.500% 11/15/15 (b)		220,000	202,950
Special Purpose Entity—0.2%
FireKeepers Development Authority 13.875% 05/01/15 (b)		75,000	73,312
Goldman Sachs Capital II 5.793% 12/29/49 (c)		185,000	128,642
			201,954
Insurance—0.5%
Insurance Brokers—0.2%
HUB International Holdings, Inc. 10.250% 06/15/15 (b)		145,000	118,900
USI Holdings Corp. 9.750% 05/15/15 (b)		95,000	81,700
			200,600
Property/Casualty Insurance—0.3%
Asurion Corp. 8.948% 07/02/15 (f)		66,422	61,219
9.284% 07/02/15 (f)		48,578	44,773
Crum & Forster Holdings Corp. 7.750% 05/01/17		200,000	185,500
			291,492
Real Estate Investment Trusts (REITs)—0.3%
REITS – Hotels—0.2%
Host Marriott LP 6.750% 06/01/16		175,000	155,312
REITS – Regional Malls—0.1%
Rouse Co. LP/TRC Co-Issuer, Inc. 6.750% 05/01/13 (b)		95,000	85,598

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Industrials—5.0%
Aerospace & Defense—0.6%
Aerospace/Defense – Equipment—0.4%
BE Aerospace, Inc. 8.500% 07/01/18	$100,000	$100,375
DRS Technologies, Inc. 6.875% 11/01/13	150,000	150,000
Sequa Corp. 11.750% 12/01/15 (b)	165,000	146,850
		397,225
Electronics – Military—0.2%
L-3 Communications Corp. 6.375% 10/15/15	135,000	126,225
Electrical Components & Equipment—0.3%
Wire & Cable Products—0.3%
Belden, Inc. 7.000% 03/15/17	180,000	172,800
General Cable Corp. 5.073% 04/01/15 (c)	75,000	66,563
7.125% 04/01/17	75,000	71,437
		310,800
Electronics—0.1%
Electronic Components – Miscellaneous—0.1%
Flextronics International Ltd. 6.250% 11/15/14	150,000	140,250
Engineering & Construction—0.1%
Building & Construction – Miscellaneous—0.1%
Esco Corp. 8.625% 12/15/13 (b)	95,000	95,950
Environmental Control—0.5%
Non-Hazardous Waste Disposal—0.3%
Allied Waste North America, Inc. 7.875% 04/15/13	260,000	264,550
Recycling—0.2%
Aleris International, Inc. 10.000% 12/15/16	105,000	76,913
PIK, 9.000% 12/15/14	130,000	103,512
		180,425
Hand/Machine Tools—0.1%
Machinery – Electrical—0.1%
Baldor Electric Co. 8.625% 02/15/17	100,000	100,500
Machinery – Construction & Mining—0.2%
Terex Corp. 8.000% 11/15/17	200,000	198,500
Machinery – Diversified—0.3%
Machinery – General Industry—0.1%
Manitowoc Co., Inc. 7.125% 11/01/13	125,000	118,750

	Par (a)	Value
Machinery – Material Handling—0.2%
Columbus McKinnon Corp. 8.875% 11/01/13	$130,000	$133,900
Miscellaneous Manufacturing—0.7%
Diversified Manufacturing Operators—0.5%
Bombardier, Inc. 6.300% 05/01/14 (b)	225,000	214,875
Koppers Holdings, Inc. (e) 11/15/14 (9.875% 11/15/09)	140,000	126,700
Trinity Industries, Inc. 6.500% 03/15/14	155,000	150,350
		491,925
Miscellaneous Manufacturing—0.2%
American Railcar Industries, Inc. 7.500% 03/01/14	120,000	111,600
TriMas Corp. 9.875% 06/15/12	73,000	64,423
		176,023
Packaging & Containers—1.0%
Containers – Metal/Glass—0.6%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	165,000	165,000
Owens-Brockway Glass Container, Inc. 8.250% 05/15/13	395,000	404,875
		569,875
Containers – Paper/Plastic—0.4%
Berry Plastics Holding Corp. 10.250% 03/01/16	130,000	97,500
Jefferson Smurfit Corp. 8.250% 10/01/12	190,000	165,775
Solo Cup Co. 8.500% 02/15/14	150,000	131,250
		394,525
Transportation—1.1%
Transportation – Marine—0.5%
Navios Maritime Holdings, Inc. 9.500% 12/15/14	160,000	163,600
Ship Finance International Ltd. 8.500% 12/15/13	155,000	158,100
Stena AB 7.500% 11/01/13	190,000	187,387
		509,087
Transportation – Railroad—0.1%
TFM SA de CV 9.375% 05/01/12	130,000	135,200
Transportation – Services—0.4%
CHC Helicopter Corp. 7.375% 05/01/14	190,000	197,125
PHI, Inc. 7.125% 04/15/13	135,000	129,600
		326,725

See Accompanying Notes to Financial Statements.
10

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Par (a)	Value
Transportation – Trucks—0.1%
QDI LLC 9.000% 11/15/10 (b)	$105,000	$70,875
Technology—0.8%
Computers—0.3%
Computer Services—0.3%
Sungard Data Systems, Inc. 9.125% 08/15/13	250,000	252,500
Semiconductors—0.5%
Electronic Components – Miscellaneous—0.1%
NXP BV/NXP Funding LLC 9.500% 10/15/15	180,000	156,600
Electronic Components – Semiconductors—0.4%
Amkor Technology, Inc. 9.250% 06/01/16	100,000	95,250
Freescale Semiconductor, Inc. PIK, 9.125% 12/15/14	365,000	283,787
		379,037
Utilities—2.6%
Electric—2.5%
Electric – Generation—0.8%
AES Corp. 7.750% 03/01/14	215,000	212,044
8.000% 10/15/17	55,000	53,900
Edison Mission Energy 7.000% 05/15/17	185,000	172,975
Intergen NV 9.000% 06/30/17 (b)	270,000	279,450
		718,369
Electric – Integrated—0.8%
CMS Energy Corp. 6.875% 12/15/15	100,000	98,552
Energy Future Holdings Corp. 10.875% 11/01/17 (b)	185,000	186,850
Texas Competitive Electric Holdings Co., PIK, 10.500% 11/01/16 (b)	455,000	440,212
		725,614
Independent Power Producer—0.9%
Dynegy Holdings, Inc. 7.125% 05/15/18	215,000	187,050
7.750% 06/01/19	85,000	77,350
Mirant North America LLC 7.375% 12/31/13	95,000	94,169
NRG Energy, Inc. 7.250% 02/01/14	110,000	105,050
7.375% 02/01/16	130,000	122,362
7.375% 01/15/17	65,000	61,425
NSG Holdings LLC/NSG Holdings, Inc. 7.750% 12/15/25 (b)	145,000	142,825
Reliant Energy, Inc. 7.875% 06/15/17	100,000	97,750
		887,981

	Par (a)	Value
Independent Power Producers—0.1%
Electric – Integrated—0.1%
Mirant Americas Generation LLC 8.500% 10/01/21	$145,000	$135,213
Total Corporate Fixed-Income Bonds & Notes (cost of $36,823,887)		34,309,773
MORTGAGE-BACKED SECURITIES—3.2%
Federal Home Loan Mortgage Corp. 8.000% 10/01/26	55,150	59,696
Federal National Mortgage Association 6.000% 02/01/37	875,158	884,166
6.500% 11/01/36	2,003,623	2,065,571
Total Mortgage-Backed Securities (cost of $2,973,745)		3,009,433
ASSET-BACKED SECURITIES—0.9%
Equity One ABS, Inc. 4.205% 04/25/34	625,000	553,713
GMAC Mortgage Corp. 4.865% 09/25/34	520,000	273,753
Total Asset-Backed Securities (cost of $1,140,508)		827,466
MUNICIPAL BONDS—0.5%
California—0.4%
CA Cabazon Band Mission Indians 13.000% 10/01/11 (b)	350,000	367,269
Virginia—0.1%
VA Tobacco Settlement Financing Corp. Series 2007 A1, 6.706% 06/01/46	180,000	151,725
Total Municipal Bonds (cost of $529,982)		518,994
	Shares
COMMON STOCKS—0.0%
Industrials—0.0%
Commercial Services & Supplies—0.0%
Fairlane Management Corp. (h)(i)(j)	2,000	—
		—
Road & Rail—0.0%
Quality Distribution, Inc.(h)	1,343	3,250
Total Common Stocks (cost of $—)		3,250

See Accompanying Notes to Financial Statements.
11

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

	Units	Value
WARRANTS—0.0%
Communications—0.0%
Telecommunication Services—0.0%
Jazztel PLC Expires 07/15/10 (b)(h)(i)(j)	95	$—
Total Warrants (cost of $187)		—
	Shares
SECURITIES LENDING COLLATERAL—23.9%
State Street Navigator Securities Lending Prime Portfolio (k) (7 day yield of 2.633%)	22,744,359	22,744,359
Total Securities Lending Collateral (cost of $22,744,359)		22,744,359
	Par
SHORT-TERM OBLIGATION—0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 05/15/09, market value $580,538 (repurchase proceeds $565,025)	$565,000	565,000
Total Short-Term Obligation (cost of $565,000)		565,000
Total Investments—121.7% (cost of $114,878,297) (l)		115,709,015
Other Assets & Liabilities, Net—(21.7)%		(20,677,533)
Net Assets—100.0%		$95,031,482

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid except for the following, amounted to $7,852,099, which represents 8.3% of net assets.

Security	Acquisition Date	Par/Units		Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	09/27/06		$115,000	$116,050	$86,250
CA Cabazon Band Mission Indians 13.000% 10/01/11	10/08/04		350,000	350,000	367,269
Hayes Lemmerz Finance Luxembourg SA 8.250% 06/15/15	05/30/07	EUR	150,000	203,239	200,861
Jazztel PLC	10/25/01		95	190	—
Local TV Finance LLC 9.250% 06/15/15	05/07/07		100,000	100,744	78,000
Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07		100,000	100,000	92,750
PEMEX Finance Ltd 9.150% 11/15/18	05/28/04		310,000	370,838	372,000
PEMEX Finance Ltd 10.610% 08/15/17	05/28/04		215,000	277,619	272,291
QDI LLC 9.000% 11/15/10	03/17/05		105,000	105,000	70,875
Seminole Indian Tribe of Florida 7.804% 10/01/20	10/04/07		195,000	197,938	188,635
					$1,728,931

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(d)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $22,323,476.

(e)  Step bond. These securities are currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(f)  Loan participation agreement.

(g)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2008, the value of this security amounted to $48,100, which represents 0.1% of net assets.

(h)  Non-income producing security.

(i)  Security has no value.

(j)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(k)  Investment made with cash collateral received from securities lending activity.

(l)  Cost for federal income tax purposes is $117,332,505.

See Accompanying Notes to Financial Statements.
12

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

At June 30, 2008, asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	56.5
Corporate Fixed-Income Bonds & Notes	36.1
Mortgage-Backed Securities	3.2
Asset-Backed Securities	0.9
Municipal Bonds	0.5
Common Stocks	0.0	*
Warrant	0.0	*
	97.2
Securities Lending Collateral	23.9
Short-Term Obligation	0.6
Other Assets & Liabilities, Net	(21.7)
	100.0
*Rounds to less than 0.1%.

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Foreign Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
CAD	$182,695	$181,401	07/09/08	$(1,294)
SEK	96,946	96,182	07/23/08	(764)
				$(2,058)

Foreign Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
CAD	$730,505	$730,435	07/09/08	$(70)
EUR	629,321	617,420	07/14/08	(11,901)
EUR	582,092	571,058	07/15/08	(11,034)
EUR	723,682	709,780	07/15/08	(13,902)
EUR	471,966	463,072	07/15/08	(8,894)
EUR	807,020	789,548	07/16/08	(17,472)
EUR	526,672	521,092	07/28/08	(5,580)
EUR	377,907	373,807	07/28/08	(4,100)
EUR	526,672	521,143	07/28/08	(5,529)
GBP	246,443	243,412	07/28/08	(3,031)
GBP	894,348	883,350	07/28/08	(10,998)
SEK	1,193,978	1,189,522	07/23/08	(4,456)
				$(96,967)

Acronym	Name
AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

SEK	Swedish Krona

ZAR	South African Rand

See Accompanying Notes to Financial Statements.
13

Statement of Assets and Liabilities

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$114,878,297
Investments, at value (including securities on loan of $22,323,476)	$115,709,015
Cash	17,079
Foreign currency (cost of $48,997)	49,019
Receivable for:
Investments sold	838,346
Interest	1,774,835
Foreign tax reclaims	111
Securities lending income	9,211
Expense reimbursement due from Distributor	3,728
Trustees' deferred compensation plan	22,050
Other assets	79
Total Assets	118,423,473
Liabilities
Collateral on securities loaned	22,744,359
Unrealized depreciation on forward foreign currency exchange contracts	99,025
Payable for:
Investments purchased	100,000
Fund shares repurchased	310,184
Investment advisory fee	48,083
Transfer agent fee	57
Pricing and bookkeeping fees	12,158
Trustees' fees	496
Audit fee	25,160
Custody fee	5,031
Legal fee	9,633
Distribution fee — Class B	10,666
Chief compliance officer expenses	126
Trustees' deferred compensation plan	22,050
Other liabilities	4,963
Total Liabilities	23,391,991
Net Assets	$95,031,482
Net Assets Consist of
Paid-in capital	$112,716,843
Undistributed net investment income	7,709,873
Accumulated net realized loss	(26,137,327)
Net unrealized appreciation (depreciation) on:
Investments	830,718
Foreign currency translations	(88,625)
Net Assets	$95,031,482
Class A:
Net assets	$48,761,440
Shares outstanding	5,123,893
Net asset value per share	$9.52
Class B:
Net assets	$46,270,042
Shares outstanding	4,882,790
Net asset value per share	$9.48

See Accompanying Notes to Financial Statements.
14

Statement of Operations

Columbia Strategic Income Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Interest	$3,181,992
Securities lending	85,839
Foreign taxes withheld	(746)
Total Investment Income	$3,267,085
Expenses
Investment advisory fee	305,196
Distribution fee — Class B	62,565
Transfer agent fee	157
Pricing and bookkeeping fees	45,572
Trustees' fees	9,834
Custody fee	12,998
Chief compliance officer expenses	304
Other expenses	51,444
Total Expenses	488,070
Fees reimbursed by Distributor — Class B	(21,570)
Custody earnings credits	(187)
Net Expenses	466,313
Net Investment Income	2,800,772
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	586,822
Foreign currency transactions	(281,267)
Net realized gain	305,555
Net change in unrealized appreciation (depreciation) on:
Investments	(2,392,119)
Foreign currency translations	(124,815)
Net change in unrealized appreciation (depreciation)	(2,516,934)
Net Loss	(2,211,379)
Net Increase Resulting from Operations	$589,393

See Accompanying Notes to Financial Statements.
15

Statement of Changes in Net Assets

Columbia Strategic Income Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$2,800,772	$6,375,963
Net realized gain on investments and foreign currency transactions	305,555	965,685
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,516,934)	(786,937)
Net Increase Resulting from Operations	589,393	6,554,711
Distributions to Shareholders
From net investment income:
Class A	—	(4,678,562)
Class B	—	(4,236,964)
Total Distributions to Shareholders	—	(8,915,526)
Share Transactions
Class A:
Subscriptions	502,141	1,901,594
Distributions reinvested	—	4,678,562
Redemptions	(6,467,268)	(16,339,690)
Net Decrease	(5,965,127)	(9,759,534)
Class B:
Subscriptions	2,206,282	8,161,697
Distributions reinvested	—	4,236,964
Redemptions	(8,226,547)	(12,747,896)
Net Decrease	(6,020,265)	(349,235)
Net Decrease from Share Transactions	(11,985,392)	(10,108,769)
Total Decrease in Net Assets	(11,395,999)	(12,469,584)
Net Assets
Beginning of period	106,427,481	118,897,065
End of period	$95,031,482	$106,427,481
Undistributed net investment income at end of period	$7,709,873	$4,909,101
Changes in Shares
Class A:
Subscriptions	52,610	196,718
Distributions reinvested	—	511,318
Redemptions	(676,689)	(1,696,132)
Net Decrease	(624,079)	(988,096)
Class B:
Subscriptions	230,952	842,381
Distributions reinvested	—	464,579
Redemptions	(861,107)	(1,333,551)
Net Decrease	(630,155)	(26,591)

See Accompanying Notes to Financial Statements.
16

Financial Highlights

Columbia Strategic Income Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006(a)	2005	2004	2003
Net Asset Value, Beginning of Period	$9.43		$9.67	$10.09	$9.95	$9.80	$8.89
Income from Investment Operations:
Net investment income (b)	0.26		0.53	0.57	0.58	0.59	0.60
Net realized and unrealized gain (loss) on investments and foreign currency	(0.21)		—	0.08	(0.44)	0.38	1.04
Total from Investment Operations	0.05		0.53	0.65	0.14	0.97	1.64
Less Distributions to Shareholders:
From net investment income	—		(0.77)	(1.07)	—	(0.82)	(0.73)
Net Asset Value, End of Period	$9.48		$9.43	$9.67	$10.09	$9.95	$9.80
Total return (c)(d)(e)	0.53	%(f)	5.75%	6.84%	1.41%	9.85%	18.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.00	%(h)	1.00%	1.00%	1.00%	1.00%	1.00%
Waiver/Reimbursement	0.09	%(h)	0.07%	0.04%	0.01%	0.05%	0.05%
Net investment income (g)	5.43	%(h)	5.50%	5.71%	5.82%	5.88%	6.17%
Portfolio turnover rate (i)	14	%(f)	44%	42%	40%	103%	61%
Net assets, end of period (000's)	$46,270		$52,012	$53,550	$56,507	$60,210	$55,825

(a)  On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.
17

Notes to Financial Statements

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

18

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1— Quoted Prices	$45,005,630	$—
Level 2— Other Significant Observable Inputs	70,502,524	(99,025)
Level 3— Significant Unobservable Inputs	200,861	—
Total	$115,709,015	$(99,025)

* Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending June 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of April 1, 2008	$200,861	$—
Accretion of discounts/ amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and or out of Level 3	—	—
Balance as of June 30, 2008	$200,861	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to hedge the Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the

19

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Loan Participations and Commitments—The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Income Recognition—Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

20

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$8,915,526
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$4,690,435
Unrealized depreciation	(6,313,925)
Net unrealized depreciation	$(1,623,490)

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$3,335,448
2009	11,079,118
2010	11,028,566
2013	159,225
2014	553,959
$26,156,316

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory, administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

21

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services reported by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—The Distributor and/or Columbia have voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 1.00% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary to reach the expense limit. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have

22

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $14,476,140 and $22,011,055, respectively, of which $- and $2,247,212, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 89.5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York

23

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007,

24

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2008 (Unaudited)

with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

25

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Important Information About This Report

A description of the policies and procedures that Columbia Strategic Income Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154629-0608 (08/08) 08/55340

Columbia International Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia International Fund, Variable Series / June 30, 2008

Columbia International Fund, Variable Series seeks long-term capital appreciation.

Fred Copper, the lead manager, has managed or co-managed the fund since October 2005. Tim Anderson, Jasmine Huang, Paul DiGiacomo and Daisuke Nomoto have co-managed the fund since May 2006.

Summary

•  In a difficult environment for stocks worldwide, the Columbia International Fund, Variable Series held up better than its benchmark, the MSCI EAFE Index1, and also better than its peer group, the Lipper VUF International Core Funds Classification2, for the six-month period that ended June 30, 2008. The fund had more exposure to energy, the best performing sector, and less exposure to financials, the worst performing sector, which aided returns. An overweight relative to the fund's benchmark in China, which declined on concerns about the country's slowing economy, detracted from returns.

•  In an environment of rising global inflation and slowing global economic growth, we moved to a more defensive approach, reducing holdings in industrials, financials and consumer discretionary stocks and adding investments in telecommunications, utilities and materials, where we emphasized companies that have the potential to benefit from rising commodity prices. Some of the best performance came from companies that benefited from strong demand for raw materials, such as Outotec Oyj, a machinery and equipment company in Finland, and Salzgitter AG, a steel producer in Germany (1.0% and 1.0% of net assets, respectively). British Energy Group PLC, a UK utility, also added to returns. The company owns the few available site licenses for the building of nuclear power plants. We sold the stock when its price rose on takeover speculation. Stocks that held back results included HBOS PLC., a mortgage bank that suffered from weakness in the UK real estate market (0.6% of net assets). We believe the company's share price decline was excessive, and the stock remains in the portfolio. Japan Tobacco, Inc also did poorly, on concerns about potentially higher cigarette taxes, and because expenses associated with the acquisition of Gallaher Group could reduce the company's reported earnings (0.6% of net assets).

•  While valuations have become attractive as a result of the downturn in the equity markets, concerns about rising inflation, slower economic growth, higher oil prices and the problems in the U.S. financial sector dominate market sentiment. Until economic data indicates that a turnaround is on the horizon, we plan to emphasize defensive companies, particularly those that we believe could benefit from rising commodity prices.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

An investment in the Columbia International Fund, Variable Series may present certain risks, including stock market fluctuations that occur in response to economic and business developments. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Since the fund may invest a greater percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

Holdings are disclosed as of June 30, 2008 and are subject to change.

1  The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia International Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (05/02/94)	-8.37	-12.29	14.18	4.79
MSCI EAFE Index	-10.96	-10.61	16.67	5.83

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	2.15	1.97

Annual operating expense ratio (%)*
Class A	1.32

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia International Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	916.31	1,020.14	4.53	4.77	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—99.1%
Consumer Discretionary—7.6%
Auto Components—0.4%
Toyota Boshoku Corp.	6,000	$160,757
Automobiles—1.3%
Dongfeng Motor Group Co., Ltd., Class H	550,000	220,078
Honda Motor Co., Ltd.	4,900	166,587
Toyota Motor Corp.	3,500	165,136
		551,801
Distributors—0.3%
Inchcape PLC	21,638	137,703
Hotels, Restaurants & Leisure—1.3%
Kangwon Land, Inc.	9,080	198,778
Paddy Power PLC	11,214	353,118
		551,896
Household Durables—1.6%
Matsushita Electric Industrial Co., Ltd.	24,000	517,587
Sony Corp.	3,500	152,941
		670,528
Leisure Equipment & Products—0.4%
Nikon Corp.	5,000	145,972
Media—1.3%
Vivendi	14,802	561,651
Multiline Retail—0.4%
Next PLC	9,243	178,491
Specialty Retail—0.6%
Esprit Holdings Ltd.	22,400	232,698
Consumer Staples—7.9%
Beverages—1.3%
Fomento Economico Mexicano SAB de CV, ADR	6,848	311,652
Heineken NV	4,552	232,351
		544,003
Food & Staples Retailing—1.1%
Seven & I Holdings Co. Ltd.	16,800	479,390
Food Products—2.9%
China Milk Products Group Ltd.	356,000	188,394
Nestle SA, Registered Shares	9,300	420,232
Toyo Suisan Kaisha Ltd.	13,000	293,827
Unilever PLC	11,099	315,917
		1,218,370
Personal Products—0.6%
Shiseido Co., Ltd.	11,000	251,731
Tobacco—2.0%
British American Tobacco PLC	7,200	249,395
Imperial Tobacco Group PLC	8,482	316,103
Japan Tobacco, Inc.	61	260,235
		825,733

	Shares	Value
Energy—10.7%
Energy Equipment & Services—2.6%
Noble Corp.	3,273	$212,614
Technip SA	4,257	394,036
TGS Nopec Geophysical Co. ASA (a)	16,700	232,145
Wellstream Holdings PLC (a)	9,681	250,680
		1,089,475
Oil, Gas & Consumable Fuels—8.1%
BP PLC	59,833	695,107
PT Bumi Resources Tbk	231,000	205,445
Centennial Coal Co. Ltd.	26,937	144,609
PetroChina Co., Ltd., Class H	274,000	354,920
Royal Dutch Shell PLC, Class B	10,401	418,488
StatoilHydro ASA	12,550	467,927
Total SA	9,204	785,426
Yanzhou Coal Mining Co., Ltd., Class H	190,000	353,330
		3,425,252
Financials—22.8%
Capital Markets—2.8%
Credit Suisse Group, Registered Shares	10,414	478,113
Deutsche Bank AG, Registered Shares	5,260	454,247
Goldman Sachs Group, Inc. (b)	490	85,701
State Street Corp.	2,464	157,671
		1,175,732
Commercial Banks—12.7%
Australia & New Zealand Banking Group Ltd.	11,642	208,926
Banco Bilbao Vizcaya Argentaria SA	32,172	616,450
Banco Santander SA	44,507	817,765
Bank of Ireland	18,665	162,305
Barclays PLC	67,992	327,385
BNP Paribas	2,928	265,259
DBS Group Holdings Ltd.	21,000	291,103
HBOS PLC	42,380	232,984
HSBC Holdings PLC	30,887	477,259
Industrial & Commercial Bank of China, Class H	226,000	154,488
Lloyds TSB Group PLC	31,115	192,592
Mizuho Financial Group, Inc.	106	495,136
Swedbank AB, Class A	14,100	272,754
Uniao de Bancos Brasileiros SA, GDR (a)	975	123,757
United Overseas Bank Ltd.	24,000	328,455
Westpac Banking Corp.	19,636	376,481
		5,343,099
Consumer Finance—0.4%
ORIX Corp.	1,060	151,635

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Diversified Financial Services—0.4%
Fortis	10,417	$166,635
Insurance—4.3%
Aviva PLC	22,712	226,647
Axis Capital Holdings Ltd.	10,626	316,761
Baloise Holding AG, Registered Shares	4,659	490,733
Brit Insurance Holdings PLC	81,866	285,771
Swiss Reinsurance, Registered Shares	7,159	476,893
		1,796,805
Real Estate Management & Development—2.2%
Emaar Properties PJSC	96,305	284,480
Hongkong Land Holdings Ltd.	89,000	377,360
Swire Pacific Ltd., Class A	27,500	281,269
		943,109
Health Care—8.5%
Pharmaceuticals—8.5%
AstraZeneca PLC	13,080	558,064
Biovail Corp.	25,692	247,928
Daiichi Sankyo Co., Ltd.	8,500	234,143
Novartis AG, Registered Shares	16,503	908,711
Novo-Nordisk A/S, Class B	3,600	235,612
Roche Holding AG, Genusschein Shares	4,433	798,465
Takeda Pharmaceutical Co., Ltd.	6,700	340,726
Teva Pharmaceutical Industries Ltd., ADR	5,733	262,571
		3,586,220
Industrials—13.2%
Aerospace & Defense—0.5%
MTU Aero Engines Holding AG	6,725	219,387
Commercial Services & Supplies—0.7%
Randstad Holding NV	8,196	286,473
Construction & Engineering—1.0%
Outotec Oyj	6,794	433,007
Electrical Equipment—3.4%
ABB Ltd., Registered Shares	16,807	478,108
Gamesa Corp. Tecnologica SA	4,529	222,620
Mitsubishi Electric Corp.	30,000	323,492
Vestas Wind Systems A/S (a)	3,040	397,923
		1,422,143
Industrial Conglomerates—1.1%
Keppel Corp. Ltd.	54,000	442,145
Machinery—4.3%
Georg Fischer AG, Registered Shares (a)	546	224,215
Gildemeister AG	4,128	116,923
Glory Ltd.	15,200	357,150
Hino Motors Ltd.	40,000	247,869

	Shares	Value
Komatsu Ltd.	15,000	$418,138
SKF AB, Class B	13,200	207,125
Volvo AB, Class B	20,200	248,205
		1,819,625
Marine—0.4%
U-Ming Marine Transport Corp.	70,000	184,496
Road & Rail—0.7%
Central Japan Railway Co.	28	308,518
Trading Companies & Distributors—1.1%
ITOCHU Corp.	43,000	458,003
Information Technology—6.3%
Communications Equipment—1.4%
Nokia Oyj	24,839	605,780
Electronic Equipment & Instruments—0.8%
FUJIFILM Holdings Corp.	9,900	340,302
IT Services—0.6%
Computershare Ltd.	29,402	259,595
Office Electronics—1.5%
Canon, Inc.	12,400	637,604
Semiconductors & Semiconductor Equipment—0.5%
Verigy Ltd. (a)	8,419	191,196
Software – 1.5%
Nintendo Co., Ltd.	1,100	620,521
Materials—12.0%
Chemicals—3.4%
BASF SE	9,694	668,813
Linde AG	3,568	501,655
Potash Corp. of Saskatchewan	1,100	255,200
		1,425,668
Construction Materials—1.0%
Ciments Francais SA	2,664	436,589
Metals & Mining – 7.6%
Anglo American PLC	5,371	377,219
BHP Biliton PLC	20,059	767,126
Freeport-McMoRan Copper & Gold, Inc.	1,079	126,448
Norsk Hydro ASA	19,400	283,390
Rio Tinto PLC	3,086	369,364
Salzgitter AG	2,299	421,329
SSAB Svenskt Stal AB, Series A	6,800	220,176
Xstrata PLC	2,182	174,892
Yamato Kogyo Co., Ltd.	9,100	433,639
		3,173,583

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Telecommunication Services—6.0%
Diversified Telecommunication Services—4.0%
Bezeq Israeli Telecommunication Corp., Ltd.	217,161	$428,159
Chunghwa Telecom Co., Ltd., ADR	6,573	166,757
Nippon Telegraph & Telephone Corp.	46	225,267
Telefonica O2 Czech Republic AS	14,825	480,409
Telekomunikacja Polska SA	37,820	366,301
		1,666,893
Wireless Telecommunication Services—2.0%
China Mobile Ltd.	28,000	376,338
Mobile TeleSystems OJSC, ADR	3,288	251,893
Vodafone Group PLC	72,713	216,019
		844,250
Utilities—4.1%
Electric Utilities—3.0%
E.ON AG	4,701	948,501
Iberdrola SA	22,467	301,026
		1,249,527
Multi-Utilities—1.1%
United Utilities PLC	35,748	488,820
Total Common Stocks (cost of $37,694,596)		41,702,811
INVESTMENT COMPANY—0.4%
iShares MSCI Brazil Index Fund	1,870	167,533
Total Investment Company (cost of $144,301)		167,533
PREFERRED STOCK—0.3%
Consumer Staples—0.3%
Sadia SA	18,100	128,261
Total Preferred Stock (cost of $129,612)		128,261
Total Investments—99.8% (cost of $37,968,509) (c)		41,998,605
Other Assets & Liabilities, Net—0.2%		85,098
Net Assets—100.0%		$42,083,703

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security is pledged as collateral for open written options contracts. The total market value of securities pledged as collateral at June 30, 2008 is $85,701.

(c)  Cost for federal income tax purposes is $37,968,509.

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
AUD	$1,983,110	$1,930,690	09/17/08	$52,420
EUR	4,403,442	4,310,771	09/17/08	92,671
EUR	128,590	128,097	09/17/08	493
GBP	1,855,216	1,809,778	09/17/08	45,438
JPY	612,836	602,931	09/17/08	9,905
				$200,927
Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$477,111	$474,335	09/17/08	$(2,776)
CHF	1,407,659	1,374,856	09/17/08	(32,803)
CZK	538,970	520,489	09/17/08	(18,481)
DKK	220,104	215,317	09/17/08	(4,787)
GBP	128,697	127,576	09/17/08	(1,121)
IDR	132,819	130,084	09/17/08	(2,735)
ILS	658,693	645,849	09/17/08	(12,844)
KRW	214,001	216,321	09/17/08	2,320
NOK	527,529	514,780	09/17/08	(12,749)
PLN	222,189	215,359	09/17/08	(6,830)
SEK	87,129	86,183	09/17/08	(946)
SGD	658,021	648,397	09/17/08	(9,624)
TWD	392,220	389,357	09/17/08	(2,863)
				$(106,239)

For the six months ended June 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	—	—
Options written	88	$8,254
Options terminated in closing purchase transactions	(11)	(1,094)
Options exercised	(3)	(996)
Options expired	(70)	(5,378)
Options outstanding at June 30, 2008	4	$786

At June 30, 2008, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Goldman Sachs	$200	2	7/19/2008	$(284)	$(52)
Goldman Sachs	195	2	7/19/2008	(502)	(104)
Total written call options (proceeds $786)					$(156)

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

The Fund was invested in the following countries at June 30, 2008:

Country	Value	% of Total Investments
Japan	$8,186,306	19.5
United Kingdom	7,256,027	17.3
Switzerland	4,275,471	10.2
Germany	3,330,855	7.9
France	2,442,961	5.8
Spain	1,957,861	4.7
Singapore	1,252,898	3.0
United States	1,231,475	2.9
China	1,082,815	2.6
Finland	1,038,787	2.5
Australia	989,612	2.4
Norway	983,461	2.3
Sweden	948,260	2.3
Hong Kong	890,304	2.1
Israel	690,730	1.6
Denmark	633,535	1.5
Netherlands	518,824	1.2
Ireland	515,423	1.2
Canada	503,127	1.2
Czech Republic	480,409	1.1
Cayman Islands	401,008	1.0
Poland	366,301	0.9
Taiwan	351,253	0.8
Mexico	311,652	0.7
United Arab Emirates	284,480	0.7
Brazil	252,018	0.6
Russian Federation	251,894	0.6
Indonesia	205,445	0.5
Korea	198,778	0.5
Belgium	166,635	0.4
	$41,998,605	100.0

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan Dollar

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$37,968,509
Investments, at value	$41,998,605
Foreign currency (cost of $75,761)	76,180
Unrealized appreciation on forward foreign currency exchange contracts	203,247
Receivable for:
Investments sold	363,041
Fund shares sold	5,725
Dividends	99,314
Foreign tax reclaims	92,020
Expense reimbursement due from Investment Advisor	16,847
Trustees' deferred compensation plan	14,583
Other assets	659
Total Assets	42,870,221
Liabilities
Payable to custodian bank	8,249
Unrealized depreciation on forward foreign currency exchange contracts	108,559
Written options at value (premium of $786)	156
Payable for:
Investments purchased	514,945
Fund shares repurchased	50,319
Investment advisory fee	31,694
Transfer agent fee	22
Pricing and bookkeeping fees	9,173
Trustees' fees	337
Audit fee	18,142
Custody fee	19,972
Legal fee	8,863
Distribution fee—Class B	1,189
Chief compliance officer expenses	132
Trustees' deferred compensation plan	14,583
Other liabilities	183
Total Liabilities	786,518
Net Assets	$42,083,703
Net Assets Consist of
Paid-in capital	$31,879,338
Undistributed net investment income	1,775,237
Accumulated net realized gain	4,291,478
Net unrealized appreciation on:
Investments	4,030,096
Foreign currency translations	106,924
Written options	630
Net Assets	$42,083,703
Class A
Net assets	$38,547,842
Shares outstanding	19,545,245
Net asset value per share	$1.97
Class B
Net assets	$3,535,861
Shares outstanding	1,811,055
Net asset value per share	$1.95

See Accompanying Notes to Financial Statements.
8

Statement of Operations

Columbia International Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$1,118,993
Interest	2,337
Foreign taxes withheld	(103,995)
Total Investment Income	1,017,335
Expenses
Investment advisory fee	199,053
Distribution fee—Class B	4,763
Transfer agent fee	102
Pricing and bookkeeping fees	31,856
Trustees' fees	8,215
Custody fee	38,900
Audit fee	18,849
Chief compliance officer expenses	289
Other expenses	25,287
Total Expenses	327,314
Fees and expenses waived or reimbursed by Investment Advisor	(105,168)
Custody earnings credits	(26)
Net Expenses	222,120
Net Investment Income	795,215
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options
Net realized gain (loss) on:
Investments	1,450,080
Foreign currency transactions	(232,074)
Written options	5,175
Net realized gain	1,223,181
Net change in unrealized appreciation (depreciation) on:
Investments	(6,360,914)
Foreign currency translations	254,322
Written options	630
Net change in unrealized appreciation (depreciation)	(6,105,962)
Net Loss	(4,882,781)
Net Decrease Resulting from Operations	$(4,087,566)

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets

Columbia International Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$795,215	$1,081,801
Net realized gain on investments, foreign currency transactions and written options	1,223,181	9,925,771
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	(6,105,962)	(6,011,290)
Net Increase (Decrease) Resulting from Operations	(4,087,566)	4,996,282
Distributions to Shareholders:
From net investment income:
Class A	—	(1,545,732)
Class B	—	(138,221)
From net realized gains:
Class A	—	(9,445,690)
Class B	—	(915,934)
Total Distributions to Shareholders	—	(12,045,577)
Share Transactions
Class A:
Subscriptions	241,200	1,455,427
Distributions reinvested	—	10,991,422
Redemptions	(5,219,460)	(18,063,567)
Net Decrease	(4,978,260)	(5,616,718)
Class B:
Subscriptions	21,034	101,089
Distributions reinvested	—	1,054,155
Redemptions	(578,058)	(2,550,289)
Net Decrease	(557,024)	(1,395,045)
Net Decrease from Share Transactions	(5,535,284)	(7,011,763)
Total Decrease in Net Assets	(9,622,850)	(14,061,058)
Net Assets
Beginning of period	51,706,553	65,767,611
End of period	$42,083,703	$51,706,553
Undistributed net investment income at end of period	$1,775,237	$980,022
Changes in Shares
Calss A:
Subscriptions	120,795	603,794
Distributions reinvested	—	4,758,191
Redemptions	(2,570,959)	(7,439,978)
Net Decrease	(2,450,164)	(2,077,993)
Class B:
Subscriptions	10,213	44,392
Distributions reinvested	—	460,330
Redemptions	(290,873)	(1,048,627)
Net Decrease	(280,660)	(543,905)

See Accompanying Notes to Financial Statements.
10

Financial Highlights

Columbia International Fund, Variable Series—Class A Shares

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006	2005	2004		2003
Net Asset Value, Beginning of Period	$2.15		$2.46		$2.15	$1.90	$1.69		$1.26
Income from Investment Operations:
Net investment income (a)	0.04		0.04		0.04	0.03	0.02		0.03
Net realized and unrealized gain (loss) on investments, foreign currency and written options, net of foreign capital gains tax	(0.22)		0.19		0.48	0.22	0.21		0.42
Total from Investment Operations	(0.18)		0.23		0.52	0.25	0.23		0.45
Less Distributions to Shareholders:
From net investment income	—		(0.08)		(0.04)	—	(0.02)		(0.02)
From net realized gains	—		(0.46)		(0.17)	—	—		—
Total Distributions to Shareholders	—		(0.54)		(0.21)	—	(0.02)		(0.02)
Net Asset Value, End of Period	$1.97		$2.15		$2.46	$2.15	$1.90		$1.69
Total return (b)(c)(d)	(8.37	)%(e)	7.79	%(f)	25.17%	13.16%	13.73	%(g)	35.54%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.95	%(i)	0.95%		0.95%	0.95%	0.95%		0.97%
Waiver/Reimbursement	0.46	%(i)	0.37%		0.28%	0.20%	0.21%		0.18%
Net investment income (h)	3.50	%(i)	1.81%		1.64%	1.49%	0.98%		1.84%
Portfolio turnover rate	34	%(e)	69%		90%	67%	101%		104%
Net assets, end of period (000's)	$38,548		$47,253		$59,317	$61,525	$70,391		$75,184

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)  Total return includes of a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
11

Notes to Financial Statements

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia International Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is operating as a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•   Level 1—quoted prices in active markets for identical securities

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•   Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$3,071,652	$630
Level 2—Other Significant Observable Inputs	38,924,683	94,688
Level 3—Significant Unobservable Inputs	2,270	—
Total	$41,998,605	$95,318

* Other financial instruments consist of forward foreign currency exchange contracts and written options, which are not included in the investment portfolio.

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six months ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2008	$1,453	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized loss	(51)	—
Change in unrealized appreciation	2,309	—
Net Sales	(1,441)	—
Transfers in and or out of Level 3	—	—
Balance as of June 30, 2008	$2,270	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are

13

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

generally used to hedge the Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Foreign Capital Gains Taxes—Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

14

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$3,804,596
Long-Term Capital Gains	8,240,981

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$7,753,181
Unrealized depreciation	(3,723,085)
Net unrealized appreciation	$4,030,096

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$252,102
2009	1,231,569
2010	3,027,462
2011	339,845
$4,850,978

Of the capital loss carryforwards attributable to the Fund, $519,018 ($173,006 expiring 12/31/08, $173,006 expiring 12/31/09 and $173,006 expiring 12/31/10) remain from the Fund's merger with Colonial International Horizons Fund, Variable Series and $237,288 ($79,096 expiring 12/31/08, $79,096 expiring 12/31/09 and $79,096 expiring 12/31/10) remain from the Fund's merger with Colonial Global Equity Fund, Variable Series. Utilization of these losses, as well as the remaining capital loss carryforwards of the Fund, could be subject to limitations imposed by the Internal Revenue Code.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.87%
$500 million to $1 billion	0.82%
$1 billion to $1.5 billion	0.77%
$1.5 billion to $3 billion	0.72%
$3 billion to $6 billion	0.70%
Over $6 billion	0.68%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.87% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services

15

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.95% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expense on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $15,513,687 and $19,903,334, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

16

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had one shareholder that held 86.7% of the shares outstanding. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect

17

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

18

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Important Information About This Report

A description of the policies and procedures that Columbia International Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154826-0608 (08/08) 08-53123

Columbia International Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia International Fund, Variable Series / June 30, 2008

Columbia International Fund, Variable Series seeks long-term capital appreciation.

Fred Copper, the lead manager, has managed or co-managed the fund since October 2005. Tim Anderson, Jasmine Huang, Paul DiGiacomo and Daisuke Nomoto have co-managed the fund since May 2006.

Summary

•  In a difficult environment for stocks worldwide, the Columbia International Fund, Variable Series held up better than its benchmark, the MSCI EAFE Index1, and also better than its peer group, the Lipper VUF International Core Funds Classification2, for the six-month period that ended June 30, 2008. The fund had more exposure to energy, the best performing sector, and less exposure to financials, the worst performing sector, which aided returns. An overweight relative to the fund's benchmark in China, which declined on concerns about the country's slowing economy, detracted from returns.

•  In an environment of rising global inflation and slowing global economic growth, we moved to a more defensive approach, reducing holdings in industrials, financials and consumer discretionary stocks and adding investments in telecommunications, utilities and materials, where we emphasized companies that have the potential to benefit from rising commodity prices. Some of the best performance came from companies that benefited from strong demand for raw materials, such as Outotec Oyj, a machinery and equipment company in Finland, and Salzgitter AG, a steel producer in Germany (1.0% and 1.0% of net assets, respectively). British Energy Group PLC, a UK utility, also added to returns. The company owns the few available site licenses for the building of nuclear power plants. We sold the stock when its price rose on takeover speculation. Stocks that held back results included HBOS PLC., a mortgage bank that suffered from weakness in the UK real estate market (0.6% of net assets). We believe the company's share price decline was excessive, and the stock remains in the portfolio. Japan Tobacco, Inc also did poorly, on concerns about potentially higher cigarette taxes, and because expenses associated with the acquisition of Gallaher Group could reduce the company's reported earnings (0.6% of net assets).

•  While valuations have become attractive as a result of the downturn in the equity markets, concerns about rising inflation, slower economic growth, higher oil prices and the problems in the U.S. financial sector dominate market sentiment. Until economic data indicates that a turnaround is on the horizon, we plan to emphasize defensive companies, particularly those that we believe could benefit from rising commodity prices.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

An investment in the Columbia International Fund, Variable Series may present certain risks, including stock market fluctuations that occur in response to economic and business developments. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Since the fund may invest a greater percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

Holdings are disclosed as of June 30, 2008 and are subject to change.

1  The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia International Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	-8.45	-12.58	13.96	4.59
MSCI EAFE Index	-10.96	-10.61	16.67	5.83

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	2.13	1.95

Annual operating expense ratio (%)*
Class B	1.57

* The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for the periods prior to June 1, 2000 would be lower.

Inception date of Class A shares (oldest existing share class) is May 2, 1994.

2

Understanding Your Expenses

Columbia International Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	915.51	1,018.90	5.72	6.02	1.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—99.1%
Consumer Discretionary—7.6%
Auto Components—0.4%
Toyota Boshoku Corp.	6,000	$160,757
Automobiles—1.3%
Dongfeng Motor Group Co., Ltd., Class H	550,000	220,078
Honda Motor Co., Ltd.	4,900	166,587
Toyota Motor Corp.	3,500	165,136
		551,801
Distributors—0.3%
Inchcape PLC	21,638	137,703
Hotels, Restaurants & Leisure—1.3%
Kangwon Land, Inc.	9,080	198,778
Paddy Power PLC	11,214	353,118
		551,896
Household Durables—1.6%
Matsushita Electric Industrial Co., Ltd.	24,000	517,587
Sony Corp.	3,500	152,941
		670,528
Leisure Equipment & Products—0.4%
Nikon Corp.	5,000	145,972
Media—1.3%
Vivendi	14,802	561,651
Multiline Retail—0.4%
Next PLC	9,243	178,491
Specialty Retail—0.6%
Esprit Holdings Ltd.	22,400	232,698
Consumer Staples—7.9%
Beverages—1.3%
Fomento Economico Mexicano SAB de CV, ADR	6,848	311,652
Heineken NV	4,552	232,351
		544,003
Food & Staples Retailing—1.1%
Seven & I Holdings Co. Ltd.	16,800	479,390
Food Products—2.9%
China Milk Products Group Ltd.	356,000	188,394
Nestle SA, Registered Shares	9,300	420,232
Toyo Suisan Kaisha Ltd.	13,000	293,827
Unilever PLC	11,099	315,917
		1,218,370
Personal Products—0.6%
Shiseido Co., Ltd.	11,000	251,731
Tobacco—2.0%
British American Tobacco PLC	7,200	249,395
Imperial Tobacco Group PLC	8,482	316,103
Japan Tobacco, Inc.	61	260,235
		825,733

	Shares	Value
Energy—10.7%
Energy Equipment & Services—2.6%
Noble Corp.	3,273	$212,614
Technip SA	4,257	394,036
TGS Nopec Geophysical Co. ASA (a)	16,700	232,145
Wellstream Holdings PLC (a)	9,681	250,680
		1,089,475
Oil, Gas & Consumable Fuels—8.1%
BP PLC	59,833	695,107
PT Bumi Resources Tbk	231,000	205,445
Centennial Coal Co. Ltd.	26,937	144,609
PetroChina Co., Ltd., Class H	274,000	354,920
Royal Dutch Shell PLC, Class B	10,401	418,488
StatoilHydro ASA	12,550	467,927
Total SA	9,204	785,426
Yanzhou Coal Mining Co., Ltd., Class H	190,000	353,330
		3,425,252
Financials—22.8%
Capital Markets—2.8%
Credit Suisse Group, Registered Shares	10,414	478,113
Deutsche Bank AG, Registered Shares	5,260	454,247
Goldman Sachs Group, Inc. (b)	490	85,701
State Street Corp.	2,464	157,671
		1,175,732
Commercial Banks—12.7%
Australia & New Zealand Banking Group Ltd.	11,642	208,926
Banco Bilbao Vizcaya Argentaria SA	32,172	616,450
Banco Santander SA	44,507	817,765
Bank of Ireland	18,665	162,305
Barclays PLC	67,992	327,385
BNP Paribas	2,928	265,259
DBS Group Holdings Ltd.	21,000	291,103
HBOS PLC	42,380	232,984
HSBC Holdings PLC	30,887	477,259
Industrial & Commercial Bank of China, Class H	226,000	154,488
Lloyds TSB Group PLC	31,115	192,592
Mizuho Financial Group, Inc.	106	495,136
Swedbank AB, Class A	14,100	272,754
Uniao de Bancos Brasileiros SA, GDR (a)	975	123,757
United Overseas Bank Ltd.	24,000	328,455
Westpac Banking Corp.	19,636	376,481
		5,343,099
Consumer Finance—0.4%
ORIX Corp.	1,060	151,635

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Diversified Financial Services—0.4%
Fortis	10,417	$166,635
Insurance—4.3%
Aviva PLC	22,712	226,647
Axis Capital Holdings Ltd.	10,626	316,761
Baloise Holding AG, Registered Shares	4,659	490,733
Brit Insurance Holdings PLC	81,866	285,771
Swiss Reinsurance, Registered Shares	7,159	476,893
		1,796,805
Real Estate Management & Development—2.2%
Emaar Properties PJSC	96,305	284,480
Hongkong Land Holdings Ltd.	89,000	377,360
Swire Pacific Ltd., Class A	27,500	281,269
		943,109
Health Care—8.5%
Pharmaceuticals—8.5%
AstraZeneca PLC	13,080	558,064
Biovail Corp.	25,692	247,928
Daiichi Sankyo Co., Ltd.	8,500	234,143
Novartis AG, Registered Shares	16,503	908,711
Novo-Nordisk A/S, Class B	3,600	235,612
Roche Holding AG, Genusschein Shares	4,433	798,465
Takeda Pharmaceutical Co., Ltd.	6,700	340,726
Teva Pharmaceutical Industries Ltd., ADR	5,733	262,571
		3,586,220
Industrials—13.2%
Aerospace & Defense—0.5%
MTU Aero Engines Holding AG	6,725	219,387
Commercial Services & Supplies—0.7%
Randstad Holding NV	8,196	286,473
Construction & Engineering—1.0%
Outotec Oyj	6,794	433,007
Electrical Equipment—3.4%
ABB Ltd., Registered Shares	16,807	478,108
Gamesa Corp. Tecnologica SA	4,529	222,620
Mitsubishi Electric Corp.	30,000	323,492
Vestas Wind Systems A/S (a)	3,040	397,923
		1,422,143
Industrial Conglomerates—1.1%
Keppel Corp. Ltd.	54,000	442,145
Machinery—4.3%
Georg Fischer AG, Registered Shares (a)	546	224,215
Gildemeister AG	4,128	116,923
Glory Ltd.	15,200	357,150
Hino Motors Ltd.	40,000	247,869

	Shares	Value
Komatsu Ltd.	15,000	$418,138
SKF AB, Class B	13,200	207,125
Volvo AB, Class B	20,200	248,205
		1,819,625
Marine—0.4%
U-Ming Marine Transport Corp.	70,000	184,496
Road & Rail—0.7%
Central Japan Railway Co.	28	308,518
Trading Companies & Distributors—1.1%
ITOCHU Corp.	43,000	458,003
Information Technology—6.3%
Communications Equipment—1.4%
Nokia Oyj	24,839	605,780
Electronic Equipment & Instruments—0.8%
FUJIFILM Holdings Corp.	9,900	340,302
IT Services—0.6%
Computershare Ltd.	29,402	259,595
Office Electronics—1.5%
Canon, Inc.	12,400	637,604
Semiconductors & Semiconductor Equipment—0.5%
Verigy Ltd. (a)	8,419	191,196
Software – 1.5%
Nintendo Co., Ltd.	1,100	620,521
Materials—12.0%
Chemicals—3.4%
BASF SE	9,694	668,813
Linde AG	3,568	501,655
Potash Corp. of Saskatchewan	1,100	255,200
		1,425,668
Construction Materials—1.0%
Ciments Francais SA	2,664	436,589
Metals & Mining – 7.6%
Anglo American PLC	5,371	377,219
BHP Biliton PLC	20,059	767,126
Freeport-McMoRan Copper & Gold, Inc.	1,079	126,448
Norsk Hydro ASA	19,400	283,390
Rio Tinto PLC	3,086	369,364
Salzgitter AG	2,299	421,329
SSAB Svenskt Stal AB, Series A	6,800	220,176
Xstrata PLC	2,182	174,892
Yamato Kogyo Co., Ltd.	9,100	433,639
		3,173,583

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Telecommunication Services—6.0%
Diversified Telecommunication Services—4.0%
Bezeq Israeli Telecommunication Corp., Ltd.	217,161	$428,159
Chunghwa Telecom Co., Ltd., ADR	6,573	166,757
Nippon Telegraph & Telephone Corp.	46	225,267
Telefonica O2 Czech Republic AS	14,825	480,409
Telekomunikacja Polska SA	37,820	366,301
		1,666,893
Wireless Telecommunication Services—2.0%
China Mobile Ltd.	28,000	376,338
Mobile TeleSystems OJSC, ADR	3,288	251,893
Vodafone Group PLC	72,713	216,019
		844,250
Utilities—4.1%
Electric Utilities—3.0%
E.ON AG	4,701	948,501
Iberdrola SA	22,467	301,026
		1,249,527
Multi-Utilities—1.1%
United Utilities PLC	35,748	488,820
Total Common Stocks (cost of $37,694,596)		41,702,811
INVESTMENT COMPANY—0.4%
iShares MSCI Brazil Index Fund	1,870	167,533
Total Investment Company (cost of $144,301)		167,533
PREFERRED STOCK—0.3%
Consumer Staples—0.3%
Sadia SA	18,100	128,261
Total Preferred Stock (cost of $129,612)		128,261
Total Investments—99.8% (cost of $37,968,509) (c)		41,998,605
Other Assets & Liabilities, Net—0.2%		85,098
Net Assets—100.0%		$42,083,703

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security is pledged as collateral for open written options contracts. The total market value of securities pledged as collateral at June 30, 2008 is $85,701.

(c)  Cost for federal income tax purposes is $37,968,509.

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
AUD	$1,983,110	$1,930,690	09/17/08	$52,420
EUR	4,403,442	4,310,771	09/17/08	92,671
EUR	128,590	128,097	09/17/08	493
GBP	1,855,216	1,809,778	09/17/08	45,438
JPY	612,836	602,931	09/17/08	9,905
				$200,927
Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$477,111	$474,335	09/17/08	$(2,776)
CHF	1,407,659	1,374,856	09/17/08	(32,803)
CZK	538,970	520,489	09/17/08	(18,481)
DKK	220,104	215,317	09/17/08	(4,787)
GBP	128,697	127,576	09/17/08	(1,121)
IDR	132,819	130,084	09/17/08	(2,735)
ILS	658,693	645,849	09/17/08	(12,844)
KRW	214,001	216,321	09/17/08	2,320
NOK	527,529	514,780	09/17/08	(12,749)
PLN	222,189	215,359	09/17/08	(6,830)
SEK	87,129	86,183	09/17/08	(946)
SGD	658,021	648,397	09/17/08	(9,624)
TWD	392,220	389,357	09/17/08	(2,863)
				$(106,239)

For the six months ended June 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	—	—
Options written	88	$8,254
Options terminated in closing purchase transactions	(11)	(1,094)
Options exercised	(3)	(996)
Options expired	(70)	(5,378)
Options outstanding at June 30, 2008	4	$786

At June 30, 2008, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Goldman Sachs	$200	2	7/19/2008	$(284)	$(52)
Goldman Sachs	195	2	7/19/2008	(502)	(104)
Total written call options (proceeds $786)					$(156)

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

The Fund was invested in the following countries at June 30, 2008:

Country	Value	% of Total Investments
Japan	$8,186,306	19.5
United Kingdom	7,256,027	17.3
Switzerland	4,275,471	10.2
Germany	3,330,855	7.9
France	2,442,961	5.8
Spain	1,957,861	4.7
Singapore	1,252,898	3.0
United States	1,231,475	2.9
China	1,082,815	2.6
Finland	1,038,787	2.5
Australia	989,612	2.4
Norway	983,461	2.3
Sweden	948,260	2.3
Hong Kong	890,304	2.1
Israel	690,730	1.6
Denmark	633,535	1.5
Netherlands	518,824	1.2
Ireland	515,423	1.2
Canada	503,127	1.2
Czech Republic	480,409	1.1
Cayman Islands	401,008	1.0
Poland	366,301	0.9
Taiwan	351,253	0.8
Mexico	311,652	0.7
United Arab Emirates	284,480	0.7
Brazil	252,018	0.6
Russian Federation	251,894	0.6
Indonesia	205,445	0.5
Korea	198,778	0.5
Belgium	166,635	0.4
	$41,998,605	100.0

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan Dollar

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$37,968,509
Investments, at value	$41,998,605
Foreign currency (cost of $75,761)	76,180
Unrealized appreciation on forward foreign currency exchange contracts	203,247
Receivable for:
Investments sold	363,041
Fund shares sold	5,725
Dividends	99,314
Foreign tax reclaims	92,020
Expense reimbursement due from Investment Advisor	16,847
Trustees' deferred compensation plan	14,583
Other assets	659
Total Assets	42,870,221
Liabilities
Payable to custodian bank	8,249
Unrealized depreciation on forward foreign currency exchange contracts	108,559
Written options at value (premium of $786)	156
Payable for:
Investments purchased	514,945
Fund shares repurchased	50,319
Investment advisory fee	31,694
Transfer agent fee	22
Pricing and bookkeeping fees	9,173
Trustees' fees	337
Audit fee	18,142
Custody fee	19,972
Legal fee	8,863
Distribution fee—Class B	1,189
Chief compliance officer expenses	132
Trustees' deferred compensation plan	14,583
Other liabilities	183
Total Liabilities	786,518
Net Assets	$42,083,703
Net Assets Consist of
Paid-in capital	$31,879,338
Undistributed net investment income	1,775,237
Accumulated net realized gain	4,291,478
Net unrealized appreciation on:
Investments	4,030,096
Foreign currency translations	106,924
Written options	630
Net Assets	$42,083,703
Class A
Net assets	$38,547,842
Shares outstanding	19,545,245
Net asset value per share	$1.97
Class B
Net assets	$3,535,861
Shares outstanding	1,811,055
Net asset value per share	$1.95

See Accompanying Notes to Financial Statements.
8

Statement of Operations

Columbia International Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$1,118,993
Interest	2,337
Foreign taxes withheld	(103,995)
Total Investment Income	1,017,335
Expenses
Investment advisory fee	199,053
Distribution fee—Class B	4,763
Transfer agent fee	102
Pricing and bookkeeping fees	31,856
Trustees' fees	8,215
Custody fee	38,900
Audit fee	18,849
Chief compliance officer expenses	289
Other expenses	25,287
Total Expenses	327,314
Fees and expenses waived or reimbursed by Investment Advisor	(105,168)
Custody earnings credits	(26)
Net Expenses	222,120
Net Investment Income	795,215
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options
Net realized gain (loss) on:
Investments	1,450,080
Foreign currency transactions	(232,074)
Written options	5,175
Net realized gain	1,223,181
Net change in unrealized appreciation (depreciation) on:
Investments	(6,360,914)
Foreign currency translations	254,322
Written options	630
Net change in unrealized appreciation (depreciation)	(6,105,962)
Net Loss	(4,882,781)
Net Decrease Resulting from Operations	$(4,087,566)

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets

Columbia International Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$795,215	$1,081,801
Net realized gain on investments, foreign currency transactions and written options	1,223,181	9,925,771
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	(6,105,962)	(6,011,290)
Net Increase (Decrease) Resulting from Operations	(4,087,566)	4,996,282
Distributions to Shareholders:
From net investment income:
Class A	—	(1,545,732)
Class B	—	(138,221)
From net realized gains:
Class A	—	(9,445,690)
Class B	—	(915,934)
Total Distributions to Shareholders	—	(12,045,577)
Share Transactions
Class A:
Subscriptions	241,200	1,455,427
Distributions reinvested	—	10,991,422
Redemptions	(5,219,460)	(18,063,567)
Net Decrease	(4,978,260)	(5,616,718)
Class B:
Subscriptions	21,034	101,089
Distributions reinvested	—	1,054,155
Redemptions	(578,058)	(2,550,289)
Net Decrease	(557,024)	(1,395,045)
Net Decrease from Share Transactions	(5,535,284)	(7,011,763)
Total Decrease in Net Assets	(9,622,850)	(14,061,058)
Net Assets
Beginning of period	51,706,553	65,767,611
End of period	$42,083,703	$51,706,553
Undistributed net investment income at end of period	$1,775,237	$980,022
Changes in Shares
Calss A:
Subscriptions	120,795	603,794
Distributions reinvested	—	4,758,191
Redemptions	(2,570,959)	(7,439,978)
Net Decrease	(2,450,164)	(2,077,993)
Class B:
Subscriptions	10,213	44,392
Distributions reinvested	—	460,330
Redemptions	(290,873)	(1,048,627)
Net Decrease	(280,660)	(543,905)

See Accompanying Notes to Financial Statements.
10

Financial Highlights

Columbia International Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006	2005	2004		2003
Net Asset Value, Beginning of Period	$2.13		$2.45		$2.14	$1.90	$1.69		$1.26
Income from Investment Operations:
Net investment income (a)	0.03		0.04		0.03	0.02	0.01		0.03
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(0.21)		0.17		0.48	0.22	0.22		0.41
Total from Investment Operations	(0.18)		0.21		0.51	0.24	0.23		0.44
Less Distributions to Shareholders:
From net investment income	—		(0.07)		(0.03)	—	(0.02)		(0.01)
From net realized gains	—		(0.46)		(0.17)	—	—		—
Total Distributions to Shareholders	—		(0.53)		(0.20)	—	(0.02)		(0.01)
Net Asset Value, End of Period	$1.95		$2.13		$2.45	$2.14	$1.90		$1.69
Total return (b)(c)(d)	(8.45	)%(e)	7.18	%(f)	25.04%	12.63%	13.48	%(g)	35.21%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	1.20	%(i)	1.20%		1.20%	1.20%	1.20%		1.22%
Waiver/Reimbursement	0.46	%(i)	0.37%		0.28%	0.20%	0.21%		0.18%
Net investment income (h)	3.21	%(i)	1.55%		1.37%	1.20%	0.72%		1.71%
Portfolio turnover rate	34	%(e)	69%		90%	67%	101%		104%
Net assets, end of period (000's)	$3,536		$4,454		$6,450	$6,249	$6,792		$6,817

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)  Total return includes of a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
11

Notes to Financial Statements

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia International Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is operating as a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•   Level 1—quoted prices in active markets for identical securities

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•   Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$3,071,652	$630
Level 2—Other Significant Observable Inputs	38,924,683	94,688
Level 3—Significant Unobservable Inputs	2,270	—
Total	$41,998,605	$95,318

* Other financial instruments consist of forward foreign currency exchange contracts and written options, which are not included in the investment portfolio.

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six months ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2008	$1,453	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized loss	(51)	—
Change in unrealized appreciation	2,309	—
Net Sales	(1,441)	—
Transfers in and or out of Level 3	—	—
Balance as of June 30, 2008	$2,270	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are

13

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

generally used to hedge the Fund's investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Foreign Capital Gains Taxes—Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

14

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$3,804,596
Long-Term Capital Gains	8,240,981

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$7,753,181
Unrealized depreciation	(3,723,085)
Net unrealized appreciation	$4,030,096

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$252,102
2009	1,231,569
2010	3,027,462
2011	339,845
$4,850,978

Of the capital loss carryforwards attributable to the Fund, $519,018 ($173,006 expiring 12/31/08, $173,006 expiring 12/31/09 and $173,006 expiring 12/31/10) remain from the Fund's merger with Colonial International Horizons Fund, Variable Series and $237,288 ($79,096 expiring 12/31/08, $79,096 expiring 12/31/09 and $79,096 expiring 12/31/10) remain from the Fund's merger with Colonial Global Equity Fund, Variable Series. Utilization of these losses, as well as the remaining capital loss carryforwards of the Fund, could be subject to limitations imposed by the Internal Revenue Code.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.87%
$500 million to $1 billion	0.82%
$1 billion to $1.5 billion	0.77%
$1.5 billion to $3 billion	0.72%
$3 billion to $6 billion	0.70%
Over $6 billion	0.68%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.87% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services

15

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.95% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expense on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $15,513,687 and $19,903,334, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

16

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had one shareholder that held 86.7% of the shares outstanding. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect

17

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2008 (Unaudited)

to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

18

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Important Information About This Report

A description of the policies and procedures that Columbia International Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154828-0608 (08/08) 08/55346

Columbia Large Cap Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008

Columbia Large Cap Growth Fund, Variable Series seeks long-term capital appreciation.

John T. Wilson has been lead portfolio manager of the fund since August 2005. Paul J. Berlinguet and Roger R. Sullivan have co-managed the fund since February 2005 and June 2005, respectively.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Large Cap Growth Fund, Variable Series performed in line with its benchmark, the Russell 1000 Growth Index1 and ahead of the average return for its peer group, the Lipper VUF, Large-Cap Growth Funds Classification.2 Energy issues helped the fund track its benchmark but some technology and consumer stocks disappointed.

•  Nabors Industries Ltd. (1.8% of net assets), a land-based oil services company, rose sharply as investors anticipated improving demand for the firm's land rigs. Higher energy prices also benefited Halliburton Co. (1.2% of net assets) and Weatherford International Ltd. (1.2% of net assets), two providers of field services to energy companies. Increasing demand for coal aided mine operator CONSOL Energy, Inc. and Joy Global, Inc. (1.4% and 1.0% of net assets, respectively), which manufactures mining equipment. Quanta Services, Inc. (1.0% of net assets) saw improving orders as utilities moved to upgrade transmission equipment after decades of underinvestment. Demand for ethanol, plus growing preference for protein-based foods in emerging markets, helped boost Potash Corp. of Saskatchewan, which produces a key ingredient for fertilizer, and seed producer Monsanto Co. (1.1% and 0.8% of net assets, respectively).

•  Amazon.com, Inc. (0.7% of net assets) declined when results lagged consensus expectations that may have been optimistic. Video retailer Gamestop Corp., Class A (0.1% of net assets) also failed to match investor expectations despite strong sales of video games. Microsoft's (3.2% of net assets) shares weakened while it pursued a linkup with a major Internet company and saw only modest demand for its new operating system. We reduced exposure to Microsoft to an underweight relative to the index.

•  The Federal Reserve Board is walking a fine line between accommodating growth through low interest rates and fighting inflation by raising rates, a step that, if taken, could aggravate the current slowdown. Our chief strategies are designed to position the portfolio favorably in that challenging environment. While we expect continued market volatility, we believe we can structure a diversified portfolio of growth companies that possess strong business prospects and trade at attractive valuations.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	-9.03	-2.76	6.14	0.21
Russell 1000 Growth Index	-9.06	-5.96	7.32	0.96

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	31.35	28.52

Annual operating expense ratio (%)*
Class A	0.83

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 - 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	909.70	1,020.89	3.80	4.02	0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—8.7%
Hotels, Restaurants & Leisure—1.3%
Burger King Holdings, Inc. (a)	27,400	$734,046
McDonald's Corp.	8,100	455,382
		1,189,428
Household Durables—0.4%
Sony Corp., ADR (a)	9,200	402,408
Internet & Catalog Retail—0.7%
Amazon.com, Inc. (a)(b)	8,700	637,971
Media—1.8%
Comcast Corp., Class A (a)	24,000	455,280
DIRECTV Group, Inc. (a)(b)	44,000	1,140,040
		1,595,320
Multiline Retail—1.1%
Kohl's Corp. (b)	11,300	452,452
Nordstrom, Inc. (a)	18,100	548,430
		1,000,882
Specialty Retail—1.8%
Best Buy Co., Inc. (a)	10,500	415,800
GameStop Corp., Class A (a)(b)	3,207	129,563
Staples, Inc.	14,700	349,125
Urban Outfitters, Inc. (a)(b)	21,900	683,061
		1,577,549
Textiles, Apparel & Luxury Goods—1.6%
Hanesbrands, Inc. (a)(b)	24,500	664,930
NIKE, Inc., Class B	12,500	745,125
		1,410,055
Consumer Staples—10.2%
Beverages—1.8%
Molson Coors Brewing Co., Class B	16,800	912,744
PepsiCo, Inc.	10,400	661,336
		1,574,080
Food & Staples Retailing—3.5%
BJ's Wholesale Club, Inc. (a)(b)	16,100	623,070
CVS Caremark Corp.	17,200	680,604
Wal-Mart Stores, Inc.	33,000	1,854,600
		3,158,274
Food Products—2.3%
Cadbury PLC, ADR (a)	10,484	527,555
General Mills, Inc.	10,600	644,162
H.J. Heinz Co.	19,000	909,150
		2,080,867
Household Products—0.7%
Procter & Gamble Co.	10,500	638,505
Personal Products—0.6%
Avon Products, Inc.	15,100	543,902
Tobacco—1.3%
Philip Morris International, Inc.	23,900	1,180,421

	Shares	Value
Energy—12.6%
Energy Equipment & Services—8.1%
Exterran Holdings, Inc. (a)(b)	5,400	$386,046
Halliburton Co.	19,700	1,045,479
Nabors Industries Ltd. (a)(b)	33,800	1,663,974
Schlumberger Ltd.	16,800	1,804,824
Transocean, Inc. (b)	8,886	1,354,138
Weatherford International Ltd. (b)	21,900	1,086,021
		7,340,482
Oil, Gas & Consumable Fuels—4.5%
CONSOL Energy, Inc.	11,200	1,258,544
Devon Energy Corp.	6,100	732,976
Hess Corp.	6,800	858,092
Petroleo Brasileiro SA, ADR	11,500	814,545
Valero Energy Corp.	10,000	411,800
		4,075,957
Financials—4.6%
Capital Markets—4.0%
Goldman Sachs Group, Inc.	7,200	1,259,280
Janus Capital Group, Inc. (a)	24,900	659,103
State Street Corp.	9,100	582,309
TD Ameritrade Holding Corp. (a)(b)	35,500	642,195
Waddell & Reed Financial, Inc., Class A	13,400	469,134
		3,612,021
Insurance—0.6%
Prudential Financial, Inc.	8,200	489,868
Health Care—12.2%
Biotechnology—3.8%
Amgen, Inc. (b)	21,500	1,013,940
BioMarin Pharmaceuticals, Inc. (a)(b)	10,600	307,188
Celgene Corp. (b)	11,800	753,666
Genentech, Inc. (b)	9,800	743,820
Gilead Sciences, Inc. (b)	12,200	645,990
		3,464,604
Health Care Equipment & Supplies—3.0%
Baxter International, Inc.	23,400	1,496,196
Covidien Ltd.	14,000	670,460
Zimmer Holdings, Inc. (b)	8,100	551,205
		2,717,861
Health Care Providers & Services—1.1%
Express Scripts, Inc. (b)	12,800	802,816
McKesson Corp.	3,148	176,005
		978,821
Life Sciences Tools & Services—1.1%
Covance, Inc. (a)(b)	5,200	447,304
Thermo Fisher Scientific, Inc. (b)	9,700	540,581
		987,885

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Pharmaceuticals—3.2%
Johnson & Johnson	20,100	$1,293,234
Teva Pharmaceutical Industries Ltd., ADR	12,900	590,820
Wyeth	21,000	1,007,160
		2,891,214
Industrials—13.0%
Aerospace & Defense—1.9%
Honeywell International, Inc.	16,800	844,704
Raytheon Co. (a)	16,200	911,736
		1,756,440
Commercial Services & Supplies—2.2%
Dun & Bradstreet Corp.	10,000	876,400
Waste Management, Inc.	28,900	1,089,819
		1,966,219
Construction & Engineering—1.0%
Quanta Services, Inc. (b)	27,100	901,617
Electrical Equipment—0.4%
First Solar, Inc. (a)(b)	1,400	381,948
Industrial Conglomerates—0.8%
McDermott International, Inc. (b)	12,300	761,247
Machinery—5.9%
Caterpillar, Inc. (a)	8,600	634,852
Cummins, Inc.	9,300	609,336
Eaton Corp.	8,200	696,754
Harsco Corp.	15,700	854,237
Illinois Tool Works, Inc. (a)	14,200	674,642
Joy Global, Inc.	11,800	894,794
SPX Corp.	7,000	922,110
		5,286,725
Road & Rail—0.8%
Landstar System, Inc. (a)	13,100	723,382
Information Technology—29.9%
Communications Equipment—5.2%
Cisco Systems, Inc. (b)	76,550	1,780,553
Corning, Inc.	37,700	868,985
QUALCOMM, Inc.	46,200	2,049,894
		4,699,432
Computers & Peripherals—6.9%
Apple, Inc. (b)	11,300	1,892,072
EMC Corp. (b)	71,400	1,048,866
Hewlett-Packard Co.	34,200	1,511,982
International Business Machines Corp.	14,700	1,742,391
		6,195,311
Electronic Equipment & Instruments—0.8%
Dolby Laboratories, Inc., Class A (b)	8,200	330,460
FLIR Systems, Inc. (a)(b)	9,129	370,364
		700,824

	Shares	Value
Internet Software & Services—4.2%
Akamai Technologies, Inc. (a)(b)	18,200	$633,178
Equinix, Inc. (a)(b)	7,000	624,540
Google, Inc., Class A (b)	4,422	2,327,829
VeriSign, Inc. (a)(b)	5,900	223,020
		3,808,567
IT Services—1.7%
Accenture Ltd., Class A	18,800	765,536
Mastercard, Inc., Class A (a)	3,000	796,560
		1,562,096
Semiconductors & Semiconductor Equipment—4.0%
Applied Materials, Inc.	59,600	1,137,764
ASML Holding N.V., N.Y. Registered Shares	18,600	453,840
Intel Corp.	52,000	1,116,960
Intersil Corp., Class A	17,700	430,464
Microchip Technology, Inc.	14,700	448,938
		3,587,966
Software – 7.1%
Activision, Inc. (b)	20,700	705,249
BMC Software, Inc. (b)	17,800	640,800
Microsoft Corp.	104,250	2,867,917
Oracle Corp. (b)	81,600	1,713,600
Salesforce.com, Inc. (a)(b)	7,000	477,610
		6,405,176
Materials—4.6%
Chemicals—2.4%
Monsanto Co.	5,392	681,764
Potash Corp. of Saskatchewan, Inc.	4,400	1,005,708
Praxair, Inc.	5,200	490,048
		2,177,520
Metals & Mining—2.2%
Freeport-McMoRan Copper & Gold, Inc. (a)	13,100	1,535,189
Goldcorp, Inc.	10,100	466,317
		2,001,506
Telecommunication Services—1.9%
Wireless Telecommunication Services—1.9%
American Tower Corp., Class A (a)(b)	25,100	1,060,475
NII Holdings, Inc. (b)	13,900	660,111
		1,720,586
Utilities—1.0%
Electric Utilities—1.0%
Entergy Corp.	7,700	927,695
Total Common Stocks (cost of $85,791,126)		89,112,632

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL—19.8%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.633%)	17,873,879	$17,873,879
Total Securities Lending Collateral (cost of $17,873,879)		17,873,879
	Par
SHORT-TERM OBLIGATION—1.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $1,436,663 (repurchase proceeds $1,407,063)	$1,407,000	1,407,000
Total Short-Term Obligation (cost of $1,407,000)		1,407,000
Total Investments—120.0% (cost of $105,072,005) (d)		108,393,511
Other Assets & Liabilities, Net—(20.0)%		(18,081,809)
Net Assets—100.0%		$90,311,702

Notes to Investment Portfolio:

(a)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $17,188,583.

(b)  Non-income producing security.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $105,072,005.

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	29.9
Industrials	13.0
Energy	12.6
Health Care	12.2
Consumer Staples	10.2
Consumer Discretionary	8.7
Materials	4.6
Financials	4.6
Telecommunication Services	1.9
Utilities	1.0
98.7
Securities Lending Collateral	19.8
Short-Term Obligation	1.5
Other Assets & Liabilities, Net	(20.0)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$105,072,005
Investments, at value (including securities on loan of $17,188,583)	$108,393,511
Cash	451
Receivable for:
Investments sold	1,435,360
Interest	63
Dividends	41,936
Securities lending income	7,375
Expense reimbursement due from Investment Advisor	15,033
Trustees' deferred compensation plan	25,404
Total Assets	109,919,133
Liabilities
Collateral on securities loaned	17,873,879
Payable for:
Investments purchased	1,333,470
Fund shares repurchased	265,746
Investment advisory fee	38,682
Administration fee	11,570
Transfer agent fee	30
Pricing and bookkeeping fees	8,917
Trustees' fees	470
Audit fee	23,249
Custody fee	3,534
Distribution fee—Class B	3,166
Chief compliance officer expenses	141
Trustees' deferred compensation plan	25,404
Other liabilities	19,173
Total Liabilities	19,607,431
Net Assets	$90,311,702
Net Assets Consist of
Paid-in capital	$129,714,210
Undistributed net investment income	305,134
Accumulated net realized loss	(43,029,148)
Net unrealized appreciation on investments	3,321,506
Net Assets	$90,311,702
Class A:
Net assets	$76,951,183
Shares outstanding	2,698,099
Net asset value per share	$28.52
Class B:
Net assets	$13,360,519
Shares outstanding	470,767
Net asset value per share	$28.38

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Large Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$474,344
Interest	19,265
Securities lending	43,286
Foreign taxes withheld	(344)
Total Investment Income	536,551
Expenses
Investment advisory fee	237,006
Administration fee	71,102
Distribution fee—Class B	18,226
Transfer agent fee	155
Pricing and bookkeeping fees	30,839
Trustees' fees	20,812
Custody fee	7,089
Chief compliance officer expenses	305
Other expenses	49,244
Total Expenses	434,778
Fees and expenses reimbursed by Investment Advisor	(37,347)
Fees reimbursed by Distributor—Class B	(7,281)
Custody earnings credit	(4)
Net Expenses	390,146
Net Investment Income	146,405
Net Realized and Unrealized Loss on Investments
Net realized loss on investments	(771,907)
Net change in unrealized appreciation (depreciation) on investments	(9,251,965)
Net Loss	(10,023,872)
Net Decrease Resulting from Operations	$(9,877,467)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Large Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$146,405	$190,630
Net realized gain (loss) on investments	(771,907)	15,358,232
Net change in unrealized appreciation (depreciation) on investments	(9,251,965)	997,035
Net Increase (Decrease) Resulting from Operations	(9,877,467)	16,545,897
Distributions to Shareholders
From net investment income:
Class A	—	(355,721)
Class B	—	(45,174)
Total Distributions to Shareholders	—	(400,895)
Share Transactions
Class A:
Subscriptions	1,968,266	1,989,862
Distributions reinvested	—	355,721
Redemptions	(8,548,374)	(23,887,175)
Net Decrease	(6,580,108)	(21,541,592)
Class B:
Subscriptions	383,653	1,872,501
Distributions reinvested	—	45,174
Redemptions	(2,926,967)	(5,234,399)
Net Decrease	(2,543,314)	(3,316,724)
Net Decrease from Share Transactions	(9,123,422)	(24,858,316)
Total Decrease in Net Assets	(19,000,889)	(8,713,314)
Net Assets
Beginning of period	109,312,591	118,025,905
End of period	$90,311,702	$109,312,591
Undistributed net investment income at end of period	$305,134	$158,729
Changes in Shares
Class A:
Subscriptions	69,015	69,048
Isssued for distributions reinvested	—	11,712
Redemptions	(299,403)	(820,788)
Net Decrease	(230,388)	(740,028)
Class B:
Subscriptions	13,231	61,952
Isssued for distributions reinvested	—	1,492
Redemptions	(103,168)	(179,061)
Net Decrease	(89,937)	(115,617)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Large Cap Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006		2005		2004	2003
Net Asset Value, Beginning of Period	$31.35		$27.18		$24.75		$23.77		$24.28	$19.48
Income from Investment Operations:
Net investment income (a)	0.05		0.06		0.09		0.08		0.15 (b)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.88)		4.22		2.43		1.04		(0.62)	4.85
Total from Investment Operations	(2.83)		4.28		2.52		1.12		(0.47)	4.89
Less Distributions to Shareholders:
From net investment income	—		(0.11)		(0.09)		(0.14)		(0.04)	(0.09)
Net Asset Value, End of Period	$28.52		$31.35		$27.18		$24.75		$23.77	$24.28
Total return (c)(d)	(9.03	)%(e)(f)	15.77	%(f)	10.23	%(f)	4.74	%(f)	(1.95)%	25.24%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.80	%(h)	0.80%		0.80%		0.76%		0.73%	0.76%
Interest expense	—		—		—	%(i)	—		—	—
Net expenses (g)	0.80	%(h)	0.80%		0.80%		0.76%		0.73%	0.76%
Waiver/Reimbursement	0.08	%(h)	0.03%		0.01%		—	%(i)	—	—
Net investment income (g)	0.33	%(h)	0.19%		0.34%		0.32%		0.65%	0.16%
Portfolio turnover rate	83	%(e)	149%		194%		113%		4%	138%
Net assets, end of period (000's)	$76,951		$91,808		$99,714		$113,804		$106,225	$129,801

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate account. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of its expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$106,986,511	$—
Level 2—Other Significant Observable Inputs	1,407,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$108,393,511	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of

11

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$400,895
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$7,459,013
Unrealized depreciation	(4,137,507)
Net unrealized appreciation	$3,321,506

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2010	$32,214,453
2011	9,801,830
$42,016,283

Of the capital loss carryforwards attributable to the Fund, $5,196,879, expiring 12/31/10, remain from the Fund's merger with Liberty Equity Fund, Variable Series. The availability of a portion of the remaining capital loss carryforwards from Liberty Equity Fund, Variable Series may be limited in a given year.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant

12

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
Over $1 billion	0.45%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.95% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance

13

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $78,273,398 and $85,705,031, respectively.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had three shareholders that collectively held 90.6% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 10. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and

14

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154730-0608 (08/08) 08-53542

Columbia Large Cap Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008

Columbia Large Cap Growth Fund, Variable Series seeks long-term capital appreciation.

John T. Wilson has been lead portfolio manager of the fund since August 2005. Paul J. Berlinguet and Roger R. Sullivan have co-managed the fund since February 2005 and June 2005, respectively.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Large Cap Growth Fund, Variable Series performed in line with its benchmark, the Russell 1000 Growth Index1 and ahead of the average return for its peer group, the Lipper VUF, Large-Cap Growth Funds Classification.2 Energy issues helped the fund track its benchmark but some technology and consumer stocks disappointed.

•  Nabors Industries Ltd. (1.8% of net assets), a land-based oil services company, rose sharply as investors anticipated improving demand for the firm's land rigs. Higher energy prices also benefited Halliburton Co. (1.2% of net assets) and Weatherford International Ltd. (1.2% of net assets), two providers of field services to energy companies. Increasing demand for coal aided mine operator CONSOL Energy, Inc. and Joy Global, Inc. (1.4% and 1.0% of net assets, respectively), which manufactures mining equipment. Quanta Services, Inc. (1.0% of net assets) saw improving orders as utilities moved to upgrade transmission equipment after decades of underinvestment. Demand for ethanol, plus growing preference for protein-based foods in emerging markets, helped boost Potash Corp. of Saskatchewan, which produces a key ingredient for fertilizer, and seed producer Monsanto Co. (1.1% and 0.8% of net assets, respectively).

•  Amazon.com, Inc. (0.7% of net assets) declined when results lagged consensus expectations that may have been optimistic. Video retailer Gamestop Corp., Class A (0.1% of net assets) also failed to match investor expectations despite strong sales of video games. Microsoft's (3.2% of net assets) shares weakened while it pursued a linkup with a major Internet company and saw only modest demand for its new operating system. We reduced exposure to Microsoft to an underweight relative to the index.

•  The Federal Reserve Board is walking a fine line between accommodating growth through low interest rates and fighting inflation by raising rates, a step that, if taken, could aggravate the current slowdown. Our chief strategies are designed to position the portfolio favorably in that challenging environment. While we expect continued market volatility, we believe we can structure a diversified portfolio of growth companies that possess strong business prospects and trade at attractive valuations.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	-9.10	-2.90	5.95	0.06
Russell 1000 Growth Index	-9.06	-5.96	7.32	0.96

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	31.22	28.38

Annual operating expense ratio (%)*
Class B	1.08

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which the Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for the periods prior to June 1, 2000 would be lower.

Inception date of Class A shares (oldest existing share class) is January 1, 1989.

2

Understanding Your Expenses

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	909.00	1,020.14	4.51	4.77	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—8.7%
Hotels, Restaurants & Leisure—1.3%
Burger King Holdings, Inc. (a)	27,400	$734,046
McDonald's Corp.	8,100	455,382
		1,189,428
Household Durables—0.4%
Sony Corp., ADR (a)	9,200	402,408
Internet & Catalog Retail—0.7%
Amazon.com, Inc. (a)(b)	8,700	637,971
Media—1.8%
Comcast Corp., Class A (a)	24,000	455,280
DIRECTV Group, Inc. (a)(b)	44,000	1,140,040
		1,595,320
Multiline Retail—1.1%
Kohl's Corp. (b)	11,300	452,452
Nordstrom, Inc. (a)	18,100	548,430
		1,000,882
Specialty Retail—1.8%
Best Buy Co., Inc. (a)	10,500	415,800
GameStop Corp., Class A (a)(b)	3,207	129,563
Staples, Inc.	14,700	349,125
Urban Outfitters, Inc. (a)(b)	21,900	683,061
		1,577,549
Textiles, Apparel & Luxury Goods—1.6%
Hanesbrands, Inc. (a)(b)	24,500	664,930
NIKE, Inc., Class B	12,500	745,125
		1,410,055
Consumer Staples—10.2%
Beverages—1.8%
Molson Coors Brewing Co., Class B	16,800	912,744
PepsiCo, Inc.	10,400	661,336
		1,574,080
Food & Staples Retailing—3.5%
BJ's Wholesale Club, Inc. (a)(b)	16,100	623,070
CVS Caremark Corp.	17,200	680,604
Wal-Mart Stores, Inc.	33,000	1,854,600
		3,158,274
Food Products—2.3%
Cadbury PLC, ADR (a)	10,484	527,555
General Mills, Inc.	10,600	644,162
H.J. Heinz Co.	19,000	909,150
		2,080,867
Household Products—0.7%
Procter & Gamble Co.	10,500	638,505
Personal Products—0.6%
Avon Products, Inc.	15,100	543,902
Tobacco—1.3%
Philip Morris International, Inc.	23,900	1,180,421

	Shares	Value
Energy—12.6%
Energy Equipment & Services—8.1%
Exterran Holdings, Inc. (a)(b)	5,400	$386,046
Halliburton Co.	19,700	1,045,479
Nabors Industries Ltd. (a)(b)	33,800	1,663,974
Schlumberger Ltd.	16,800	1,804,824
Transocean, Inc. (b)	8,886	1,354,138
Weatherford International Ltd. (b)	21,900	1,086,021
		7,340,482
Oil, Gas & Consumable Fuels—4.5%
CONSOL Energy, Inc.	11,200	1,258,544
Devon Energy Corp.	6,100	732,976
Hess Corp.	6,800	858,092
Petroleo Brasileiro SA, ADR	11,500	814,545
Valero Energy Corp.	10,000	411,800
		4,075,957
Financials—4.6%
Capital Markets—4.0%
Goldman Sachs Group, Inc.	7,200	1,259,280
Janus Capital Group, Inc. (a)	24,900	659,103
State Street Corp.	9,100	582,309
TD Ameritrade Holding Corp. (a)(b)	35,500	642,195
Waddell & Reed Financial, Inc., Class A	13,400	469,134
		3,612,021
Insurance—0.6%
Prudential Financial, Inc.	8,200	489,868
Health Care—12.2%
Biotechnology—3.8%
Amgen, Inc. (b)	21,500	1,013,940
BioMarin Pharmaceuticals, Inc. (a)(b)	10,600	307,188
Celgene Corp. (b)	11,800	753,666
Genentech, Inc. (b)	9,800	743,820
Gilead Sciences, Inc. (b)	12,200	645,990
		3,464,604
Health Care Equipment & Supplies—3.0%
Baxter International, Inc.	23,400	1,496,196
Covidien Ltd.	14,000	670,460
Zimmer Holdings, Inc. (b)	8,100	551,205
		2,717,861
Health Care Providers & Services—1.1%
Express Scripts, Inc. (b)	12,800	802,816
McKesson Corp.	3,148	176,005
		978,821
Life Sciences Tools & Services—1.1%
Covance, Inc. (a)(b)	5,200	447,304
Thermo Fisher Scientific, Inc. (b)	9,700	540,581
		987,885

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Pharmaceuticals—3.2%
Johnson & Johnson	20,100	$1,293,234
Teva Pharmaceutical Industries Ltd., ADR	12,900	590,820
Wyeth	21,000	1,007,160
		2,891,214
Industrials—13.0%
Aerospace & Defense—1.9%
Honeywell International, Inc.	16,800	844,704
Raytheon Co. (a)	16,200	911,736
		1,756,440
Commercial Services & Supplies—2.2%
Dun & Bradstreet Corp.	10,000	876,400
Waste Management, Inc.	28,900	1,089,819
		1,966,219
Construction & Engineering—1.0%
Quanta Services, Inc. (b)	27,100	901,617
Electrical Equipment—0.4%
First Solar, Inc. (a)(b)	1,400	381,948
Industrial Conglomerates—0.8%
McDermott International, Inc. (b)	12,300	761,247
Machinery—5.9%
Caterpillar, Inc. (a)	8,600	634,852
Cummins, Inc.	9,300	609,336
Eaton Corp.	8,200	696,754
Harsco Corp.	15,700	854,237
Illinois Tool Works, Inc. (a)	14,200	674,642
Joy Global, Inc.	11,800	894,794
SPX Corp.	7,000	922,110
		5,286,725
Road & Rail—0.8%
Landstar System, Inc. (a)	13,100	723,382
Information Technology—29.9%
Communications Equipment—5.2%
Cisco Systems, Inc. (b)	76,550	1,780,553
Corning, Inc.	37,700	868,985
QUALCOMM, Inc.	46,200	2,049,894
		4,699,432
Computers & Peripherals—6.9%
Apple, Inc. (b)	11,300	1,892,072
EMC Corp. (b)	71,400	1,048,866
Hewlett-Packard Co.	34,200	1,511,982
International Business Machines Corp.	14,700	1,742,391
		6,195,311
Electronic Equipment & Instruments—0.8%
Dolby Laboratories, Inc., Class A (b)	8,200	330,460
FLIR Systems, Inc. (a)(b)	9,129	370,364
		700,824

	Shares	Value
Internet Software & Services—4.2%
Akamai Technologies, Inc. (a)(b)	18,200	$633,178
Equinix, Inc. (a)(b)	7,000	624,540
Google, Inc., Class A (b)	4,422	2,327,829
VeriSign, Inc. (a)(b)	5,900	223,020
		3,808,567
IT Services—1.7%
Accenture Ltd., Class A	18,800	765,536
Mastercard, Inc., Class A (a)	3,000	796,560
		1,562,096
Semiconductors & Semiconductor Equipment—4.0%
Applied Materials, Inc.	59,600	1,137,764
ASML Holding N.V., N.Y. Registered Shares	18,600	453,840
Intel Corp.	52,000	1,116,960
Intersil Corp., Class A	17,700	430,464
Microchip Technology, Inc.	14,700	448,938
		3,587,966
Software – 7.1%
Activision, Inc. (b)	20,700	705,249
BMC Software, Inc. (b)	17,800	640,800
Microsoft Corp.	104,250	2,867,917
Oracle Corp. (b)	81,600	1,713,600
Salesforce.com, Inc. (a)(b)	7,000	477,610
		6,405,176
Materials—4.6%
Chemicals—2.4%
Monsanto Co.	5,392	681,764
Potash Corp. of Saskatchewan, Inc.	4,400	1,005,708
Praxair, Inc.	5,200	490,048
		2,177,520
Metals & Mining—2.2%
Freeport-McMoRan Copper & Gold, Inc. (a)	13,100	1,535,189
Goldcorp, Inc.	10,100	466,317
		2,001,506
Telecommunication Services—1.9%
Wireless Telecommunication Services—1.9%
American Tower Corp., Class A (a)(b)	25,100	1,060,475
NII Holdings, Inc. (b)	13,900	660,111
		1,720,586
Utilities—1.0%
Electric Utilities—1.0%
Entergy Corp.	7,700	927,695
Total Common Stocks (cost of $85,791,126)		89,112,632

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL—19.8%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.633%)	17,873,879	$17,873,879
Total Securities Lending Collateral (cost of $17,873,879)		17,873,879
	Par
SHORT-TERM OBLIGATION—1.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $1,436,663 (repurchase proceeds $1,407,063)	$1,407,000	1,407,000
Total Short-Term Obligation (cost of $1,407,000)		1,407,000
Total Investments—120.0% (cost of $105,072,005) (d)		108,393,511
Other Assets & Liabilities, Net—(20.0)%		(18,081,809)
Net Assets—100.0%		$90,311,702

Notes to Investment Portfolio:

(a)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $17,188,583.

(b)  Non-income producing security.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $105,072,005.

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	29.9
Industrials	13.0
Energy	12.6
Health Care	12.2
Consumer Staples	10.2
Consumer Discretionary	8.7
Materials	4.6
Financials	4.6
Telecommunication Services	1.9
Utilities	1.0
98.7
Securities Lending Collateral	19.8
Short-Term Obligation	1.5
Other Assets & Liabilities, Net	(20.0)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$105,072,005
Investments, at value (including securities on loan of $17,188,583)	$108,393,511
Cash	451
Receivable for:
Investments sold	1,435,360
Interest	63
Dividends	41,936
Securities lending income	7,375
Expense reimbursement due from Investment Advisor	15,033
Trustees' deferred compensation plan	25,404
Total Assets	109,919,133
Liabilities
Collateral on securities loaned	17,873,879
Payable for:
Investments purchased	1,333,470
Fund shares repurchased	265,746
Investment advisory fee	38,682
Administration fee	11,570
Transfer agent fee	30
Pricing and bookkeeping fees	8,917
Trustees' fees	470
Audit fee	23,249
Custody fee	3,534
Distribution fee—Class B	3,166
Chief compliance officer expenses	141
Trustees' deferred compensation plan	25,404
Other liabilities	19,173
Total Liabilities	19,607,431
Net Assets	$90,311,702
Net Assets Consist of
Paid-in capital	$129,714,210
Undistributed net investment income	305,134
Accumulated net realized loss	(43,029,148)
Net unrealized appreciation on investments	3,321,506
Net Assets	$90,311,702
Class A:
Net assets	$76,951,183
Shares outstanding	2,698,099
Net asset value per share	$28.52
Class B:
Net assets	$13,360,519
Shares outstanding	470,767
Net asset value per share	$28.38

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Large Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$474,344
Interest	19,265
Securities lending	43,286
Foreign taxes withheld	(344)
Total Investment Income	536,551
Expenses
Investment advisory fee	237,006
Administration fee	71,102
Distribution fee—Class B	18,226
Transfer agent fee	155
Pricing and bookkeeping fees	30,839
Trustees' fees	20,812
Custody fee	7,089
Chief compliance officer expenses	305
Other expenses	49,244
Total Expenses	434,778
Fees and expenses reimbursed by Investment Advisor	(37,347)
Fees reimbursed by Distributor—Class B	(7,281)
Custody earnings credit	(4)
Net Expenses	390,146
Net Investment Income	146,405
Net Realized and Unrealized Loss on Investments
Net realized loss on investments	(771,907)
Net change in unrealized appreciation (depreciation) on investments	(9,251,965)
Net Loss	(10,023,872)
Net Decrease Resulting from Operations	$(9,877,467)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Large Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$146,405	$190,630
Net realized gain (loss) on investments	(771,907)	15,358,232
Net change in unrealized appreciation (depreciation) on investments	(9,251,965)	997,035
Net Increase (Decrease) Resulting from Operations	(9,877,467)	16,545,897
Distributions to Shareholders
From net investment income:
Class A	—	(355,721)
Class B	—	(45,174)
Total Distributions to Shareholders	—	(400,895)
Share Transactions
Class A:
Subscriptions	1,968,266	1,989,862
Distributions reinvested	—	355,721
Redemptions	(8,548,374)	(23,887,175)
Net Decrease	(6,580,108)	(21,541,592)
Class B:
Subscriptions	383,653	1,872,501
Distributions reinvested	—	45,174
Redemptions	(2,926,967)	(5,234,399)
Net Decrease	(2,543,314)	(3,316,724)
Net Decrease from Share Transactions	(9,123,422)	(24,858,316)
Total Decrease in Net Assets	(19,000,889)	(8,713,314)
Net Assets
Beginning of period	109,312,591	118,025,905
End of period	$90,311,702	$109,312,591
Undistributed net investment income at end of period	$305,134	$158,729
Changes in Shares
Class A:
Subscriptions	69,015	69,048
Isssued for distributions reinvested	—	11,712
Redemptions	(299,403)	(820,788)
Net Decrease	(230,388)	(740,028)
Class B:
Subscriptions	13,231	61,952
Isssued for distributions reinvested	—	1,492
Redemptions	(103,168)	(179,061)
Net Decrease	(89,937)	(115,617)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Large Cap Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006		2005	2004	2003
Net Asset Value, Beginning of Period	$31.22		$27.08	$24.64		$23.67	$24.19	$19.40
Income from Investment Operations:
Net investment income (loss) (a)	0.03		0.01	0.05		0.03	0.10 (b)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.87)		4.20	2.44		1.03	(0.62)	4.85
Total from Investment Operations	(2.84)		4.21	2.49		1.06	(0.52)	4.84
Less Distributions to Shareholders:
From net investment income	—		(0.07)	(0.05)		(0.09)	—	(0.05)
Net Asset Value, End of Period	$28.38		$31.22	$27.08		$24.64	$23.67	$24.19
Total return (c)(d)(e)	(9.10	)%(f)	15.57%	10.12%		4.49%	(2.15)%	25.05%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.95	%(h)	0.95%	0.95%		0.95%	0.95%	0.95%
Interest expense	—		—	—	%(i)	—	—	—
Net expenses (g)	0.95	%(h)	0.95%	0.95%		0.95%	0.95%	0.95%
Waiver/Reimbursement	0.18	%(h)	0.13%	0.11%		0.06%	0.03%	0.06%
Net investment income (loss) (g)	0.18	%(h)	0.04%	0.19%		0.13%	0.43%	(0.03)%
Portfolio turnover rate	83	%(f)	149%	194%		113%	4%	138%
Net assets, end of period (000's)	$13,361		$17,505	$18,311		$18,803	$21,715	$25,730

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate account. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of its expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$106,986,511	$—
Level 2—Other Significant Observable Inputs	1,407,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$108,393,511	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of

11

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$400,895
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$7,459,013
Unrealized depreciation	(4,137,507)
Net unrealized appreciation	$3,321,506

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2010	$32,214,453
2011	9,801,830
$42,016,283

Of the capital loss carryforwards attributable to the Fund, $5,196,879, expiring 12/31/10, remain from the Fund's merger with Liberty Equity Fund, Variable Series. The availability of a portion of the remaining capital loss carryforwards from Liberty Equity Fund, Variable Series may be limited in a given year.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant

12

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
Over $1 billion	0.45%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.95% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance

13

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $78,273,398 and $85,705,031, respectively.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had three shareholders that collectively held 90.6% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 10. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and

14

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2008 (Unaudited)

other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154731-0608 (08/08) 08/55365

Columbia Asset Allocation Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Asset Allocation Fund, Variable Series / June 30, 2008

Columbia Asset Allocation Fund, Variable Series seeks total return, consisting of current income and long-term capital appreciation.

Vikram J. Kuriyan, PhD, has been the lead portfolio manager for the fund since August 2005. Karen Wurdack, PhD, has been a co-manager for the fund since August 2005. They are responsible for allocating the fund's assets among the various asset classes. The investment decisions for each asset class are made by professionals with experience in that class.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Asset Allocation Fund, Variable Series held up better than the average fund in its peer group, the Lipper VUF Mixed-Asset Target Allocation Growth Funds Classification.1 The fund's return was lower than the 60/40 blended return of its two benchmarks, the S&P 500 Index2 and the Lehman Brothers U.S. Aggregate Bond Index3, which reflects the fund's approximate allocation to both equities and fixed income. The fund's international position, which has aided performance for several years, hampered performance relative to the blended benchmark, which has no international exposure.

•  A decision to reduce the fund's overall equity exposure and add to its fixed income positions aided performance during the six-month period covered by this report. All major equity indices were down significantly during the period, whereas fixed income indices reflected mixed results. Within equities, we shifted some assets out of large-cap and international and added to mid-cap stocks, which was beneficial to the fund's return because domestic large-cap and international stocks were weaker than other stock market sectors. In addition, the fund's mid-cap growth, large-cap growth and small-cap value positions all held up better than their respective Russell benchmarks while the position in mid-cap value stocks lagged its benchmark.

•  We expect U.S. economic growth to continue to slow as high energy prices, a weak housing market, unemployment and inflation weigh heavily on consumer demand. Yet, there are pockets of support for the economy. The Fed's short-term interest rate cuts have kept the cost of capital low for businesses. The special one time rebates to millions of taxpayers is expected to have a positive, albeit short-term, impact on consumer spending. We also expect government spending to remain strong. Finally, a weak dollar should help improve the trade balance and might, in turn, help the manufacturing sector as well, as goods made and sold in countries with stronger currencies make American-made goods more attractive.

•  Against this backdrop, we believe that it is important for shareholders to keep a long-term focus on their goals. Although slower economic growth and weakness in the financial sector have worried investors over the past year, the financial markets have weathered many such storms in the past. Columbia Asset Allocation Fund, Variable Series provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help cushion a portfolio against the market's occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or protect against a loss.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisers, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in high yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

3  Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at lest $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1

Performance Information

Columbia Asset Allocation Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	-7.02	-4.57	7.95	4.21
S&P 500 Index	-11.91	-13.12	7.58	2.88
Lehman Brothers U.S. Aggregate Bond Index	1.13	7.12	3.86	5.68

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	15.25	14.18

Annual operating expense ratio (%)*
Class A	0.84

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Asset Allocation Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	929.79	1,021.13	3.60	3.77	0.75

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—58.6%
Consumer Discretionary—5.7%
Auto Components—0.1%
American Axle & Manufacturing Holdings, Inc.	310	$2,477
BorgWarner, Inc.	1,750	77,665
Gentex Corp.	1,200	17,328
Johnson Controls, Inc.	1,500	43,020
Modine Manufacturing Co.	490	6,061
		146,551
Automobiles—0.4%
Ford Motor Co. (a)	3,708	17,835
Suzuki Motor Corp.	10,600	250,563
Toyota Motor Corp.	8,100	382,173
		650,571
Distributors—0.0%
LKQ Corp. (a)	1,190	21,503
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (a)	600	26,556
Capella Education Co. (a)	546	32,569
DeVry, Inc.	440	23,593
ITT Educational Services, Inc. (a)	315	26,028
New Oriental Education & Technology Group, ADR (a)	700	40,894
Regis Corp.	180	4,743
Strayer Education, Inc.	160	33,451
		187,834
Hotels, Restaurants & Leisure—0.9%
Benihana, Inc., Class A (a)	930	5,896
Bob Evans Farms, Inc.	510	14,586
Buffalo Wild Wings, Inc. (a)	510	12,663
Burger King Holdings, Inc. (b)	11,100	297,369
Carnival Corp. (b)	7,300	240,608
CEC Entertainment, Inc. (a)	410	11,484
Ctrip.com International Ltd., ADR	787	36,029
Darden Restaurants, Inc.	1,205	38,488
Hotel Leela Venture Ltd.	138,400	107,761
International Game Technology, Inc.	1,025	25,605
Landry's Restaurants, Inc.	680	12,220
McDonald's Corp.	9,302	522,958
O'Charleys, Inc.	680	6,841
Panera Bread Co., Class A (a)	710	32,845
Red Robin Gourmet Burgers, Inc. (a)	1,110	30,791
Royal Caribbean Cruises Ltd.	1,600	35,952
Starwood Hotels & Resorts Worldwide, Inc.	1,480	59,304
WMS Industries, Inc. (a)	1,725	51,353
Wynn Resorts Ltd.	275	22,371
Yum! Brands, Inc.	1,160	40,704
		1,605,828
Household Durables—0.7%
American Greetings Corp., Class A	1,280	15,795
CSS Industries, Inc.	370	8,961

	Shares	Value
Ethan Allen Interiors, Inc.	270	$6,642
Furniture Brands International, Inc.	670	8,951
Makita Corp.	16,800	686,651
NVR, Inc. (a)	50	25,004
Skyline Corp.	329	7,732
Sony Corp., ADR (b)	11,700	511,758
Tempur-Pedic International, Inc.	1,973	15,409
Universal Electronics, Inc. (a)	450	9,405
		1,296,308
Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)(b)	3,500	256,655
NetFlix, Inc. (a)	700	18,249
Priceline.com, Inc. (a)	355	40,988
		315,892
Leisure Equipment & Products—0.0%
Hasbro, Inc.	900	32,148
MarineMax, Inc. (a)	600	4,302
		36,450
Media—0.7%
Central European Media Enterprises Ltd., Class A (a)	335	30,328
Comcast Corp., Class A	9,800	185,906
DIRECTV Group, Inc. (a)(b)	17,900	463,789
Discovery Holding Co., Class A (a)	1,220	26,791
Focus Media Holding Ltd., ADR (a)	7,900	218,988
Lamar Advertising Co., Class A (a)	635	22,879
Liberty Media Corp. - Entertainment (a)	1,110	26,895
Marvel Entertainment, Inc. (a)	1,200	38,568
WPP Group PLC	25,950	250,302
		1,264,446
Multiline Retail—0.6%
J.C. Penney Co., Inc.	505	18,327
Kohl's Corp. (a)(b)	12,800	512,512
Macy's, Inc.	19,422	377,175
Nordstrom, Inc. (b)	7,500	227,250
Saks, Inc. (a)	4,300	47,214
		1,182,478
Specialty Retail—0.9%
America's Car-Mart, Inc. (a)	1,623	29,084
Best Buy Co., Inc. (b)	4,200	166,320
Citi Trends, Inc. (a)	750	16,995
Esprit Holdings Ltd.	22,700	235,814
Foot Locker, Inc.	2,030	25,274
GameStop Corp., Class A (a)(b)	1,730	69,892
J Crew Group, Inc. (a)	1,143	37,730
Lowe's Companies, Inc. (b)	16,800	348,600
Monro Muffler Brake, Inc.	945	14,638
Pacific Sunwear of California, Inc. (a)	1,730	14,757
Rent-A-Center, Inc. (a)	1,079	22,195
Ross Stores, Inc.	965	34,277
Staples, Inc.	6,000	142,500
Tiffany & Co.	695	28,321

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
TJX Companies, Inc.	1,260	$39,652
Urban Outfitters, Inc. (a)(b)	11,630	362,740
Zale Corp. (a)	520	9,823
		1,598,612
Textiles, Apparel & Luxury Goods—1.1%
Adidas AG	5,100	322,071
Coach, Inc. (a)	1,053	30,411
Compagnie Financiere Richemont AG	6,625	369,010
Deckers Outdoor Corp. (a)	325	45,240
Fossil, Inc. (a)	1,390	40,407
Hampshire Group Ltd. (a)	500	2,575
Hanesbrands, Inc. (a)(b)	9,900	268,686
Movado Group, Inc.	560	11,088
NIKE, Inc., Class B	5,000	298,050
Phillips-Van Heusen Corp.	1,975	72,325
Polo Ralph Lauren Corp.	850	53,363
V.F. Corp. (b)	6,200	441,316
Warnaco Group, Inc. (a)	558	24,591
Wolverine World Wide, Inc.	570	15,202
		1,994,335
Consumer Staples—5.6%
Beverages—1.1%
Anheuser-Busch Companies, Inc.	2,800	173,936
Carlsberg A/S	6,791	655,931
Central European Distribution Corp. (a)	398	29,512
Diageo PLC, ADR (b)	4,308	318,232
Fomento Economico Mexicano SAB de CV, ADR	1,250	56,887
MGP Ingredients, Inc.	1,252	7,262
Molson Coors Brewing Co., Class B (b)	6,800	369,444
Pepsi Bottling Group, Inc.	1,525	42,578
PepsiCo, Inc.	6,200	394,258
		2,048,040
Food & Staples Retailing—1.2%
BJ's Wholesale Club, Inc. (a)(b)	8,220	318,114
CVS Caremark Corp.	7,000	276,990
Kroger Co.	3,305	95,415
Longs Drug Stores Corp.	650	27,372
Olam International Ltd.	578	1,032
Ruddick Corp.	350	12,009
Sysco Corp. (b)	10,500	288,855
Wal-Mart Stores, Inc.	19,400	1,090,280
Weis Markets, Inc.	730	23,703
		2,133,770
Food Products—1.3%
Cadbury PLC, ADR (b)	4,241	213,407
ConAgra Foods, Inc.	24,800	478,144
Dean Foods Co. (a)	2,100	41,202
Flowers Foods, Inc.	648	18,364
Fresh Del Monte Produce, Inc. (a)	299	7,047
General Mills, Inc.	4,300	261,311
Groupe Danone	4,350	305,459

	Shares	Value
H.J. Heinz Co.	8,370	$400,505
Hershey Co.	1,200	39,336
J & J Snack Foods Corp.	286	7,839
Lancaster Colony Corp.	450	13,626
Lance, Inc.	600	11,262
Maui Land & Pineapple Co., Inc. (a)	478	14,077
Ralcorp Holdings, Inc. (a)	170	8,405
Sanderson Farms, Inc.	240	8,285
Smithfield Foods, Inc. (a)	9,625	191,345
Tyson Foods, Inc., Class A	14,400	215,136
Wm. Wrigley Jr. Co.	465	36,168
		2,270,918
Household Products—0.6%
Clorox Co.	1,455	75,951
Procter & Gamble Co.	10,900	662,829
Reckitt Benckiser Group PLC	5,741	291,026
		1,029,806
Personal Products—0.4%
Avon Products, Inc. (b)	17,660	636,113
Bare Escentuals, Inc. (a)	390	7,305
Chattem, Inc. (a)	473	30,769
Estee Lauder Companies, Inc., Class A	750	34,837
NBTY, Inc. (a)	470	15,068
		724,092
Tobacco—1.0%
Lorillard, Inc. (a)	13,325	921,557
Philip Morris International, Inc.	19,339	955,153
		1,876,710
Energy—8.3%
Energy Equipment & Services—2.6%
Cameron International Corp. (a)	1,000	55,350
Complete Production Services, Inc. (a)	556	20,249
Core Laboratories N.V. (a)	235	33,452
Diamond Offshore Drilling, Inc.	590	82,093
Dril-Quip, Inc. (a)	771	48,573
Exterran Holdings, Inc. (a)(b)	2,000	142,980
FMC Technologies, Inc. (a)	505	38,850
Halliburton Co. (b)	11,850	628,879
IHS, Inc., Class A (a)	1,152	80,179
Key Energy Services, Inc. (a)	800	15,536
Lufkin Industries, Inc.	209	17,406
Nabors Industries Ltd. (a)(b)	13,400	659,682
National-Oilwell Varco, Inc. (a)	1,595	141,508
Noble Corp.	705	45,797
Oceaneering International, Inc. (a)	410	31,590
Oil States International, Inc. (a)	290	18,398
Patterson-UTI Energy, Inc.	440	15,858
Pioneer Drilling Co. (a)	930	17,493
Rowan Companies, Inc.	800	37,400
Saipem SpA	9,175	430,912
Schlumberger Ltd.	6,900	741,267
Smith International, Inc.	1,157	96,193

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
TGC Industries, Inc. (a)	1,002	$8,918
Tidewater, Inc.	660	42,920
Transocean, Inc. (a)	3,565	543,270
TriCo Marine Services, Inc. (a)	480	17,482
W-H Energy Services, Inc. (a)	530	50,742
Weatherford International Ltd. (a)	15,685	777,819
		4,840,796
Oil, Gas & Consumable Fuels—5.7%
Alpha Natural Resources, Inc. (a)	130	13,558
Arena Resources, Inc. (a)	500	26,410
Atlas America, Inc.	609	27,435
Berry Petroleum Co., Class A	562	33,091
Bill Barrett Corp. (a)	460	27,329
Bois d'Arc Energy, Inc. (a)	542	13,176
Cabot Oil & Gas Corp.	500	33,865
Carrizo Oil & Gas, Inc. (a)	470	32,002
Chesapeake Energy Corp.	530	34,959
Chevron Corp.	7,100	703,823
Comstock Resources, Inc. (a)	1,160	97,939
Concho Resources, Inc. (a)	1,804	67,289
ConocoPhillips	9,772	922,379
CONSOL Energy, Inc. (b)	5,180	582,077
Continental Resources, Inc. (a)	1,444	100,098
Denbury Resources, Inc. (a)	2,650	96,725
Devon Energy Corp.	2,300	276,368
El Paso Corp. (b)	12,900	280,446
Exxon Mobil Corp.	21,137	1,862,804
Forest Oil Corp. (a)	1,100	81,950
Frontier Oil Corp.	1,855	44,353
Harvest Natural Resources, Inc. (a)	1,550	17,143
Hess Corp.	10,175	1,283,983
Holly Corp.	350	12,922
Newfield Exploration Co. (a)(b)	6,400	417,600
Nordic American Tanker Shipping	286	11,103
Occidental Petroleum Corp. (b)	13,100	1,177,166
Peabody Energy Corp.	1,530	134,716
Penn Virginia Corp.	310	23,380
PetroHawk Energy Corp. (a)	1,050	48,626
Petroleo Brasileiro SA, ADR	4,700	332,901
Range Resources Corp.	530	34,736
Southwestern Energy Co. (a)	1,278	60,846
Stone Energy Corp. (a)	320	21,091
Swift Energy Co. (a)	220	14,533
Total SA	6,325	539,745
Ultra Petroleum Corp. (a)	355	34,861
Valero Energy Corp.	10,400	428,272
Western Refining, Inc.	249	2,948
Williams Companies, Inc.	1,400	56,434
XTO Energy, Inc. (b)	4,024	275,684
		10,286,766
Financials—8.5%
Capital Markets—1.7%
Ameriprise Financial, Inc.	1,500	61,005
Goldman Sachs Group, Inc.	5,000	874,500

	Shares	Value
Invesco Ltd.	1,670	$40,047
Janus Capital Group, Inc. (b)	11,155	295,273
Lazard Ltd., Class A	1,000	34,150
Merrill Lynch & Co., Inc. (b)	7,800	247,338
Morgan Stanley	6,300	227,241
Northern Trust Corp.	455	31,199
Piper Jaffray Companies, Inc. (a)	430	12,612
State Street Corp.	9,000	575,910
T. Rowe Price Group, Inc.	890	50,258
TD Ameritrade Holding Corp. (a)(b)	14,300	258,687
Waddell & Reed Financial, Inc., Class A	8,715	305,112
		3,013,332
Commercial Banks—2.6%
BancFirst Corp.	342	14,638
Banco Santander SA	18,096	332,493
BancTrust Financial Group, Inc.	1,090	7,183
Bank of Granite Corp.	1,209	8,596
Bank of Hawaii Corp.	1,300	62,140
BNP Paribas	2,667	241,614
Bryn Mawr Bank Corp.	668	11,690
Capital Corp. of the West	901	3,424
Capitol Bancorp Ltd.	782	7,015
Chemical Financial Corp.	930	18,972
City National Corp.	1,200	50,484
Columbia Banking System, Inc.	570	11,018
Comerica, Inc.	1,400	35,882
Community Trust Bancorp, Inc.	426	11,187
Cullen/Frost Bankers, Inc.	1,200	59,820
First Citizens BancShares, Inc., Class A	153	21,342
First Financial Corp.	620	18,978
First Horizon National Corp.	1,580	11,739
First Midwest Bancorp, Inc.	850	15,853
First National Bank of Alaska	6	11,100
KeyCorp	1,900	20,862
Marshall & Ilsley Corp. (b)	3,800	58,254
Mass Financial Corp., Class A (a)	1,170	5,207
Merchants Bancshares, Inc.	644	14,458
Mitsubishi UFJ Financial Group, Inc.	61,300	543,234
National Bank of Greece SA	9,360	421,769
Northfield Bancorp, Inc. (a)	572	6,149
Northrim BanCorp, Inc.	694	12,610
PNC Financial Services Group, Inc.	6,465	369,151
Raiffeisen International Bank Holding AG	3,850	492,023
Sterling Bancorp NY	1,000	11,950
SVB Financial Group (a)	900	43,299
Taylor Capital Group, Inc.	690	5,168
TCF Financial Corp.	4,200	50,526
U.S. Bancorp (b)	25,293	705,422
UMB Financial Corp.	570	29,224
Wachovia Corp. (b)	14,695	228,213
Wells Fargo & Co.	30,374	721,382
West Coast Bancorp	860	7,456

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Whitney Holding Corp.	1,090	$19,947
Zions Bancorporation	725	22,830
		4,744,302
Consumer Finance—0.0%
Advance America Cash Advance Centers, Inc.	1,880	9,550
Cash America International, Inc.	830	25,730
		35,280
Diversified Financial Services—1.0%
Citigroup, Inc.	34,047	570,628
CME Group, Inc.	61	23,374
IntercontinentalExchange, Inc. (a)	275	31,350
JPMorgan Chase & Co. (b)	35,381	1,213,922
Medallion Financial Corp.	1,664	15,675
Portfolio Recovery Associates, Inc. (a)	616	23,100
		1,878,049
Insurance—1.7%
ACE Ltd.	13,800	760,242
American Physicians Capital, Inc.	175	8,477
Amerisafe, Inc. (a)	555	8,847
Assurant, Inc.	800	52,768
Assured Guaranty Ltd.	1,600	28,784
Baldwin & Lyons, Inc., Class B	628	10,977
CNA Surety Corp. (a)	890	11,250
EMC Insurance Group, Inc.	706	17,000
FBL Financial Group, Inc.	401	7,972
Harleysville Group, Inc.	470	15,900
Hartford Financial Services Group, Inc.	4,732	305,545
Horace Mann Educators Corp.	1,140	15,983
IPC Holdings Ltd.	600	15,930
Loews Corp. (b)	11,600	544,040
Marsh & McLennan Companies, Inc.	6,620	175,761
Max Capital Group Ltd.	530	11,305
Mercury General Corp.	250	11,680
National Western Life Insurance Co., Class A	77	16,825
Navigators Group, Inc. (a)	406	21,944
Phoenix Companies, Inc.	2,108	16,042
Platinum Underwriters Holdings Ltd.	1,500	48,915
ProAssurance Corp. (a)	560	26,942
ProCentury Corp.	962	15,238
Prudential Financial, Inc. (b)	8,300	495,842
Prudential PLC	24,800	263,291
RAM Holdings Ltd. (a)	3,027	3,027
Reinsurance Group of America, Inc.	500	21,760
RLI Corp.	354	17,512
Safety Insurance Group, Inc.	440	15,686
Selective Insurance Group, Inc.	623	11,687
Stewart Information Services Corp.	540	10,444
United America Indemnity Ltd., Class A (a)	2,030	27,141
		3,014,757

	Shares	Value
Real Estate Investment Trusts (REITs)—0.8%
Alexandria Real Estate Equities, Inc.	500	$48,670
BioMed Realty Trust, Inc.	1,060	26,002
Boston Properties, Inc.	400	36,088
DiamondRock Hospitality Co.	1,230	13,395
DuPont Fabros Technology, Inc.	788	14,688
Equity Residential Property Trust	800	30,616
Franklin Street Properties Corp.	1,448	18,303
General Growth Properties, Inc. (b)	8,375	293,376
Getty Realty Corp.	590	8,502
Home Properties, Inc.	689	33,113
LaSalle Hotel Properties	670	16,837
Macerich Co.	395	24,541
National Health Investors, Inc.	441	12,573
National Retail Properties, Inc.	300	6,270
Plum Creek Timber Co., Inc. (b)	10,445	446,106
Potlatch Corp.	630	28,426
ProLogis	1,185	64,405
Rayonier, Inc. (b)	7,800	331,188
Sun Communities, Inc.	980	17,866
SWA Reit & Investments Ltd. (a)	204	109
Universal Health Realty Income Trust	510	15,300
Urstadt Biddle Properties, Inc., Class A	1,090	15,979
		1,502,353
Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.	430	25,882
Mitsubishi Estate Co., Ltd.	13,000	297,499
		323,381
Thrifts & Mortgage Finance—0.5%
Bank Mutual Corp.	1,770	17,771
BankFinancial Corp.	1,090	14,181
Beneficial Mutual Bancorp, Inc. (a)	1,376	15,232
Brookline Bancorp, Inc.	2,060	19,673
Clifton Savings Bancorp, Inc.	1,083	10,549
Corus Bankshares, Inc.	2,176	9,052
ESSA Bancorp, Inc.	724	9,065
Fannie Mae (b)	7,200	140,472
Flagstar BanCorp, Inc.	2,520	7,585
Freddie Mac	9,600	157,440
Home Federal Bancorp, Inc.	1,400	13,804
Housing Development Finance Corp., Ltd.	10,100	454,001
Hudson City Bancorp, Inc.	1,460	24,353
TrustCo Bank Corp. NY	1,310	9,720
United Financial Bancorp, Inc.	920	10,276
Washington Federal, Inc.	720	13,032
Westfield Financial, Inc.	1,553	14,055
		940,261

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Health Care—5.9%
Biotechnology—1.3%
Alexion Pharmaceuticals, Inc. (a)	720	$52,200
Amgen, Inc. (a)	20,000	943,200
Array Biopharma, Inc. (a)	2,037	9,574
BioMarin Pharmaceuticals, Inc. (a)(b)	5,557	161,042
Celgene Corp. (a)	5,440	347,453
Cepheid, Inc. (a)	1,269	35,684
Genentech, Inc. (a)	4,100	311,190
Gilead Sciences, Inc. (a)	5,000	264,750
ImClone Systems, Inc. (a)	525	21,241
Myriad Genetics, Inc. (a)	290	13,201
Omrix Biopharmaceuticals, Inc. (a)	1,167	18,369
Onyx Pharmaceuticals, Inc. (a)	1,773	63,119
OSI Pharmaceuticals, Inc. (a)	350	14,462
Regeneron Pharmaceuticals, Inc. (a)	1,629	23,523
Seattle Genetics, Inc. (a)	1,786	15,109
United Therapeutics Corp. (a)	386	37,731
		2,331,848
Health Care Equipment & Supplies—0.9%
Analogic Corp.	260	16,398
ArthroCare Corp. (a)	970	39,586
Baxter International, Inc.	9,300	594,642
Beckman Coulter, Inc.	650	43,894
China Medical Technologies, Inc., ADR	540	26,676
Cooper Companies, Inc.	500	18,575
Covidien Ltd.	5,700	272,973
Haemonetics Corp. (a)	630	34,940
Hill-Rom Holdings, Inc.	280	7,554
Hologic, Inc. (a)	3,727	81,249
Hospira, Inc. (a)	1,980	79,418
Immucor, Inc. (a)	922	23,861
Intuitive Surgical, Inc. (a)	154	41,488
Masimo Corp. (a)	260	8,931
Meridian Bioscience, Inc.	280	7,538
NuVasive, Inc. (a)	310	13,845
RTI Biologics, Inc. (a)	2,530	22,138
STERIS Corp.	990	28,472
Varian Medical Systems, Inc. (a)	750	38,887
Wright Medical Group, Inc. (a)	1,976	56,138
Zimmer Holdings, Inc. (a)	3,300	224,565
		1,681,768
Health Care Providers & Services—0.9%
Alliance Imaging, Inc. (a)	3,041	26,365
Amedisys, Inc. (a)	270	13,613
AmSurg Corp. (a)	520	12,662
CIGNA Corp.	8,081	285,987
Community Health Systems, Inc. (a)	1,200	39,576
Cross Country Healthcare, Inc. (a)	1,100	15,851
Express Scripts, Inc. (a)	6,060	380,083
Gentiva Health Services, Inc. (a)	1,150	21,908

	Shares	Value
Healthspring, Inc. (a)	363	$6,127
inVentiv Health, Inc. (a)	440	12,228
Kindred Healthcare, Inc. (a)	890	25,596
Laboratory Corp. of America Holdings (a)	695	48,393
Magellan Health Services, Inc. (a)	210	7,776
McKesson Corp.	1,877	104,943
Medco Health Solutions, Inc. (a)(b)	9,530	449,816
MWI Veterinary Supply, Inc. (a)	397	13,145
NovaMed, Inc. (a)	2,123	8,004
Owens & Minor, Inc.	756	34,542
Pediatrix Medical Group, Inc. (a)	740	36,430
Psychiatric Solutions, Inc. (a)	1,151	43,554
RehabCare Group, Inc. (a)	679	10,884
Res-Care, Inc. (a)	1,000	17,780
U.S. Physical Therapy, Inc. (a)	580	9,518
Universal Health Services, Inc., Class B	500	31,610
		1,656,391
Life Sciences Tools & Services—0.9%
Bio-Rad Laboratories, Inc., Class A (a)	310	25,076
Charles River Laboratories International, Inc. (a)	625	39,950
Covance, Inc. (a)(b)	2,740	235,695
Dionex Corp. (a)	230	15,265
Illumina, Inc. (a)	696	60,629
PAREXEL International Corp. (a)	1,775	46,700
Pharmaceutical Product Development, Inc.	995	42,685
Qiagen N.V. (a)	31,017	628,015
Thermo Fisher Scientific, Inc. (a)	9,715	541,417
Varian, Inc. (a)	920	46,975
Waters Corp. (a)	535	34,508
		1,716,915
Pharmaceuticals—1.9%
Allergan, Inc.	785	40,859
Alpharma, Inc., Class A (a)	700	15,771
Eurand NV (a)	1,870	26,591
Johnson & Johnson	21,700	1,396,178
Medicis Pharmaceutical Corp., Class A	637	13,237
Merck & Co., Inc.	7,500	282,675
Novartis AG, Registered Shares	10,025	552,011
Perrigo Co.	755	23,986
Roche Holding AG, Genusschein Shares	2,125	382,752
Sciele Pharma, Inc. (a)	480	9,288
Teva Pharmaceutical Industries Ltd., ADR	5,100	233,580
Wyeth	8,500	407,660
		3,384,588

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Industrials—7.7%
Aerospace & Defense—1.2%
AAR Corp. (a)	501	$6,779
AerCap Holdings NV	1,900	23,997
Axsys Technologies, Inc. (a)	130	6,765
BE Aerospace, Inc. (a)	580	13,508
Curtiss-Wright Corp.	419	18,746
Esterline Technologies Corp. (a)	210	10,345
Goodrich Corp.	5,260	249,640
Honeywell International, Inc.	6,800	341,904
L-3 Communications Holdings, Inc. (b)	3,450	313,501
Moog, Inc., Class A (a)	320	11,917
Precision Castparts Corp.	670	64,568
Raytheon Co.	6,500	365,820
Rolls-Royce Group PLC (a)	25,280	171,959
Rolls-Royce Group PLC, Class B (a)	2,537,651	5,055
Spirit Aerosystems Holdings, Inc., Class A (a)	2,169	41,601
Teledyne Technologies, Inc. (a)	760	37,080
United Technologies Corp.	9,362	577,635
		2,260,820
Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	770	42,227
HUB Group, Inc., Class A (a)	1,141	38,942
		81,169
Airlines—0.0%
AirTran Holdings, Inc. (a)	1,040	2,122
JetBlue Airways Corp. (a)	1,390	5,185
Skywest, Inc.	630	7,969
		15,276
Building Products—0.0%
Builders FirstSource, Inc. (a)	675	3,584
Lennox International, Inc.	440	12,742
NCI Building Systems, Inc. (a)	580	21,304
Trex Co., Inc. (a)	627	7,355
Universal Forest Products, Inc.	290	8,688
		53,673
Commercial Services & Supplies—0.7%
ABM Industries, Inc.	510	11,347
Casella Waste Systems, Inc., Class A (a)	980	11,946
CBIZ, Inc. (a)	1,320	10,494
CDI Corp.	391	9,947
Consolidated Graphics, Inc. (a)	500	24,635
Dun & Bradstreet Corp.	4,370	382,987
Equifax, Inc.	1,100	36,982
FTI Consulting, Inc. (a)	1,081	74,005
Geo Group, Inc. (a)	1,046	23,535
Healthcare Services Group, Inc.	819	12,457
Huron Consulting Group, Inc. (a)	399	18,091
Kimball International, Inc., Class B	830	6,872
Korn/Ferry International (a)	790	12,427

	Shares	Value
Manpower, Inc.	515	$29,994
Mobile Mini, Inc. (a)	1,390	27,800
Robert Half International, Inc.	915	21,933
Stericycle, Inc. (a)	925	47,822
United Stationers, Inc. (a)	310	11,454
Waste Connections, Inc. (a)	1,490	47,576
Waste Management, Inc.	11,800	444,978
		1,267,282
Construction & Engineering—0.9%
EMCOR Group, Inc. (a)	2,340	66,760
FLSmidth & Co. A/S	5,925	650,467
Foster Wheeler Ltd. (a)	1,035	75,710
Granite Construction, Inc.	510	16,081
Jacobs Engineering Group, Inc. (a)	750	60,525
KHD Humboldt Wedag International Ltd. (a)	738	23,269
Midas Holdings Ltd.	360,000	235,493
Quanta Services, Inc. (a)	13,200	439,164
		1,567,469
Electrical Equipment—1.2%
ABB Ltd., Registered Shares (a)	14,550	413,903
Acuity Brands, Inc.	220	10,578
Alstom	1,240	286,347
AMETEK, Inc.	785	37,068
Belden CDT, Inc.	430	14,568
Cooper Industries Ltd., Class A	900	35,550
Dongfang Electrical Machinery Co., Ltd., Class H	106,000	311,315
Energy Conversion Devices, Inc. (a)	160	11,782
First Solar, Inc. (a)(b)	735	200,523
General Cable Corp. (a)	485	29,512
II-VI, Inc. (a)	900	31,428
Polypore International, Inc. (a)	980	24,823
Roper Industries, Inc.	685	45,128
SunPower Corp., Class A (a)	435	31,311
Vestas Wind Systems A/S (a)	5,567	728,696
Woodward Governor Co.	856	30,525
		2,243,057
Industrial Conglomerates—0.9%
General Electric Co.	28,136	750,950
McDermott International, Inc. (a)	10,928	676,334
Teleflex, Inc.	550	30,574
Textron, Inc.	1,300	62,309
Walter Industries, Inc.	170	18,491
		1,538,658
Machinery—1.8%
Actuant Corp., Class A	846	26,522
Barnes Group, Inc.	1,388	32,049
Bucyrus International, Inc.	765	55,860
Caterpillar, Inc. (b)	3,500	258,370
Chart Industries, Inc. (a)	190	9,242
Cummins, Inc.	4,795	314,168
Dynamic Materials Corp.	270	8,897

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Eaton Corp.	7,400	$628,778
EnPro Industries, Inc. (a)	680	25,391
Flowserve Corp.	290	39,643
Harsco Corp.	7,410	403,178
Illinois Tool Works, Inc. (b)	5,800	275,558
Jain Irrigation Systems Ltd.	15,100	171,970
Joy Global, Inc.	5,570	422,373
Kadant, Inc. (a)	312	7,051
Kennametal, Inc.	1,600	52,080
Lindsay Corp.	120	10,196
Manitowoc Co., Inc.	850	27,651
Parker Hannifin Corp.	825	58,839
SPX Corp.	2,800	368,844
Tennant Co.	496	14,915
Wabtec Corp.	983	47,793
		3,259,368
Marine—0.0%
Alexander & Baldwin, Inc.	800	36,440
Genco Shipping & Trading Ltd.	314	20,473
		56,913
Road & Rail—0.5%
Amerco, Inc. (a)	220	10,489
Canadian Pacific Railway Ltd.	700	46,298
Central Japan Railway Co.	43	473,796
Genesee & Wyoming, Inc., Class A (a)	400	13,608
Heartland Express, Inc.	770	11,481
Landstar System, Inc. (b)	5,795	320,000
Ryder System, Inc.	140	9,643
Werner Enterprises, Inc.	1,400	26,012
		911,327
Trading Companies & Distributors—0.2%
Kaman Corp.	577	13,133
Mitsui & Co., Ltd.	11,000	242,925
Watsco, Inc.	530	22,154
		278,212
Transportation Infrastructure—0.3%
Macquarie Infrastructure Group	205,524	457,099
Information Technology—9.2%
Communications Equipment—1.2%
Anaren, Inc. (a)	1,068	11,289
Arris Group, Inc. (a)	1,460	12,337
Bel Fuse, Inc., Class B	260	6,425
Black Box Corp.	401	10,903
Cisco Systems, Inc. (a)	30,780	715,943
Comtech Telecommunications Corp. (a)	230	11,270
Corning, Inc.	15,400	354,970
Digi International, Inc. (a)	1,293	10,150
Dycom Industries, Inc. (a)	910	13,213
Harris Corp.	1,085	54,782
Ixia (a)	1,504	10,453
Juniper Networks, Inc. (a)	1,020	22,623

	Shares	Value
Polycom, Inc. (a)	2,612	$63,628
QUALCOMM, Inc.	18,800	834,156
Research In Motion Ltd. (a)	195	22,795
Riverbed Technology, Inc. (a)	910	12,485
Tellabs, Inc. (a)	2,400	11,160
Tollgrade Communications, Inc. (a)	700	3,143
		2,181,725
Computers & Peripherals—1.9%
Apple, Inc. (a)	4,600	770,224
Brocade Communications Systems, Inc. (a)	1,330	10,959
Diebold, Inc.	300	10,674
Electronics for Imaging, Inc. (a)	810	11,826
EMC Corp. (a)(b)	45,100	662,519
Emulex Corp. (a)	770	8,970
Hewlett-Packard Co.	29,060	1,284,743
International Business Machines Corp.	5,900	699,327
NCR Corp. (a)	2,500	63,000
QLogic Corp. (a)	840	12,256
		3,534,498
Electronic Equipment & Instruments—0.4%
Agilent Technologies, Inc. (a)	400	14,216
Amphenol Corp., Class A	640	28,723
Anixter International, Inc. (a)	520	30,935
Arrow Electronics, Inc. (a)	1,500	46,080
Avnet, Inc. (a)	1,982	54,069
Benchmark Electronics, Inc. (a)	830	13,562
Brightpoint, Inc. (a)	1,490	10,877
CPI International, Inc. (a)	830	10,209
Daktronics, Inc.	1,440	29,045
Dolby Laboratories, Inc., Class A (a)	3,300	132,990
FLIR Systems, Inc. (a)(b)	4,166	169,015
GSI Group Inc/Canada (a)	1,120	8,691
Itron, Inc. (a)	385	37,865
Mettler-Toledo International, Inc. (a)	300	28,458
MTS Systems Corp.	420	15,070
NAM TAI Electronics, Inc.	1,700	22,236
Plexus Corp. (a)	390	10,795
Tyco Electronics Ltd.	605	21,671
Vishay Intertechnology, Inc. (a)	1,490	13,216
		697,723
Internet Software & Services—1.0%
Akamai Technologies, Inc. (a)(b)	10,200	354,858
Equinix, Inc. (a)(b)	3,458	308,523
Google, Inc., Class A (a)	1,737	914,391
Sohu.com, Inc. (a)	340	23,950
Switch & Data Facilities Co., Inc. (a)	1,830	31,092
ValueClick, Inc. (a)	1,270	19,240
VeriSign, Inc. (a)(b)	3,205	121,149
Websense, Inc. (a)	1,570	26,439
		1,799,642

See Accompanying Notes to Financial Statements.
10

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
IT Services—0.6%
Accenture Ltd., Class A	7,600	$309,472
Alliance Data Systems Corp. (a)	805	45,523
CACI International, Inc., Class A (a)	710	32,497
Cognizant Technology Solutions Corp., Class A (a)	1,230	39,987
CSG Systems International, Inc. (a)	377	4,154
Fiserv, Inc. (a)	645	29,264
Global Payments, Inc.	590	27,494
Mastercard, Inc., Class A (b)	1,410	374,383
MAXIMUS, Inc.	300	10,446
MPS Group, Inc. (a)	2,430	25,831
Paychex, Inc.	845	26,432
TeleTech Holdings, Inc. (a)	2,590	51,696
Total System Services, Inc.	1,180	26,220
Visa, Inc., Class A	1,559	126,762
		1,130,161
Semiconductors & Semiconductor Equipment—1.7%
Actel Corp. (a)	935	15,755
Advanced Energy Industries, Inc. (a)	500	6,850
Applied Materials, Inc.	24,300	463,887
ASML Holding N.V., N.Y. Registered Shares	8,615	210,206
Atheros Communications, Inc. (a)	1,381	41,430
ATMI, Inc. (a)	230	6,422
Broadcom Corp., Class A (a)	1,210	33,021
Cabot Microelectronics Corp. (a)	200	6,630
Exar Corp. (a)	840	6,334
Fairchild Semiconductor International, Inc. (a)	650	7,624
Intel Corp.	33,700	723,876
Intersil Corp., Class A (b)	17,400	423,168
KLA-Tencor Corp.	500	20,355
Kulicke & Soffa Industries, Inc. (a)	315	2,296
Lam Research Corp. (a)	820	29,643
Marvell Technology Group Ltd. (a)	2,375	41,942
Mattson Technology, Inc. (a)	1,500	7,140
MEMC Electronic Materials, Inc. (a)	680	41,847
Microchip Technology, Inc.	6,000	183,240
Microsemi Corp. (a)	540	13,597
MKS Instruments, Inc. (a)	513	11,235
Monolithic Power Systems, Inc. (a)	1,306	28,236
Netlogic Microsystems, Inc. (a)	998	33,134
NVIDIA Corp. (a)(b)	7,150	133,848
ON Semiconductor Corp. (a)	2,530	23,200
Power Integrations, Inc. (a)	1,431	45,234
RF Micro Devices, Inc. (a)	1,660	4,814
Rubicon Technology, Inc. (a)	630	12,802
Spansion, Inc., Class A (a)	2,100	4,725
Texas Instruments, Inc. (b)	6,300	177,408
Tokyo Electron Ltd.	5,000	288,176

	Shares	Value
Ultra Clean Holdings (a)	570	$4,537
Varian Semiconductor Equipment Associates, Inc. (a)	192	6,685
Verigy Ltd. (a)	544	12,354
		3,071,651
Software—2.4%
ACI Worldwide, Inc. (a)	590	10,378
Activision, Inc. (a)	10,096	343,971
Advent Software, Inc. (a)	855	30,848
Ansoft Corp. (a)	1,045	38,038
ANSYS, Inc. (a)	576	27,141
Autodesk, Inc. (a)	682	23,058
Blackboard, Inc. (a)	862	32,954
BluePhoenix Solutions Ltd. (a)	1,190	5,486
BMC Software, Inc. (a)	12,855	462,780
Captaris, Inc. (a)	1,690	6,844
Citrix Systems, Inc. (a)	1,216	35,763
Concur Technologies, Inc. (a)	400	13,292
Electronic Arts, Inc. (a)	4,900	217,707
FactSet Research Systems, Inc.	535	30,153
InterVoice, Inc. (a)	860	4,902
Intuit, Inc. (a)	1,350	37,219
Lawson Software, Inc. (a)	700	5,089
McAfee, Inc. (a)	1,225	41,687
Mentor Graphics Corp. (a)	960	15,168
Micros Systems, Inc. (a)	906	27,624
Microsoft Corp.	42,360	1,165,324
MSC.Software Corp. (a)	1,340	14,713
Nintendo Co., Ltd.	1,100	620,521
Nuance Communications, Inc. (a)	759	11,894
Oracle Corp. (a)	32,800	688,800
Progress Software Corp. (a)	1,243	31,784
Salesforce.com, Inc. (a)(b)	3,335	227,547
SPSS, Inc. (a)	270	9,820
Sybase, Inc. (a)	710	20,888
Synopsys, Inc. (a)	600	14,346
The9 Ltd., ADR (a)	939	21,203
Tyler Technologies, Inc. (a)	950	12,891
UBISOFT Entertainment (a)	495	43,433
		4,293,266
Materials—3.3%
Chemicals—1.8%
Agrium, Inc.	425	45,705
Air Products & Chemicals, Inc.	925	91,446
Albemarle Corp.	900	35,919
E.I. Du Pont de Nemours & Co. (b)	6,400	274,496
H.B. Fuller Co.	1,170	26,255
Intrepid Potash, Inc. (a)	518	34,074
Koppers Holdings, Inc.	655	27,425
Linde AG	4,325	608,088
Minerals Technologies, Inc.	270	17,169
Monsanto Co. (b)	2,635	333,169
Mosaic Co. (a)	330	47,751
Potash Corp. of Saskatchewan, Inc.	2,200	502,854

See Accompanying Notes to Financial Statements.
11

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
PPG Industries, Inc.	875	$50,199
Praxair, Inc. (b)	2,100	197,904
Sensient Technologies Corp.	750	21,120
Sumitomo Chemical Co., Ltd.	60,000	378,019
Syngenta AG, ADR	585	37,850
Terra Industries, Inc.	602	29,709
Umicore	8,300	410,333
Wacker Chemie AG	135	28,218
		3,197,703
Construction Materials—0.0%
Eagle Materials, Inc.	550	13,932
Containers & Packaging—0.1%
AptarGroup, Inc.	410	17,199
Crown Holdings, Inc. (a)	1,500	38,985
Greif, Inc., Class A	895	57,307
Greif, Inc., Class B	478	27,136
Packaging Corp. of America	2,333	50,183
		190,810
Metals & Mining—1.2%
Agnico-Eagle Mines Ltd.	690	51,315
Alcoa, Inc.	8,600	306,332
Allegheny Technologies, Inc. (b)	1,650	97,812
BHP Billiton Ltd.	8,800	368,658
Carpenter Technology Corp.	220	9,603
Cleveland-Cliffs, Inc.	610	72,706
Freeport-McMoRan Copper & Gold, Inc. (b)	6,731	788,806
Goldcorp, Inc.	4,100	189,297
Haynes International, Inc. (a)	229	13,179
Hecla Mining Co. (a)	1,450	13,427
Kaiser Aluminum Corp.	307	16,434
Nucor Corp. (b)	2,670	199,369
Worthington Industries, Inc.	1,000	20,500
		2,147,438
Paper & Forest Products—0.2%
Mercer International, Inc. (a)	1,500	11,220
Weyerhaeuser Co. (b)	6,550	334,967
		346,187
Telecommunication Services—1.4%
Diversified Telecommunication Services—0.9%
AT&T, Inc.	35,254	1,187,707
tw telecom, Inc. (a)	850	13,626
Verizon Communications, Inc.	10,799	382,285
Warwick Valley Telephone Co.	770	8,131
		1,591,749
Wireless Telecommunication Services—0.5%
American Tower Corp., Class A (a)(b)	11,922	503,704
Crown Castle International Corp. (a)	1,155	44,733
Leap Wireless International, Inc. (a)	455	19,642

	Shares	Value
Millicom International Cellular SA	251	$25,979
Mobile TeleSystems OJSC, ADR	335	25,664
NII Holdings, Inc. (a)(b)	6,350	301,562
Syniverse Holdings, Inc. (a)	2,616	42,379
		963,663
Utilities—3.0%
Electric Utilities—1.8%
ALLETE, Inc.	510	21,420
American Electric Power Co., Inc.	1,500	60,345
Edison International	1,400	71,932
El Paso Electric Co. (a)	990	19,602
Electricite de France	3,550	337,258
Entergy Corp.	3,625	436,740
Exelon Corp.	5,100	458,796
Fortum Oyj	16,676	847,004
FPL Group, Inc. (b)	7,550	495,129
Hawaiian Electric Industries, Inc.	680	16,816
ITC Holdings Corp.	947	48,401
Maine & Maritimes Corp. (a)	159	6,742
MGE Energy, Inc.	540	17,615
Otter Tail Corp.	424	16,464
Portland General Electric Co.	824	18,557
PPL Corp.	9,370	489,770
UIL Holdings Corp.	580	17,058
		3,379,649
Gas Utilities—0.1%
AGL Resources, Inc.	1,500	51,870
Questar Corp.	710	50,439
WGL Holdings, Inc.	460	15,980
		118,289
Independent Power Producers & Energy Traders—0.1%
Black Hills Corp.	540	17,312
Constellation Energy Group, Inc.	290	23,809
Mirant Corp. (a)	1,500	58,725
Reliant Energy, Inc. (a)	1,500	31,905
		131,751
Multi-Utilities—0.9%
Avista Corp.	1,050	22,533
CH Energy Group, Inc.	890	31,657
NorthWestern Corp.	670	17,031
PG&E Corp. (b)	8,511	337,802
Public Service Enterprise Group, Inc. (b)	10,372	476,386
Sempra Energy	1,200	67,740
Suez SA	8,700	592,290
Wisconsin Energy Corp.	1,200	54,264
		1,599,703
Water Utilities—0.1%
Epure International Ltd.	542,000	211,135
Total Common Stocks (cost of $102,728,828)		106,325,929

See Accompanying Notes to Financial Statements.
12

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES—12.5%
Federal Home Loan Mortgage Corp. 5.000% 03/01/38	$568,523	$545,260
5.500% 12/01/20	27,417	27,704
5.500% 01/01/21	456,141	461,509
5.500% 07/01/21	210,336	211,883
5.500% 08/01/21	664,727	669,615
5.500% 12/01/32	54,861	54,390
5.500% 08/01/35	137,712	136,055
5.500% 10/01/35	290,096	286,605
5.500% 11/01/35	787,544	778,069
5.500% 12/01/37	792,822	781,797
6.000% 11/01/14	29,112	29,829
6.500% 05/01/11	14,653	15,244
6.500% 06/01/11	109,633	114,057
6.500% 03/01/26	73,756	76,889
6.500% 06/01/26	84,266	87,845
6.500% 03/01/27	26,095	27,203
6.500% 09/01/28	92,281	96,114
6.500% 06/01/31	225,072	234,071
6.500% 07/01/31	22,448	23,360
6.500% 11/01/32	16,129	16,763
6.500% 08/01/36	647,051	667,865
7.000% 04/01/29	7,064	7,485
7.000% 08/01/31	10,057	10,620
7.500% 01/01/30	17,867	19,301
8.000% 09/01/15	6,431	6,824
12.000% 07/01/20	39,795	42,782
Federal National Mortgage Association 5.000% 02/01/36	2,954,432	2,841,852
5.000% 05/01/37	604,425	579,943
5.500% 11/01/21	747,274	753,572
5.500% 05/01/36	1,133,845	1,119,649
5.500% 11/01/36	704,544	695,723
5.500% 06/01/38	1,887,000	1,862,196
6.000% 07/01/31	23,388	23,782
6.000% 07/01/35	467,118	472,364
6.000% 02/01/36	134,489	135,873
6.000% 04/01/36	28,493	28,786
6.000% 09/01/36	388,831	392,833
6.000% 11/01/36	1,772,647	1,790,893
6.000% 07/01/37	1,306,361	1,319,530
6.000% 08/01/37	989,363	999,337
6.000% 06/01/38	1,237,000	1,249,346
6.120% 10/01/08	216,653	217,047
6.500% 12/01/31	1,932	2,007
6.500% 05/01/33	4,021	4,177
6.500% 10/01/36	679,579	700,590
6.500% 11/01/36	1,221,000	1,258,751
6.500% 08/01/37	198,692	204,793
7.000% 07/01/31	11,723	12,390
7.000% 07/01/32	5,091	5,381
7.000% 07/01/37	129,886	136,294
7.500% 09/01/15	8,756	9,137
7.500% 02/01/30	8,221	8,859
7.500% 08/01/31	28,677	30,873

	Par	Value
8.000% 04/01/30	$1,535	$1,661
8.000% 05/01/30	4,004	4,332
Government National Mortgage Association 5.625% 07/20/25 (c)	15,950	16,125
6.000% 03/15/29	2,384	2,435
6.500% 05/15/13	24,930	25,861
6.500% 05/15/24	20,416	21,174
6.500% 04/15/29	19,041	19,782
6.500% 05/15/29	13,986	14,531
7.000% 11/15/13	2,683	2,811
7.000% 06/15/31	3,568	3,799
7.000% 06/15/32	955	1,016
8.000% 03/15/26	192,944	211,260
9.000% 12/15/17	2,585	2,810
Total Mortgage-Backed Securities (cost of $22,475,721)		22,612,714
CORPORATE FIXED-INCOME BONDS & NOTES—11.1%
Basic Materials—0.4%
Chemicals—0.1%
Dow Chemical Co/The 5.700% 05/15/18	100,000	96,840
Huntsman International LLC 7.875% 11/15/14	200,000	183,000
		279,840
Forest Products & Paper—0.1%
Georgia-Pacific Corp. 8.000% 01/15/24	170,000	157,250
Iron/Steel—0.1%
Nucor Corp. 5.850% 06/01/18	215,000	217,242
Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17	165,000	174,075
Communications—2.0%
Media—0.8%
Charter Communications Holdings II LLC/Charter Communications Holdings II/Capital Corp. 10.250% 09/15/10	160,000	154,800
Comcast Cable Holdings LLC 9.875% 06/15/22	5,000	6,095
Comcast Corp. 7.050% 03/15/33	275,000	279,393
CSC Holdings, Inc. 7.625% 04/01/11	100,000	98,000
EchoStar DBS Corp. 6.625% 10/01/14	180,000	166,500
Lamar Media Corp. 7.250% 01/01/13	135,000	129,769
News America, Inc. 6.550% 03/15/33	200,000	195,667

See Accompanying Notes to Financial Statements.
13

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
R.H. Donnelley Corp. 8.875% 10/15/17 (d)	$130,000	$77,350
Time Warner Cable, Inc. 7.300% 07/01/38	200,000	198,770
Viacom, Inc. 6.125% 10/05/17	75,000	71,912
		1,378,256
Telecommunication Services—1.2%
AT&T, Inc. 5.100% 09/15/14	315,000	308,785
BellSouth Corp. 6.000% 10/15/11	2,000	2,060
British Telecommunications PLC 5.150% 01/15/13	125,000	121,867
Cisco Systems, Inc. 5.250% 02/22/11	185,000	190,474
Citizens Communications Co. 7.875% 01/15/27	230,000	201,250
Cricket Communications, Inc. 9.375% 11/01/14	165,000	158,812
France Telecom SA 7.750% 03/01/11	1,000	1,059
Intelsat Bermuda Ltd. 9.250% 06/15/16	190,000	191,425
Lucent Technologies, Inc. 6.450% 03/15/29	210,000	160,650
New Cingular Wireless Services, Inc. 8.125% 05/01/12	3,000	3,286
8.750% 03/01/31	153,000	181,547
Qwest Corp. 8.875% 03/15/12	150,000	153,000
Telefonica Emisones SAU 5.984% 06/20/11	200,000	202,958
Telefonos de Mexico SAB de CV 4.500% 11/19/08	16,000	16,039
Vodafone Group PLC 5.000% 12/16/13	145,000	140,718
Windstream Corp. 8.625% 08/01/16	200,000	199,500
		2,233,430
Consumer Cyclical—0.8%
Apparel—0.1%
Levi Strauss & Co. 9.750% 01/15/15	165,000	165,825
Auto Manufacturers—0.1%
General Motors Corp. 8.375% 07/15/33	205,000	121,462
Home Builders—0.0%
KB Home 5.875% 01/15/15	90,000	74,700
Lodging—0.3%
Marriott International, Inc. 5.625% 02/15/13	150,000	141,113

	Par	Value
Mashantucket Western Pequot Tribe 8.500% 11/15/15 (d)	$175,000	$154,437
MGM Mirage 7.500% 06/01/16	190,000	156,275
Pinnacle Entertainment, Inc. 7.500% 06/15/15	100,000	76,500
		528,325
Retail—0.3%
CVS Caremark Corp. 5.750% 06/01/17	185,000	181,957
Rite Aid Corp. 9.375% 12/15/15	125,000	83,750
Wal-Mart Stores, Inc. 5.800% 02/15/18	225,000	232,964
		498,671
Consumer Non-Cyclical—0.9%
Beverages—0.1%
Coca-Cola Enterprises, Inc. 5.750% 11/01/08	35,000	35,251
Diageo Capital PLC 5.750% 10/23/17	200,000	197,398
		232,649
Commercial Services—0.1%
Iron Mountain, Inc. 7.750% 01/15/15	140,000	139,300
Service Corp. International 6.750% 04/01/16	5,000	4,737
		144,037
Food—0.2%
ConAgra Foods, Inc. 6.750% 09/15/11	180,000	187,431
Kraft Foods, Inc. 6.500% 08/11/17	150,000	150,191
Smithfield Foods, Inc. 7.750% 07/01/17	130,000	107,900
		445,522
Healthcare Products—0.1%
Biomet, Inc. PIK, 10.375% 10/15/17	180,000	190,800
Healthcare Services—0.2%
HCA, Inc. PIK, 9.625% 11/15/16	140,000	144,200
Tenet Healthcare Corp. 9.875% 07/01/14	200,000	201,000
		345,200
Household Products/Wares—0.1%
Fortune Brands, Inc. 5.375% 01/15/16	165,000	154,519
Pharmaceuticals—0.1%
Wyeth 5.500% 02/01/14	195,000	196,577

See Accompanying Notes to Financial Statements.
14

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
Energy—1.0%
Coal—0.1%
Arch Western Finance LLC 6.750% 07/01/13	$170,000	$166,600
Oil & Gas—0.5%
Canadian Natural Resources Ltd. 5.700% 05/15/17	150,000	146,948
Chesapeake Energy Corp. 6.375% 06/15/15	150,000	141,750
KCS Energy, Inc. 7.125% 04/01/12	155,000	148,800
Nexen, Inc. 5.875% 03/10/35	200,000	178,618
Talisman Energy, Inc. 6.250% 02/01/38	200,000	183,844
Valero Energy Corp. 6.875% 04/15/12	140,000	145,326
		945,286
Oil & Gas Services—0.1%
Weatherford International Ltd. 5.150% 03/15/13	100,000	99,417
Pipelines—0.3%
El Paso Corp. 6.875% 06/15/14	145,000	145,265
MarkWest Energy Partners LP 8.500% 07/15/16	95,000	96,425
Plains All American Pipeline LP 6.650% 01/15/37	175,000	163,203
TEPPCO Partners LP 7.625% 02/15/12	10,000	10,346
TransCanada Pipelines Ltd. 6.350% 05/15/67 (c)	225,000	194,281
		609,520
Financials—3.6%
Banks—1.2%
Credit Suisse 6.000% 02/15/18	200,000	192,584
Deutsche Bank AG/London 4.875% 05/20/13	225,000	221,334
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	300,000	313,015
JPMorgan Chase & Co. 6.000% 01/15/18	350,000	340,950
National City Bank 4.625% 05/01/13	19,000	15,148
PNC Funding Corp. 5.625% 02/01/17	225,000	209,815
SunTrust Preferred Capital I 5.853% 12/15/11 (c)	200,000	145,500
USB Capital IX 6.189% 04/15/49 (c)	350,000	266,000
Wachovia Corp. 4.875% 02/15/14	300,000	274,007
Wells Fargo & Co. 5.125% 09/01/12	200,000	199,283
		2,177,636

	Par	Value
Diversified Financial Services—1.8%
AGFC Capital Trust I 6.000% 01/15/67 (c)(d)	$250,000	$198,382
American Express Credit Corp. 5.875% 05/02/13	220,000	218,719
Capital One Financial Corp. 5.500% 06/01/15	315,000	283,236
Caterpillar Financial Services Corp. 5.450% 04/15/18	200,000	198,273
CDX North America High Yield 8.875% 06/29/13 (d)	300,000	277,125
Citicorp Lease Pass-Through Trust 8.040% 12/15/19 (d)	575,000	596,396
Ford Motor Credit Co. 8.000% 12/15/16	210,000	152,620
General Electric Capital Corp. 5.000% 01/08/16	85,000	81,993
GMAC LLC 8.000% 11/01/31	185,000	120,357
Goldman Sachs Group, Inc. 6.345% 02/15/34	285,000	241,603
HSBC Finance Corp. 5.000% 06/30/15	50,000	47,261
Lehman Brothers Holdings, Inc. 5.750% 07/18/11	250,000	241,376
MassMutual Global Funding II 2.550% 07/15/08 (d)	6,000	6,000
Merrill Lynch & Co., Inc. 6.050% 08/15/12	250,000	244,679
Morgan Stanley 4.750% 04/01/14	40,000	36,449
6.750% 04/15/11	285,000	292,352
Nuveen Investments, Inc. 10.500% 11/15/15 (d)	85,000	78,412
		3,315,233
Insurance—0.4%
Chubb Corp. 5.750% 05/15/18	150,000	145,382
Principal Life Income Funding Trusts 5.300% 04/24/13	140,000	140,001
Prudential Financial, Inc. 4.500% 07/15/13	2,000	1,893
6.000% 12/01/17	200,000	197,793
UnitedHealth Group, Inc. 5.250% 03/15/11	200,000	199,074
		684,143
Real Estate—0.0%
ERP Operating LP 5.200% 04/01/13	1,000	954
Real Estate Investment Trusts (REITs)—0.2%
Health Care Property Investors, Inc. 6.450% 06/25/12	159,000	152,392
Simon Property Group LP 5.750% 12/01/15	150,000	145,578
		297,970

See Accompanying Notes to Financial Statements.
15

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
Industrials—0.9%
Aerospace & Defense—0.2%
L-3 Communications Corp. 6.375% 10/15/15	$175,000	$163,625
United Technologies Corp. 5.375% 12/15/17	220,000	219,825
		383,450
Environmental Control—0.1%
Allied Waste North America, Inc. 7.125% 05/15/16	150,000	149,250
Machinery-Construction & Mining—0.1%
Terex Corp. 8.000% 11/15/17	145,000	143,913
Miscellaneous Manufacturing—0.1%
Bombardier, Inc. 6.300% 05/01/14 (d)	185,000	176,675
Packaging & Containers—0.2%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	150,000	150,000
Owens-Illinois, Inc. 7.500% 05/15/10	145,000	147,537
		297,537
Transportation—0.2%
Burlington Northern Santa Fe Corp. 6.200% 08/15/36	175,000	167,593
Union Pacific Corp. 3.875% 02/15/09	25,000	24,959
6.650% 01/15/11	150,000	156,561
United Parcel Service, Inc. 4.500% 01/15/13	110,000	110,222
		459,335
Technology—0.2%
Semiconductors—0.1%
Freescale Semiconductor, Inc. PIK, 9.125% 12/15/14	225,000	174,937
Software—0.1%
Oracle Corp. 6.500% 04/15/38	175,000	175,434
Utilities—1.3%
Electric—1.1%
AES Corp. 7.750% 03/01/14	175,000	172,594
Commonwealth Edison Co. 5.950% 08/15/16	175,000	174,120
Consolidated Edison Co. of New York 4.700% 06/15/09	7,000	7,073
5.850% 04/01/18	160,000	160,596
Energy East Corp. 6.750% 06/15/12	1,000	1,041

	Par	Value
Indiana Michigan Power Co. 5.650% 12/01/15	$250,000	$240,793
Intergen NV 9.000% 06/30/17 (d)	180,000	186,300
NiSource Finance Corp. 5.400% 07/15/14	9,000	8,419
NRG Energy, Inc. 7.375% 02/01/16	180,000	169,425
NY State Electric & Gas Corp. 5.750% 05/01/23	1,000	900
Pacific Gas & Electric Co. 5.800% 03/01/37	230,000	214,435
Progress Energy, Inc. 7.750% 03/01/31	150,000	171,412
Public Service Electric & Gas Co. 4.000% 11/01/08	5,000	5,000
Southern California Edison Co. 5.000% 01/15/14	200,000	199,252
Texas Competitive Electric Holdings Co., PIK, 10.500% 11/01/16 (d)	195,000	188,662
		1,900,022
Gas—0.2%
Atmos Energy Corp. 6.350% 06/15/17	200,000	197,607
Sempra Energy 4.750% 05/15/09	225,000	225,803
		423,410
Total Corporate Fixed-Income Bonds & Notes (cost of $21,334,370)		20,119,102
GOVERNMENT & AGENCY OBLIGATIONS—4.8%
Foreign Government Obligations—0.7%
Province of Ontario 2.750% 02/22/11	400,000	391,315
Province of Quebec 5.000% 07/17/09	500,000	508,799
United Mexican States 7.500% 04/08/33	273,000	314,633
		1,214,747
U.S. Government Agencies—1.4%
Federal Home Loan Bank 5.500% 08/13/14	565,000	600,228
Federal Home Loan Mortgage Corp. 5.500% 08/23/17	710,000	750,842
6.750% 03/15/31	20,000	24,092
Federal National Mortgage Association 5.250% 08/01/12	1,055,000	1,067,685
5.375% 08/15/09 (e)	30,000	30,821
		2,473,668
U.S. Government Obligations—2.7%
U.S. Treasury Bonds 5.375% 02/15/31	3,883,000	4,314,378

See Accompanying Notes to Financial Statements.
16

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
U.S. Treasury Inflation Indexed Bond 3.500% 01/15/11	$623,195	$678,406
		4,992,784
Total Government & Agency Obligations (cost of $8,540,213)		8,681,199
COLLATERALIZED MORTGAGE OBLIGATIONS—4.2%
Agency—2.0%
Federal Home Loan Mortgage Corp. 4.000% 09/15/15	160,000	160,264
4.500% 03/15/21	180,000	179,405
4.500% 08/15/28	597,000	595,526
5.000% 12/15/15	51,605	51,669
6.000% 02/15/28	610,693	625,802
Federal National Mortgage Association 5.000% 07/25/15	1,500,000	1,510,827
5.000% 12/25/15	497,750	503,116
		3,626,609
Non - Agency—2.2%
American Mortgage Trust 8.445% 09/27/22 (c)	7,539	4,563
Bear Stearns Adjustable Rate Mortgage Trust 5.487% 02/25/47 (c)	664,619	612,418
Countrywide Alternative Loan Trust 5.250% 03/25/35	56,170	51,827
5.250% 08/25/35	320,832	305,292
5.500% 10/25/35	575,101	550,605
JPMorgan Mortgage Trust 6.041% 10/25/36 (c)	666,098	657,259
Lehman Mortgage Trust 6.500% 01/25/38	571,742	560,854
WaMu Mortgage Pass- Through Certificates 5.714% 02/25/37 (c)	1,145,311	1,065,135
Washington Mutual Alternative Mortgage Pass- Through Certificates 5.500% 10/25/35	135,026	131,683
Wells Fargo Alternative Loan Trust 5.500% 02/25/35	54,865	51,129
		3,990,765
Total Collateralized Mortgage Obligations (cost of $7,892,899)		7,617,374
COMMERCIAL MORTGAGE-BACKED SECURITIES—3.6%
Bear Stearns Commercial Mortgage Securities 4.680% 08/13/39 (c)	32,000	31,183
5.449% 12/11/40 (c)	170,000	162,016

	Par	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.366% 12/11/49 (c)	$310,000	$274,841
CS First Boston Mortgage Securities Corp. 4.577% 04/15/37	759,000	752,205
First Union - Chase Commercial Mortgage 6.645% 06/15/31	554,056	558,800
JPMorgan Chase Commercial Mortgage Securities Corp. 4.780% 07/15/42	200,000	184,655
5.447% 06/12/47	358,000	332,367
5.525% 04/15/43 (c)	989,000	910,382
LB-UBS Commercial Mortgage Trust 5.084% 02/15/31	120,000	118,895
6.510% 12/15/26	2,712,654	2,784,485
Merrill Lynch Mortgage Trust 5.416% 11/12/37 (c)	310,000	294,437
Morgan Stanley Capital I 4.970% 12/15/41	73,000	70,159
PNC Mortgage Acceptance Corp. 5.910% 03/12/34	10,791	10,866
Total Commercial Mortgage-Backed Securities (cost of $6,682,340)		6,485,291
ASSET-BACKED SECURITIES—1.5%
Citicorp Residential Mortgage Securities, Inc. 6.080% 06/25/37	340,000	335,165
Consumer Funding LLC 5.430% 04/20/15	510,000	521,104
Ford Credit Auto Owner Trust 5.470% 06/15/12	500,000	506,904
Franklin Auto Trust 5.360% 05/20/16	632,000	624,495
Green Tree Financial Corp. 6.870% 01/15/29	87,366	85,419
Origen Manufactured Housing 3.380% 08/15/17	5,930	5,920
USAA Auto Owner Trust 4.500% 10/15/13	685,000	678,236
Total Asset-Backed Securities (cost of $2,792,946)		2,757,243
	Shares
PREFERRED STOCKS—0.2%
Financials—0.2%
Insurance—0.2%
Unipol Gruppo Finanziario SpA	186,574	360,140
Total Preferred Stocks (cost of $580,677)		360,140

See Accompanying Notes to Financial Statements.
17

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS—0.1%
Health Care—0.1%
Pharmaceuticals—0.1%
Schering-Plough Corp., 6.000%	800	$153,207
Total Convertible Preferred Stocks (cost of $212,152)		153,207
	Par
CONVERTIBLE BONDS—0.0%
Consumer Discretionary—0.0%
Automobiles—0.0%
Ford Motor Co. 4.250% 12/15/36	$13,000	9,458
Total Convertible Bonds (cost of $13,691)		9,458
	Shares
SECURITIES LENDING COLLATERAL—12.3%
State Street Navigator Securities Lending Prime Portfolio (f) (7 day yield of 2.633%)	22,370,695	22,370,695
Total Securities Lending Collateral (cost of $22,370,695)		22,370,695
	Par
SHORT-TERM OBLIGATIONS—3.3%
Repurchase Agreement—3.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by U.S. Government Agency Obligations with various maturities to 09/14/17, market value $5,751,663 (repurchase proceeds $5,626,344)	$5,626,000	5,626,000
U.S. Government Obligations—0.2%
U.S. Treasury Bill 1.000% 09/18/08 (e)(g)	375,000	373,436
Total Short-Term Obligations (cost of $5,999,436)		5,999,436
Total Investments—112.2% (cost of $201,623,968) (h)		203,491,788
Other Assets & Liabilities, Net—(12.2)%		(22,054,798)
Net Assets—100.0%		$181,436,990

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $21,744,397.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $2,252,754, which represents 1.2% of net assets.

(e)  A portion of the securities are pledged as collateral for open futures contracts. At June 30, 2008, the total market value pledged amounted to $404,257.

(f)  Investment made with cash collateral received from securities lending activity.

(g)  The rate shown represents the annualized yield at the date of purchase.

(h)  Cost for federal income tax purposes is $201,706,133.

At June 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	58.6
Mortgage-Backed Securities	12.5
Corporate Fixed-Income Bonds & Notes	11.1
Government & Agency Obligations	4.8
Collateralized Mortgage Obligations	4.2
Commercial Mortgage-Backed Securities	3.6
Asset-Backed Securities	1.5
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Convertible Bonds	0.0	*
	96.6
Securities Lending Collateral	12.3
Short-Term Obligations	3.3
Other Assets & Liabilities, Net	(12.2)
* Rounds to less than 0.01%.	100.0

At June 30, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes	18	$3,801,656	$3,767,121	Sept-2008	$34,535
5-Year U.S. Treasury Notes	2	221,109	218,069	Sept-2008	3,040
S&P 500 Index Futures	1	320,275	336,042	Sept-2008	(15,767)
					$21,808

For the six months ended June 30, 2008, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	6	$2,264
Options written	25	9,710
Options terminated in closing
purchase transactions	(2)	(68)
Options exercised	—	—
Options expired	(29)	(11,906)
Options outstanding at June 30, 2008	—	$—

Acronym	Name
ADR	American Depositary Receipt

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.
18

Statement of Assets and Liabilities

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$201,623,968
Investments, at value (including securities on loan of $21,744,397)	$203,491,788
Cash	198,962
Foreign currency (cost of $3,792)	2,640
Receivable for:
Investments sold	1,677,396
Interest	683,276
Dividends	117,240
Foreign tax reclaims	25,618
Securities lending	9,955
Futures variation margin	4,273
Expense reimbursement due from Investment Advisor and Distributor	16,411
Trustees' deferred compensation plan	31,077
Total Assets	206,258,636
Liabilities
Collateral on securities loaned	22,370,695
Payable for:
Investments purchased	1,828,279
Fund shares repurchased	326,856
Investment advisory fee	70,010
Administration fee	23,337
Transfer agent fee	84
Pricing and bookkeeping fees	16,145
Trustees' fees	45,350
Audit fee	30,480
Custody fee	42,646
Distribution fee—Class B	9,907
Chief compliance officer expenses	207
Trustees' deferred compensation plan	31,077
Other liabilities	26,573
Total Liabilities	24,821,646
Net Assets	$181,436,990
Net Assets Consist of
Paid-in capital	$152,542,250
Undistributed net investment income	7,973,765
Accumulated net realized gain	19,027,001
Net unrealized appreciation on:
Investments	1,867,820
Foreign currency translations	4,346
Futures contracts	21,808
Net Assets	$181,436,990
Class A:
Net assets	$137,466,224
Shares outstanding	9,694,517
Net asset value per share	$14.18
Class B:
Net assets	$43,970,766
Shares outstanding	3,118,391
Net asset value per share	$14.10

See Accompanying Notes to Financial Statements.
19

Statement of Operations

Columbia Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$1,211,248
Interest	2,062,969
Securities lending	66,187
Foreign taxes withheld	(36,723)
Total Investment Income	3,303,681
Expenses
Investment advisory fee	437,363
Administration fee	145,788
Distribution fee—Class B	59,905
Transfer agent fee	246
Pricing and bookkeeping fees	71,972
Trustees' fees	16,908
Custody fee	98,632
Chief compliance officer expenses	317
Other expenses	60,249
Total Expenses	891,380
Fees and expenses waived or reimbursed by Investment Advisor	(99,970)
Fees waived by Distributor—Class B	(23,940)
Custody earnings credit	(2,589)
Net Expenses	764,881
Net Investment Income	2,538,800
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Foreign Capital Gains Tax, Futures Contracts and Written Options
Net realized gain (loss) on:
Investments	(338,496)
Foreign currency transactions	(25,595)
Futures contracts	(254,773)
Written options	11,764
Net realized loss	(607,100)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,758,175)
Foreign currency translations	3,902
Foreign capital gains tax	5,924
Futures contracts	21,808
Written options	(644)
Net change in unrealized appreciation (depreciation)	(16,727,185)
Net Loss	(17,334,285)
Net Decrease Resulting from Operations	$(14,795,485)

See Accompanying Notes to Financial Statements.
20

Statement of Changes in Net Assets

Columbia Asset Allocation Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$2,538,800	$5,428,087
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and written options	(607,100)	20,904,845
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, foreign capital gains tax, futures contracts and written options	(16,727,185)	(5,806,458)
Net Increase (Decrease) Resulting from Operations	(14,795,485)	20,526,474
Distributions to Shareholders
From net investment income:
Class A	—	(4,742,428)
Class B	—	(1,514,499)
From net realized gains:
Class A	—	(15,829,619)
Class B	—	(5,325,754)
Total Distributions to Shareholders	—	(27,412,300)
Share Transactions
Class A:
Subscriptions	726,138	3,352,004
Distributions reinvested	—	20,572,047
Redemptions	(14,646,749)	(39,986,599)
Net Decrease	(13,920,611)	(16,062,548)
Class B:
Subscriptions	1,478,789	2,453,351
Distributions reinvested	—	6,840,253
Redemptions	(6,858,443)	(14,693,873)
Net Decrease	(5,379,654)	(5,400,269)
Net Decrease from Share Transactions	(19,300,265)	(21,462,817)
Total Decrease in Net Assets	(34,095,750)	(28,348,643)
Net Assets
Beginning of period	215,532,740	243,881,383
End of period	$181,436,990	$215,532,740
Undistributed net investment income at end of period	$7,973,765	$5,434,965
Changes in Shares
Class A:
Subscriptions	49,649	211,358
Distributions reinvested	—	1,358,788
Redemptions	(1,011,568)	(2,518,770)
Net Decrease	(961,919)	(948,624)
Class B:
Subscriptions	103,616	155,493
Distributions reinvested	—	453,598
Redemptions	(476,602)	(943,810)
Net Decrease	(372,986)	(334,719)

See Accompanying Notes to Financial Statements.
21

Financial Highlights

Columbia Asset Allocation Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006(a)	2005		2004	2003
Net Asset Value, Beginning of Period	$15.25		$15.82	$15.40	$14.83		$13.80	$11.87
Income from Investment Operations:
Net investment income (b)	0.20		0.38	0.36	0.33		0.31	0.30
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax, futures contracts and written options	(1.27)		1.06	1.36	0.61		1.04	2.02
Total from Investment Operations	(1.07)		1.44	1.72	0.94		1.35	2.32
Less Distributions to Shareholders:
From net investment income	—		(0.46)	(0.41)	(0.37)		(0.32)	(0.39)
From net realized gains	—		(1.55)	(0.89)	—		—	—
Total Distributions to Shareholders	—		(2.01)	(1.30)	(0.37)		(0.32)	(0.39)
Net Asset Value, End of Period	$14.18		$15.25	$15.82	$15.40		$14.83	$13.80
Total return (c)(d)(e)	(7.02	)%(f)	9.19%	11.79%	6.53	%(g)	9.99%	20.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.75	%(i)	0.75%	0.75%	0.75%		0.75%	0.75%
Waiver/Reimbursement	0.10	%(i)	0.09%	0.04%	0.04%		0.02%	0.01%
Net investment income (h)	2.65	%(i)	2.39%	2.29%	2.28%		2.27%	2.43%
Portfolio turnover rate	48	%(f)	100%	104%	92%		60%	103%
Net assets end of period (000's)	$137,466		$162,538	$183,605	$187,987		$216,123	$233,730

(a)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
22

Notes to Financial Statements

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return, consisting of current income and long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value

23

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1— Quoted Prices	$118,260,157	$21,808
Level 2— Other Significant Observable Inputs	84,602,081	—
Level 3—Significant Unobservable Inputs	629,550	—
Total	$203,491,788	$21,808

* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six months ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2008	$645,486	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized loss	(870)	—
Change in unrealized depreciation	(26,422)	—
Net purchases	572,319	—
Transfers in and or out of Level 3	(560,963)	—
Balance as of June 30, 2008	$629,550	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts—The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset

24

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities—The Fund may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Income Recognition—Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a

25

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Foreign Capital Gains Taxes—Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$10,674,058
Long-Term Capital Gains	16,738,242

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$13,961,825
Unrealized depreciation	(12,176,170)
Net unrealized appreciation	$1,785,655

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.45%
$1 billion to $1.5 billion	0.40%
Over $1.5 billion	0.35%

For the six months ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.45% of the Fund's average daily net assets.

Sub-Advisory Fee—Nordea Investment Management North America, Inc. ("NIMNAI") has been retained by Columbia to serve as the investment sub-advisor and to manage the portion of the Fund's assets allocated to foreign securities. As the sub-advisor, NIMNAI is responsible for

26

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

daily investment operations, including placing all orders for the purchase and sale of portfolio securities for foreign stocks of the Fund. Columbia, from the investment advisory fee it receives, pays NIMNAI a monthly sub-advisory fee at the annual rate of 0.40% of the portion of the Fund's average daily net assets managed by NIMNAI.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.75% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have

27

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six months ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $89,336,469 and $101,180,093, respectively, of which $12,503,744 and $13,502,477, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six months ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of June 30, 2008, the Fund had four shareholders that collectively held 90.1% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Asset-Backed Securities Risk—Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

High-Yield Securities Risk—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

28

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

29

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Important Information About This Report

A description of the policies and procedures that Columbia Asset Allocation Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154727-0608 (08/08) 08/53537

Columbia Asset Allocation Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Asset Allocation Fund, Variable Series / June 30, 2008

Columbia Asset Allocation Fund, Variable Series seeks total return, consisting of current income and long-term capital appreciation.

Vikram J. Kuriyan, PhD, has been the lead portfolio manager for the fund since August 2005. Karen Wurdack, PhD, has been a co-manager for the fund since August 2005. They are responsible for allocating the fund's assets among the various asset classes. The investment decisions for each asset class are made by professionals with experience in that class.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Asset Allocation Fund, Variable Series held up better than the average fund in its peer group, the Lipper VUF Mixed-Asset Target Allocation Growth Funds Classification.1 The fund's return was lower than the 60/40 blended return of its two benchmarks, the S&P 500 Index2 and the Lehman Brothers U.S. Aggregate Bond Index3, which reflects the fund's approximate allocation to both equities and fixed income. The fund's international position, which has aided performance for several years, hampered performance relative to the blended benchmark, which has no international exposure.

•  A decision to reduce the fund's overall equity exposure and add to its fixed income positions aided performance during the six-month period covered by this report. All major equity indices were down significantly during the period, whereas fixed income indices reflected mixed results. Within equities, we shifted some assets out of large-cap and international and added to mid-cap stocks, which was beneficial to the fund's return because domestic large-cap and international stocks were weaker than other stock market sectors. In addition, the fund's mid-cap growth, large-cap growth and small-cap value positions all held up better than their respective Russell benchmarks while the position in mid-cap value stocks lagged its benchmark.

•  We expect U.S. economic growth to continue to slow as high energy prices, a weak housing market, unemployment and inflation weigh heavily on consumer demand. Yet, there are pockets of support for the economy. The Fed's short-term interest rate cuts have kept the cost of capital low for businesses. The special one time rebates to millions of taxpayers is expected to have a positive, albeit short-term, impact on consumer spending. We also expect government spending to remain strong. Finally, a weak dollar should help improve the trade balance and might, in turn, help the manufacturing sector as well, as goods made and sold in countries with stronger currencies make American-made goods more attractive.

•  Against this backdrop, we believe that it is important for shareholders to keep a long-term focus on their goals. Although slower economic growth and weakness in the financial sector have worried investors over the past year, the financial markets have weathered many such storms in the past. Columbia Asset Allocation Fund, Variable Series provides broadly diversified exposure to the U.S. and foreign stock markets and the U.S. bond market. Diversification, coupled with short-term reserves, may help cushion a portfolio against the market's occasional downturns while providing exposure to segments of the market that historically have demonstrated their long-term potential for growth. Diversification does not ensure a profit or protect against a loss.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisers, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in high yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

3  Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at lest $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance Information

Columbia Asset Allocation Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	-7.11	-4.74	7.79	4.06
S&P 500 Index	-11.91	-13.12	7.58	2.88
Lehman Brothers U.S. Aggregate Bond Index	1.13	7.12	3.86	5.68

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	15.18	14.10

Annual operating expense ratio (%)*
Class B	1.09

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for the periods prior to June 1, 2000 would be lower.

Inception date of Class A shares (oldest existing share class) is January 1, 1989.

Understanding Your Expenses

Columbia Asset Allocation Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	928.89	1,020.39	4.32	4.52	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

Investment Portfolio

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—58.6%
Consumer Discretionary—5.7%
Auto Components—0.1%
American Axle & Manufacturing Holdings, Inc.	310	$2,477
BorgWarner, Inc.	1,750	77,665
Gentex Corp.	1,200	17,328
Johnson Controls, Inc.	1,500	43,020
Modine Manufacturing Co.	490	6,061
		146,551
Automobiles—0.4%
Ford Motor Co. (a)	3,708	17,835
Suzuki Motor Corp.	10,600	250,563
Toyota Motor Corp.	8,100	382,173
		650,571
Distributors—0.0%
LKQ Corp. (a)	1,190	21,503
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (a)	600	26,556
Capella Education Co. (a)	546	32,569
DeVry, Inc.	440	23,593
ITT Educational Services, Inc. (a)	315	26,028
New Oriental Education & Technology Group, ADR (a)	700	40,894
Regis Corp.	180	4,743
Strayer Education, Inc.	160	33,451
		187,834
Hotels, Restaurants & Leisure—0.9%
Benihana, Inc., Class A (a)	930	5,896
Bob Evans Farms, Inc.	510	14,586
Buffalo Wild Wings, Inc. (a)	510	12,663
Burger King Holdings, Inc. (b)	11,100	297,369
Carnival Corp. (b)	7,300	240,608
CEC Entertainment, Inc. (a)	410	11,484
Ctrip.com International Ltd., ADR	787	36,029
Darden Restaurants, Inc.	1,205	38,488
Hotel Leela Venture Ltd.	138,400	107,761
International Game Technology, Inc.	1,025	25,605
Landry's Restaurants, Inc.	680	12,220
McDonald's Corp.	9,302	522,958
O'Charleys, Inc.	680	6,841
Panera Bread Co., Class A (a)	710	32,845
Red Robin Gourmet Burgers, Inc. (a)	1,110	30,791
Royal Caribbean Cruises Ltd.	1,600	35,952
Starwood Hotels & Resorts Worldwide, Inc.	1,480	59,304
WMS Industries, Inc. (a)	1,725	51,353
Wynn Resorts Ltd.	275	22,371
Yum! Brands, Inc.	1,160	40,704
		1,605,828
Household Durables—0.7%
American Greetings Corp., Class A	1,280	15,795
CSS Industries, Inc.	370	8,961

	Shares	Value
Ethan Allen Interiors, Inc.	270	$6,642
Furniture Brands International, Inc.	670	8,951
Makita Corp.	16,800	686,651
NVR, Inc. (a)	50	25,004
Skyline Corp.	329	7,732
Sony Corp., ADR (b)	11,700	511,758
Tempur-Pedic International, Inc.	1,973	15,409
Universal Electronics, Inc. (a)	450	9,405
		1,296,308
Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)(b)	3,500	256,655
NetFlix, Inc. (a)	700	18,249
Priceline.com, Inc. (a)	355	40,988
		315,892
Leisure Equipment & Products—0.0%
Hasbro, Inc.	900	32,148
MarineMax, Inc. (a)	600	4,302
		36,450
Media—0.7%
Central European Media Enterprises Ltd., Class A (a)	335	30,328
Comcast Corp., Class A	9,800	185,906
DIRECTV Group, Inc. (a)(b)	17,900	463,789
Discovery Holding Co., Class A (a)	1,220	26,791
Focus Media Holding Ltd., ADR (a)	7,900	218,988
Lamar Advertising Co., Class A (a)	635	22,879
Liberty Media Corp. - Entertainment (a)	1,110	26,895
Marvel Entertainment, Inc. (a)	1,200	38,568
WPP Group PLC	25,950	250,302
		1,264,446
Multiline Retail—0.6%
J.C. Penney Co., Inc.	505	18,327
Kohl's Corp. (a)(b)	12,800	512,512
Macy's, Inc.	19,422	377,175
Nordstrom, Inc. (b)	7,500	227,250
Saks, Inc. (a)	4,300	47,214
		1,182,478
Specialty Retail—0.9%
America's Car-Mart, Inc. (a)	1,623	29,084
Best Buy Co., Inc. (b)	4,200	166,320
Citi Trends, Inc. (a)	750	16,995
Esprit Holdings Ltd.	22,700	235,814
Foot Locker, Inc.	2,030	25,274
GameStop Corp., Class A (a)(b)	1,730	69,892
J Crew Group, Inc. (a)	1,143	37,730
Lowe's Companies, Inc. (b)	16,800	348,600
Monro Muffler Brake, Inc.	945	14,638
Pacific Sunwear of California, Inc. (a)	1,730	14,757
Rent-A-Center, Inc. (a)	1,079	22,195
Ross Stores, Inc.	965	34,277
Staples, Inc.	6,000	142,500
Tiffany & Co.	695	28,321

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
TJX Companies, Inc.	1,260	$39,652
Urban Outfitters, Inc. (a)(b)	11,630	362,740
Zale Corp. (a)	520	9,823
		1,598,612
Textiles, Apparel & Luxury Goods—1.1%
Adidas AG	5,100	322,071
Coach, Inc. (a)	1,053	30,411
Compagnie Financiere Richemont AG	6,625	369,010
Deckers Outdoor Corp. (a)	325	45,240
Fossil, Inc. (a)	1,390	40,407
Hampshire Group Ltd. (a)	500	2,575
Hanesbrands, Inc. (a)(b)	9,900	268,686
Movado Group, Inc.	560	11,088
NIKE, Inc., Class B	5,000	298,050
Phillips-Van Heusen Corp.	1,975	72,325
Polo Ralph Lauren Corp.	850	53,363
V.F. Corp. (b)	6,200	441,316
Warnaco Group, Inc. (a)	558	24,591
Wolverine World Wide, Inc.	570	15,202
		1,994,335
Consumer Staples—5.6%
Beverages—1.1%
Anheuser-Busch Companies, Inc.	2,800	173,936
Carlsberg A/S	6,791	655,931
Central European Distribution Corp. (a)	398	29,512
Diageo PLC, ADR (b)	4,308	318,232
Fomento Economico Mexicano SAB de CV, ADR	1,250	56,887
MGP Ingredients, Inc.	1,252	7,262
Molson Coors Brewing Co., Class B (b)	6,800	369,444
Pepsi Bottling Group, Inc.	1,525	42,578
PepsiCo, Inc.	6,200	394,258
		2,048,040
Food & Staples Retailing—1.2%
BJ's Wholesale Club, Inc. (a)(b)	8,220	318,114
CVS Caremark Corp.	7,000	276,990
Kroger Co.	3,305	95,415
Longs Drug Stores Corp.	650	27,372
Olam International Ltd.	578	1,032
Ruddick Corp.	350	12,009
Sysco Corp. (b)	10,500	288,855
Wal-Mart Stores, Inc.	19,400	1,090,280
Weis Markets, Inc.	730	23,703
		2,133,770
Food Products—1.3%
Cadbury PLC, ADR (b)	4,241	213,407
ConAgra Foods, Inc.	24,800	478,144
Dean Foods Co. (a)	2,100	41,202
Flowers Foods, Inc.	648	18,364
Fresh Del Monte Produce, Inc. (a)	299	7,047
General Mills, Inc.	4,300	261,311
Groupe Danone	4,350	305,459

	Shares	Value
H.J. Heinz Co.	8,370	$400,505
Hershey Co.	1,200	39,336
J & J Snack Foods Corp.	286	7,839
Lancaster Colony Corp.	450	13,626
Lance, Inc.	600	11,262
Maui Land & Pineapple Co., Inc. (a)	478	14,077
Ralcorp Holdings, Inc. (a)	170	8,405
Sanderson Farms, Inc.	240	8,285
Smithfield Foods, Inc. (a)	9,625	191,345
Tyson Foods, Inc., Class A	14,400	215,136
Wm. Wrigley Jr. Co.	465	36,168
		2,270,918
Household Products—0.6%
Clorox Co.	1,455	75,951
Procter & Gamble Co.	10,900	662,829
Reckitt Benckiser Group PLC	5,741	291,026
		1,029,806
Personal Products—0.4%
Avon Products, Inc. (b)	17,660	636,113
Bare Escentuals, Inc. (a)	390	7,305
Chattem, Inc. (a)	473	30,769
Estee Lauder Companies, Inc., Class A	750	34,837
NBTY, Inc. (a)	470	15,068
		724,092
Tobacco—1.0%
Lorillard, Inc. (a)	13,325	921,557
Philip Morris International, Inc.	19,339	955,153
		1,876,710
Energy—8.3%
Energy Equipment & Services—2.6%
Cameron International Corp. (a)	1,000	55,350
Complete Production Services, Inc. (a)	556	20,249
Core Laboratories N.V. (a)	235	33,452
Diamond Offshore Drilling, Inc.	590	82,093
Dril-Quip, Inc. (a)	771	48,573
Exterran Holdings, Inc. (a)(b)	2,000	142,980
FMC Technologies, Inc. (a)	505	38,850
Halliburton Co. (b)	11,850	628,879
IHS, Inc., Class A (a)	1,152	80,179
Key Energy Services, Inc. (a)	800	15,536
Lufkin Industries, Inc.	209	17,406
Nabors Industries Ltd. (a)(b)	13,400	659,682
National-Oilwell Varco, Inc. (a)	1,595	141,508
Noble Corp.	705	45,797
Oceaneering International, Inc. (a)	410	31,590
Oil States International, Inc. (a)	290	18,398
Patterson-UTI Energy, Inc.	440	15,858
Pioneer Drilling Co. (a)	930	17,493
Rowan Companies, Inc.	800	37,400
Saipem SpA	9,175	430,912
Schlumberger Ltd.	6,900	741,267
Smith International, Inc.	1,157	96,193

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
TGC Industries, Inc. (a)	1,002	$8,918
Tidewater, Inc.	660	42,920
Transocean, Inc. (a)	3,565	543,270
TriCo Marine Services, Inc. (a)	480	17,482
W-H Energy Services, Inc. (a)	530	50,742
Weatherford International Ltd. (a)	15,685	777,819
		4,840,796
Oil, Gas & Consumable Fuels—5.7%
Alpha Natural Resources, Inc. (a)	130	13,558
Arena Resources, Inc. (a)	500	26,410
Atlas America, Inc.	609	27,435
Berry Petroleum Co., Class A	562	33,091
Bill Barrett Corp. (a)	460	27,329
Bois d'Arc Energy, Inc. (a)	542	13,176
Cabot Oil & Gas Corp.	500	33,865
Carrizo Oil & Gas, Inc. (a)	470	32,002
Chesapeake Energy Corp.	530	34,959
Chevron Corp.	7,100	703,823
Comstock Resources, Inc. (a)	1,160	97,939
Concho Resources, Inc. (a)	1,804	67,289
ConocoPhillips	9,772	922,379
CONSOL Energy, Inc. (b)	5,180	582,077
Continental Resources, Inc. (a)	1,444	100,098
Denbury Resources, Inc. (a)	2,650	96,725
Devon Energy Corp.	2,300	276,368
El Paso Corp. (b)	12,900	280,446
Exxon Mobil Corp.	21,137	1,862,804
Forest Oil Corp. (a)	1,100	81,950
Frontier Oil Corp.	1,855	44,353
Harvest Natural Resources, Inc. (a)	1,550	17,143
Hess Corp.	10,175	1,283,983
Holly Corp.	350	12,922
Newfield Exploration Co. (a)(b)	6,400	417,600
Nordic American Tanker Shipping	286	11,103
Occidental Petroleum Corp. (b)	13,100	1,177,166
Peabody Energy Corp.	1,530	134,716
Penn Virginia Corp.	310	23,380
PetroHawk Energy Corp. (a)	1,050	48,626
Petroleo Brasileiro SA, ADR	4,700	332,901
Range Resources Corp.	530	34,736
Southwestern Energy Co. (a)	1,278	60,846
Stone Energy Corp. (a)	320	21,091
Swift Energy Co. (a)	220	14,533
Total SA	6,325	539,745
Ultra Petroleum Corp. (a)	355	34,861
Valero Energy Corp.	10,400	428,272
Western Refining, Inc.	249	2,948
Williams Companies, Inc.	1,400	56,434
XTO Energy, Inc. (b)	4,024	275,684
		10,286,766
Financials—8.5%
Capital Markets—1.7%
Ameriprise Financial, Inc.	1,500	61,005
Goldman Sachs Group, Inc.	5,000	874,500

	Shares	Value
Invesco Ltd.	1,670	$40,047
Janus Capital Group, Inc. (b)	11,155	295,273
Lazard Ltd., Class A	1,000	34,150
Merrill Lynch & Co., Inc. (b)	7,800	247,338
Morgan Stanley	6,300	227,241
Northern Trust Corp.	455	31,199
Piper Jaffray Companies, Inc. (a)	430	12,612
State Street Corp.	9,000	575,910
T. Rowe Price Group, Inc.	890	50,258
TD Ameritrade Holding Corp. (a)(b)	14,300	258,687
Waddell & Reed Financial, Inc., Class A	8,715	305,112
		3,013,332
Commercial Banks—2.6%
BancFirst Corp.	342	14,638
Banco Santander SA	18,096	332,493
BancTrust Financial Group, Inc.	1,090	7,183
Bank of Granite Corp.	1,209	8,596
Bank of Hawaii Corp.	1,300	62,140
BNP Paribas	2,667	241,614
Bryn Mawr Bank Corp.	668	11,690
Capital Corp. of the West	901	3,424
Capitol Bancorp Ltd.	782	7,015
Chemical Financial Corp.	930	18,972
City National Corp.	1,200	50,484
Columbia Banking System, Inc.	570	11,018
Comerica, Inc.	1,400	35,882
Community Trust Bancorp, Inc.	426	11,187
Cullen/Frost Bankers, Inc.	1,200	59,820
First Citizens BancShares, Inc., Class A	153	21,342
First Financial Corp.	620	18,978
First Horizon National Corp.	1,580	11,739
First Midwest Bancorp, Inc.	850	15,853
First National Bank of Alaska	6	11,100
KeyCorp	1,900	20,862
Marshall & Ilsley Corp. (b)	3,800	58,254
Mass Financial Corp., Class A (a)	1,170	5,207
Merchants Bancshares, Inc.	644	14,458
Mitsubishi UFJ Financial Group, Inc.	61,300	543,234
National Bank of Greece SA	9,360	421,769
Northfield Bancorp, Inc. (a)	572	6,149
Northrim BanCorp, Inc.	694	12,610
PNC Financial Services Group, Inc.	6,465	369,151
Raiffeisen International Bank Holding AG	3,850	492,023
Sterling Bancorp NY	1,000	11,950
SVB Financial Group (a)	900	43,299
Taylor Capital Group, Inc.	690	5,168
TCF Financial Corp.	4,200	50,526
U.S. Bancorp (b)	25,293	705,422
UMB Financial Corp.	570	29,224
Wachovia Corp. (b)	14,695	228,213
Wells Fargo & Co.	30,374	721,382
West Coast Bancorp	860	7,456

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Whitney Holding Corp.	1,090	$19,947
Zions Bancorporation	725	22,830
		4,744,302
Consumer Finance—0.0%
Advance America Cash Advance Centers, Inc.	1,880	9,550
Cash America International, Inc.	830	25,730
		35,280
Diversified Financial Services—1.0%
Citigroup, Inc.	34,047	570,628
CME Group, Inc.	61	23,374
IntercontinentalExchange, Inc. (a)	275	31,350
JPMorgan Chase & Co. (b)	35,381	1,213,922
Medallion Financial Corp.	1,664	15,675
Portfolio Recovery Associates, Inc. (a)	616	23,100
		1,878,049
Insurance—1.7%
ACE Ltd.	13,800	760,242
American Physicians Capital, Inc.	175	8,477
Amerisafe, Inc. (a)	555	8,847
Assurant, Inc.	800	52,768
Assured Guaranty Ltd.	1,600	28,784
Baldwin & Lyons, Inc., Class B	628	10,977
CNA Surety Corp. (a)	890	11,250
EMC Insurance Group, Inc.	706	17,000
FBL Financial Group, Inc.	401	7,972
Harleysville Group, Inc.	470	15,900
Hartford Financial Services Group, Inc.	4,732	305,545
Horace Mann Educators Corp.	1,140	15,983
IPC Holdings Ltd.	600	15,930
Loews Corp. (b)	11,600	544,040
Marsh & McLennan Companies, Inc.	6,620	175,761
Max Capital Group Ltd.	530	11,305
Mercury General Corp.	250	11,680
National Western Life Insurance Co., Class A	77	16,825
Navigators Group, Inc. (a)	406	21,944
Phoenix Companies, Inc.	2,108	16,042
Platinum Underwriters Holdings Ltd.	1,500	48,915
ProAssurance Corp. (a)	560	26,942
ProCentury Corp.	962	15,238
Prudential Financial, Inc. (b)	8,300	495,842
Prudential PLC	24,800	263,291
RAM Holdings Ltd. (a)	3,027	3,027
Reinsurance Group of America, Inc.	500	21,760
RLI Corp.	354	17,512
Safety Insurance Group, Inc.	440	15,686
Selective Insurance Group, Inc.	623	11,687
Stewart Information Services Corp.	540	10,444
United America Indemnity Ltd., Class A (a)	2,030	27,141
		3,014,757

	Shares	Value
Real Estate Investment Trusts (REITs)—0.8%
Alexandria Real Estate Equities, Inc.	500	$48,670
BioMed Realty Trust, Inc.	1,060	26,002
Boston Properties, Inc.	400	36,088
DiamondRock Hospitality Co.	1,230	13,395
DuPont Fabros Technology, Inc.	788	14,688
Equity Residential Property Trust	800	30,616
Franklin Street Properties Corp.	1,448	18,303
General Growth Properties, Inc. (b)	8,375	293,376
Getty Realty Corp.	590	8,502
Home Properties, Inc.	689	33,113
LaSalle Hotel Properties	670	16,837
Macerich Co.	395	24,541
National Health Investors, Inc.	441	12,573
National Retail Properties, Inc.	300	6,270
Plum Creek Timber Co., Inc. (b)	10,445	446,106
Potlatch Corp.	630	28,426
ProLogis	1,185	64,405
Rayonier, Inc. (b)	7,800	331,188
Sun Communities, Inc.	980	17,866
SWA Reit & Investments Ltd. (a)	204	109
Universal Health Realty Income Trust	510	15,300
Urstadt Biddle Properties, Inc., Class A	1,090	15,979
		1,502,353
Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.	430	25,882
Mitsubishi Estate Co., Ltd.	13,000	297,499
		323,381
Thrifts & Mortgage Finance—0.5%
Bank Mutual Corp.	1,770	17,771
BankFinancial Corp.	1,090	14,181
Beneficial Mutual Bancorp, Inc. (a)	1,376	15,232
Brookline Bancorp, Inc.	2,060	19,673
Clifton Savings Bancorp, Inc.	1,083	10,549
Corus Bankshares, Inc.	2,176	9,052
ESSA Bancorp, Inc.	724	9,065
Fannie Mae (b)	7,200	140,472
Flagstar BanCorp, Inc.	2,520	7,585
Freddie Mac	9,600	157,440
Home Federal Bancorp, Inc.	1,400	13,804
Housing Development Finance Corp., Ltd.	10,100	454,001
Hudson City Bancorp, Inc.	1,460	24,353
TrustCo Bank Corp. NY	1,310	9,720
United Financial Bancorp, Inc.	920	10,276
Washington Federal, Inc.	720	13,032
Westfield Financial, Inc.	1,553	14,055
		940,261

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Health Care—5.9%
Biotechnology—1.3%
Alexion Pharmaceuticals, Inc. (a)	720	$52,200
Amgen, Inc. (a)	20,000	943,200
Array Biopharma, Inc. (a)	2,037	9,574
BioMarin Pharmaceuticals, Inc. (a)(b)	5,557	161,042
Celgene Corp. (a)	5,440	347,453
Cepheid, Inc. (a)	1,269	35,684
Genentech, Inc. (a)	4,100	311,190
Gilead Sciences, Inc. (a)	5,000	264,750
ImClone Systems, Inc. (a)	525	21,241
Myriad Genetics, Inc. (a)	290	13,201
Omrix Biopharmaceuticals, Inc. (a)	1,167	18,369
Onyx Pharmaceuticals, Inc. (a)	1,773	63,119
OSI Pharmaceuticals, Inc. (a)	350	14,462
Regeneron Pharmaceuticals, Inc. (a)	1,629	23,523
Seattle Genetics, Inc. (a)	1,786	15,109
United Therapeutics Corp. (a)	386	37,731
		2,331,848
Health Care Equipment & Supplies—0.9%
Analogic Corp.	260	16,398
ArthroCare Corp. (a)	970	39,586
Baxter International, Inc.	9,300	594,642
Beckman Coulter, Inc.	650	43,894
China Medical Technologies, Inc., ADR	540	26,676
Cooper Companies, Inc.	500	18,575
Covidien Ltd.	5,700	272,973
Haemonetics Corp. (a)	630	34,940
Hill-Rom Holdings, Inc.	280	7,554
Hologic, Inc. (a)	3,727	81,249
Hospira, Inc. (a)	1,980	79,418
Immucor, Inc. (a)	922	23,861
Intuitive Surgical, Inc. (a)	154	41,488
Masimo Corp. (a)	260	8,931
Meridian Bioscience, Inc.	280	7,538
NuVasive, Inc. (a)	310	13,845
RTI Biologics, Inc. (a)	2,530	22,138
STERIS Corp.	990	28,472
Varian Medical Systems, Inc. (a)	750	38,887
Wright Medical Group, Inc. (a)	1,976	56,138
Zimmer Holdings, Inc. (a)	3,300	224,565
		1,681,768
Health Care Providers & Services—0.9%
Alliance Imaging, Inc. (a)	3,041	26,365
Amedisys, Inc. (a)	270	13,613
AmSurg Corp. (a)	520	12,662
CIGNA Corp.	8,081	285,987
Community Health Systems, Inc. (a)	1,200	39,576
Cross Country Healthcare, Inc. (a)	1,100	15,851
Express Scripts, Inc. (a)	6,060	380,083
Gentiva Health Services, Inc. (a)	1,150	21,908

	Shares	Value
Healthspring, Inc. (a)	363	$6,127
inVentiv Health, Inc. (a)	440	12,228
Kindred Healthcare, Inc. (a)	890	25,596
Laboratory Corp. of America Holdings (a)	695	48,393
Magellan Health Services, Inc. (a)	210	7,776
McKesson Corp.	1,877	104,943
Medco Health Solutions, Inc. (a)(b)	9,530	449,816
MWI Veterinary Supply, Inc. (a)	397	13,145
NovaMed, Inc. (a)	2,123	8,004
Owens & Minor, Inc.	756	34,542
Pediatrix Medical Group, Inc. (a)	740	36,430
Psychiatric Solutions, Inc. (a)	1,151	43,554
RehabCare Group, Inc. (a)	679	10,884
Res-Care, Inc. (a)	1,000	17,780
U.S. Physical Therapy, Inc. (a)	580	9,518
Universal Health Services, Inc., Class B	500	31,610
		1,656,391
Life Sciences Tools & Services—0.9%
Bio-Rad Laboratories, Inc., Class A (a)	310	25,076
Charles River Laboratories International, Inc. (a)	625	39,950
Covance, Inc. (a)(b)	2,740	235,695
Dionex Corp. (a)	230	15,265
Illumina, Inc. (a)	696	60,629
PAREXEL International Corp. (a)	1,775	46,700
Pharmaceutical Product Development, Inc.	995	42,685
Qiagen N.V. (a)	31,017	628,015
Thermo Fisher Scientific, Inc. (a)	9,715	541,417
Varian, Inc. (a)	920	46,975
Waters Corp. (a)	535	34,508
		1,716,915
Pharmaceuticals—1.9%
Allergan, Inc.	785	40,859
Alpharma, Inc., Class A (a)	700	15,771
Eurand NV (a)	1,870	26,591
Johnson & Johnson	21,700	1,396,178
Medicis Pharmaceutical Corp., Class A	637	13,237
Merck & Co., Inc.	7,500	282,675
Novartis AG, Registered Shares	10,025	552,011
Perrigo Co.	755	23,986
Roche Holding AG, Genusschein Shares	2,125	382,752
Sciele Pharma, Inc. (a)	480	9,288
Teva Pharmaceutical Industries Ltd., ADR	5,100	233,580
Wyeth	8,500	407,660
		3,384,588

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Industrials—7.7%
Aerospace & Defense—1.2%
AAR Corp. (a)	501	$6,779
AerCap Holdings NV	1,900	23,997
Axsys Technologies, Inc. (a)	130	6,765
BE Aerospace, Inc. (a)	580	13,508
Curtiss-Wright Corp.	419	18,746
Esterline Technologies Corp. (a)	210	10,345
Goodrich Corp.	5,260	249,640
Honeywell International, Inc.	6,800	341,904
L-3 Communications Holdings, Inc. (b)	3,450	313,501
Moog, Inc., Class A (a)	320	11,917
Precision Castparts Corp.	670	64,568
Raytheon Co.	6,500	365,820
Rolls-Royce Group PLC (a)	25,280	171,959
Rolls-Royce Group PLC, Class B (a)	2,537,651	5,055
Spirit Aerosystems Holdings, Inc., Class A (a)	2,169	41,601
Teledyne Technologies, Inc. (a)	760	37,080
United Technologies Corp.	9,362	577,635
		2,260,820
Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	770	42,227
HUB Group, Inc., Class A (a)	1,141	38,942
		81,169
Airlines—0.0%
AirTran Holdings, Inc. (a)	1,040	2,122
JetBlue Airways Corp. (a)	1,390	5,185
Skywest, Inc.	630	7,969
		15,276
Building Products—0.0%
Builders FirstSource, Inc. (a)	675	3,584
Lennox International, Inc.	440	12,742
NCI Building Systems, Inc. (a)	580	21,304
Trex Co., Inc. (a)	627	7,355
Universal Forest Products, Inc.	290	8,688
		53,673
Commercial Services & Supplies—0.7%
ABM Industries, Inc.	510	11,347
Casella Waste Systems, Inc., Class A (a)	980	11,946
CBIZ, Inc. (a)	1,320	10,494
CDI Corp.	391	9,947
Consolidated Graphics, Inc. (a)	500	24,635
Dun & Bradstreet Corp.	4,370	382,987
Equifax, Inc.	1,100	36,982
FTI Consulting, Inc. (a)	1,081	74,005
Geo Group, Inc. (a)	1,046	23,535
Healthcare Services Group, Inc.	819	12,457
Huron Consulting Group, Inc. (a)	399	18,091
Kimball International, Inc., Class B	830	6,872
Korn/Ferry International (a)	790	12,427

	Shares	Value
Manpower, Inc.	515	$29,994
Mobile Mini, Inc. (a)	1,390	27,800
Robert Half International, Inc.	915	21,933
Stericycle, Inc. (a)	925	47,822
United Stationers, Inc. (a)	310	11,454
Waste Connections, Inc. (a)	1,490	47,576
Waste Management, Inc.	11,800	444,978
		1,267,282
Construction & Engineering—0.9%
EMCOR Group, Inc. (a)	2,340	66,760
FLSmidth & Co. A/S	5,925	650,467
Foster Wheeler Ltd. (a)	1,035	75,710
Granite Construction, Inc.	510	16,081
Jacobs Engineering Group, Inc. (a)	750	60,525
KHD Humboldt Wedag International Ltd. (a)	738	23,269
Midas Holdings Ltd.	360,000	235,493
Quanta Services, Inc. (a)	13,200	439,164
		1,567,469
Electrical Equipment—1.2%
ABB Ltd., Registered Shares (a)	14,550	413,903
Acuity Brands, Inc.	220	10,578
Alstom	1,240	286,347
AMETEK, Inc.	785	37,068
Belden CDT, Inc.	430	14,568
Cooper Industries Ltd., Class A	900	35,550
Dongfang Electrical Machinery Co., Ltd., Class H	106,000	311,315
Energy Conversion Devices, Inc. (a)	160	11,782
First Solar, Inc. (a)(b)	735	200,523
General Cable Corp. (a)	485	29,512
II-VI, Inc. (a)	900	31,428
Polypore International, Inc. (a)	980	24,823
Roper Industries, Inc.	685	45,128
SunPower Corp., Class A (a)	435	31,311
Vestas Wind Systems A/S (a)	5,567	728,696
Woodward Governor Co.	856	30,525
		2,243,057
Industrial Conglomerates—0.9%
General Electric Co.	28,136	750,950
McDermott International, Inc. (a)	10,928	676,334
Teleflex, Inc.	550	30,574
Textron, Inc.	1,300	62,309
Walter Industries, Inc.	170	18,491
		1,538,658
Machinery—1.8%
Actuant Corp., Class A	846	26,522
Barnes Group, Inc.	1,388	32,049
Bucyrus International, Inc.	765	55,860
Caterpillar, Inc. (b)	3,500	258,370
Chart Industries, Inc. (a)	190	9,242
Cummins, Inc.	4,795	314,168
Dynamic Materials Corp.	270	8,897

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Eaton Corp.	7,400	$628,778
EnPro Industries, Inc. (a)	680	25,391
Flowserve Corp.	290	39,643
Harsco Corp.	7,410	403,178
Illinois Tool Works, Inc. (b)	5,800	275,558
Jain Irrigation Systems Ltd.	15,100	171,970
Joy Global, Inc.	5,570	422,373
Kadant, Inc. (a)	312	7,051
Kennametal, Inc.	1,600	52,080
Lindsay Corp.	120	10,196
Manitowoc Co., Inc.	850	27,651
Parker Hannifin Corp.	825	58,839
SPX Corp.	2,800	368,844
Tennant Co.	496	14,915
Wabtec Corp.	983	47,793
		3,259,368
Marine—0.0%
Alexander & Baldwin, Inc.	800	36,440
Genco Shipping & Trading Ltd.	314	20,473
		56,913
Road & Rail—0.5%
Amerco, Inc. (a)	220	10,489
Canadian Pacific Railway Ltd.	700	46,298
Central Japan Railway Co.	43	473,796
Genesee & Wyoming, Inc., Class A (a)	400	13,608
Heartland Express, Inc.	770	11,481
Landstar System, Inc. (b)	5,795	320,000
Ryder System, Inc.	140	9,643
Werner Enterprises, Inc.	1,400	26,012
		911,327
Trading Companies & Distributors—0.2%
Kaman Corp.	577	13,133
Mitsui & Co., Ltd.	11,000	242,925
Watsco, Inc.	530	22,154
		278,212
Transportation Infrastructure—0.3%
Macquarie Infrastructure Group	205,524	457,099
Information Technology—9.2%
Communications Equipment—1.2%
Anaren, Inc. (a)	1,068	11,289
Arris Group, Inc. (a)	1,460	12,337
Bel Fuse, Inc., Class B	260	6,425
Black Box Corp.	401	10,903
Cisco Systems, Inc. (a)	30,780	715,943
Comtech Telecommunications Corp. (a)	230	11,270
Corning, Inc.	15,400	354,970
Digi International, Inc. (a)	1,293	10,150
Dycom Industries, Inc. (a)	910	13,213
Harris Corp.	1,085	54,782
Ixia (a)	1,504	10,453
Juniper Networks, Inc. (a)	1,020	22,623

	Shares	Value
Polycom, Inc. (a)	2,612	$63,628
QUALCOMM, Inc.	18,800	834,156
Research In Motion Ltd. (a)	195	22,795
Riverbed Technology, Inc. (a)	910	12,485
Tellabs, Inc. (a)	2,400	11,160
Tollgrade Communications, Inc. (a)	700	3,143
		2,181,725
Computers & Peripherals—1.9%
Apple, Inc. (a)	4,600	770,224
Brocade Communications Systems, Inc. (a)	1,330	10,959
Diebold, Inc.	300	10,674
Electronics for Imaging, Inc. (a)	810	11,826
EMC Corp. (a)(b)	45,100	662,519
Emulex Corp. (a)	770	8,970
Hewlett-Packard Co.	29,060	1,284,743
International Business Machines Corp.	5,900	699,327
NCR Corp. (a)	2,500	63,000
QLogic Corp. (a)	840	12,256
		3,534,498
Electronic Equipment & Instruments—0.4%
Agilent Technologies, Inc. (a)	400	14,216
Amphenol Corp., Class A	640	28,723
Anixter International, Inc. (a)	520	30,935
Arrow Electronics, Inc. (a)	1,500	46,080
Avnet, Inc. (a)	1,982	54,069
Benchmark Electronics, Inc. (a)	830	13,562
Brightpoint, Inc. (a)	1,490	10,877
CPI International, Inc. (a)	830	10,209
Daktronics, Inc.	1,440	29,045
Dolby Laboratories, Inc., Class A (a)	3,300	132,990
FLIR Systems, Inc. (a)(b)	4,166	169,015
GSI Group Inc/Canada (a)	1,120	8,691
Itron, Inc. (a)	385	37,865
Mettler-Toledo International, Inc. (a)	300	28,458
MTS Systems Corp.	420	15,070
NAM TAI Electronics, Inc.	1,700	22,236
Plexus Corp. (a)	390	10,795
Tyco Electronics Ltd.	605	21,671
Vishay Intertechnology, Inc. (a)	1,490	13,216
		697,723
Internet Software & Services—1.0%
Akamai Technologies, Inc. (a)(b)	10,200	354,858
Equinix, Inc. (a)(b)	3,458	308,523
Google, Inc., Class A (a)	1,737	914,391
Sohu.com, Inc. (a)	340	23,950
Switch & Data Facilities Co., Inc. (a)	1,830	31,092
ValueClick, Inc. (a)	1,270	19,240
VeriSign, Inc. (a)(b)	3,205	121,149
Websense, Inc. (a)	1,570	26,439
		1,799,642

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
IT Services—0.6%
Accenture Ltd., Class A	7,600	$309,472
Alliance Data Systems Corp. (a)	805	45,523
CACI International, Inc., Class A (a)	710	32,497
Cognizant Technology Solutions Corp., Class A (a)	1,230	39,987
CSG Systems International, Inc. (a)	377	4,154
Fiserv, Inc. (a)	645	29,264
Global Payments, Inc.	590	27,494
Mastercard, Inc., Class A (b)	1,410	374,383
MAXIMUS, Inc.	300	10,446
MPS Group, Inc. (a)	2,430	25,831
Paychex, Inc.	845	26,432
TeleTech Holdings, Inc. (a)	2,590	51,696
Total System Services, Inc.	1,180	26,220
Visa, Inc., Class A	1,559	126,762
		1,130,161
Semiconductors & Semiconductor Equipment—1.7%
Actel Corp. (a)	935	15,755
Advanced Energy Industries, Inc. (a)	500	6,850
Applied Materials, Inc.	24,300	463,887
ASML Holding N.V., N.Y. Registered Shares	8,615	210,206
Atheros Communications, Inc. (a)	1,381	41,430
ATMI, Inc. (a)	230	6,422
Broadcom Corp., Class A (a)	1,210	33,021
Cabot Microelectronics Corp. (a)	200	6,630
Exar Corp. (a)	840	6,334
Fairchild Semiconductor International, Inc. (a)	650	7,624
Intel Corp.	33,700	723,876
Intersil Corp., Class A (b)	17,400	423,168
KLA-Tencor Corp.	500	20,355
Kulicke & Soffa Industries, Inc. (a)	315	2,296
Lam Research Corp. (a)	820	29,643
Marvell Technology Group Ltd. (a)	2,375	41,942
Mattson Technology, Inc. (a)	1,500	7,140
MEMC Electronic Materials, Inc. (a)	680	41,847
Microchip Technology, Inc.	6,000	183,240
Microsemi Corp. (a)	540	13,597
MKS Instruments, Inc. (a)	513	11,235
Monolithic Power Systems, Inc. (a)	1,306	28,236
Netlogic Microsystems, Inc. (a)	998	33,134
NVIDIA Corp. (a)(b)	7,150	133,848
ON Semiconductor Corp. (a)	2,530	23,200
Power Integrations, Inc. (a)	1,431	45,234
RF Micro Devices, Inc. (a)	1,660	4,814
Rubicon Technology, Inc. (a)	630	12,802
Spansion, Inc., Class A (a)	2,100	4,725
Texas Instruments, Inc. (b)	6,300	177,408
Tokyo Electron Ltd.	5,000	288,176

	Shares	Value
Ultra Clean Holdings (a)	570	$4,537
Varian Semiconductor Equipment Associates, Inc. (a)	192	6,685
Verigy Ltd. (a)	544	12,354
		3,071,651
Software—2.4%
ACI Worldwide, Inc. (a)	590	10,378
Activision, Inc. (a)	10,096	343,971
Advent Software, Inc. (a)	855	30,848
Ansoft Corp. (a)	1,045	38,038
ANSYS, Inc. (a)	576	27,141
Autodesk, Inc. (a)	682	23,058
Blackboard, Inc. (a)	862	32,954
BluePhoenix Solutions Ltd. (a)	1,190	5,486
BMC Software, Inc. (a)	12,855	462,780
Captaris, Inc. (a)	1,690	6,844
Citrix Systems, Inc. (a)	1,216	35,763
Concur Technologies, Inc. (a)	400	13,292
Electronic Arts, Inc. (a)	4,900	217,707
FactSet Research Systems, Inc.	535	30,153
InterVoice, Inc. (a)	860	4,902
Intuit, Inc. (a)	1,350	37,219
Lawson Software, Inc. (a)	700	5,089
McAfee, Inc. (a)	1,225	41,687
Mentor Graphics Corp. (a)	960	15,168
Micros Systems, Inc. (a)	906	27,624
Microsoft Corp.	42,360	1,165,324
MSC.Software Corp. (a)	1,340	14,713
Nintendo Co., Ltd.	1,100	620,521
Nuance Communications, Inc. (a)	759	11,894
Oracle Corp. (a)	32,800	688,800
Progress Software Corp. (a)	1,243	31,784
Salesforce.com, Inc. (a)(b)	3,335	227,547
SPSS, Inc. (a)	270	9,820
Sybase, Inc. (a)	710	20,888
Synopsys, Inc. (a)	600	14,346
The9 Ltd., ADR (a)	939	21,203
Tyler Technologies, Inc. (a)	950	12,891
UBISOFT Entertainment (a)	495	43,433
		4,293,266
Materials—3.3%
Chemicals—1.8%
Agrium, Inc.	425	45,705
Air Products & Chemicals, Inc.	925	91,446
Albemarle Corp.	900	35,919
E.I. Du Pont de Nemours & Co. (b)	6,400	274,496
H.B. Fuller Co.	1,170	26,255
Intrepid Potash, Inc. (a)	518	34,074
Koppers Holdings, Inc.	655	27,425
Linde AG	4,325	608,088
Minerals Technologies, Inc.	270	17,169
Monsanto Co. (b)	2,635	333,169
Mosaic Co. (a)	330	47,751
Potash Corp. of Saskatchewan, Inc.	2,200	502,854

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
PPG Industries, Inc.	875	$50,199
Praxair, Inc. (b)	2,100	197,904
Sensient Technologies Corp.	750	21,120
Sumitomo Chemical Co., Ltd.	60,000	378,019
Syngenta AG, ADR	585	37,850
Terra Industries, Inc.	602	29,709
Umicore	8,300	410,333
Wacker Chemie AG	135	28,218
		3,197,703
Construction Materials—0.0%
Eagle Materials, Inc.	550	13,932
Containers & Packaging—0.1%
AptarGroup, Inc.	410	17,199
Crown Holdings, Inc. (a)	1,500	38,985
Greif, Inc., Class A	895	57,307
Greif, Inc., Class B	478	27,136
Packaging Corp. of America	2,333	50,183
		190,810
Metals & Mining—1.2%
Agnico-Eagle Mines Ltd.	690	51,315
Alcoa, Inc.	8,600	306,332
Allegheny Technologies, Inc. (b)	1,650	97,812
BHP Billiton Ltd.	8,800	368,658
Carpenter Technology Corp.	220	9,603
Cleveland-Cliffs, Inc.	610	72,706
Freeport-McMoRan Copper & Gold, Inc. (b)	6,731	788,806
Goldcorp, Inc.	4,100	189,297
Haynes International, Inc. (a)	229	13,179
Hecla Mining Co. (a)	1,450	13,427
Kaiser Aluminum Corp.	307	16,434
Nucor Corp. (b)	2,670	199,369
Worthington Industries, Inc.	1,000	20,500
		2,147,438
Paper & Forest Products—0.2%
Mercer International, Inc. (a)	1,500	11,220
Weyerhaeuser Co. (b)	6,550	334,967
		346,187
Telecommunication Services—1.4%
Diversified Telecommunication Services—0.9%
AT&T, Inc.	35,254	1,187,707
tw telecom, Inc. (a)	850	13,626
Verizon Communications, Inc.	10,799	382,285
Warwick Valley Telephone Co.	770	8,131
		1,591,749
Wireless Telecommunication Services—0.5%
American Tower Corp., Class A (a)(b)	11,922	503,704
Crown Castle International Corp. (a)	1,155	44,733
Leap Wireless International, Inc. (a)	455	19,642

	Shares	Value
Millicom International Cellular SA	251	$25,979
Mobile TeleSystems OJSC, ADR	335	25,664
NII Holdings, Inc. (a)(b)	6,350	301,562
Syniverse Holdings, Inc. (a)	2,616	42,379
		963,663
Utilities—3.0%
Electric Utilities—1.8%
ALLETE, Inc.	510	21,420
American Electric Power Co., Inc.	1,500	60,345
Edison International	1,400	71,932
El Paso Electric Co. (a)	990	19,602
Electricite de France	3,550	337,258
Entergy Corp.	3,625	436,740
Exelon Corp.	5,100	458,796
Fortum Oyj	16,676	847,004
FPL Group, Inc. (b)	7,550	495,129
Hawaiian Electric Industries, Inc.	680	16,816
ITC Holdings Corp.	947	48,401
Maine & Maritimes Corp. (a)	159	6,742
MGE Energy, Inc.	540	17,615
Otter Tail Corp.	424	16,464
Portland General Electric Co.	824	18,557
PPL Corp.	9,370	489,770
UIL Holdings Corp.	580	17,058
		3,379,649
Gas Utilities—0.1%
AGL Resources, Inc.	1,500	51,870
Questar Corp.	710	50,439
WGL Holdings, Inc.	460	15,980
		118,289
Independent Power Producers & Energy Traders—0.1%
Black Hills Corp.	540	17,312
Constellation Energy Group, Inc.	290	23,809
Mirant Corp. (a)	1,500	58,725
Reliant Energy, Inc. (a)	1,500	31,905
		131,751
Multi-Utilities—0.9%
Avista Corp.	1,050	22,533
CH Energy Group, Inc.	890	31,657
NorthWestern Corp.	670	17,031
PG&E Corp. (b)	8,511	337,802
Public Service Enterprise Group, Inc. (b)	10,372	476,386
Sempra Energy	1,200	67,740
Suez SA	8,700	592,290
Wisconsin Energy Corp.	1,200	54,264
		1,599,703
Water Utilities—0.1%
Epure International Ltd.	542,000	211,135
Total Common Stocks (cost of $102,728,828)		106,325,929

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES—12.5%
Federal Home Loan Mortgage Corp. 5.000% 03/01/38	$568,523	$545,260
5.500% 12/01/20	27,417	27,704
5.500% 01/01/21	456,141	461,509
5.500% 07/01/21	210,336	211,883
5.500% 08/01/21	664,727	669,615
5.500% 12/01/32	54,861	54,390
5.500% 08/01/35	137,712	136,055
5.500% 10/01/35	290,096	286,605
5.500% 11/01/35	787,544	778,069
5.500% 12/01/37	792,822	781,797
6.000% 11/01/14	29,112	29,829
6.500% 05/01/11	14,653	15,244
6.500% 06/01/11	109,633	114,057
6.500% 03/01/26	73,756	76,889
6.500% 06/01/26	84,266	87,845
6.500% 03/01/27	26,095	27,203
6.500% 09/01/28	92,281	96,114
6.500% 06/01/31	225,072	234,071
6.500% 07/01/31	22,448	23,360
6.500% 11/01/32	16,129	16,763
6.500% 08/01/36	647,051	667,865
7.000% 04/01/29	7,064	7,485
7.000% 08/01/31	10,057	10,620
7.500% 01/01/30	17,867	19,301
8.000% 09/01/15	6,431	6,824
12.000% 07/01/20	39,795	42,782
Federal National Mortgage Association 5.000% 02/01/36	2,954,432	2,841,852
5.000% 05/01/37	604,425	579,943
5.500% 11/01/21	747,274	753,572
5.500% 05/01/36	1,133,845	1,119,649
5.500% 11/01/36	704,544	695,723
5.500% 06/01/38	1,887,000	1,862,196
6.000% 07/01/31	23,388	23,782
6.000% 07/01/35	467,118	472,364
6.000% 02/01/36	134,489	135,873
6.000% 04/01/36	28,493	28,786
6.000% 09/01/36	388,831	392,833
6.000% 11/01/36	1,772,647	1,790,893
6.000% 07/01/37	1,306,361	1,319,530
6.000% 08/01/37	989,363	999,337
6.000% 06/01/38	1,237,000	1,249,346
6.120% 10/01/08	216,653	217,047
6.500% 12/01/31	1,932	2,007
6.500% 05/01/33	4,021	4,177
6.500% 10/01/36	679,579	700,590
6.500% 11/01/36	1,221,000	1,258,751
6.500% 08/01/37	198,692	204,793
7.000% 07/01/31	11,723	12,390
7.000% 07/01/32	5,091	5,381
7.000% 07/01/37	129,886	136,294
7.500% 09/01/15	8,756	9,137
7.500% 02/01/30	8,221	8,859
7.500% 08/01/31	28,677	30,873

	Par	Value
8.000% 04/01/30	$1,535	$1,661
8.000% 05/01/30	4,004	4,332
Government National Mortgage Association 5.625% 07/20/25 (c)	15,950	16,125
6.000% 03/15/29	2,384	2,435
6.500% 05/15/13	24,930	25,861
6.500% 05/15/24	20,416	21,174
6.500% 04/15/29	19,041	19,782
6.500% 05/15/29	13,986	14,531
7.000% 11/15/13	2,683	2,811
7.000% 06/15/31	3,568	3,799
7.000% 06/15/32	955	1,016
8.000% 03/15/26	192,944	211,260
9.000% 12/15/17	2,585	2,810
Total Mortgage-Backed Securities (cost of $22,475,721)		22,612,714
CORPORATE FIXED-INCOME BONDS & NOTES—11.1%
Basic Materials—0.4%
Chemicals—0.1%
Dow Chemical Co/The 5.700% 05/15/18	100,000	96,840
Huntsman International LLC 7.875% 11/15/14	200,000	183,000
		279,840
Forest Products & Paper—0.1%
Georgia-Pacific Corp. 8.000% 01/15/24	170,000	157,250
Iron/Steel—0.1%
Nucor Corp. 5.850% 06/01/18	215,000	217,242
Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17	165,000	174,075
Communications—2.0%
Media—0.8%
Charter Communications Holdings II LLC/Charter Communications Holdings II/Capital Corp. 10.250% 09/15/10	160,000	154,800
Comcast Cable Holdings LLC 9.875% 06/15/22	5,000	6,095
Comcast Corp. 7.050% 03/15/33	275,000	279,393
CSC Holdings, Inc. 7.625% 04/01/11	100,000	98,000
EchoStar DBS Corp. 6.625% 10/01/14	180,000	166,500
Lamar Media Corp. 7.250% 01/01/13	135,000	129,769
News America, Inc. 6.550% 03/15/33	200,000	195,667

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
R.H. Donnelley Corp. 8.875% 10/15/17 (d)	$130,000	$77,350
Time Warner Cable, Inc. 7.300% 07/01/38	200,000	198,770
Viacom, Inc. 6.125% 10/05/17	75,000	71,912
		1,378,256
Telecommunication Services—1.2%
AT&T, Inc. 5.100% 09/15/14	315,000	308,785
BellSouth Corp. 6.000% 10/15/11	2,000	2,060
British Telecommunications PLC 5.150% 01/15/13	125,000	121,867
Cisco Systems, Inc. 5.250% 02/22/11	185,000	190,474
Citizens Communications Co. 7.875% 01/15/27	230,000	201,250
Cricket Communications, Inc. 9.375% 11/01/14	165,000	158,812
France Telecom SA 7.750% 03/01/11	1,000	1,059
Intelsat Bermuda Ltd. 9.250% 06/15/16	190,000	191,425
Lucent Technologies, Inc. 6.450% 03/15/29	210,000	160,650
New Cingular Wireless Services, Inc. 8.125% 05/01/12	3,000	3,286
8.750% 03/01/31	153,000	181,547
Qwest Corp. 8.875% 03/15/12	150,000	153,000
Telefonica Emisones SAU 5.984% 06/20/11	200,000	202,958
Telefonos de Mexico SAB de CV 4.500% 11/19/08	16,000	16,039
Vodafone Group PLC 5.000% 12/16/13	145,000	140,718
Windstream Corp. 8.625% 08/01/16	200,000	199,500
		2,233,430
Consumer Cyclical—0.8%
Apparel—0.1%
Levi Strauss & Co. 9.750% 01/15/15	165,000	165,825
Auto Manufacturers—0.1%
General Motors Corp. 8.375% 07/15/33	205,000	121,462
Home Builders—0.0%
KB Home 5.875% 01/15/15	90,000	74,700
Lodging—0.3%
Marriott International, Inc. 5.625% 02/15/13	150,000	141,113

	Par	Value
Mashantucket Western Pequot Tribe 8.500% 11/15/15 (d)	$175,000	$154,437
MGM Mirage 7.500% 06/01/16	190,000	156,275
Pinnacle Entertainment, Inc. 7.500% 06/15/15	100,000	76,500
		528,325
Retail—0.3%
CVS Caremark Corp. 5.750% 06/01/17	185,000	181,957
Rite Aid Corp. 9.375% 12/15/15	125,000	83,750
Wal-Mart Stores, Inc. 5.800% 02/15/18	225,000	232,964
		498,671
Consumer Non-Cyclical—0.9%
Beverages—0.1%
Coca-Cola Enterprises, Inc. 5.750% 11/01/08	35,000	35,251
Diageo Capital PLC 5.750% 10/23/17	200,000	197,398
		232,649
Commercial Services—0.1%
Iron Mountain, Inc. 7.750% 01/15/15	140,000	139,300
Service Corp. International 6.750% 04/01/16	5,000	4,737
		144,037
Food—0.2%
ConAgra Foods, Inc. 6.750% 09/15/11	180,000	187,431
Kraft Foods, Inc. 6.500% 08/11/17	150,000	150,191
Smithfield Foods, Inc. 7.750% 07/01/17	130,000	107,900
		445,522
Healthcare Products—0.1%
Biomet, Inc. PIK, 10.375% 10/15/17	180,000	190,800
Healthcare Services—0.2%
HCA, Inc. PIK, 9.625% 11/15/16	140,000	144,200
Tenet Healthcare Corp. 9.875% 07/01/14	200,000	201,000
		345,200
Household Products/Wares—0.1%
Fortune Brands, Inc. 5.375% 01/15/16	165,000	154,519
Pharmaceuticals—0.1%
Wyeth 5.500% 02/01/14	195,000	196,577

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
Energy—1.0%
Coal—0.1%
Arch Western Finance LLC 6.750% 07/01/13	$170,000	$166,600
Oil & Gas—0.5%
Canadian Natural Resources Ltd. 5.700% 05/15/17	150,000	146,948
Chesapeake Energy Corp. 6.375% 06/15/15	150,000	141,750
KCS Energy, Inc. 7.125% 04/01/12	155,000	148,800
Nexen, Inc. 5.875% 03/10/35	200,000	178,618
Talisman Energy, Inc. 6.250% 02/01/38	200,000	183,844
Valero Energy Corp. 6.875% 04/15/12	140,000	145,326
		945,286
Oil & Gas Services—0.1%
Weatherford International Ltd. 5.150% 03/15/13	100,000	99,417
Pipelines—0.3%
El Paso Corp. 6.875% 06/15/14	145,000	145,265
MarkWest Energy Partners LP 8.500% 07/15/16	95,000	96,425
Plains All American Pipeline LP 6.650% 01/15/37	175,000	163,203
TEPPCO Partners LP 7.625% 02/15/12	10,000	10,346
TransCanada Pipelines Ltd. 6.350% 05/15/67 (c)	225,000	194,281
		609,520
Financials—3.6%
Banks—1.2%
Credit Suisse 6.000% 02/15/18	200,000	192,584
Deutsche Bank AG/London 4.875% 05/20/13	225,000	221,334
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	300,000	313,015
JPMorgan Chase & Co. 6.000% 01/15/18	350,000	340,950
National City Bank 4.625% 05/01/13	19,000	15,148
PNC Funding Corp. 5.625% 02/01/17	225,000	209,815
SunTrust Preferred Capital I 5.853% 12/15/11 (c)	200,000	145,500
USB Capital IX 6.189% 04/15/49 (c)	350,000	266,000
Wachovia Corp. 4.875% 02/15/14	300,000	274,007
Wells Fargo & Co. 5.125% 09/01/12	200,000	199,283
		2,177,636

	Par	Value
Diversified Financial Services—1.8%
AGFC Capital Trust I 6.000% 01/15/67 (c)(d)	$250,000	$198,382
American Express Credit Corp. 5.875% 05/02/13	220,000	218,719
Capital One Financial Corp. 5.500% 06/01/15	315,000	283,236
Caterpillar Financial Services Corp. 5.450% 04/15/18	200,000	198,273
CDX North America High Yield 8.875% 06/29/13 (d)	300,000	277,125
Citicorp Lease Pass-Through Trust 8.040% 12/15/19 (d)	575,000	596,396
Ford Motor Credit Co. 8.000% 12/15/16	210,000	152,620
General Electric Capital Corp. 5.000% 01/08/16	85,000	81,993
GMAC LLC 8.000% 11/01/31	185,000	120,357
Goldman Sachs Group, Inc. 6.345% 02/15/34	285,000	241,603
HSBC Finance Corp. 5.000% 06/30/15	50,000	47,261
Lehman Brothers Holdings, Inc. 5.750% 07/18/11	250,000	241,376
MassMutual Global Funding II 2.550% 07/15/08 (d)	6,000	6,000
Merrill Lynch & Co., Inc. 6.050% 08/15/12	250,000	244,679
Morgan Stanley 4.750% 04/01/14	40,000	36,449
6.750% 04/15/11	285,000	292,352
Nuveen Investments, Inc. 10.500% 11/15/15 (d)	85,000	78,412
		3,315,233
Insurance—0.4%
Chubb Corp. 5.750% 05/15/18	150,000	145,382
Principal Life Income Funding Trusts 5.300% 04/24/13	140,000	140,001
Prudential Financial, Inc. 4.500% 07/15/13	2,000	1,893
6.000% 12/01/17	200,000	197,793
UnitedHealth Group, Inc. 5.250% 03/15/11	200,000	199,074
		684,143
Real Estate—0.0%
ERP Operating LP 5.200% 04/01/13	1,000	954
Real Estate Investment Trusts (REITs)—0.2%
Health Care Property Investors, Inc. 6.450% 06/25/12	159,000	152,392
Simon Property Group LP 5.750% 12/01/15	150,000	145,578
		297,970

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
Industrials—0.9%
Aerospace & Defense—0.2%
L-3 Communications Corp. 6.375% 10/15/15	$175,000	$163,625
United Technologies Corp. 5.375% 12/15/17	220,000	219,825
		383,450
Environmental Control—0.1%
Allied Waste North America, Inc. 7.125% 05/15/16	150,000	149,250
Machinery-Construction & Mining—0.1%
Terex Corp. 8.000% 11/15/17	145,000	143,913
Miscellaneous Manufacturing—0.1%
Bombardier, Inc. 6.300% 05/01/14 (d)	185,000	176,675
Packaging & Containers—0.2%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	150,000	150,000
Owens-Illinois, Inc. 7.500% 05/15/10	145,000	147,537
		297,537
Transportation—0.2%
Burlington Northern Santa Fe Corp. 6.200% 08/15/36	175,000	167,593
Union Pacific Corp. 3.875% 02/15/09	25,000	24,959
6.650% 01/15/11	150,000	156,561
United Parcel Service, Inc. 4.500% 01/15/13	110,000	110,222
		459,335
Technology—0.2%
Semiconductors—0.1%
Freescale Semiconductor, Inc. PIK, 9.125% 12/15/14	225,000	174,937
Software—0.1%
Oracle Corp. 6.500% 04/15/38	175,000	175,434
Utilities—1.3%
Electric—1.1%
AES Corp. 7.750% 03/01/14	175,000	172,594
Commonwealth Edison Co. 5.950% 08/15/16	175,000	174,120
Consolidated Edison Co. of New York 4.700% 06/15/09	7,000	7,073
5.850% 04/01/18	160,000	160,596
Energy East Corp. 6.750% 06/15/12	1,000	1,041

	Par	Value
Indiana Michigan Power Co. 5.650% 12/01/15	$250,000	$240,793
Intergen NV 9.000% 06/30/17 (d)	180,000	186,300
NiSource Finance Corp. 5.400% 07/15/14	9,000	8,419
NRG Energy, Inc. 7.375% 02/01/16	180,000	169,425
NY State Electric & Gas Corp. 5.750% 05/01/23	1,000	900
Pacific Gas & Electric Co. 5.800% 03/01/37	230,000	214,435
Progress Energy, Inc. 7.750% 03/01/31	150,000	171,412
Public Service Electric & Gas Co. 4.000% 11/01/08	5,000	5,000
Southern California Edison Co. 5.000% 01/15/14	200,000	199,252
Texas Competitive Electric Holdings Co., PIK, 10.500% 11/01/16 (d)	195,000	188,662
		1,900,022
Gas—0.2%
Atmos Energy Corp. 6.350% 06/15/17	200,000	197,607
Sempra Energy 4.750% 05/15/09	225,000	225,803
		423,410
Total Corporate Fixed-Income Bonds & Notes (cost of $21,334,370)		20,119,102
GOVERNMENT & AGENCY OBLIGATIONS—4.8%
Foreign Government Obligations—0.7%
Province of Ontario 2.750% 02/22/11	400,000	391,315
Province of Quebec 5.000% 07/17/09	500,000	508,799
United Mexican States 7.500% 04/08/33	273,000	314,633
		1,214,747
U.S. Government Agencies—1.4%
Federal Home Loan Bank 5.500% 08/13/14	565,000	600,228
Federal Home Loan Mortgage Corp. 5.500% 08/23/17	710,000	750,842
6.750% 03/15/31	20,000	24,092
Federal National Mortgage Association 5.250% 08/01/12	1,055,000	1,067,685
5.375% 08/15/09 (e)	30,000	30,821
		2,473,668
U.S. Government Obligations—2.7%
U.S. Treasury Bonds 5.375% 02/15/31	3,883,000	4,314,378

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
U.S. Treasury Inflation Indexed Bond 3.500% 01/15/11	$623,195	$678,406
		4,992,784
Total Government & Agency Obligations (cost of $8,540,213)		8,681,199
COLLATERALIZED MORTGAGE OBLIGATIONS—4.2%
Agency—2.0%
Federal Home Loan Mortgage Corp. 4.000% 09/15/15	160,000	160,264
4.500% 03/15/21	180,000	179,405
4.500% 08/15/28	597,000	595,526
5.000% 12/15/15	51,605	51,669
6.000% 02/15/28	610,693	625,802
Federal National Mortgage Association 5.000% 07/25/15	1,500,000	1,510,827
5.000% 12/25/15	497,750	503,116
		3,626,609
Non - Agency—2.2%
American Mortgage Trust 8.445% 09/27/22 (c)	7,539	4,563
Bear Stearns Adjustable Rate Mortgage Trust 5.487% 02/25/47 (c)	664,619	612,418
Countrywide Alternative Loan Trust 5.250% 03/25/35	56,170	51,827
5.250% 08/25/35	320,832	305,292
5.500% 10/25/35	575,101	550,605
JPMorgan Mortgage Trust 6.041% 10/25/36 (c)	666,098	657,259
Lehman Mortgage Trust 6.500% 01/25/38	571,742	560,854
WaMu Mortgage Pass- Through Certificates 5.714% 02/25/37 (c)	1,145,311	1,065,135
Washington Mutual Alternative Mortgage Pass- Through Certificates 5.500% 10/25/35	135,026	131,683
Wells Fargo Alternative Loan Trust 5.500% 02/25/35	54,865	51,129
		3,990,765
Total Collateralized Mortgage Obligations (cost of $7,892,899)		7,617,374
COMMERCIAL MORTGAGE-BACKED SECURITIES—3.6%
Bear Stearns Commercial Mortgage Securities 4.680% 08/13/39 (c)	32,000	31,183
5.449% 12/11/40 (c)	170,000	162,016

	Par	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.366% 12/11/49 (c)	$310,000	$274,841
CS First Boston Mortgage Securities Corp. 4.577% 04/15/37	759,000	752,205
First Union - Chase Commercial Mortgage 6.645% 06/15/31	554,056	558,800
JPMorgan Chase Commercial Mortgage Securities Corp. 4.780% 07/15/42	200,000	184,655
5.447% 06/12/47	358,000	332,367
5.525% 04/15/43 (c)	989,000	910,382
LB-UBS Commercial Mortgage Trust 5.084% 02/15/31	120,000	118,895
6.510% 12/15/26	2,712,654	2,784,485
Merrill Lynch Mortgage Trust 5.416% 11/12/37 (c)	310,000	294,437
Morgan Stanley Capital I 4.970% 12/15/41	73,000	70,159
PNC Mortgage Acceptance Corp. 5.910% 03/12/34	10,791	10,866
Total Commercial Mortgage-Backed Securities (cost of $6,682,340)		6,485,291
ASSET-BACKED SECURITIES—1.5%
Citicorp Residential Mortgage Securities, Inc. 6.080% 06/25/37	340,000	335,165
Consumer Funding LLC 5.430% 04/20/15	510,000	521,104
Ford Credit Auto Owner Trust 5.470% 06/15/12	500,000	506,904
Franklin Auto Trust 5.360% 05/20/16	632,000	624,495
Green Tree Financial Corp. 6.870% 01/15/29	87,366	85,419
Origen Manufactured Housing 3.380% 08/15/17	5,930	5,920
USAA Auto Owner Trust 4.500% 10/15/13	685,000	678,236
Total Asset-Backed Securities (cost of $2,792,946)		2,757,243
	Shares
PREFERRED STOCKS—0.2%
Financials—0.2%
Insurance—0.2%
Unipol Gruppo Finanziario SpA	186,574	360,140
Total Preferred Stocks (cost of $580,677)		360,140

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS—0.1%
Health Care—0.1%
Pharmaceuticals—0.1%
Schering-Plough Corp., 6.000%	800	$153,207
Total Convertible Preferred Stocks (cost of $212,152)		153,207
	Par
CONVERTIBLE BONDS—0.0%
Consumer Discretionary—0.0%
Automobiles—0.0%
Ford Motor Co. 4.250% 12/15/36	$13,000	9,458
Total Convertible Bonds (cost of $13,691)		9,458
	Shares
SECURITIES LENDING COLLATERAL—12.3%
State Street Navigator Securities Lending Prime Portfolio (f) (7 day yield of 2.633%)	22,370,695	22,370,695
Total Securities Lending Collateral (cost of $22,370,695)		22,370,695
	Par
SHORT-TERM OBLIGATIONS—3.3%
Repurchase Agreement—3.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by U.S. Government Agency Obligations with various maturities to 09/14/17, market value $5,751,663 (repurchase proceeds $5,626,344)	$5,626,000	5,626,000
U.S. Government Obligations—0.2%
U.S. Treasury Bill 1.000% 09/18/08 (e)(g)	375,000	373,436
Total Short-Term Obligations (cost of $5,999,436)		5,999,436
Total Investments—112.2% (cost of $201,623,968) (h)		203,491,788
Other Assets & Liabilities, Net—(12.2)%		(22,054,798)
Net Assets—100.0%		$181,436,990

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $21,744,397.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $2,252,754, which represents 1.2% of net assets.

(e)  A portion of the securities are pledged as collateral for open futures contracts. At June 30, 2008, the total market value pledged amounted to $404,257.

(f)  Investment made with cash collateral received from securities lending activity.

(g)  The rate shown represents the annualized yield at the date of purchase.

(h)  Cost for federal income tax purposes is $201,706,133.

At June 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	58.6
Mortgage-Backed Securities	12.5
Corporate Fixed-Income Bonds & Notes	11.1
Government & Agency Obligations	4.8
Collateralized Mortgage Obligations	4.2
Commercial Mortgage-Backed Securities	3.6
Asset-Backed Securities	1.5
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Convertible Bonds	0.0	*
	96.6
Securities Lending Collateral	12.3
Short-Term Obligations	3.3
Other Assets & Liabilities, Net	(12.2)
* Rounds to less than 0.01%.	100.0

At June 30, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes	18	$3,801,656	$3,767,121	Sept-2008	$34,535
5-Year U.S. Treasury Notes	2	221,109	218,069	Sept-2008	3,040
S&P 500 Index Futures	1	320,275	336,042	Sept-2008	(15,767)
					$21,808

For the six months ended June 30, 2008, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	6	$2,264
Options written	25	9,710
Options terminated in closing
purchase transactions	(2)	(68)
Options exercised	—	—
Options expired	(29)	(11,906)
Options outstanding at June 30, 2008	—	$—

Acronym	Name
ADR	American Depositary Receipt

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$201,623,968
Investments, at value (including securities on loan of $21,744,397)	$203,491,788
Cash	198,962
Foreign currency (cost of $3,792)	2,640
Receivable for:
Investments sold	1,677,396
Interest	683,276
Dividends	117,240
Foreign tax reclaims	25,618
Securities lending	9,955
Futures variation margin	4,273
Expense reimbursement due from Investment Advisor and Distributor	16,411
Trustees' deferred compensation plan	31,077
Total Assets	206,258,636
Liabilities
Collateral on securities loaned	22,370,695
Payable for:
Investments purchased	1,828,279
Fund shares repurchased	326,856
Investment advisory fee	70,010
Administration fee	23,337
Transfer agent fee	84
Pricing and bookkeeping fees	16,145
Trustees' fees	45,350
Audit fee	30,480
Custody fee	42,646
Distribution fee—Class B	9,907
Chief compliance officer expenses	207
Trustees' deferred compensation plan	31,077
Other liabilities	26,573
Total Liabilities	24,821,646
Net Assets	$181,436,990
Net Assets Consist of
Paid-in capital	$152,542,250
Undistributed net investment income	7,973,765
Accumulated net realized gain	19,027,001
Net unrealized appreciation on:
Investments	1,867,820
Foreign currency translations	4,346
Futures contracts	21,808
Net Assets	$181,436,990
Class A:
Net assets	$137,466,224
Shares outstanding	9,694,517
Net asset value per share	$14.18
Class B:
Net assets	$43,970,766
Shares outstanding	3,118,391
Net asset value per share	$14.10

See Accompanying Notes to Financial Statements.

Statement of Operations

Columbia Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$1,211,248
Interest	2,062,969
Securities lending	66,187
Foreign taxes withheld	(36,723)
Total Investment Income	3,303,681
Expenses
Investment advisory fee	437,363
Administration fee	145,788
Distribution fee—Class B	59,905
Transfer agent fee	246
Pricing and bookkeeping fees	71,972
Trustees' fees	16,908
Custody fee	98,632
Chief compliance officer expenses	317
Other expenses	60,249
Total Expenses	891,380
Fees and expenses waived or reimbursed by Investment Advisor	(99,970)
Fees waived by Distributor—Class B	(23,940)
Custody earnings credit	(2,589)
Net Expenses	764,881
Net Investment Income	2,538,800
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Foreign Capital Gains Tax, Futures Contracts and Written Options
Net realized gain (loss) on:
Investments	(338,496)
Foreign currency transactions	(25,595)
Futures contracts	(254,773)
Written options	11,764
Net realized loss	(607,100)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,758,175)
Foreign currency translations	3,902
Foreign capital gains tax	5,924
Futures contracts	21,808
Written options	(644)
Net change in unrealized appreciation (depreciation)	(16,727,185)
Net Loss	(17,334,285)
Net Decrease Resulting from Operations	$(14,795,485)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

Columbia Asset Allocation Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$2,538,800	$5,428,087
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and written options	(607,100)	20,904,845
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, foreign capital gains tax, futures contracts and written options	(16,727,185)	(5,806,458)
Net Increase (Decrease) Resulting from Operations	(14,795,485)	20,526,474
Distributions to Shareholders
From net investment income:
Class A	—	(4,742,428)
Class B	—	(1,514,499)
From net realized gains:
Class A	—	(15,829,619)
Class B	—	(5,325,754)
Total Distributions to Shareholders	—	(27,412,300)
Share Transactions
Class A:
Subscriptions	726,138	3,352,004
Distributions reinvested	—	20,572,047
Redemptions	(14,646,749)	(39,986,599)
Net Decrease	(13,920,611)	(16,062,548)
Class B:
Subscriptions	1,478,789	2,453,351
Distributions reinvested	—	6,840,253
Redemptions	(6,858,443)	(14,693,873)
Net Decrease	(5,379,654)	(5,400,269)
Net Decrease from Share Transactions	(19,300,265)	(21,462,817)
Total Decrease in Net Assets	(34,095,750)	(28,348,643)
Net Assets
Beginning of period	215,532,740	243,881,383
End of period	$181,436,990	$215,532,740
Undistributed net investment income at end of period	$7,973,765	$5,434,965
Changes in Shares
Class A:
Subscriptions	49,649	211,358
Distributions reinvested	—	1,358,788
Redemptions	(1,011,568)	(2,518,770)
Net Decrease	(961,919)	(948,624)
Class B:
Subscriptions	103,616	155,493
Distributions reinvested	—	453,598
Redemptions	(476,602)	(943,810)
Net Decrease	(372,986)	(334,719)

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia Asset Allocation Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006 (a)	2005		2004	2003
Net Asset Value, Beginning of Period	$15.18		$15.75	$15.34	$14.77		$13.75	$11.82
Income from Investment Operations:
Net investment income (b)	0.19		0.35	0.33	0.31		0.29	0.28
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax, futures contracts and written options	(1.27)		1.07	1.36	0.61		1.03	2.02
Total from Investment Operations	(1.08)		1.42	1.69	0.92		1.32	2.30
Less Distributions to Shareholders:
From net investment income	—		(0.44)	(0.39)	(0.35)		(0.30)	(0.37)
From net realized gains	—		(1.55)	(0.89)	—		—	—
Total Distributions to Shareholders	—		(1.99)	(1.28)	(0.35)		(0.30)	(0.37)
Net Asset Value, End of Period	$14.10		$15.18	$15.75	$15.34		$14.77	$13.75
Total return (c)(d)(e)	(7.11	)%(f)	9.07%	11.60%	6.40	%(g)	9.80%	20.29%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.90	%(i)	0.90%	0.90%	0.90%		0.90%	0.90%
Waiver/Reimbursement	0.20	%(i)	0.19%	0.14%	0.14%		0.12%	0.10%
Net investment income (h)	2.50	%(i)	2.24%	2.14%	2.13%		2.12%	2.27%
Portfolio turnover rate	48	%(f)	100%	104%	92%		60%	103%
Net assets end of period (000's)	$43,971		$52,995	$60,276	$63,836		$68,167	$64,902

(a)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

Notes to Financial Statements

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return, consisting of current income and long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1— Quoted Prices	$118,260,157	$21,808
Level 2— Other Significant Observable Inputs	84,602,081	—
Level 3—Significant Unobservable Inputs	629,550	—
Total	$203,491,788	$21,808

* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six months ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2008	$645,486	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized loss	(870)	—
Change in unrealized depreciation	(26,422)	—
Net purchases	572,319	—
Transfers in and or out of Level 3	(560,963)	—
Balance as of June 30, 2008	$629,550	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts—The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities—The Fund may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Income Recognition—Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Foreign Capital Gains Taxes—Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$10,674,058
Long-Term Capital Gains	16,738,242

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$13,961,825
Unrealized depreciation	(12,176,170)
Net unrealized appreciation	$1,785,655

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.45%
$1 billion to $1.5 billion	0.40%
Over $1.5 billion	0.35%

For the six months ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.45% of the Fund's average daily net assets.

Sub-Advisory Fee—Nordea Investment Management North America, Inc. ("NIMNAI") has been retained by Columbia to serve as the investment sub-advisor and to manage the portion of the Fund's assets allocated to foreign securities. As the sub-advisor, NIMNAI is responsible for

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

daily investment operations, including placing all orders for the purchase and sale of portfolio securities for foreign stocks of the Fund. Columbia, from the investment advisory fee it receives, pays NIMNAI a monthly sub-advisory fee at the annual rate of 0.40% of the portion of the Fund's average daily net assets managed by NIMNAI.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.75% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six months ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $89,336,469 and $101,180,093, respectively, of which $12,503,744 and $13,502,477, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six months ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of June 30, 2008, the Fund had four shareholders that collectively held 90.1% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Asset-Backed Securities Risk—Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

High-Yield Securities Risk—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2008 (Unaudited)

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

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Important Information About This Report

A description of the policies and procedures that Columbia Asset Allocation Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154832-0608 (08/08) 08/55358

Columbia Federal Securities Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Federal Securities Fund, Variable Series / June 30, 2008

Columbia Federal Securities Fund, Variable Series seeks total return, consisting of current income and capital appreciation.

Jonathan P. Carlson has been the fund's portfolio manager since June 2007.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Federal Securities Fund, Variable Series underperformed its benchmark, the Citigroup Government/Mortgage Bond Index.1 The fund's return was lower than the average return of its peer group, the Lipper General US Government VUF Classification.2 Although the fund's defensive positioning was successful for much of the period, it gave up some performance in April, when riskier market sectors staged a significant rally.

•  In response to credit and liquidity concerns that emerged in 2007, fixed-income investors were demonstrably risk-averse during the past six months. The fund responded to this environment by sharply reducing its commitment to the mortgage-backed securities sector. Whereas mortgages accounted for almost 60% of the portfolio near the end of 2007, we reduced that figure to just 35% through a consistent and judiciously applied selling program. Meanwhile, the fund's Treasury holdings were increased from under 20% of the portfolio to 35% by the end of the period.

•  The fund entered the period with a somewhat longer maturity profile than its benchmark, but we shortened its maturity exposure beginning in February on the grounds that higher food and oil prices suggested a broader uptick in inflation—a move that was good for the fund as interest rates continued to fall through the end of the period. Separately, we used futures contracts to bolster the short-term portion of the portfolio, a move that generated incremental gains as the Federal Reserve Board (the Fed) continued to lower short-term interest rates.

•  Despite the inflationary pressures that have emerged during the past year, the weakness of the economy may limit the extent to which the Fed can combat inflation via higher short-term interest rates. As a result, we have positioned the portfolio to benefit from a rising differential between short-term and long-term rates. In terms of risk exposure, we expect to maintain the fund's risk-averse positioning until we see signs that the market is emerging from its current dislocation, at which point we may adjust holdings to be more in line with the more aggressive positioning that the portfolio has traditionally adopted.

Past performance is no guarantee of future results.

Since economic and market conditions frequently change, there is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup U.S. Government Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government sponsored indices within the U.S. Broad Investment Grade ("BIG") Bond Index. The Mortgage Index tracks the performance of the mortgage component of the U.S. BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an idex.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Federal Securities Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and / or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of those additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	1.43	7.40	3.51	5.24
Citigroup Government/ Mortgage Bond Index	1.97	8.97	4.19	5.75

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	10.47	10.62

Annual operating expense ratio (%)*
Class A	0.68

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup U.S. Government Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government sponsored indices within the U.S. Broad Investment Grade ("BIG") Bond Index. The Mortgage Index tracks the performance of the mortgage component of the U.S. BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Federal Securities Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.32	1,021.38	3.51	3.52	0.70

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES—50.2%
Federal Home Loan Mortgage Corp.
5.500% 08/01/17	$55,486	$56,232
5.500% 12/01/17	23,921	24,243
5.500% 05/01/37	16,241,640	16,025,931
6.000% 04/01/32	20,781	21,157
7.000% 06/01/16	10,329	10,850
7.000% 01/01/26	35,519	37,645
7.500% 02/01/23	23,528	25,444
7.500% 05/01/24	5,242	5,677
10.500% 02/01/19	5,189	6,038
10.750% 11/01/09	1,818	1,841
11.250% 10/01/09	331	344
12.000% 07/01/13	2,082	2,326
12.000% 07/01/20	28,652	30,803
Federal National Mortgage Association
5.000% 02/01/36	5,139,967	4,944,107
5.768% 09/01/37 (a)	4,136,353	4,189,569
6.000% 08/01/22	27,274	27,852
6.000% 12/01/23	95,773	97,496
6.000% 02/01/24	77,746	79,144
6.000% 03/01/24	16,858	17,161
6.000% 11/01/37	6,191,500	6,253,913
6.500% 03/01/09	301	308
6.500% 11/01/23	13,148	13,690
6.500% 01/01/24	23,689	24,666
6.500% 08/01/25	39,453	41,079
6.500% 12/01/25	8,486	8,836
6.500% 01/01/26	18,954	19,736
6.500% 10/01/28	984,178	1,024,141
6.500% 08/01/31	4,260	4,425
6.500% 11/01/37	7,357,137	7,583,041
7.000% 07/01/11	44,645	46,643
7.000% 03/01/15	8,693	9,121
7.000% 03/01/29	95,124	100,626
7.500% 11/01/29	68,941	74,409
8.500% 05/01/30	176,978	194,764
9.000% 05/01/12	3,101	3,235
9.000% 05/01/20	6,314	6,743
10.000% 03/01/16	6,939	7,220
12.250% 09/01/12	10,219	11,137
TBA,:
5.000% 07/01/38 (b)	6,325,000	6,062,120
5.500% 07/01/38 (b)	8,500,000	8,377,812
Government National Mortgage Association
5.625% 07/20/22 (a)	19,073	19,282
5.625% 07/20/25 (a)	31,900	32,251
6.000% 03/15/29	614,035	626,555
6.000% 04/15/29	126,510	129,090
6.000% 05/15/29	128,841	131,468
6.000% 06/15/29	211,149	215,455
6.000% 08/15/29	78,890	80,499
6.500% 10/15/13	17,782	18,446
6.500% 07/15/24	42,679	44,341
6.500% 03/15/28	813,823	846,018

	Par	Value
7.000% 09/15/29	$24,356	$25,961
7.500% 10/15/27	8,722	9,394
7.500% 09/15/29	9,456	10,176
8.500% 04/15/30	446	490
9.000% 06/15/16	10,743	11,700
9.000% 11/15/16	2,358	2,569
9.000% 01/15/17	1,846	2,017
9.000% 03/15/17	8,907	9,732
9.000% 01/15/20	5,147	5,643
9.500% 06/15/09	153	159
9.500% 07/15/09	516	532
9.500% 08/15/09	604	621
9.500% 09/15/09	3,959	4,077
9.500% 10/15/09	7,857	8,090
9.500% 11/15/09	2,801	2,884
9.500% 12/15/09	885	911
9.500% 11/15/10	1,151	1,206
9.500% 08/15/17	205,142	225,017
9.500% 08/15/22	2,164	2,426
10.000% 11/15/09	4,002	4,134
10.000% 06/15/10	50	52
10.000% 10/15/10	1,475	1,553
10.000% 11/15/19	7,161	8,053
11.500% 04/15/13	23,020	25,728
11.500% 05/15/13	12,732	14,230
Total Mortgage-Backed Securities (cost of $57,987,489)		57,992,285
GOVERNMENT & AGENCY OBLIGATIONS—50.0%
Foreign Government Obligations—0.2%
Inter-American Development Bank 8.875% 06/01/09	125,000	131,492
Province of Manitoba 5.500% 10/01/08	50,000	50,331
		181,823
U.S. Government Agencies—18.5%
AID-Israel 5.500% 04/26/24	2,000,000	2,147,308
Federal Home Loan Bank 4.625% 02/18/11 (c)	16,000,000	16,570,624
5.375% 07/17/09	2,000,000	2,050,380
Federal Home Loan Mortgage Corp. 5.875% 03/21/11 (c)	180,000	189,520
6.250% 07/15/32 (c)	100,000	114,462
6.750% 03/15/31 (c)	265,000	319,220
		21,391,514
U.S. Government Obligations—31.3%
U.S. Treasury Bonds 5.250% 11/15/28 (c)	2,200,000	2,384,765
5.500% 08/15/28 (c)	760,000	848,172
6.875% 08/15/25 (c)(d)	2,112,000	2,692,800
7.125% 02/15/23 (c)	1,633,000	2,090,750
U.S. Treasury Notes 4.375% 12/15/10 (c)	605,000	628,302
4.750% 08/15/17 (c)	5,250,000	5,561,719

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
5.000% 02/15/11 (c)	$5,280,000	$5,575,764
5.750% 08/15/10 (c)	13,084,000	13,915,043
6.000% 08/15/09 (c)	1,510,000	1,568,630
6.500% 02/15/10 (c)	850,000	904,453
		36,170,398
Total Government & Agency Obligations (cost of $55,542,910)		57,743,735
ASSET-BACKED SECURITIES—5.6%
Chase Funding Mortgage Loan 5.638% 11/25/31	819,048	553,276
6.448% 09/25/30 (a)	625,929	430,852
6.975% 02/25/32 (a)	976,068	771,985
Harley-Davidson Motorcycle Trust 5.540% 04/15/15	300,000	248,853
JPMorgan Mortgage Acquisition Corp. 5.784% 01/25/37	1,060,000	889,513
MBNA Credit Card Master Note Trust 4.450% 08/15/16 (e)	1,000,000	875,256
Mid-State Trust
7.340% 07/01/35	672,529	677,835
Residential Asset Mortgage Products, Inc.
4.120% 06/25/33	268,063	196,121
5.600% 12/25/33	572,435	305,654
Small Business Administration 5.360% 11/01/26	899,576	899,294
Wachovia Auto Loan Owner Trust 5.650% 02/20/13	700,000	653,120
Total Asset-Backed Securities (cost of $7,942,319)		6,501,759
COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
Agency—1.4%
Federal Home Loan Mortgage Corp. 6.000% 05/15/29	1,555,000	1,600,280
Federal National Mortgage Association 9.250% 03/25/18	29,774	32,617
		1,632,897
Non-Agency—0.8%
American Mortgage Trust 8.445% 09/27/22	2,848	1,724
Citicorp Mortgage Securities, Inc. 10.000% 08/25/17	4,442	4,431
Comfed Savings Bank 5.566% 01/25/18 (a)(f)	11,389	570
First Horizon Asset Securities, Inc. 5.376% 11/25/33 (a)	828,687	519,510

	Par	Value
GSMPS Mortgage Loan Trust 7.750% 09/19/27 (a)(g)	$393,054	$390,216
Nomura Asset Acceptance Corp. 6.664% 05/25/36 (f)(h)	230,000	12,793
		929,244
Total Collateralized Mortgage Obligations (cost of $2,994,931)		2,562,141
COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
Asset Securitization Corp. 6.750% 02/14/43	76,802	76,838
JPMorgan Commercial Mortgage Finance Corp. 7.400% 07/15/31 (a)	1,265,888	1,283,281
LB Commercial Conduit Mortgage Trust 6.210% 10/15/35	1,099,452	1,100,817
Structured Asset Securities Corp. I.O., 2.148% 02/25/28 (a)	790,076	38
Total Commercial Mortgage-Backed Securities (cost of $2,532,708)		2,460,974
CORPORATE FIXED-INCOME BONDS & NOTES—0.5%
Financials— 0.4%
Banks—0.2%
Bank of America Corp. 4.875% 01/15/13 (c)(e)	175,000	170,376
Sovereign Bank 5.125% 03/15/13	100,000	79,721
		250,097
Diversified Financial Services—0.2%
General Electric Capital Corp. 6.750% 03/15/32 (c)	100,000	100,695
JPMorgan Chase & Co. 7.875% 06/15/10	125,000	130,822
		231,517
		481,614
Utilities—0.1%
Electric—0.1%
Hydro Quebec 8.500% 12/01/29	75,000	106,078
Total Corporate Fixed-Income Bonds & Notes (cost of $595,133)		587,692

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL—27.7%
State Street Navigator Securities Lending Prime Portfolio (i) (7 day yield of 2.633%)	32,059,531	$32,059,531
Total Securities Lending Collateral (cost of $32,059,531)		32,059,531
	Par
SHORT-TERM OBLIGATION—0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 08/15/13, market value $482,338 (repurchase proceeds $471,029)	$471,000	471,000
Total Short-Term Obligation (cost of $471,000)		471,000
Total Investments—138.7% (cost of $160,126,021) (j)		160,379,117
Other Assets & Liabilities, Net—(38.7)%		(44,759,298)
Net Assets—100.0%		$115,619,819

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(b)  Security purchased on a delayed delivery basis.

(c)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $31,522,871.

(d)  A portion of this security with a market value of $267,750 is pledged as collateral for open futures contracts.

(e)  Investments in affiliates during the six months ended June 30, 2008:

Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/07:	$175,000
Par purchased:	—
Par sold:	—
Par as of 06/30/08:	$175,000
Interest income earned:	$4,266
Value at end of period:	$170,376

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

Par as of 12/31/07:	$1,000,000
Par purchased:	—
Par sold:	—
Par as of 06/30/08:	$1,000,000
Interest income earned:	$22,250
Value at end of period:	$875,256

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of this security, which is not illiquid, represents 0.3% of net assets.

(h)  Illiquid security.

(i)  Investment made with cash collateral received from securities lending activity.

(j)  Cost for federal income tax purposes is $161,262,066.

At June 30, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
5-Year U.S. Treasury Notes	78	$8,623,266	$8,603,785	Sept-2008	$19,481
10-Year U.S. Treasury Notes	84	9,569,437	9,519,312	Sept-2008	50,125
					$69,606

At June 30, 2008, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)
U.S. Treasury Bond	55	$6,357,656	$6,212,915	Sept-2008	$(144,741)
2-Year U.S. Treasury Notes	55	11,616,172	11,577,321	Sept-2008	(38,851)
					$(183,592)

At June 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	50.2
Government & Agency Obligations	50.0
Asset-Backed Securities	5.6
Collateralized Mortgage Obligations	2.2
Commercial Mortgage-Backed Securities	2.1
Corporate Fixed-Income Bonds & Notes	0.5
110.6
Securities Lending Collateral	27.7
Short-Term Obligation	0.4
Other Assets & Liabilities, Net	(38.7)
100.0

Acronym	Name
I.O.	Interst only

TBA	To Be Announced

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Unaffiliated investments, at cost (including repurchase agreement)	$158,955,001
Affiliated investments, at cost	1,171,020
Total investments, at cost	160,126,021
Unaffiliated investments, at value (including securities on loan of $31,522,871)	$159,333,485
Affiliated investments, at value	1,045,632
Total investments, at value	160,379,117
Cash	243
Receivable for:
Investments sold on a delayed delivery basis	8,696,830
Fund shares sold	157,197
Interest	1,327,929
Securities lending income	13,033
Dollar roll income	81,196
Futures variation margin	14,437
Expense reimbursement due from the Advisor and Distributor	17,382
Trustees' deferred compensation plan	22,624
Total Assets	170,709,988
Liabilities
Collateral on securities loaned	32,059,531
Payable for:
Investments purchased on a delayed delivery basis	22,773,444
Fund shares repurchased	84,627
Investment advisory fee	36,073
Administration fee	14,199
Transfer agent fee	6
Pricing and bookkeeping fees	9,214
Trustees' fees	1,057
Audit fee	29,503
Custody fee	1,429
Distribution fees—Class B	14,681
Chief compliance officer expenses	227
Trustees' deferred compensation plan	22,624
Deferred dollar roll fee income	16,512
Other liabilities	27,042
Total Liabilities	55,090,169
Net Assets	$115,619,819
Net Assets Consist of
Paid-in capital	$111,469,244
Undistributed net investment income	8,428,642
Accumulated net realized loss	(4,417,177)
Net unrealized appreciation (depreciation) on:
Investments	253,096
Futures contracts	(113,986)
Net Assets	$115,619,819
Class A:
Net assets	$47,258,633
Shares outstanding	4,450,299
Net asset value per share	$10.62
Class B:
Net assets	$68,361,186
Shares outstanding	6,493,398
Net asset value per share	$10.53

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Interest	$3,094,045
Interest from affiliates	26,516
Dollar roll fee income	115,070
Securities lending	141,723
Total Investment Income	3,377,354
Expenses
Investment advisory fee	238,239
Administration fee	94,042
Distribution fee—Class B	91,704
Transfer agent fee	144
Pricing and bookkeeping fees	37,517
Trustees' fees	11,197
Custody fee	8,964
Chief compliance officer expenses	300
Other expenses	61,408
Expenses before interest expense	543,515
Interest expense	2,960
Total Expenses	546,475
Fees and expenses waived or reimbursed by Investment Advisor	(13,654)
Fees and expenses waived or reimbursed by Distributor—Class B	(18,224)
Custody earnings credit	(4)
Net Expenses	514,593
Net Investment Income	2,862,761
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(240,309)
Futures contracts	1,151,532
Net realized gain	911,223
Net change in unrealized appreciation (depreciation) on:
Investments	(1,834,372)
Futures contracts	(41,450)
Net change in unrealized appreciation (depreciation)	(1,875,822)
Net Loss	(964,599)
Net Increase Resulting from Operations	$1,898,162

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Federal Securities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$2,862,761	$6,447,742
Net realized gain on investments and futures contracts	911,223	1,367,514
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,875,822)	393,684
Net Increase Resulting from Operations	1,898,162	8,208,940
Distributions to Shareholders
From net investment income:
Class A	—	(3,516,687)
Class B	—	(4,578,976)
Total Distributions to Shareholders	—	(8,095,663)
Share Transactions
Class A:
Subscriptions	542,327	1,275,275
Distributions reinvested	—	3,516,687
Redemptions	(11,058,988)	(13,540,029)
Net Decrease	(10,516,661)	(8,748,067)
Class B:
Subscriptions	1,050,559	5,429,044
Distributions reinvested	—	4,578,976
Redemptions	(11,525,497)	(15,935,517)
Net Decrease	(10,474,938)	(5,927,497)
Net Decrease from Share Transactions	(20,991,599)	(14,675,564)
Total Decrease in Net Assets	(19,093,437)	(14,562,287)
Net Assets
Beginning of period	134,713,256	149,275,543
End of period	$115,619,819	$134,713,256
Undistributed net investment income at end of period	$8,428,642	$5,565,881
Changes in Shares
Class A:
Subscriptions	50,693	122,161
Distributions reinvested	—	354,862
Redemptions	(1,037,735)	(1,303,602)
Net Decrease	(987,042)	(826,579)
Class B:
Subscriptions	99,317	525,805
Distributions reinvested	—	465,344
Redemptions	(1,089,240)	(1,544,504)
Net Decrease	(989,923)	(553,355)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Federal Securities Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006 (a)	2005		2004	2003
Net Asset Value, Beginning of Period	$10.47		$10.48	$10.71	$11.09		$11.20	$11.37
Income from Investment Operations:
Net investment income (b)	0.24		0.48	0.50	0.43		0.47	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.13	(0.11)	(0.16)		(0.01)	(0.18)
Total from Investment Operations	0.15		0.61	0.39	0.27		0.46	0.30
Less Distributions to Shareholders:
From net investment income	—		(0.62)	(0.62)	(0.61)		(0.56)	(0.47)
From net realized gains	—		—	—	(0.04)		(0.01)	—
Total Distributions to Shareholders	—		(0.62)	(0.62)	(0.65)		(0.57)	(0.47)
Net Asset Value, End of Period	$10.62		$10.47	$10.48	$10.71		$11.09	$11.20
Total return (c)(e)	1.43	%(d)(f)	6.19%	3.72%	2.58	%(d)	4.15%	2.64%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.70	%(h)	0.68%	0.66%	0.63%		0.65%	0.66%
Interest expense	—	%(h)(i)	—	—	—		—	—
Net expenses (g)	0.70	%(h)	0.68%	0.66%	0.63%		0.65%	0.66%
Waiver/Reimbursement	0.02	%(h)	—	—	—	%(i)	—	—
Net investment income (g)	4.69	%(h)	4.63%	4.71%	4.00%		4.27%	4.23%
Portfolio turnover rate (j)	20	%(f)	199%	89%	127%		14%	47%
Net assets end of period (000's)	$47,259		$56,942	$65,660	$82,056		$99,943	$122,392

(a)  On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would have been reduced.

(d)  Had the investment advisor and/ or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Federal Securities Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1— Quoted Prices	$82,669,863	$(113,986)
Level 2— Other Significant Observable Inputs	77,708,685	—
Level 3—Significant Unobservable Inputs	569	—
Total	$160,379,117	$(113,986)

* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six month period ended June 30, 2008 in which significant

11

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2008	$390,589	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized loss	(483,113)	—
Change in unrealized appreciation	169,538	—
Net sales	(63,652)	—
Transfers in and or out of Level 3	(12,793)	—
Balance as of June 30, 2008	$569	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts—The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Fund may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses futures contracts in an effort to achieve more efficiently, economic exposure similar to that which it could have achieved through the purchase and sale of fixed income securities.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference

12

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities—The Fund may invest in Interest Only Securities ("IOs"). IOs are stripped mortgage backed securities entitled to receive all of the security's interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Income Recognition—Interest income is recorded on an accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$8,095,663

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$1,887,060
Unrealized depreciation	(2,770,009)
Net unrealized depreciation	$(882,949)

13

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2013	$2,326,234
2014	2,884,088
$5,210,322

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.38%
$500 million to $1 billion	0.33%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.27%
$3 billion to $6 billion	0.26%
Over $6 billion	0.25%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.38% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to

14

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.70% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.20% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $24,259,010 and $24,769,019, respectively, of which $24,259,010 and $22,120,255, respectively, were U.S. Government securities.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 88.7% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the average daily loan balance outstanding on the days where borrowing existed was $2,333,333 at a weighted average interest rate of 3.14%.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses

15

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Significant Risks and Contingencies

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper

16

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

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Important Information About This Report

A description of the policies and procedures that Columbia Federal Securities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154833-0608 (08/08) 08/53538

Columbia Federal Securities Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Federal Securities Fund, Variable Series / June 30, 2008

Columbia Federal Securities Fund, Variable Series seeks total return, consisting of current income and capital appreciation.

Jonathan P. Carlson has been the fund's portfolio manager since June 2007.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Federal Securities Fund, Variable Series underperformed its benchmark, the Citigroup Government/Mortgage Bond Index.1 The fund's return was lower than the average return of its peer group, the Lipper General US Government VUF Classification.2 Although the fund's defensive positioning was successful for much of the period, it gave up some performance in April, when riskier market sectors staged a significant rally.

•  In response to credit and liquidity concerns that emerged in 2007, fixed-income investors were demonstrably risk-averse during the past six months. The fund responded to this environment by sharply reducing its commitment to the mortgage-backed securities sector. Whereas mortgages accounted for almost 60% of the portfolio near the end of 2007, we reduced that figure to just 35% through a consistent and judiciously applied selling program. Meanwhile, the fund's Treasury holdings were increased from under 20% of the portfolio to 35% by the end of the period.

•  The fund entered the period with a somewhat longer maturity profile than its benchmark, but we shortened its maturity exposure beginning in February on the grounds that higher food and oil prices suggested a broader uptick in inflation—a move that was good for the fund as interest rates continued to fall through the end of the period. Separately, we used futures contracts to bolster the short-term portion of the portfolio, a move that generated incremental gains as the Federal Reserve Board (the Fed) continued to lower short-term interest rates.

•  Despite the inflationary pressures that have emerged during the past year, the weakness of the economy may limit the extent to which the Fed can combat inflation via higher short-term interest rates. As a result, we have positioned the portfolio to benefit from a rising differential between short-term and long-term rates. In terms of risk exposure, we expect to maintain the fund's risk-averse positioning until we see signs that the market is emerging from its current dislocation, at which point we may adjust holdings to be more in line with the more aggressive positioning that the portfolio has traditionally adopted.

Past performance is no guarantee of future results.

Since economic and market conditions frequently change, there is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup U.S. Government Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government sponsored indices within the U.S. Broad Investment Grade ("BIG") Bond Index. The Mortgage Index tracks the performance of the mortgage component of the U.S. BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an idex.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Federal Securities Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of those additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	1.35	7.20	3.27	5.01
Citigroup Government/ Mortgage Bond Index	1.97	8.97	4.19	5.75

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	10.39	10.53

Annual operating expense ratio (%)*
Class B	0.93

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup U.S. Government Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government sponsored indices within the U.S. Broad Investment Grade ("BIG") Bond Index. The Mortgage Index tracks the performance of the mortgage component of the U.S. BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing fund class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for the periods prior to June 1, 2000 would be lower.

Inception date of Class A shares (oldest existing share class) is January 1, 1989.

2

Understanding Your Expenses

Columbia Federal Securities Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,013.48	1,020.39	4.51	4.52	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES—50.2%
Federal Home Loan Mortgage Corp.
5.500% 08/01/17	$55,486	$56,232
5.500% 12/01/17	23,921	24,243
5.500% 05/01/37	16,241,640	16,025,931
6.000% 04/01/32	20,781	21,157
7.000% 06/01/16	10,329	10,850
7.000% 01/01/26	35,519	37,645
7.500% 02/01/23	23,528	25,444
7.500% 05/01/24	5,242	5,677
10.500% 02/01/19	5,189	6,038
10.750% 11/01/09	1,818	1,841
11.250% 10/01/09	331	344
12.000% 07/01/13	2,082	2,326
12.000% 07/01/20	28,652	30,803
Federal National Mortgage Association
5.000% 02/01/36	5,139,967	4,944,107
5.768% 09/01/37 (a)	4,136,353	4,189,569
6.000% 08/01/22	27,274	27,852
6.000% 12/01/23	95,773	97,496
6.000% 02/01/24	77,746	79,144
6.000% 03/01/24	16,858	17,161
6.000% 11/01/37	6,191,500	6,253,913
6.500% 03/01/09	301	308
6.500% 11/01/23	13,148	13,690
6.500% 01/01/24	23,689	24,666
6.500% 08/01/25	39,453	41,079
6.500% 12/01/25	8,486	8,836
6.500% 01/01/26	18,954	19,736
6.500% 10/01/28	984,178	1,024,141
6.500% 08/01/31	4,260	4,425
6.500% 11/01/37	7,357,137	7,583,041
7.000% 07/01/11	44,645	46,643
7.000% 03/01/15	8,693	9,121
7.000% 03/01/29	95,124	100,626
7.500% 11/01/29	68,941	74,409
8.500% 05/01/30	176,978	194,764
9.000% 05/01/12	3,101	3,235
9.000% 05/01/20	6,314	6,743
10.000% 03/01/16	6,939	7,220
12.250% 09/01/12	10,219	11,137
TBA,:
5.000% 07/01/38 (b)	6,325,000	6,062,120
5.500% 07/01/38 (b)	8,500,000	8,377,812
Government National Mortgage Association
5.625% 07/20/22 (a)	19,073	19,282
5.625% 07/20/25 (a)	31,900	32,251
6.000% 03/15/29	614,035	626,555
6.000% 04/15/29	126,510	129,090
6.000% 05/15/29	128,841	131,468
6.000% 06/15/29	211,149	215,455
6.000% 08/15/29	78,890	80,499
6.500% 10/15/13	17,782	18,446
6.500% 07/15/24	42,679	44,341
6.500% 03/15/28	813,823	846,018

	Par	Value
7.000% 09/15/29	$24,356	$25,961
7.500% 10/15/27	8,722	9,394
7.500% 09/15/29	9,456	10,176
8.500% 04/15/30	446	490
9.000% 06/15/16	10,743	11,700
9.000% 11/15/16	2,358	2,569
9.000% 01/15/17	1,846	2,017
9.000% 03/15/17	8,907	9,732
9.000% 01/15/20	5,147	5,643
9.500% 06/15/09	153	159
9.500% 07/15/09	516	532
9.500% 08/15/09	604	621
9.500% 09/15/09	3,959	4,077
9.500% 10/15/09	7,857	8,090
9.500% 11/15/09	2,801	2,884
9.500% 12/15/09	885	911
9.500% 11/15/10	1,151	1,206
9.500% 08/15/17	205,142	225,017
9.500% 08/15/22	2,164	2,426
10.000% 11/15/09	4,002	4,134
10.000% 06/15/10	50	52
10.000% 10/15/10	1,475	1,553
10.000% 11/15/19	7,161	8,053
11.500% 04/15/13	23,020	25,728
11.500% 05/15/13	12,732	14,230
Total Mortgage-Backed Securities (cost of $57,987,489)		57,992,285
GOVERNMENT & AGENCY OBLIGATIONS—50.0%
Foreign Government Obligations—0.2%
Inter-American Development Bank 8.875% 06/01/09	125,000	131,492
Province of Manitoba 5.500% 10/01/08	50,000	50,331
		181,823
U.S. Government Agencies—18.5%
AID-Israel 5.500% 04/26/24	2,000,000	2,147,308
Federal Home Loan Bank 4.625% 02/18/11 (c)	16,000,000	16,570,624
5.375% 07/17/09	2,000,000	2,050,380
Federal Home Loan Mortgage Corp. 5.875% 03/21/11 (c)	180,000	189,520
6.250% 07/15/32 (c)	100,000	114,462
6.750% 03/15/31 (c)	265,000	319,220
		21,391,514
U.S. Government Obligations—31.3%
U.S. Treasury Bonds 5.250% 11/15/28 (c)	2,200,000	2,384,765
5.500% 08/15/28 (c)	760,000	848,172
6.875% 08/15/25 (c)(d)	2,112,000	2,692,800
7.125% 02/15/23 (c)	1,633,000	2,090,750
U.S. Treasury Notes 4.375% 12/15/10 (c)	605,000	628,302
4.750% 08/15/17 (c)	5,250,000	5,561,719

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
5.000% 02/15/11 (c)	$5,280,000	$5,575,764
5.750% 08/15/10 (c)	13,084,000	13,915,043
6.000% 08/15/09 (c)	1,510,000	1,568,630
6.500% 02/15/10 (c)	850,000	904,453
		36,170,398
Total Government & Agency Obligations (cost of $55,542,910)		57,743,735
ASSET-BACKED SECURITIES—5.6%
Chase Funding Mortgage Loan 5.638% 11/25/31	819,048	553,276
6.448% 09/25/30 (a)	625,929	430,852
6.975% 02/25/32 (a)	976,068	771,985
Harley-Davidson Motorcycle Trust 5.540% 04/15/15	300,000	248,853
JPMorgan Mortgage Acquisition Corp. 5.784% 01/25/37	1,060,000	889,513
MBNA Credit Card Master Note Trust 4.450% 08/15/16 (e)	1,000,000	875,256
Mid-State Trust
7.340% 07/01/35	672,529	677,835
Residential Asset Mortgage Products, Inc.
4.120% 06/25/33	268,063	196,121
5.600% 12/25/33	572,435	305,654
Small Business Administration 5.360% 11/01/26	899,576	899,294
Wachovia Auto Loan Owner Trust 5.650% 02/20/13	700,000	653,120
Total Asset-Backed Securities (cost of $7,942,319)		6,501,759
COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
Agency—1.4%
Federal Home Loan Mortgage Corp. 6.000% 05/15/29	1,555,000	1,600,280
Federal National Mortgage Association 9.250% 03/25/18	29,774	32,617
		1,632,897
Non-Agency—0.8%
American Mortgage Trust 8.445% 09/27/22	2,848	1,724
Citicorp Mortgage Securities, Inc. 10.000% 08/25/17	4,442	4,431
Comfed Savings Bank 5.566% 01/25/18 (a)(f)	11,389	570
First Horizon Asset Securities, Inc. 5.376% 11/25/33 (a)	828,687	519,510

	Par	Value
GSMPS Mortgage Loan Trust 7.750% 09/19/27 (a)(g)	$393,054	$390,216
Nomura Asset Acceptance Corp. 6.664% 05/25/36 (f)(h)	230,000	12,793
		929,244
Total Collateralized Mortgage Obligations (cost of $2,994,931)		2,562,141
COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
Asset Securitization Corp. 6.750% 02/14/43	76,802	76,838
JPMorgan Commercial Mortgage Finance Corp. 7.400% 07/15/31 (a)	1,265,888	1,283,281
LB Commercial Conduit Mortgage Trust 6.210% 10/15/35	1,099,452	1,100,817
Structured Asset Securities Corp. I.O., 2.148% 02/25/28 (a)	790,076	38
Total Commercial Mortgage-Backed Securities (cost of $2,532,708)		2,460,974
CORPORATE FIXED-INCOME BONDS & NOTES—0.5%
Financials— 0.4%
Banks—0.2%
Bank of America Corp. 4.875% 01/15/13 (c)(e)	175,000	170,376
Sovereign Bank 5.125% 03/15/13	100,000	79,721
		250,097
Diversified Financial Services—0.2%
General Electric Capital Corp. 6.750% 03/15/32 (c)	100,000	100,695
JPMorgan Chase & Co. 7.875% 06/15/10	125,000	130,822
		231,517
		481,614
Utilities—0.1%
Electric—0.1%
Hydro Quebec 8.500% 12/01/29	75,000	106,078
Total Corporate Fixed-Income Bonds & Notes (cost of $595,133)		587,692

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL—27.7%
State Street Navigator Securities Lending Prime Portfolio (i) (7 day yield of 2.633%)	32,059,531	$32,059,531
Total Securities Lending Collateral (cost of $32,059,531)		32,059,531
	Par
SHORT-TERM OBLIGATION—0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 08/15/13, market value $482,338 (repurchase proceeds $471,029)	$471,000	471,000
Total Short-Term Obligation (cost of $471,000)		471,000
Total Investments—138.7% (cost of $160,126,021) (j)		160,379,117
Other Assets & Liabilities, Net—(38.7)%		(44,759,298)
Net Assets—100.0%		$115,619,819

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(b)  Security purchased on a delayed delivery basis.

(c)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $31,522,871.

(d)  A portion of this security with a market value of $267,750 is pledged as collateral for open futures contracts.

(e)  Investments in affiliates during the six months ended June 30, 2008:

Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/07:	$175,000
Par purchased:	—
Par sold:	—
Par as of 06/30/08:	$175,000
Interest income earned:	$4,266
Value at end of period:	$170,376

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

Par as of 12/31/07:	$1,000,000
Par purchased:	—
Par sold:	—
Par as of 06/30/08:	$1,000,000
Interest income earned:	$22,250
Value at end of period:	$875,256

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of this security, which is not illiquid, represents 0.3% of net assets.

(h)  Illiquid security.

(i)  Investment made with cash collateral received from securities lending activity.

(j)  Cost for federal income tax purposes is $161,262,066.

At June 30, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
5-Year U.S. Treasury Notes	78	$8,623,266	$8,603,785	Sept-2008	$19,481
10-Year U.S. Treasury Notes	84	9,569,437	9,519,312	Sept-2008	50,125
					$69,606

At June 30, 2008, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)
U.S. Treasury Bond	55	$6,357,656	$6,212,915	Sept-2008	$(144,741)
2-Year U.S. Treasury Notes	55	11,616,172	11,577,321	Sept-2008	(38,851)
					$(183,592)

At June 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	50.2
Government & Agency Obligations	50.0
Asset-Backed Securities	5.6
Collateralized Mortgage Obligations	2.2
Commercial Mortgage-Backed Securities	2.1
Corporate Fixed-Income Bonds & Notes	0.5
110.6
Securities Lending Collateral	27.7
Short-Term Obligation	0.4
Other Assets & Liabilities, Net	(38.7)
100.0

Acronym	Name
I.O.	Interst only

TBA	To Be Announced

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Unaffiliated investments, at cost (including repurchase agreement)	$158,955,001
Affiliated investments, at cost	1,171,020
Total investments, at cost	160,126,021
Unaffiliated investments, at value (including securities on loan of $31,522,871)	$159,333,485
Affiliated investments, at value	1,045,632
Total investments, at value	160,379,117
Cash	243
Receivable for:
Investments sold on a delayed delivery basis	8,696,830
Fund shares sold	157,197
Interest	1,327,929
Securities lending income	13,033
Dollar roll income	81,196
Futures variation margin	14,437
Expense reimbursement due from the Advisor and Distributor	17,382
Trustees' deferred compensation plan	22,624
Total Assets	170,709,988
Liabilities
Collateral on securities loaned	32,059,531
Payable for:
Investments purchased on a delayed delivery basis	22,773,444
Fund shares repurchased	84,627
Investment advisory fee	36,073
Administration fee	14,199
Transfer agent fee	6
Pricing and bookkeeping fees	9,214
Trustees' fees	1,057
Audit fee	29,503
Custody fee	1,429
Distribution fees—Class B	14,681
Chief compliance officer expenses	227
Trustees' deferred compensation plan	22,624
Deferred dollar roll fee income	16,512
Other liabilities	27,042
Total Liabilities	55,090,169
Net Assets	$115,619,819
Net Assets Consist of
Paid-in capital	$111,469,244
Undistributed net investment income	8,428,642
Accumulated net realized loss	(4,417,177)
Net unrealized appreciation (depreciation) on:
Investments	253,096
Futures contracts	(113,986)
Net Assets	$115,619,819
Class A:
Net assets	$47,258,633
Shares outstanding	4,450,299
Net asset value per share	$10.62
Class B:
Net assets	$68,361,186
Shares outstanding	6,493,398
Net asset value per share	$10.53

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Interest	$3,094,045
Interest from affiliates	26,516
Dollar roll fee income	115,070
Securities lending	141,723
Total Investment Income	3,377,354
Expenses
Investment advisory fee	238,239
Administration fee	94,042
Distribution fee—Class B	91,704
Transfer agent fee	144
Pricing and bookkeeping fees	37,517
Trustees' fees	11,197
Custody fee	8,964
Chief compliance officer expenses	300
Other expenses	61,408
Expenses before interest expense	543,515
Interest expense	2,960
Total Expenses	546,475
Fees and expenses waived or reimbursed by Investment Advisor	(13,654)
Fees and expenses waived or reimbursed by Distributor—Class B	(18,224)
Custody earnings credit	(4)
Net Expenses	514,593
Net Investment Income	2,862,761
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(240,309)
Futures contracts	1,151,532
Net realized gain	911,223
Net change in unrealized appreciation (depreciation) on:
Investments	(1,834,372)
Futures contracts	(41,450)
Net change in unrealized appreciation (depreciation)	(1,875,822)
Net Loss	(964,599)
Net Increase Resulting from Operations	$1,898,162

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Federal Securities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$2,862,761	$6,447,742
Net realized gain on investments and futures contracts	911,223	1,367,514
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,875,822)	393,684
Net Increase Resulting from Operations	1,898,162	8,208,940
Distributions to Shareholders
From net investment income:
Class A	—	(3,516,687)
Class B	—	(4,578,976)
Total Distributions to Shareholders	—	(8,095,663)
Share Transactions
Class A:
Subscriptions	542,327	1,275,275
Distributions reinvested	—	3,516,687
Redemptions	(11,058,988)	(13,540,029)
Net Decrease	(10,516,661)	(8,748,067)
Class B:
Subscriptions	1,050,559	5,429,044
Distributions reinvested	—	4,578,976
Redemptions	(11,525,497)	(15,935,517)
Net Decrease	(10,474,938)	(5,927,497)
Net Decrease from Share Transactions	(20,991,599)	(14,675,564)
Total Decrease in Net Assets	(19,093,437)	(14,562,287)
Net Assets
Beginning of period	134,713,256	149,275,543
End of period	$115,619,819	$134,713,256
Undistributed net investment income at end of period	$8,428,642	$5,565,881
Changes in Shares
Class A:
Subscriptions	50,693	122,161
Distributions reinvested	—	354,862
Redemptions	(1,037,735)	(1,303,602)
Net Decrease	(987,042)	(826,579)
Class B:
Subscriptions	99,317	525,805
Distributions reinvested	—	465,344
Redemptions	(1,089,240)	(1,544,504)
Net Decrease	(989,923)	(553,355)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Federal Securities Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006 (a)	2005		2004		2003
Net Asset Value, Beginning of Period	$10.39		$10.40	$10.64	$11.01		$11.12		$11.30
Income from Investment Operations:
Net investment income (b)	0.23		0.45	0.47	0.40		0.44		0.45
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.14	(0.12)	(0.15)		(0.01)		(0.19)
Total from Investment Operations	0.14		0.59	0.35	0.25		0.43		0.26
Less Distributions to Shareholders:
From net investment income	—		(0.60)	(0.59)	(0.58)		(0.53)		(0.44)
From net realized gains	—		—	—	(0.04)		(0.01)		—
Total Distributions to Shareholders	—		(0.60)	(0.59)	(0.62)		(0.54)		(0.44)
Net Asset Value, End of Period	$10.53		$10.39	$10.40	$10.64		$11.01		$11.12
Total return (c)(d)(e)	1.35	%(f)	5.97%	3.39%	2.43%		3.92%		2.32%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.90	%(h)	0.90%	0.90%	0.88%		0.90%		0.90%
Interest expense	—	%(h)(i)	—	—	—		—		—
Net expenses (g)	0.90	%(h)	0.90%	0.90%	0.88%		0.90%		0.90%
Waiver/Reimbursement	0.07	%(h)	0.03%	0.01%	—	%(i)	—	%(i)	0.01%
Net investment income (g)	4.49	%(h)	4.41%	4.48%	3.74%		4.02%		3.99%
Portfolio turnover rate (j)	20	%(f)	199%	89%	127%		14%		47%
Net assets end of period (000's)	$68,361		$77,771	$83,616	$92,884		$103,141		$109,616

(a)  On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would have been reduced.

(d)  Had the investment advisor and/ or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Federal Securities Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1— Quoted Prices	$82,669,863	$(113,986)
Level 2— Other Significant Observable Inputs	77,708,685	—
Level 3—Significant Unobservable Inputs	569	—
Total	$160,379,117	$(113,986)

* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six month period ended June 30, 2008 in which significant

11

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2008	$390,589	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized loss	(483,113)	—
Change in unrealized appreciation	169,538	—
Net sales	(63,652)	—
Transfers in and or out of Level 3	(12,793)	—
Balance as of June 30, 2008	$569	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts—The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Fund may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses futures contracts in an effort to achieve more efficiently, economic exposure similar to that which it could have achieved through the purchase and sale of fixed income securities.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference

12

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities—The Fund may invest in Interest Only Securities ("IOs"). IOs are stripped mortgage backed securities entitled to receive all of the security's interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Income Recognition—Interest income is recorded on an accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income or excise tax provision is recorded.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$8,095,663

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$1,887,060
Unrealized depreciation	(2,770,009)
Net unrealized depreciation	$(882,949)

13

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2013	$2,326,234
2014	2,884,088
$5,210,322

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.38%
$500 million to $1 billion	0.33%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.27%
$3 billion to $6 billion	0.26%
Over $6 billion	0.25%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.38% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to

14

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.70% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.20% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $24,259,010 and $24,769,019, respectively, of which $24,259,010 and $22,120,255, respectively, were U.S. Government securities.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 88.7% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the average daily loan balance outstanding on the days where borrowing existed was $2,333,333 at a weighted average interest rate of 3.14%.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses

15

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Significant Risks and Contingencies

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper

16

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2008 (Unaudited)

purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

17

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Important Information About This Report

A description of the policies and procedures that Columbia Federal Securities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154728-0608 (08/08) 08/55361

Columbia Large Cap Value Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Value Fund, Variable Series / June 30, 2008

Columbia Large Cap Value Fund, Variable Series seeks long-term capital appreciation.

Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and Noah J. Petrucci are co-managers of the fund.

Summary

•  For the six-month period that ended June 30, 2008, the Columbia Large Cap Value Fund, Variable Series, its benchmark—the Russell 1000 Value Index,1—and the average of the funds in its peer group—the Lipper VUF Multi-Cap Value Funds Classification2—all experienced negative returns. In a weak period for the stock market overall, the financials sector was particularly hard hit by credit issues and write-offs that undermined underlying profitability. While the fund's holdings in the sector held up better than financials in the benchmark, significant exposure to the sector was a drag on performance and accounted for its shortfall against the Russell index and Lipper peer group.

•  Wachovia Corp. and Citigroup, Inc. were key detractors from performance (0.6% and 1.5% of net assets, respectively). Credit concerns also hurt General Electric Co. (2.2% of net assets), which owns GE Capital. Retailer J.C. Penney Co., Inc. was a weak performer as consumer spending slowed. We exited the stock and bought Kohl's Corp. based on its strong off-mall positioning (1.0% of net assets). Delays in production of the Boeing 787 Dreamliner affected the stock of supplier Goodrich Corp. (0.6% of net assets); however, the company is driven by airline traffic, not new equipment orders. Therefore, we believe that the reasons for owning the stock remain intact. Boeing's own stock was also affected and we subsequently sold it.

•  Positive contributors included oil and gas names, notably Occidental Petroleum Corp., Hess Corp. and XTO Energy, Inc. (3.5%, 2.5% and 0.8% of net assets, respectively). McDermott International, Inc., an industrials concern with exposure to energy plant and offshore pipeline construction, benefited from higher capital spending in the energy sector (0.6% of net assets). Amgen, Inc., a biotechnology concern (1.5% of net assets), also saw positive results. Power utility Exelon Corp. benefited from higher prices and lower costs due to its large nuclear base (1.3% of net assets).

•  Volatile market conditions and a weakened U.S. economy contributed to a significant decline in stock valuations over the past six months. We believe that the fund is poised to take advantage of now plentiful valuation opportunities, particularly in the financials and consumer cyclical areas. However, we remain cautious, seeking to increase exposure to attractively valued companies with stabilized operating fundamentals and a demonstrated ability to grow in the current environment.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. The price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Large Cap Value Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (07/05/94)	-14.18	-17.67	6.98	3.58
Russell 1000 Value Index	-13.57	-18.78	8.92	4.91

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	18.55	15.92

Annual operating expense ratio (%)*
Class A	0.87

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Large Cap Value Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	858.18	1,020.89	3.70	4.02	0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—97.8%
Consumer Discretionary—6.8%
Hotels, Restaurants & Leisure—1.7%
Carnival Corp. (a)	36,000	$1,186,560
McDonald's Corp.	28,805	1,619,417
		2,805,977
Household Durables—0.9%
Sony Corp., ADR	35,500	1,552,770
Multiline Retail—2.0%
Kohl's Corp. (b)	40,000	1,601,600
Macy's, Inc.	84,900	1,648,758
		3,250,358
Specialty Retail—0.9%
Lowe's Companies, Inc.	74,000	1,535,500
Textiles, Apparel & Luxury Goods—1.3%
V.F. Corp.	31,100	2,213,698
Consumer Staples—11.2%
Beverages—1.5%
Anheuser-Busch Companies, Inc.	13,300	826,196
Diageo PLC, ADR (a)	22,157	1,636,738
		2,462,934
Food & Staples Retailing—1.7%
Sysco Corp. (a)	51,500	1,416,765
Wal-Mart Stores, Inc.	25,700	1,444,340
		2,861,105
Food Products—2.2%
ConAgra Foods, Inc.	101,400	1,954,992
Smithfield Foods, Inc. (b)	42,800	850,864
Tyson Foods, Inc., Class A	55,200	824,688
		3,630,544
Household Products—1.1%
Procter & Gamble Co.	29,200	1,775,652
Personal Products—1.0%
Avon Products, Inc.	48,400	1,743,368
Tobacco—3.7%
Lorillard, Inc. (b)	63,700	4,405,492
Philip Morris International, Inc.	36,716	1,813,403
		6,218,895
Energy—20.8%
Energy Equipment & Services—1.7%
Halliburton Co.	19,848	1,053,333
Smith International, Inc.	5,620	467,247
Weatherford International Ltd. (b)	28,000	1,388,520
		2,909,100
Oil, Gas & Consumable Fuels—19.1%
Chevron Corp.	31,500	3,122,595
ConocoPhillips	48,786	4,604,911
El Paso Corp.	46,900	1,019,606
Exxon Mobil Corp.	102,594	9,041,609
Hess Corp.	33,200	4,189,508

	Shares	Value
Newfield Exploration Co. (b)	26,400	$1,722,600
Occidental Petroleum Corp.	64,500	5,795,970
Valero Energy Corp.	26,800	1,103,624
XTO Energy, Inc.	20,200	1,383,902
		31,984,325
Financials—24.0%
Capital Markets—3.5%
Goldman Sachs Group, Inc.	10,800	1,888,920
Merrill Lynch & Co., Inc.	38,900	1,233,519
Morgan Stanley	31,400	1,132,598
State Street Corp.	26,300	1,682,937
		5,937,974
Commercial Banks—6.1%
PNC Financial Services Group, Inc.	30,890	1,763,819
U.S. Bancorp (a)	135,046	3,766,433
Wachovia Corp. (a)	64,789	1,006,173
Wells Fargo & Co.	155,310	3,688,613
		10,225,038
Diversified Financial Services—5.1%
Citigroup, Inc.	149,655	2,508,218
JPMorgan Chase & Co.	174,792	5,997,113
		8,505,331
Insurance—5.8%
ACE Ltd.	62,500	3,443,125
Hartford Financial Services Group, Inc.	23,565	1,521,592
Loews Corp. (a)	51,700	2,424,730
Marsh & McLennan Companies, Inc.	32,030	850,396
Prudential Financial, Inc.	24,500	1,463,630
		9,703,473
Real Estate Investment Trusts (REITs)—2.7%
General Growth Properties, Inc. (a)	36,700	1,285,601
Plum Creek Timber Co., Inc. (a)	44,100	1,883,511
Rayonier, Inc. (a)	32,100	1,362,966
		4,532,078
Thrifts & Mortgage Finance—0.8%
Fannie Mae (a)	31,400	612,614
Freddie Mac	39,800	652,720
		1,265,334
Health Care—7.7%
Biotechnology—1.5%
Amgen, Inc. (b)	54,700	2,579,652
Health Care Providers & Services—1.9%
CIGNA Corp.	35,533	1,257,513
Medco Health Solutions, Inc. (b)	39,200	1,850,240
		3,107,753
Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc. (b)	26,100	1,454,553

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Pharmaceuticals—3.4%
Johnson & Johnson	66,300	$4,265,742
Merck & Co., Inc.	37,400	1,409,606
		5,675,348
Industrials—6.7%
Aerospace & Defense—3.1%
Goodrich Corp.	22,300	1,058,358
L-3 Communications Holdings, Inc. (a)	14,400	1,308,528
United Technologies Corp.	46,330	2,858,561
		5,225,447
Industrial Conglomerates—2.7%
General Electric Co.	135,588	3,618,844
McDermott International, Inc. (b)	14,944	924,884
		4,543,728
Machinery—0.9%
Eaton Corp.	17,700	1,503,969
Information Technology—6.6%
Computers & Peripherals—2.7%
EMC Corp. (b)	89,900	1,320,631
Hewlett-Packard Co.	74,400	3,289,224
		4,609,855
IT Services—0.4%
Visa, Inc., Class A (b)	7,966	647,715
Semiconductors & Semiconductor Equipment—2.4%
Intel Corp.	61,400	1,318,872
Intersil Corp., Class A	48,400	1,177,088
NVIDIA Corp. (b)	32,350	605,592
Texas Instruments, Inc.	31,400	884,224
		3,985,776
Software—1.1%
BMC Software, Inc. (b)	23,500	846,000
Electronic Arts, Inc. (b)	22,500	999,675
		1,845,675
Materials—3.8%
Chemicals—0.8%
E.I. Du Pont de Nemours & Co.	30,800	1,321,012
Metals & Mining—2.0%
Alcoa, Inc.	42,200	1,503,164
Allegheny Technologies, Inc. (a)	6,000	355,680
Freeport-McMoRan Copper & Gold, Inc.	5,800	679,702
Nucor Corp. (a)	11,600	866,172
		3,404,718
Paper & Forest Products—1.0%
Weyerhaeuser Co. (a)	31,800	1,626,252

	Shares	Value
Telecommunication Services—4.6%
Diversified Telecommunication Services—4.6%
AT&T, Inc.	174,984	$5,895,211
Verizon Communications, Inc.	51,745	1,831,773
		7,726,984
Utilities—5.6%
Electric Utilities—3.6%
Exelon Corp.	24,500	2,204,020
FPL Group, Inc.	33,800	2,216,604
PPL Corp.	32,500	1,698,775
		6,119,399
Multi-Utilities—2.0%
PG&E Corp. (a)	28,830	1,144,263
Public Service Enterprise Group, Inc.	46,672	2,143,645
		3,287,908
Total Common Stocks (cost of $154,156,274)		163,779,198
CONVERTIBLE PREFERRED STOCK—0.5%
Health Care—0.5%
Pharmaceuticals—0.5%
Schering-Plough Corp., 6.000%	4,100	785,191
Total Convertible Preferred Stock (cost of $1,087,279)		785,191
SECURITIES LENDING COLLATERAL—12.2%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.633%)	20,499,219	20,499,219
Total Securities Lending Collateral (cost of $20,499,219)		20,499,219
	Par
SHORT-TERM OBLIGATION—1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $2,115,525 (repurchase proceeds $2,072,092)	$2,072,000	2,072,000
Total Short-Term Obligation (cost of $2,072,000)		2,072,000
Total Investments—111.7% (cost of $177,814,772) (d)		187,135,608
Other Assets & Liabilities, Net—(11.7)%		(19,658,413)
Net Assets—100.0%		$167,477,195

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $19,714,329.

(b)  Non-income producing security.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $177,832,302.

For the six months ended June 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	22	$8,365
Options written	69	17,733
Options terminated in closing purchase transactions	—	—
Options exercised	(91)	(26,098)
Options expired	—	—
Options outstanding at June 30, 2008	—	$—

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	24.0
Energy	20.8
Consumer Staples	11.2
Health Care	8.2
Consumer Discretionary	6.8
Industrials	6.7
Information Technology	6.6
Utilities	5.6
Telecommunication Services	4.6
Materials	3.8
98.3
Securities Lending Collateral	12.2
Short-Term Obligation	1.2
Other Assets & Liabilities, Net	(11.7)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$177,814,772
Investments, at value (including securities on loan of $19,714,329)	$187,135,608
Cash	202
Receivable for:
Investments sold	4,575,754
Fund shares sold	196,803
Interest	92
Dividends	244,313
Securities lending income	9,167
Expense reimbursement due from Investment Advisor	10,972
Trustees' deferred compensation plan	35,325
Total Assets	192,208,236
Liabilities
Collateral on securities loaned	20,499,219
Payable for:
Investments purchased	3,869,036
Fund shares repurchased	84,465
Investment advisory fee	114,777
Transfer agent fee	2
Pricing and bookkeeping fees	11,530
Trustees' fees	54,304
Audit fee	24,019
Custody fee	6,983
Distribution fee — Class B	6,489
Chief compliance officer expenses	149
Trustees' deferred compensation plan	35,325
Other liabilities	24,743
Total Liabilities	24,731,041
Net Assets	$167,477,195
Net Assets Consist of
Paid-in capital	$151,535,724
Undistributed net investment income	5,371,669
Accumulated net realized gain	1,248,966
Net unrealized appreciation on investments	9,320,836
Net Assets	$167,477,195
Class A:
Net assets	$140,129,386
Shares outstanding	8,801,423
Net asset value per share	$15.92
Class B:
Net assets	$27,347,809
Shares outstanding	1,727,223
Net asset value per share	$15.83

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Large Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$2,341,697
Interest	19,819
Securities lending	51,426
Foreign taxes withheld	(7,108)
Total Investment Income	2,405,834
Expenses
Investment advisory fee	736,121
Distribution fee — Class B	39,285
Transfer agent fee	187
Pricing and bookkeeping fees	39,798
Trustees' fees	16,922
Custody fee	9,132
Chief compliance officer expenses	327
Other expenses	56,383
Total Expenses	898,155
Fees and expenses waived or reimbursed by Investment Advisor	(95,290)
Fees waived by Distributor — Class B	(3,143)
Custody earnings credits	(21)
Net Expenses	799,701
Net Investment Income	1,606,133
Net Realized and Unrealized Gain (Loss) on Investments and Written Options
Net realized gain (loss) on:
Investments	(6,468,574)
Written options	26,098
Net realized loss	(6,442,476)
Net change in unrealized appreciation (depreciation) on:
Investments	(24,844,493)
Written options	(2,425)
Net change in unrealized appreciation (depreciation)	(24,846,918)
Net Loss	(31,289,394)
Net Decrease Resulting from Operations	$(29,683,261)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Large Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$1,606,133	$3,812,442
Net realized gain (loss) on investments and written options	(6,442,476)	25,910,726
Net change in unrealized appreciation (depreciation) on investments	(24,846,918)	(21,313,716)
Net Increase (Decrease) Resulting from Operations	(29,683,261)	8,409,452
Distributions to Shareholders
From net investment income:
Class A	—	(3,039,503)
Class B	—	(516,224)
From net realized gains:
Class A	—	(14,477,553)
Class B	—	(2,862,346)
Total Distributions to Shareholders	—	(20,895,626)
Share Transactions
Class A:
Subscriptions	1,124,177	6,760,893
Distributions reinvested	—	17,517,056
Redemptions	(21,444,878)	(60,056,934)
Net Decrease	(20,320,701)	(35,778,985)
Class B:
Subscriptions	1,154,729	2,250,582
Distributions reinvested	—	3,378,570
Redemptions	(5,191,992)	(10,802,597)
Net Decrease	(4,037,263)	(5,173,445)
Net Decrease from Share Transactions	(24,357,964)	(40,952,430)
Total Decrease in Net Assets	(54,041,225)	(53,438,604)
Net Assets
Beginning of period	221,518,420	274,957,024
End of period	$167,477,195	$221,518,420
Undistributed net investment income at end of period	$5,371,669	$3,765,536
Changes in Shares
Class A:
Subscriptions	66,798	341,313
Distributions reinvested	—	886,491
Redemptions	(1,253,032)	(3,037,563)
Net Decrease	(1,186,234)	(1,809,759)
Class B:
Subscriptions	67,533	112,610
Distributions reinvested	—	171,588
Redemptions	(303,116)	(553,194)
Net Decrease	(235,583)	(268,996)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Large Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2008		2007		2006 (a)	2005		2004	2003
Net Asset Value, Beginning of Period	$18.55		$19.61		$16.83	$15.82		$14.15	$11.97
Income from Investment Operations:
Net investment income (b)	0.15		0.30		0.26	0.26		0.25	0.21
Net realized and unrealized gain on investments and written options	(2.78)		0.34		2.77	0.75		1.70	2.16
Total from Investment Operations	(2.63)		0.64		3.03	1.01		1.95	2.37
Less Distributions to Shareholders:
From net investment income	—		(0.29)		(0.25)	—		(0.28)	(0.19)
From net realized gains	—		(1.41)		—	—		—	—
Total Distributions to Shareholders	—		(1.70)		(0.25)	—		(0.28)	(0.19)
Net Asset Value, End of Period	$15.92		$18.55		$19.61	$16.83		$15.82	$14.15
Total return (c)(d)(e)	(14.18	)%(f)	2.74%		18.16%	6.38	%(g)	13.76%	19.79%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.80	%(i)	0.80%		0.80%	0.80%		0.76%	0.80%
Interest expense	—		—	%(j)	—	—		—	—
Net expenses (h)	0.80	%(i)	0.80%		0.80%	0.80%		0.76%	0.80%
Waiver/Reimbursement	0.10	%(i)	0.07%		0.07%	0.05%		0.11%	0.09%
Net investment income (h)	1.72	%(i)	1.53%		1.45%	1.62%		1.68%	1.66%
Portfolio turnover rate	28	%(f)	76%		59%	73%		37%	73%
Net assets, end of period (000's)	$140,129		$185,268		$231,354	$170,489		$206,695	$216,923

(a)  On May 1, 2006, Liberty Growth & Income Fund, Variable Series, was renamed Columbia Large Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1— Quoted Prices	$185,063,608	$—
Level 2— Other Significant Observable Inputs	2,072,000	—
Level 3— Significant Unobservable Inputs	—	—
Total	$187,135,608	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

11

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these

12

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$3,555,727
Long-Term Capital Gains	17,339,899

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$19,225,866
Unrealized depreciation	(9,922,560)
Net unrealized appreciation	$9,303,306

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$13,766,152

Under current tax rules, certain currency (and capital) losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, post-October capital losses of $1,943,318 attributed to security transactions were deferred to January 1, 2008.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.77%
$500 million to $1 billion	0.72%
$1 billion to $1.5 billion	0.67%
$1.5 billion to $3 billion	0.62%
$3 billion to $6 billion	0.60%
Over $6 billion	0.58%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.77% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services

13

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services reported by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to waive the Class B distribution fees at the annual rate of 0.02% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $52,400,800 and $75,363,300, respectively of which $334,436 and $149,305, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

14

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 82.1% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of

15

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

16

Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154630-0608 (08/08) 08/53125

Columbia Large Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Value Fund, Variable Series / June 30, 2008

Columbia Large Cap Value Fund, Variable Series seeks long-term capital appreciation.

Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and Noah J. Petrucci are co-managers of the fund.

Summary

•  For the six-month period that ended June 30, 2008, the Columbia Large Cap Value Fund, Variable Series, its benchmark—the Russell 1000 Value Index,1—and the average of the funds in its peer group—the Lipper VUF Multi-Cap Value Funds Classification2—all experienced negative returns. In a weak period for the stock market overall, the financials sector was particularly hard hit by credit issues and write-offs that undermined underlying profitability. While the fund's holdings in the sector held up better than financials in the benchmark, significant exposure to the sector was a drag on performance and accounted for its shortfall against the Russell index and Lipper peer group.

•  Wachovia Corp. and Citigroup, Inc. were key detractors from performance (0.6% and 1.5% of net assets, respectively). Credit concerns also hurt General Electric Co. (2.2% of net assets), which owns GE Capital. Retailer J.C. Penney Co., Inc. was a weak performer as consumer spending slowed. We exited the stock and bought Kohl's Corp. based on its strong off-mall positioning (1.0% of net assets). Delays in production of the Boeing 787 Dreamliner affected the stock of supplier Goodrich Corp. (0.6% of net assets); however, the company is driven by airline traffic, not new equipment orders. Therefore, we believe that the reasons for owning the stock remain intact. Boeing's own stock was also affected and we subsequently sold it.

•  Positive contributors included oil and gas names, notably Occidental Petroleum Corp., Hess Corp. and XTO Energy, Inc. (3.5%, 2.5% and 0.8% of net assets, respectively). McDermott International, Inc., an industrials concern with exposure to energy plant and offshore pipeline construction, benefited from higher capital spending in the energy sector (0.6% of net assets). Amgen, Inc., a biotechnology concern (1.5% of net assets), also saw positive results. Power utility Exelon Corp. benefited from higher prices and lower costs due to its large nuclear base (1.3% of net assets).

•  Volatile market conditions and a weakened U.S. economy contributed to a significant decline in stock valuations over the past six months. We believe that the fund is poised to take advantage of now plentiful valuation opportunities, particularly in the financials and consumer cyclical areas. However, we remain cautious, seeking to increase exposure to attractively valued companies with stabilized operating fundamentals and a demonstrated ability to grow in the current environment.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. The price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Large Cap Value Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	-14.29	-17.88	6.73	3.42
Russell 1000 Value Index	-13.57	-18.78	8.92	4.91

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	18.47	15.83

Annual operating expense ratio (%)*
Class B	1.12

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for the periods prior to June 1, 2000 would be lower.

Inception date of Class A shares (oldest existing share class) is July 5, 1994.

2

Understanding Your Expenses

Columbia Large Cap Value Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	857.09	1,019.74	4.76	5.17	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—97.8%
Consumer Discretionary—6.8%
Hotels, Restaurants & Leisure—1.7%
Carnival Corp. (a)	36,000	$1,186,560
McDonald's Corp.	28,805	1,619,417
		2,805,977
Household Durables—0.9%
Sony Corp., ADR	35,500	1,552,770
Multiline Retail—2.0%
Kohl's Corp. (b)	40,000	1,601,600
Macy's, Inc.	84,900	1,648,758
		3,250,358
Specialty Retail—0.9%
Lowe's Companies, Inc.	74,000	1,535,500
Textiles, Apparel & Luxury Goods—1.3%
V.F. Corp.	31,100	2,213,698
Consumer Staples—11.2%
Beverages—1.5%
Anheuser-Busch Companies, Inc.	13,300	826,196
Diageo PLC, ADR (a)	22,157	1,636,738
		2,462,934
Food & Staples Retailing—1.7%
Sysco Corp. (a)	51,500	1,416,765
Wal-Mart Stores, Inc.	25,700	1,444,340
		2,861,105
Food Products—2.2%
ConAgra Foods, Inc.	101,400	1,954,992
Smithfield Foods, Inc. (b)	42,800	850,864
Tyson Foods, Inc., Class A	55,200	824,688
		3,630,544
Household Products—1.1%
Procter & Gamble Co.	29,200	1,775,652
Personal Products—1.0%
Avon Products, Inc.	48,400	1,743,368
Tobacco—3.7%
Lorillard, Inc. (b)	63,700	4,405,492
Philip Morris International, Inc.	36,716	1,813,403
		6,218,895
Energy—20.8%
Energy Equipment & Services—1.7%
Halliburton Co.	19,848	1,053,333
Smith International, Inc.	5,620	467,247
Weatherford International Ltd. (b)	28,000	1,388,520
		2,909,100
Oil, Gas & Consumable Fuels—19.1%
Chevron Corp.	31,500	3,122,595
ConocoPhillips	48,786	4,604,911
El Paso Corp.	46,900	1,019,606
Exxon Mobil Corp.	102,594	9,041,609
Hess Corp.	33,200	4,189,508

	Shares	Value
Newfield Exploration Co. (b)	26,400	$1,722,600
Occidental Petroleum Corp.	64,500	5,795,970
Valero Energy Corp.	26,800	1,103,624
XTO Energy, Inc.	20,200	1,383,902
		31,984,325
Financials—24.0%
Capital Markets—3.5%
Goldman Sachs Group, Inc.	10,800	1,888,920
Merrill Lynch & Co., Inc.	38,900	1,233,519
Morgan Stanley	31,400	1,132,598
State Street Corp.	26,300	1,682,937
		5,937,974
Commercial Banks—6.1%
PNC Financial Services Group, Inc.	30,890	1,763,819
U.S. Bancorp (a)	135,046	3,766,433
Wachovia Corp. (a)	64,789	1,006,173
Wells Fargo & Co.	155,310	3,688,613
		10,225,038
Diversified Financial Services—5.1%
Citigroup, Inc.	149,655	2,508,218
JPMorgan Chase & Co.	174,792	5,997,113
		8,505,331
Insurance—5.8%
ACE Ltd.	62,500	3,443,125
Hartford Financial Services Group, Inc.	23,565	1,521,592
Loews Corp. (a)	51,700	2,424,730
Marsh & McLennan Companies, Inc.	32,030	850,396
Prudential Financial, Inc.	24,500	1,463,630
		9,703,473
Real Estate Investment Trusts (REITs)—2.7%
General Growth Properties, Inc. (a)	36,700	1,285,601
Plum Creek Timber Co., Inc. (a)	44,100	1,883,511
Rayonier, Inc. (a)	32,100	1,362,966
		4,532,078
Thrifts & Mortgage Finance—0.8%
Fannie Mae (a)	31,400	612,614
Freddie Mac	39,800	652,720
		1,265,334
Health Care—7.7%
Biotechnology—1.5%
Amgen, Inc. (b)	54,700	2,579,652
Health Care Providers & Services—1.9%
CIGNA Corp.	35,533	1,257,513
Medco Health Solutions, Inc. (b)	39,200	1,850,240
		3,107,753
Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc. (b)	26,100	1,454,553

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Pharmaceuticals—3.4%
Johnson & Johnson	66,300	$4,265,742
Merck & Co., Inc.	37,400	1,409,606
		5,675,348
Industrials—6.7%
Aerospace & Defense—3.1%
Goodrich Corp.	22,300	1,058,358
L-3 Communications Holdings, Inc. (a)	14,400	1,308,528
United Technologies Corp.	46,330	2,858,561
		5,225,447
Industrial Conglomerates—2.7%
General Electric Co.	135,588	3,618,844
McDermott International, Inc. (b)	14,944	924,884
		4,543,728
Machinery—0.9%
Eaton Corp.	17,700	1,503,969
Information Technology—6.6%
Computers & Peripherals—2.7%
EMC Corp. (b)	89,900	1,320,631
Hewlett-Packard Co.	74,400	3,289,224
		4,609,855
IT Services—0.4%
Visa, Inc., Class A (b)	7,966	647,715
Semiconductors & Semiconductor Equipment—2.4%
Intel Corp.	61,400	1,318,872
Intersil Corp., Class A	48,400	1,177,088
NVIDIA Corp. (b)	32,350	605,592
Texas Instruments, Inc.	31,400	884,224
		3,985,776
Software—1.1%
BMC Software, Inc. (b)	23,500	846,000
Electronic Arts, Inc. (b)	22,500	999,675
		1,845,675
Materials—3.8%
Chemicals—0.8%
E.I. Du Pont de Nemours & Co.	30,800	1,321,012
Metals & Mining—2.0%
Alcoa, Inc.	42,200	1,503,164
Allegheny Technologies, Inc. (a)	6,000	355,680
Freeport-McMoRan Copper & Gold, Inc.	5,800	679,702
Nucor Corp. (a)	11,600	866,172
		3,404,718
Paper & Forest Products—1.0%
Weyerhaeuser Co. (a)	31,800	1,626,252

	Shares	Value
Telecommunication Services—4.6%
Diversified Telecommunication Services—4.6%
AT&T, Inc.	174,984	$5,895,211
Verizon Communications, Inc.	51,745	1,831,773
		7,726,984
Utilities—5.6%
Electric Utilities—3.6%
Exelon Corp.	24,500	2,204,020
FPL Group, Inc.	33,800	2,216,604
PPL Corp.	32,500	1,698,775
		6,119,399
Multi-Utilities—2.0%
PG&E Corp. (a)	28,830	1,144,263
Public Service Enterprise Group, Inc.	46,672	2,143,645
		3,287,908
Total Common Stocks (cost of $154,156,274)		163,779,198
CONVERTIBLE PREFERRED STOCK—0.5%
Health Care—0.5%
Pharmaceuticals—0.5%
Schering-Plough Corp., 6.000%	4,100	785,191
Total Convertible Preferred Stock (cost of $1,087,279)		785,191
SECURITIES LENDING COLLATERAL—12.2%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.633%)	20,499,219	20,499,219
Total Securities Lending Collateral (cost of $20,499,219)		20,499,219
	Par
SHORT-TERM OBLIGATION—1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $2,115,525 (repurchase proceeds $2,072,092)	$2,072,000	2,072,000
Total Short-Term Obligation (cost of $2,072,000)		2,072,000
Total Investments—111.7% (cost of $177,814,772) (d)		187,135,608
Other Assets & Liabilities, Net—(11.7)%		(19,658,413)
Net Assets—100.0%		$167,477,195

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Notes to Investment Portfolio:

(a)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $19,714,329.

(b)  Non-income producing security.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $177,832,302.

For the six months ended June 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	22	$8,365
Options written	69	17,733
Options terminated in closing purchase transactions	—	—
Options exercised	(91)	(26,098)
Options expired	—	—
Options outstanding at June 30, 2008	—	$—

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	24.0
Energy	20.8
Consumer Staples	11.2
Health Care	8.2
Consumer Discretionary	6.8
Industrials	6.7
Information Technology	6.6
Utilities	5.6
Telecommunication Services	4.6
Materials	3.8
98.3
Securities Lending Collateral	12.2
Short-Term Obligation	1.2
Other Assets & Liabilities, Net	(11.7)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$177,814,772
Investments, at value (including securities on loan of $19,714,329)	$187,135,608
Cash	202
Receivable for:
Investments sold	4,575,754
Fund shares sold	196,803
Interest	92
Dividends	244,313
Securities lending income	9,167
Expense reimbursement due from Investment Advisor	10,972
Trustees' deferred compensation plan	35,325
Total Assets	192,208,236
Liabilities
Collateral on securities loaned	20,499,219
Payable for:
Investments purchased	3,869,036
Fund shares repurchased	84,465
Investment advisory fee	114,777
Transfer agent fee	2
Pricing and bookkeeping fees	11,530
Trustees' fees	54,304
Audit fee	24,019
Custody fee	6,983
Distribution fee — Class B	6,489
Chief compliance officer expenses	149
Trustees' deferred compensation plan	35,325
Other liabilities	24,743
Total Liabilities	24,731,041
Net Assets	$167,477,195
Net Assets Consist of
Paid-in capital	$151,535,724
Undistributed net investment income	5,371,669
Accumulated net realized gain	1,248,966
Net unrealized appreciation on investments	9,320,836
Net Assets	$167,477,195
Class A:
Net assets	$140,129,386
Shares outstanding	8,801,423
Net asset value per share	$15.92
Class B:
Net assets	$27,347,809
Shares outstanding	1,727,223
Net asset value per share	$15.83

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Large Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$2,341,697
Interest	19,819
Securities lending	51,426
Foreign taxes withheld	(7,108)
Total Investment Income	2,405,834
Expenses
Investment advisory fee	736,121
Distribution fee — Class B	39,285
Transfer agent fee	187
Pricing and bookkeeping fees	39,798
Trustees' fees	16,922
Custody fee	9,132
Chief compliance officer expenses	327
Other expenses	56,383
Total Expenses	898,155
Fees and expenses waived or reimbursed by Investment Advisor	(95,290)
Fees waived by Distributor — Class B	(3,143)
Custody earnings credits	(21)
Net Expenses	799,701
Net Investment Income	1,606,133
Net Realized and Unrealized Gain (Loss) on Investments and Written Options
Net realized gain (loss) on:
Investments	(6,468,574)
Written options	26,098
Net realized loss	(6,442,476)
Net change in unrealized appreciation (depreciation) on:
Investments	(24,844,493)
Written options	(2,425)
Net change in unrealized appreciation (depreciation)	(24,846,918)
Net Loss	(31,289,394)
Net Decrease Resulting from Operations	$(29,683,261)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Large Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$1,606,133	$3,812,442
Net realized gain (loss) on investments and written options	(6,442,476)	25,910,726
Net change in unrealized appreciation (depreciation) on investments	(24,846,918)	(21,313,716)
Net Increase (Decrease) Resulting from Operations	(29,683,261)	8,409,452
Distributions to Shareholders
From net investment income:
Class A	—	(3,039,503)
Class B	—	(516,224)
From net realized gains:
Class A	—	(14,477,553)
Class B	—	(2,862,346)
Total Distributions to Shareholders	—	(20,895,626)
Share Transactions
Class A:
Subscriptions	1,124,177	6,760,893
Distributions reinvested	—	17,517,056
Redemptions	(21,444,878)	(60,056,934)
Net Decrease	(20,320,701)	(35,778,985)
Class B:
Subscriptions	1,154,729	2,250,582
Distributions reinvested	—	3,378,570
Redemptions	(5,191,992)	(10,802,597)
Net Decrease	(4,037,263)	(5,173,445)
Net Decrease from Share Transactions	(24,357,964)	(40,952,430)
Total Decrease in Net Assets	(54,041,225)	(53,438,604)
Net Assets
Beginning of period	221,518,420	274,957,024
End of period	$167,477,195	$221,518,420
Undistributed net investment income at end of period	$5,371,669	$3,765,536
Changes in Shares
Class A:
Subscriptions	66,798	341,313
Distributions reinvested	—	886,491
Redemptions	(1,253,032)	(3,037,563)
Net Decrease	(1,186,234)	(1,809,759)
Class B:
Subscriptions	67,533	112,610
Distributions reinvested	—	171,588
Redemptions	(303,116)	(553,194)
Net Decrease	(235,583)	(268,996)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Large Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006(a)	2005		2004	2003
Net Asset Value, Beginning of Period	$18.47		$19.54		$16.78	$15.80		$14.14	$11.95
Income from Investment Operations:
Net investment income (b)	0.13		0.26		0.22	0.22		0.21	0.18
Net realized and unrealized gain on investments and written options	(2.77)		0.33		2.75	0.76		1.69	2.17
Total from Investment Operations	(2.64)		0.59		2.97	0.98		1.90	2.35
Less Distributions to Shareholders:
From net investment income	—		(0.25)		(0.21)	—		(0.24)	(0.16)
From net realized gains	—		(1.41)		—	—		—	—
Total Distributions to Shareholders	—		(1.66)		(0.21)	—		(0.24)	(0.16)
Net Asset Value, End of Period	$15.83		$18.47		$19.54	$16.78		$15.80	$14.14
Total return (c)(d)(e)	(14.29	)%(f)	2.49%		17.85%	6.20	%(g)	13.46%	19.66%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.03	%(i)	1.03%		1.03%	1.03%		0.99%	1.00%
Interest expense	—		—	%(j)	—	—		—	—
Net expenses (h)	1.03	%(i)	1.03%		1.03%	1.03%		0.99%	1.00%
Waiver/Reimbursement	0.12	%(i)	0.09%		0.09%	0.07%		0.13%	0.14%
Net investment income (h)	1.49	%(i)	1.30%		1.21%	1.39%		1.45%	1.46%
Portfolio turnover rate	28	%(f)	76%		59%	73%		37%	73%
Net assets, end of period (000's)	$27,348		$36,250		$43,603	$42,407		$46,396	$44,594

(a)  On May 1, 2006, Liberty Growth & Income Fund, Variable Series, was renamed Columbia Large Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1— Quoted Prices	$185,063,608	$—
Level 2— Other Significant Observable Inputs	2,072,000	—
Level 3— Significant Unobservable Inputs	—	—
Total	$187,135,608	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

11

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these

12

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$3,555,727
Long-Term Capital Gains	17,339,899

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$19,225,866
Unrealized depreciation	(9,922,560)
Net unrealized appreciation	$9,303,306

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$13,766,152

Under current tax rules, certain currency (and capital) losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, post-October capital losses of $1,943,318 attributed to security transactions were deferred to January 1, 2008.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.77%
$500 million to $1 billion	0.72%
$1 billion to $1.5 billion	0.67%
$1.5 billion to $3 billion	0.62%
$3 billion to $6 billion	0.60%
Over $6 billion	0.58%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.77% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services

13

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services reported by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to waive the Class B distribution fees at the annual rate of 0.02% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $52,400,800 and $75,363,300, respectively of which $334,436 and $149,305, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

14

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 82.1% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of

15

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

16

Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154726-0608 (08/08) 55347

Columbia Money Market Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2008 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Money Market Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
The Fund (01/01/89)	1.43	3.95	3.03	3.37
Lipper Variable Underlying
Funds Money Market
Classification average	1.35	3.72	2.87	3.34

Inception date of the fund is in parentheses.

7–day yield  2.27%

The 7-day yield reflects the current earnings of the fund, while the total return reflects past holding periods.

Net asset value per share ($)	12/31/07	06/30/08
The Fund	1.00	1.00

Annual operating expense ratio (%)*

The Fund	0.60

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Lipper, Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with similar investment objectives as those of the fund. Lipper makes no adjustments for the effect of sales loads.

1

Understanding Your Expenses

Columbia Money Market Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
The Fund	1,000.00	1,000.00	1,014.32	1,022.63	2.25	2.26	0.45

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. As a shareholder of the fund, you do not incur any transaction costs, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Money Market Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
COMMERCIAL PAPER—60.1%
Amstel Funding Corp. 2.650% 07/11/08 (a)	$5,000,000	$4,996,319
Archer-Daniels Midland Co. 2.160% 08/08/08 (a)(b)	7,250,000	7,233,470
Cancara Asset Securitisation LLC 2.850% 07/07/08 (a)(b)	5,000,000	4,997,625
Chariot Funding LLC 2.600% 07/01/08	7,000,000	7,000,000
Ciesco LLC 2.530% 07/16/08 (a)(b)	7,000,000	6,992,621
Clipper Receivables Co. LLC 3.000% 09/12/08 (a)	6,000,000	5,963,500
CRC Funding LLC 2.580% 08/04/08 (a)(b)	6,500,000	6,484,162
Edison Asset Securitization LLC 2.600% 08/08/08 (a)(b)	5,000,000	4,986,278
Fairway Finance LLC 2.770% 08/22/08 (a)	2,000,000	1,991,998
Falcon Asset Securitization Co. LLC 2.600% 07/01/08	7,000,000	7,000,000
FCAR Owner Trust I 3.000% 07/15/08 (a)	4,500,000	4,494,750
Gemini Securitization Corp. LLC 2.670% 07/11/08 (a)(b)	2,000,000	1,998,517
General Electric Capital Corp. 2.820% 09/23/08 (a)	3,000,000	2,980,260
JPMorgan Chase & Co. 2.500% 08/11/08 (a)	5,000,000	4,985,764
2.640% 07/16/08 (a)	3,000,000	2,996,700
Jupiter Securitization Co. LLC 2.700% 07/07/08 (a)(b)	2,000,000	1,999,100
Old Line Funding LLC 2.770% 08/15/08 (a)(b)	7,000,000	6,975,763
Solitaire Funding LLC 2.830% 07/11/08 (a)(b)	5,000,000	4,996,069
Surrey Funding Corp. 3.000% 07/01/08	7,653,000	7,653,000
Thames Asset Global Securitization, Inc. 2.700% 08/06/08 (a)(b)	3,468,000	3,458,636
Variable Funding Capital Co. LLC 2.570% 08/18/08 (a)(b)	4,000,000	3,986,293
Total Commercial Paper (cost of $104,170,825)		104,170,825
CORPORATE BONDS—22.5%
Asscher Finance Corp. 5.500% 07/16/08 (b)(c)	1,607,000	1,607,000
Basic Water Co. SPE1 LLC LOC: U.S. Bank N.A. 2.700% 08/01/24 (d)	8,998,000	8,998,000

	Par	Value
Best One Tire & Services LLC LOC: Fifth Third Bank 3.250% 02/01/18 (d)	$6,515,000	$6,515,000
Han Sung Industries LLC LOC: Wachovia Bank N.A. 3.380% 06/01/21 (d)	2,680,000	2,680,000
Kokomo Grain Co., Inc. LOC: General Electric Capital Corp. 2.700% 11/01/10 (b)(d)	3,100,000	3,100,000
Merrill Lynch & Co., Inc. 2.641% 12/17/08 (e)	1,500,000	1,500,000
Morgan Stanley 2.573% 12/26/08 (e)	4,000,000	4,000,000
Northern Rock PLC 2.481% 09/04/08 (b)(e)	4,000,000	4,000,000
Shepherd Capital LLC LOC: Wachovia Bank N.A. 3.420% 03/15/49 (d)	1,625,000	1,625,000
Wells Fargo & Co. 2.551% 01/14/09 (b)(e)	5,000,000	5,000,000
Total Corporate Bonds (cost of $39,025,000)		39,025,000
MUNICIPAL BONDS—15.4%
Florida—2.3%
FL Hurricane Catastrophe Fund Series 2006 B, 2.681% 03/15/09 (e)	4,000,000	4,000,000
Kansas—3.5%
KS Manhattan Industrial Development Revenue Florence Corp., Series 2003, LOC: Harris Trust Co. of California 2.500% 04/01/28 (d)	6,000,000	6,000,000
Massachusetts—1.0%
MA Development Financing Agency Whalers Cove LP, Series 2001 B, LOC: Wachovia Bank N.A. 2.720% 09/01/34 (d)	1,750,000	1,750,000
New Hampshire—1.3%
NH Business Finance Authority Series 2002 B, SPA: Bank of New York 2.800% 11/01/20 (d)	2,211,000	2,211,000

See Accompanying Notes to Financial Statements.
3

Investment Portfolio (continued)

Columbia Money Market Fund, Variable Series / June 30, 2008 (Unaudited)

	Par	Value
North Carolina—3.2%
NC Downtown Renaissance, Inc. Imperial Centre Partners LP, Series 2004, LOC: RBC Centura Bank 2.700% 02/01/25 (d)	$4,145,000	$4,145,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority Series 1997 A, LOC: First Union National Bank 3.370% 04/01/18 (d)	1,409,000	1,409,000
		5,554,000
Texas—1.7%
TX State Series 1994 A-2, SPA: DEPFA Bank PLC 2.580% 12/01/33 (d)	2,900,000	2,900,000
Wisconsin—2.4%
WI Housing & Economic Development Authority Series 2006 B, SPA: DEPFA Bank PLC 2.580% 09/01/37 (d)	4,252,000	4,252,000
Total Municipal Bonds (cost of $26,667,000)		26,667,000
CERTIFICATE OF DEPOSIT—1.7%
Societe Generale NY 2.700% 08/21/08	3,000,000	3,000,000
Total Certificate of Deposit (cost of $3,000,000)		3,000,000
Total Investments—99.7% (cost of $172,862,825)(f)		172,862,825
Other Assets & Liabilities, Net—0.3%		568,859
Net Assets—100.0%		$173,431,684

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $67,815,534, which represents 39.1% of net assets.

(c)  Security issued by a structured investment vehicle.

(d)  Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at June 30, 2008.

(e)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(f)  Cost for federal income tax purposes is $172,862,825.

At June 30, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Commercial Paper	60.1
Corporate Bonds	22.5
Municipal Bonds	15.4
Certificate of Deposit	1.7
99.7
Other Assets & Liabilities, Net	0.3
100.0

Acronym	Name
LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.
4

Statement of Assets and Liabilites

Columbia Money Market Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at amortized cost approximating value	$172,862,825
Cash	122
Receivable for:
Fund shares sold	866,939
Interest	256,269
Expense reimbursement due from Investment Advisor	41,043
Trustees' deferred compensation plan	26,205
Total Assets	174,053,403
Liabilities
Payable for:
Fund shares repurchased	469,552
Investment advisory fee	50,130
Administration fee	21,485
Transfer agent fee	28
Pricing and bookkeeping fees	9,030
Trustees' fees	1,655
Audit fee	22,023
Custody fee	4,225
Chief compliance officer expenses	212
Trustees' deferred compensation plan	26,205
Other liabilities	17,174
Total Liabilities	621,719
Net Assets	$173,431,684
Net Assets Consist of
Paid-in capital	$173,441,086
Overdistributed net investment income	(3,874)
Accumulated net realized loss	(5,528)
Net Assets	$173,431,684
Shares outstanding	173,484,500
Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
5

Statement of Operations

Columbia Money Market Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Interest	$3,016,742
Expenses
Investment advisory fee	317,675
Administration fee	136,147
Transfer agent fee	178
Pricing and bookkeeping fees	39,988
Trustees' fees	17,791
Custody fee	11,194
Chief compliance officer expenses	309
Other expenses	48,189
Total Expenses	571,471
Fees and expenses waived or reimbursed by Investment Advisor	(161,338)
Custody earnings credit	(1,694)
Net Expenses	408,439
Net Investment Income	2,608,303
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(1,169,603)
Reimbursement by affiliate for realized loss (See Note 4)	1,169,603
Net change in unrealized appreciation on investments	419,814
Net Gain	419,814
Net Increase Resulting from Operations	$3,028,117

See Accompanying Notes to Financial Statements.
6

Statement of Changes in Net Assets

Columbia Money Market Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$2,608,303	$9,738,442
Net realized gain on investments	—	835
Net change in unrealized appreciation (depreciation) on investments	419,814	(419,814)
Net Increase Resulting from Operations	3,028,117	9,319,463
Distributions to Shareholders
From net investment income	(2,608,303)	(9,738,442)
Share Transactions
Subscriptions	58,300,583	76,451,869
Distributions reinvested	2,608,303	9,738,442
Redemptions	(69,245,090)	(107,161,214)
Net Decrease from Share Transactions	(8,336,204)	(20,970,903)
Total Decrease in Net Assets	(7,916,390)	(21,389,882)
Net Assets
Beginning of period	181,348,074	202,737,956
End of period	$173,431,684	$181,348,074
Overdistributed net investment income at end of period	$(3,874)	$(3,874)
Changes in Shares
Subscriptions	58,300,582	76,451,870
Distributions reinvested	2,608,304	9,738,442
Redemptions	(69,245,090)	(107,161,214)
Net Decrease	(8,336,204)	(20,970,902)

See Accompanying Notes to Financial Statements.
7

Financial Highlights

Columbia Money Market Fund, Variable Series

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
Class A shares	2008		2007		2006 (a)		2005		2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income (b)	0.01		0.05		0.05		0.03		0.01	0.01
Net realized and unrealized gain (loss) on investments	—	(c)	—	(c)	—		—		—	—
Total from Investment Operations	0.01		0.05		0.05		0.03		0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.05)		(0.05)		(0.03)		(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	1.43	%(f)(g)(j)	5.02	%(g)	4.72	%(g)	2.81	%(g)	0.88%	0.69	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.45	%(i)	0.45%		0.45%		0.55%		0.57%	0.54%
Waiver/Reimbursement	0.18	%(i)	0.15%		0.15%		0.04%		—	0.04%
Net investment income (h)	2.88	%(i)	4.91%		4.62%		2.78%		0.87%	0.69%
Net assets, end of period (000's)	$173,432		$181,348		$202,738		$217,320		$209,420	$199,893

(a)  On May 1, 2006, Liberty Money Market Fund, Variable Series was renamed Columbia Money Market Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 0.73%.

See Accompanying Notes to Financial Statements.
8

Notes to Financial Statements

Columbia Money Market Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Money Market Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers one class of shares: Class A. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	172,862,825	—
Level 3—Significant Unobservable Inputs	—	—
Total	$172,862,825	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

9

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2008 (Unaudited)

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$9,738,442

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$64
2013	1,240
2014	1,707
2015	2,520
$5,531

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Capital Support Agreement

On December 12, 2007, the Fund entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor.

The Fund's objective in entering into the Agreement was to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement established the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" was a cash contribution by the Support Provider to the Fund for which the Support Provider did not receive any shares or other consideration from the Fund.

The Agreement required the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement required the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's

10

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2008 (Unaudited)

market-based NAV per share to decline below the Minimum NAV Per Share.

The Fund treated the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement increased or decreased on certain days the Fund calculated its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund.

On March 17, 2008, an affiliate of Columbia purchased the Covered Securities owned by the Fund (see Note 5) and the Fund terminated the Agreement with the Support Provider. The maximum value of the asset represented by the Capital Support Agreement for the period December 12, 2007 through March 17, 2008 was $400,000.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.35%
$500 million to $1 billion	0.30%
Over $1 billion	0.25%

For the six months ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.35% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.45% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

11

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2008 (Unaudited)

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Affiliated Transactions—On March 17, 2008, an affiliate of Columbia purchased $7,500,000 par value of securities of Whistlejacket Capital Ltd. and $3,000,000 par value of securities of Cheyne Finance, LLC from the Fund at purchase prices equal to their respective amortized costs (each a price in excess of the security's then current fair value) plus accrued interest receivable. The excess purchase price over the then current fair value amounted to $1,169,603 and is treated as a reimbursement from an affiliate of Columbia for losses realized on the securities.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 86.3% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six months ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Market and Security Events—Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short-term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium-term notes) and subordinated debt or equity. A number of funds, including the Fund, invest in ABCP, including commercial paper and medium-term notes issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds

12

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2008 (Unaudited)

collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

13

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16

Important Information About This Report

A description of the policies and procedures that Columbia Money Market Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621

SHC-44/154834-0608 (08/08) 08/53543

Columbia S&P 500® Index Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008

Columbia S&P 500® Index Fund, Variable Series seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500 Index.

Vikram J. Kuriyan has been the fund's portfolio manager since August 2005.

Summary

• For the six-month period that ended June 30, 2008, Columbia S&P 500® Index Fund, Variable Series performed in line with its benchmark, the S&P 500 Index1, and with the average return of its peer group, the Lipper VUF S&P 500 Index Objectives Classification.2 The fund's positions closely approximate those in the benchmark and thus reflect the benchmark's performance. However, the fund incurs trading costs in seeking to maintain the appropriate weight of each security in the index, and its return is typically lower than that of the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund. The fund is managed to include all the holdings in the S&P 500 Index in approximately the same weights.

• During a period of generally weak performance for stocks, the energy, materials and utility sectors managed positive returns. Rising commodity prices boosted energy and materials stocks to double-digit gains. Utility companies, many of which pay dividends, attracted investors looking for respite from volatility in other sectors. However, the solid gains generated in these areas of the market were not enough to offset weakness in other sectors. As the economy weakened and company write offs continued, financials lost 30%. The economy also weighed heavily on consumer discretionary and telecommunication services stocks, which are highly dependent on consumer spending.

• We expect U.S. economic growth to continue to slow as high energy prices, a weak housing market, unemployment and inflation weigh heavily on consumer demand. Yet, there are pockets of support for the economy. The Federal Reserve Board's short-term interest rate cuts have kept the cost of capital low for businesses. The special one time rebates to millions of taxpayers is expected to have a positive, albeit short-term, impact on consumer spending. We also expect government spending to remain strong. Finally, a weak dollar should help improve the trade balance and might, in turn, help the manufacturing sector as well, as goods made and sold in countries with stronger currencies make American-made goods more attractive.

• Against this backdrop, we believe that it's important for shareholders to keep a long-term focus on their goals. Although slower economic growth and weakness in the financial sector have worried investors over the past year, the stock market has weathered many such storms in the past. Columbia S&P 500® Index Fund, Variable Series provides broadly diversified exposure to the U.S. stock market. Diversification, coupled with short-term reserves, may help cushion a portfolio against occasional downturns while providing exposure to a segment of the market that historically has demonstrated its long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity funds are subject to stock market fluctuations that occur in response to economic and business developments.

The primary risks involved with investing in the fund include equity risk, market risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks. The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index

"Standard & Poor's" and "S&P" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (05/30/00)	-12.12	-13.39	7.07	0.15
S&P 500 Index[1]	-11.91	-13.12	7.58	0.80

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	12.87	11.31

Operating expense ratio (%)*
Class A	0.59

Operating expense ratio after contractual waivers (%)*
Class A	0.37

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1 Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	878.82	1,023.02	1.73	1.86	0.37

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—98.2%
Consumer Discretionary—8.0%
Auto Components—0.2%
Goodyear Tire & Rubber Co. (a)(b)	766	$13,658
Johnson Controls, Inc. (b)	1,911	54,807
		68,465
Automobiles—0.2%
Ford Motor Co. (a)(b)	7,235	34,800
General Motors Corp. (b)	1,829	21,034
Harley-Davidson, Inc. (b)	761	27,594
		83,428
Distributors—0.1%
Genuine Parts Co. (b)	540	21,427
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (a)	443	19,607
H&R Block, Inc.	1,054	22,556
		42,163
Hotels, Restaurants & Leisure—1.2%
Carnival Corp. (b)	1,409	46,441
Darden Restaurants, Inc. (b)	446	14,245
International Game Technology, Inc. (b)	997	24,905
Marriott International, Inc., Class A (b)	962	25,243
McDonald's Corp.	3,646	204,978
Starbucks Corp. (a)(b)	2,346	36,926
Starwood Hotels & Resorts Worldwide, Inc. (b)	601	24,082
Wendy's International, Inc. (b)	275	7,486
Wyndham Worldwide Corp. (b)	570	10,209
Yum! Brands, Inc. (b)	1,516	53,196
		447,711
Household Durables—0.4%
Black & Decker Corp. (b)	188	10,812
Centex Corp. (b)	389	5,201
D.R. Horton, Inc.	875	9,494
Fortune Brands, Inc. (b)	488	30,456
Harman International Industries, Inc. (b)	200	8,278
KB Home (b)	255	4,317
Leggett & Platt, Inc. (b)	546	9,156
Lennar Corp., Class A (b)	460	5,676
Newell Rubbermaid, Inc.	905	15,195
Pulte Homes, Inc. (b)	700	6,741
Snap-On, Inc. (b)	178	9,258
Stanley Works	241	10,804
Whirlpool Corp. (b)	231	14,260
		139,648
Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a)(b)	1,005	73,697
Expedia, Inc. (a)(b)	675	12,406
IAC/InterActiveCorp (a)(b)	595	11,472
		97,575

	Shares	Value
Leisure Equipment & Products—0.1%
Eastman Kodak Co. (b)	922	$13,305
Hasbro, Inc. (b)	442	15,788
Mattel, Inc.	1,160	19,859
		48,952
Media—2.8%
CBS Corp., Class B	2,198	42,839
Clear Channel Communications, Inc. (b)	1,601	56,355
Comcast Corp., Class A (b)	9,540	180,974
DIRECTV Group, Inc. (a)(b)	2,280	59,075
Gannett Co., Inc.	740	16,036
Interpublic Group of Companies, Inc. (a)(b)	1,519	13,063
McGraw-Hill Companies, Inc. (b)	1,032	41,404
Meredith Corp. (b)	127	3,593
New York Times Co., Class A (b)	462	7,110
News Corp., Class A	7,425	111,672
Omnicom Group, Inc. (b)	1,030	46,226
Scripps Networks Interactive Icl A	300	11,505
Time Warner, Inc.	11,538	170,763
Viacom, Inc., Class B (a)	2,048	62,546
Walt Disney Co. (b)	6,135	191,412
Washington Post Co., Class B (b)	19	11,151
		1,025,724
Multiline Retail—0.7%
Big Lots, Inc. (a)(b)	251	7,841
Dillard's, Inc., Class A (b)	187	2,164
Family Dollar Stores, Inc. (b)	442	8,813
J.C. Penney Co., Inc. (b)	726	26,347
Kohl's Corp. (a)(b)	977	39,119
Macy's, Inc.	1,349	26,198
Nordstrom, Inc. (b)	565	17,119
Sears Holdings Corp. (a)(b)	222	16,352
Target Corp. (b)	2,500	116,225
		260,178
Specialty Retail—1.5%
Abercrombie & Fitch Co., Class A (b)	275	17,237
AutoNation, Inc. (a)(b)	434	4,349
Autozone, Inc. (a)	148	17,909
Bed Bath & Beyond, Inc. (a)(b)	827	23,239
Best Buy Co., Inc. (b)	1,121	44,392
GameStop Corp., Class A (a)(b)	525	21,210
Gap, Inc.	1,456	24,272
Home Depot, Inc.	5,479	128,318
Limited Brands, Inc.	959	16,159
Lowe's Companies, Inc. (b)	4,709	97,712
Office Depot, Inc. (a)(b)	886	9,693
RadioShack Corp.	431	5,288
Sherwin-Williams Co. (b)	313	14,376
Staples, Inc.	2,266	53,817
Tiffany & Co. (b)	404	16,463
TJX Companies, Inc. (b)	1,375	43,271
		537,705

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	1,105	$31,912
Jones Apparel Group, Inc. (b)	281	3,864
Liz Claiborne, Inc. (b)	301	4,259
NIKE, Inc., Class B	1,212	72,247
Polo Ralph Lauren Corp. (b)	175	10,987
V.F. Corp. (b)	273	19,432
		142,701
Consumer Staples—10.6%
Beverages—2.4%
Anheuser-Busch Companies, Inc. (b)	2,296	142,628
Brown-Forman Corp., Class B (b)	282	21,311
Coca-Cola Co.	6,446	335,063
Coca-Cola Enterprises, Inc.	930	16,089
Constellation Brands, Inc., Class A (a)(b)	620	12,313
Molson Coors Brewing Co., Class B (b)	458	24,883
Pepsi Bottling Group, Inc. (b)	432	12,061
PepsiCo, Inc.	5,123	325,772
		890,120
Food & Staples Retailing—2.7%
Costco Wholesale Corp. (b)	1,387	97,284
CVS Caremark Corp.	4,611	182,457
Kroger Co.	2,145	61,926
Safeway, Inc. (b)	1,402	40,027
SUPERVALU, Inc. (b)	678	20,944
Sysco Corp. (b)	1,932	53,149
Wal-Mart Stores, Inc.	7,510	422,062
Walgreen Co.	3,186	103,577
Whole Foods Market, Inc. (b)	455	10,779
		992,205
Food Products—1.5%
Archer-Daniels-Midland Co.	2,088	70,470
Campbell Soup Co. (b)	701	23,455
ConAgra Foods, Inc.	1,561	30,096
Dean Foods Co. (a)	495	9,712
General Mills, Inc.	1,086	65,996
H.J. Heinz Co. (b)	1,009	48,281
Hershey Co. (b)	552	18,095
Kellogg Co.	829	39,809
Kraft Foods, Inc., Class A	4,900	139,405
McCormick & Co., Inc. Non-Voting Shares (b)	413	14,728
Sara Lee Corp.	2,286	28,003
Tyson Foods, Inc., Class A	880	13,147
Wm. Wrigley Jr. Co.	680	52,890
		554,087
Household Products—2.2%
Clorox Co.	441	23,020
Colgate-Palmolive Co.	1,629	112,564
Kimberly-Clark Corp.	1,361	81,360
Procter & Gamble Co.	9,849	598,918
		815,862

	Shares	Value
Personal Products—0.2%
Avon Products, Inc. (b)	1,381	$49,744
Estee Lauder Companies, Inc., Class A (b)	370	17,186
		66,930
Tobacco—1.6%
Altria Group, Inc.	6,767	139,130
Lorillard, Inc. (a)	550	38,038
Philip Morris International, Inc.	6,792	335,457
Reynolds American, Inc. (b)	545	25,435
UST, Inc. (b)	479	26,158
		564,218
Energy—15.9%
Energy Equipment & Services—3.6%
Baker Hughes, Inc. (b)	1,002	87,515
BJ Services Co. (b)	942	30,087
Cameron International Corp. (a)	700	38,745
ENSCO International, Inc. (b)	475	38,352
Halliburton Co. (b)	2,817	149,498
Nabors Industries Ltd. (a)(b)	918	45,193
National-Oilwell Varco, Inc. (a)	1,345	119,328
Noble Corp.	879	57,100
Rowan Companies, Inc. (b)	355	16,596
Schlumberger Ltd.	3,842	412,746
Smith International, Inc. (b)	650	54,041
Transocean, Inc. (a)	1,018	155,133
Weatherford International Ltd. (a)	2,200	109,098
		1,313,432
Oil, Gas & Consumable Fuels—12.3%
Anadarko Petroleum Corp.	1,515	113,383
Apache Corp.	1,084	150,676
Cabot Oil & Gas Corp.	325	22,012
Chesapeake Energy Corp. (b)	1,545	101,908
Chevron Corp.	6,672	661,395
ConocoPhillips	4,968	468,930
CONSOL Energy, Inc. (b)	585	65,736
Devon Energy Corp.	1,446	173,751
El Paso Corp. (b)	2,274	49,437
EOG Resources, Inc. (b)	800	104,960
Exxon Mobil Corp.	17,035	1,501,295
Hess Corp.	905	114,202
Marathon Oil Corp.	2,290	118,782
Massey Energy Co.	250	23,437
Murphy Oil Corp.	605	59,320
Noble Energy, Inc.	550	55,308
Occidental Petroleum Corp. (b)	2,635	236,781
Peabody Energy Corp. (b)	880	77,484
Range Resources Corp.	500	32,770
Southwestern Energy Co. (a)	1,100	52,371
Spectra Energy Corp. (b)	2,047	58,831
Sunoco, Inc. (b)	378	15,381
Tesoro Corp. (b)	450	8,897
Valero Energy Corp.	1,705	70,212
Williams Companies, Inc.	1,873	75,501
XTO Energy, Inc.	1,643	112,562
		4,525,322

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Financials—14.0%
Capital Markets—2.7%
American Capital Strategies Ltd. (b)	650	$15,451
Ameriprise Financial, Inc.	716	29,120
Bank of New York Mellon Corp.	3,695	139,782
Charles Schwab Corp.	2,986	61,332
E*TRADE Financial Corp. (a)(b)	1,515	4,757
Federated Investors, Inc., Class B	278	9,569
Franklin Resources, Inc.	498	45,642
Goldman Sachs Group, Inc.	1,262	220,724
Janus Capital Group, Inc. (b)	473	12,520
Legg Mason, Inc.	460	20,042
Lehman Brothers Holdings, Inc. (b)	2,242	44,414
Merrill Lynch & Co., Inc. (b)	3,170	100,521
Morgan Stanley	3,578	129,058
Northern Trust Corp. (b)	607	41,622
State Street Corp.	1,371	87,730
T. Rowe Price Group, Inc. (b)	827	46,701
		1,008,985
Commercial Banks—2.2%
BB&T Corp. (b)	1,760	40,075
Comerica, Inc. (b)	493	12,636
Fifth Third Bancorp (b)	1,852	18,853
First Horizon National Corp. (b)	612	4,547
Huntington Bancshares, Inc. (b)	1,176	6,785
KeyCorp (b)	1,565	17,184
M&T Bank Corp. (b)	250	17,635
Marshall & Ilsley Corp. (b)	843	12,923
National City Corp.	2,464	11,753
PNC Financial Services Group, Inc.	1,121	64,009
Regions Financial Corp. (b)	2,244	24,482
SunTrust Banks, Inc. (b)	1,132	41,001
U.S. Bancorp (b)	5,602	156,240
Wachovia Corp. (b)	6,902	107,188
Wells Fargo & Co. (b)	10,657	253,104
Zions Bancorporation (b)	340	10,707
		799,122
Consumer Finance—0.6%
American Express Co.	3,747	141,149
Capital One Financial Corp.	1,216	46,220
Discover Financial Services (b)	1,539	20,269
SLM Corp. (a)	1,517	29,354
		236,992
Diversified Financial Services—3.3%
Bank of America Corp. (c)	14,355	342,654
CIT Group, Inc. (b)	900	6,129
Citigroup, Inc.	17,551	294,155
CME Group, Inc. (b)	179	68,591
IntercontinentalExchange, Inc. (a)	225	25,650
JPMorgan Chase & Co. (b)	11,145	382,385
Leucadia National Corp. (b)	575	26,991
Moody's Corp. (b)	667	22,971
NYSE Euronext (b)	850	43,061
		1,212,587

	Shares	Value
Insurance—3.5%
ACE Ltd.	1,068	$58,836
AFLAC, Inc.	1,525	95,770
Allstate Corp.	1,788	81,515
American International Group, Inc.	8,681	229,699
Aon Corp.	956	43,919
Assurant, Inc.	300	19,788
Chubb Corp. (b)	1,177	57,685
Cincinnati Financial Corp. (b)	526	13,360
Genworth Financial, Inc., Class A	1,400	24,934
Hartford Financial Services Group, Inc. (b)	1,010	65,216
Lincoln National Corp.	846	38,341
Loews Corp. (b)	1,179	55,295
Marsh & McLennan Companies, Inc.	1,648	43,754
MBIA, Inc. (b)	676	2,968
MetLife, Inc. (b)	2,290	120,843
Principal Financial Group, Inc. (b)	828	34,751
Progressive Corp. (b)	2,195	41,090
Prudential Financial, Inc. (b)	1,409	84,174
SAFECO Corp. (b)	285	19,141
Torchmark Corp.	282	16,539
Travelers Companies, Inc.	1,939	84,152
Unum Group	1,109	22,679
XL Capital Ltd., Class A (b)	578	11,884
		1,266,333
Real Estate Investment Trusts (REITs)—1.2%
Apartment Investment & Management Co., Class A (b)	290	9,877
AvalonBay Communities, Inc. (b)	260	23,182
Boston Properties, Inc. (b)	380	34,284
Developers Diversified Realty Corp. (b)	375	13,016
Equity Residential Property Trust	866	33,142
General Growth Properties, Inc. (b)	875	30,651
HCP, Inc.	750	23,857
Host Hotels & Resorts, Inc. (b)	1,675	22,864
Kimco Realty Corp. (b)	830	28,652
Plum Creek Timber Co., Inc. (b)	541	23,106
ProLogis (b)	840	45,654
Public Storage, Inc. (b)	405	32,720
Simon Property Group, Inc.	715	64,271
Vornado Realty Trust	430	37,840
		423,116
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A (a)(b)	570	10,944
Thrifts & Mortgage Finance—0.5%
Countrywide Financial Corp. (b)	1,869	7,943
Fannie Mae (b)	3,427	66,861
Freddie Mac	2,076	34,046
Hudson City Bancorp, Inc. (b)	1,675	27,939
MGIC Investment Corp. (b)	398	2,432
Sovereign Bancorp, Inc. (b)	1,550	11,408
Washington Mutual, Inc. (b)	3,408	16,802
		167,431

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Health Care—11.7%
Biotechnology—1.4%
Amgen, Inc. (a)	3,523	$166,145
Biogen Idec, Inc. (a)(b)	941	52,592
Celgene Corp. (a)	1,400	89,418
Genzyme Corp. (a)	852	61,361
Gilead Sciences, Inc. (a)	2,980	157,791
		527,307
Health Care Equipment & Supplies—2.1%
Baxter International, Inc.	2,028	129,670
Becton, Dickinson & Co.	784	63,739
Boston Scientific Corp. (a)	4,348	53,437
C.R. Bard, Inc. (b)	326	28,672
Covidien Ltd.	1,619	77,534
Hospira, Inc. (a)(b)	505	20,255
Intuitive Surgical, Inc. (a)(b)	125	33,675
Medtronic, Inc. (b)	3,610	186,817
St. Jude Medical, Inc. (a)	1,102	45,050
Stryker Corp. (b)	760	47,789
Varian Medical Systems, Inc. (a)(b)	400	20,740
Zimmer Holdings, Inc. (a)	754	51,310
		758,688
Health Care Providers & Services—1.8%
Aetna, Inc.	1,559	63,186
AmerisourceBergen Corp.	522	20,875
Cardinal Health, Inc. (b)	1,155	59,575
CIGNA Corp.	900	31,851
Coventry Health Care, Inc. (a)(b)	495	15,058
Express Scripts, Inc. (a)	810	50,803
Humana, Inc. (a)	547	21,754
Laboratory Corp. of America Holdings (a)(b)	365	25,415
McKesson Corp.	904	50,543
Medco Health Solutions, Inc. (a)(b)	1,640	77,408
Patterson Companies, Inc. (a)	415	12,197
Quest Diagnostics, Inc. (b)	497	24,089
Tenet Healthcare Corp. (a)(b)	1,535	8,535
UnitedHealth Group, Inc.	3,973	104,291
WellPoint, Inc. (a)(b)	1,692	80,641
		646,221
Health Care Technology—0.0%
IMS Health, Inc.	597	13,910
Life Sciences Tools & Services—0.4%
Applera Corp. - Applied Biosystems Group (b)	539	18,046
Millipore Corp. (a)(b)	176	11,943
PerkinElmer, Inc.	377	10,499
Thermo Fisher Scientific, Inc. (a)	1,342	74,790
Waters Corp. (a)	319	20,576
		135,854
Pharmaceuticals—6.0%
Abbott Laboratories	4,981	263,843
Allergan, Inc.	994	51,738
Barr Pharmaceuticals, Inc. (a)(b)	340	15,327
Bristol-Myers Squibb Co.	6,390	131,187

	Shares	Value
Eli Lilly & Co.	3,186	$147,066
Forest Laboratories, Inc. (a)	984	34,184
Johnson & Johnson	9,102	585,623
King Pharmaceuticals, Inc. (a)	797	8,345
Merck & Co., Inc.	6,913	260,551
Mylan, Inc. (a)(b)	975	11,768
Pfizer, Inc.	21,828	381,335
Schering-Plough Corp.	5,227	102,920
Watson Pharmaceuticals, Inc. (a)	347	9,428
Wyeth	4,299	206,180
		2,209,495
Industrials—10.9%
Aerospace & Defense—2.6%
Boeing Co.	2,433	159,897
General Dynamics Corp. (b)	1,275	107,355
Goodrich Corp.	410	19,459
Honeywell International, Inc.	2,384	119,868
L-3 Communications Holdings, Inc. (b)	385	34,985
Lockheed Martin Corp.	1,088	107,342
Northrop Grumman Corp.	1,095	73,255
Precision Castparts Corp.	450	43,366
Raytheon Co. (b)	1,360	76,541
Rockwell Collins, Inc.	528	25,323
United Technologies Corp.	3,135	193,429
		960,820
Air Freight & Logistics—0.9%
C.H. Robinson Worldwide, Inc. (b)	550	30,162
Expeditors International Washington, Inc. (b)	700	30,100
FedEx Corp. (b)	995	78,396
United Parcel Service, Inc., Class B	3,283	201,806
		340,464
Airlines—0.1%
Southwest Airlines Co. (b)	2,359	30,761
Building Products—0.1%
Masco Corp. (b)	1,160	18,247
Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)(b)	1,091	13,769
Avery Dennison Corp. (b)	341	14,980
Cintas Corp. (b)	432	11,452
Equifax, Inc. (b)	411	13,818
Monster Worldwide, Inc. (a)(b)	400	8,244
Pitney Bowes, Inc.	667	22,745
R.R. Donnelley & Sons Co.	696	20,664
Robert Half International, Inc. (b)	505	12,105
Waste Management, Inc.	1,585	59,770
		177,547
Construction & Engineering—0.2%
Fluor Corp. (b)	294	54,708
Jacobs Engineering Group, Inc. (a)(b)	400	32,280
		86,988

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Electrical Equipment—0.5%
Cooper Industries Ltd., Class A (b)	558	$22,041
Emerson Electric Co.	2,526	124,910
Rockwell Automation, Inc. (b)	464	20,291
		167,242
Industrial Conglomerates—3.0%
3M Co.	2,269	157,900
General Electric Co. (d)	32,150	858,083
Textron, Inc.	807	38,679
Tyco International Ltd. (b)	1,544	61,822
		1,116,484
Machinery—1.9%
Caterpillar, Inc. (b)	1,984	146,459
Cummins, Inc. (b)	645	42,261
Danaher Corp. (b)	822	63,541
Deere & Co. (b)	1,379	99,467
Dover Corp. (b)	620	29,990
Eaton Corp.	531	45,119
Illinois Tool Works, Inc. (b)	1,286	61,098
Ingersoll-Rand Co., Ltd., Class A	1,021	38,216
ITT Corp. (b)	597	37,808
Manitowoc Co., Inc. (b)	425	13,825
Paccar, Inc. (b)	1,186	49,610
Pall Corp.	375	14,880
Parker Hannifin Corp. (b)	529	37,728
Terex Corp. (a)(b)	320	16,438
		696,440
Road & Rail—1.1%
Burlington Northern Santa Fe Corp. (b)	952	95,095
CSX Corp. (b)	1,296	81,402
Norfolk Southern Corp. (b)	1,222	76,583
Ryder System, Inc. (b)	189	13,018
Union Pacific Corp. (b)	1,673	126,312
		392,410
Trading Companies & Distributors—0.0%
W.W. Grainger, Inc. (b)	210	17,178
Information Technology—16.1%
Communications Equipment—2.5%
Ciena Corp. (a)(b)	280	6,487
Cisco Systems, Inc. (a)	19,045	442,987
Corning, Inc.	5,074	116,956
JDS Uniphase Corp. (a)(b)	750	8,520
Juniper Networks, Inc. (a)(b)	1,705	37,817
Motorola, Inc.	7,273	53,384
QUALCOMM, Inc.	5,218	231,522
Tellabs, Inc. (a)(b)	1,271	5,910
		903,583
Computers & Peripherals—4.6%
Apple, Inc. (a)	2,842	475,864
Dell, Inc. (a)	6,529	142,855
EMC Corp. (a)(b)	6,661	97,850
Hewlett-Packard Co.	7,949	351,425

	Shares	Value
International Business Machines Corp.	4,420	$523,903
Lexmark International, Inc., Class A (a)(b)	305	10,196
NetApp, Inc. (a)(b)	1,109	24,021
QLogic Corp. (a)(b)	440	6,420
SanDisk Corp. (a)	725	13,557
Sun Microsystems, Inc. (a)(b)	2,523	27,450
Teradata Corp. (a)(b)	575	13,306
		1,686,847
Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	1,168	41,511
Jabil Circuit, Inc. (b)	670	10,995
Molex, Inc. (b)	455	11,106
Tyco Electronics Ltd.	1,544	55,306
		118,918
Internet Software & Services—1.7%
Akamai Technologies, Inc. (a)(b)	550	19,134
eBay, Inc. (a)(b)	3,560	97,295
Google, Inc., Class A (a)	747	393,236
VeriSign, Inc. (a)(b)	630	23,814
Yahoo!, Inc. (a)	4,448	91,896
		625,375
IT Services—0.9%
Affiliated Computer Services, Inc., Class A (a)	310	16,582
Automatic Data Processing, Inc. (b)	1,670	69,973
Cognizant Technology Solutions Corp., Class A (a)(b)	935	30,397
Computer Sciences Corp. (a)(b)	496	23,233
Convergys Corp. (a)(b)	410	6,092
Electronic Data Systems Corp.	1,616	39,818
Fidelity National Information Services, Inc.	555	20,485
Fiserv, Inc. (a)(b)	524	23,774
Paychex, Inc.	1,044	32,656
Total System Services, Inc. (b)	649	14,421
Unisys Corp. (a)(b)	1,142	4,511
Western Union Co. (b)	2,389	59,056
		340,998
Office Electronics—0.1%
Xerox Corp. (b)	2,889	39,175
Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc. (a)(b)	1,962	11,438
Altera Corp.	962	19,913
Analog Devices, Inc. (b)	933	29,641
Applied Materials, Inc.	4,365	83,328
Broadcom Corp., Class A (a)(b)	1,451	39,598
Intel Corp.	18,474	396,822
KLA-Tencor Corp. (b)	553	22,513
Linear Technology Corp. (b)	713	23,222
LSI Logic Corp. (a)(b)	2,061	12,655
MEMC Electronic Materials, Inc. (a)	725	44,617
Microchip Technology, Inc. (b)	600	18,324

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Micron Technology, Inc. (a)(b)	2,465	$14,790
National Semiconductor Corp.	700	14,378
Novellus Systems, Inc. (a)(b)	332	7,035
NVIDIA Corp. (a)(b)	1,777	33,265
Teradyne, Inc. (a)	541	5,989
Texas Instruments, Inc.	4,258	119,905
Xilinx, Inc. (b)	911	23,003
		920,436
Software—3.5%
Adobe Systems, Inc. (a)	1,725	67,948
Autodesk, Inc. (a)(b)	730	24,681
BMC Software, Inc. (a)	622	22,392
CA, Inc. (b)	1,253	28,932
Citrix Systems, Inc. (a)(b)	603	17,734
Compuware Corp. (a)	846	8,071
Electronic Arts, Inc. (a)	1,028	45,674
Intuit, Inc. (a)	1,036	28,562
Microsoft Corp.	25,845	710,996
Novell, Inc. (a)(b)	1,146	6,750
Oracle Corp. (a)	12,792	268,632
Symantec Corp. (a)	2,708	52,400
		1,282,772
Materials—3.8%
Chemicals—2.0%
Air Products & Chemicals, Inc. (b)	682	67,423
Ashland, Inc.	171	8,242
Dow Chemical Co. (b)	3,000	104,730
E.I. Du Pont de Nemours & Co. (b)	2,909	124,767
Eastman Chemical Co. (b)	242	16,664
Ecolab, Inc.	570	24,504
Hercules, Inc. (b)	368	6,230
International Flavors & Fragrances, Inc. (b)	256	9,999
Monsanto Co. (b)	1,770	223,799
PPG Industries, Inc. (b)	521	29,890
Praxair, Inc.	1,010	95,182
Rohm and Haas Co. (b)	401	18,623
Sigma-Aldrich Corp. (b)	427	22,998
		753,051
Construction Materials—0.1%
Vulcan Materials Co. (b)	342	20,445
Containers & Packaging—0.1%
Ball Corp. (b)	305	14,561
Bemis Co., Inc. (b)	311	6,972
Pactiv Corp. (a)	417	8,853
Sealed Air Corp. (b)	505	9,600
		39,986
Metals & Mining—1.4%
AK Steel Holding Corp.	350	24,150
Alcoa, Inc.	2,632	93,752
Allegheny Technologies, Inc. (b)	317	18,792
Freeport-McMoRan Copper & Gold, Inc. (b)	1,225	143,558

	Shares	Value
Newmont Mining Corp.	1,454	$75,840
Nucor Corp. (b)	1,001	74,745
Titanium Metals Corp. (b)	325	4,547
United States Steel Corp. (b)	389	71,879
		507,263
Paper & Forest Products—0.2%
International Paper Co. (b)	1,375	32,038
MeadWestvaco Corp. (b)	556	13,255
Weyerhaeuser Co. (b)	672	34,366
		79,659
Telecommunication Services—3.3%
Diversified Telecommunication Services—2.9%
AT&T, Inc.	19,174	645,972
CenturyTel, Inc. (b)	349	12,421
Citizens Communications Co. (b)	1,054	11,952
Embarq Corp.	483	22,831
Qwest Communications International, Inc. (b)	4,916	19,320
Verizon Communications, Inc.	9,205	325,857
Windstream Corp. (b)	1,432	17,671
		1,056,024
Wireless Telecommunication Services—0.4%
American Tower Corp., Class A (a)(b)	1,275	53,869
Sprint Nextel Corp.	9,208	87,476
		141,345
Utilities—3.9%
Electric Utilities—2.3%
Allegheny Energy, Inc.	542	27,160
American Electric Power Co., Inc.	1,292	51,977
Duke Energy Corp. (b)	4,070	70,737
Edison International (b)	1,046	53,743
Entergy Corp.	608	73,252
Exelon Corp.	2,113	190,085
FirstEnergy Corp.	992	81,671
FPL Group, Inc. (b)	1,325	86,894
Pepco Holdings, Inc.	650	16,673
Pinnacle West Capital Corp. (b)	337	10,370
PPL Corp.	1,214	63,456
Progress Energy, Inc. (b)	839	35,095
Southern Co. (b)	2,471	86,287
		847,400
Gas Utilities—0.1%
Nicor, Inc. (b)	145	6,175
Questar Corp. (b)	570	40,493
		46,668
Independent Power Producers & Energy Traders—0.3%
AES Corp. (a)	2,166	41,609
Constellation Energy Group, Inc.	577	47,372
Dynegy, Inc. (a)(b)	1,602	13,697
		102,678

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Multi-Utilities—1.2%
Ameren Corp. (b)	679	$28,674
CenterPoint Energy, Inc.	1,068	17,141
CMS Energy Corp. (b)	715	10,654
Consolidated Edison, Inc. (b)	875	34,204
Dominion Resources, Inc.	1,860	88,331
DTE Energy Co. (b)	519	22,026
Integrys Energy Group, Inc. (b)	250	12,707
NiSource, Inc. (b)	889	15,931
PG&E Corp. (b)	1,162	46,120
Public Service Enterprise Group, Inc.	1,645	75,555
Sempra Energy	799	45,104
TECO Energy, Inc. (b)	690	14,828
Xcel Energy, Inc. (b)	1,387	27,837
		439,112
Total Common Stocks (cost of $26,800,020)		36,011,154
SECURITIES LENDING COLLATERAL—28.4%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 2.633%) (e)	10,431,665	10,431,665
Total Securities Lending Collateral (cost of $10,431,665)		10,431,665
	Par
SHORT-TERM OBLIGATION—1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 08/23/17, market value $397,288 (repurchase proceeds $387,024)	$387,000	387,000
Total Short-Term Obligation (cost of $387,000)		387,000
Total Investments—127.7% (cost of $37,618,685) (f)		46,829,819
Other Assets & Liabilities, Net—(27.7)%		(10,167,541)
Net Assets—100.0%		$36,662,278

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $10,134,481.

(c)  Investments in affiliates during the six months ended June 30, 2008:

Security name:	Bank of America Corp.
Shares as of 12/31/07:	15,755
Shares purchased:	150
Shares sold:	(1,550)
Shares as of 06/30/08:	14,355
Net realized gain/loss:	$1,004
Dividend income earned:	$18,966
Value at end of period:	$342,654

(d)  A portion of this security with a market value of $133,450 is pledged as collateral for open futures contracts.

(e)  Investment made with cash collateral received from securities lending activity.

(f)  Cost for federal income tax purposes is $37,618,685.

At June 30, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Futures	2	$640,550	$672,083	Sep-2008	$(31,533)

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	16.1
Energy	15.9
Financials	14.0
Health Care	11.7
Industrials	10.9
Consumer Staples	10.6
Consumer Discretionary	8.0
Utilities	3.9
Materials	3.8
Telecommunication Services	3.3
98.2
Securities Lending Collateral	28.4
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	(27.7)
100.0

See Accompanying Notes to Financial Statements.
10

Statement of Assets and Liabilities

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Unaffiliated investments, at cost	$37,211,871
Affiliated investments, at cost	406,814
Total investments, at cost	37,618,685
Unaffiliated investments, at value (including securities on loan of $10,134,481)	$46,487,165
Affiliated investments, at value	342,654
Total investments, at value	46,829,819
Cash	868
Receivable for:
Investments sold	12,460
Fund shares sold	287,095
Interest	24
Dividends	48,101
Securities lending income	5,175
Futures variation margin	550
Expense reimbursement due from Investment Advisor	8,148
Trustees' deferred compensation plan	11,509
Total Assets	47,203,749
Liabilities
Collateral on securities loaned	10,431,665
Payable for:
Investments purchased	35,658
Fund shares repurchased	368
Investment advisory fee	6,378
Transfer agent fee	7
Pricing and bookkeeping fees	8,552
Trustees' fees	1,624
Audit fee	18,742
Custody fee	2,218
Legal fee	8,855
Distribution fee—Class B	8,777
Chief compliance officer expenses	118
Trustees' deferred compensation plan	11,509
Other liabilities	7,000
Total Liabilities	10,541,471
Net Assets	$36,662,278
Net Assets Consist of
Paid-in capital	$29,004,437
Undistributed net investment income	950,426
Accumulated net realized loss	(2,472,186)
Net unrealized appreciation (depreciation) on:
Investments	9,211,134
Futures contracts	(31,533)
Net Assets	$36,662,278
Class A:
Net assets	$101,263
Shares outstanding	8,952
Net asset value per share	$11.31
Class B:
Net assets	$36,561,015
Shares outstanding	3,255,578
Net asset value per share	$11.23

See Accompanying Notes to Financial Statements.
11

Statement of Operations

Columbia S&P 500® Index Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$401,131
Dividends from affiliates	18,966
Interest	8,182
Securities lending	32,790
Total Investment Income	461,069
Expenses
Investment advisory fee	40,736
Distribution fee—Class B	50,787
Transfer agent fee	42
Pricing and bookkeeping fees	29,051
Trustees' fees	7,233
Custody fee	8,355
Audit fee	15,528
Legal fee	9,597
Reports to shareholders	12,619
Chief compliance officer expenses	291
Other expenses	7,012
Total Expenses	181,251
Fees and expenses waived or reimbursed by Investment Advisor	(55,100)
Custody earnings credit	(1)
Net Expenses	126,150
Net Investment Income	334,919
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Unaffiliated investments	559,239
Affiliated investments	1,004
Futures contracts	(44,779)
Net realized gain	515,464
Net change in unrealized appreciation (depreciation) on:
Investments	(6,244,168)
Futures contracts	(25,912)
Net change in unrealized appreciation (depreciation)	(6,270,080)
Net Loss	(5,754,616)
Net Decrease Resulting from Operations	$(5,419,697)

See Accompanying Notes to Financial Statements.
12

Statement of Changes in Net Assets

Columbia S&P 500® Index Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$334,919	$637,351
Net realized gain on investments and futures contracts	515,464	1,770,145
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(6,270,080)	77,199
Net Increase (Decrease) Resulting from Operations	(5,419,697)	2,484,695
Distributions to Shareholders
From net investment income:
Class A	—	(1,650)
Class B	—	(608,295)
Total Distributions to Shareholders	—	(609,945)
Share Transactions
Class A:
Distributions reinvested	—	1,650
Net Increase	—	1,650
Class B:
Subscriptions	1,094,968	2,287,124
Distributions reinvested	—	608,295
Redemptions	(6,016,342)	(8,590,349)
Net Decrease	(4,921,374)	(5,694,930)
Net Decrease from Share Transactions	(4,921,374)	(5,693,280)
Total Decrease in Net Assets	(10,341,071)	(3,818,530)
Net Assets
Beginning of period	47,003,349	50,821,879
End of period	$36,662,278	$47,003,349
Undistributed net investment income at end of period	$950,426	$615,507
Changes in Shares
Class A:
Distributions reinvested	—	123
Net Increase	—	123
Class B:
Subscriptions	94,622	180,662
Distributions reinvested	—	45,497
Redemptions	(505,204)	(670,652)
Net Decrease	(410,582)	(444,493)

See Accompanying Notes to Financial Statements.
13

Financial Highlights

Columbia S&P 500® Index Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006(a)		2005		2004	2003
Net Asset Value, Beginning of Period	$12.87		$12.40		$10.92		$10.45		$9.62	$7.59
Income from Investment Operations:
Net investment income (b)	0.11		0.20		0.17		0.15		0.14 (c)	0.09
Net realized and unrealized gain on investments and futures contracts	(1.67)		0.46		1.49		0.32		0.83	2.02
Total from Investment Operations	(1.56)		0.66		1.66		0.47		0.97	2.11
Less Distributions to Shareholders:
From net investment income	—		(0.19)		(0.18)		—		(0.14)	(0.08)
Net Asset Value, End of Period	$11.31		$12.87		$12.40		$10.92		$10.45	$9.62
Total return (d)(e)	(12.12	)%(f)(g)	5.23	%(g)	15.31	%(g)	4.50	%(g)(h)	10.13%	27.80	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.37	%(j)	0.47%		0.48%		0.44%		0.64%	0.69%
Waiver/Reimbursement	0.27	%(j)	0.12%		0.06%		0.01%		—	0.03%
Net investment income (i)	1.90	%(j)	1.53%		1.47%		1.44%		1.42%	1.11%
Portfolio turnover rate	2	%(f)	4%		5%		7%		6%	3%
Net assets, end of period (000's)	$101		$115		$110		$95		$91	$82

(a)  On May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed as Columbia S&P 500® Index Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. The reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.
14

Notes to Financial Statements

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia S&P 500® Index Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500 Index.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$46,442,819	$(31,533)
Level 2—Other Significant Observable Inputs	387,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$46,829,819	$(31,533)

* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data

15

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts—The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$609,945
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

16

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$12,810,213
Unrealized depreciation	(3,599,079)
Net unrealized appreciation	$9,211,134

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$53,470
2013	717,217
2014	523,352
$1,294,039

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

17

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to waive fees and/or reimburse the Fund through April 30, 2009, for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.37% annually of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after April 30, 2009.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $721,320 and $4,615,471, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 98.7% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and

18

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007,

19

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

20

Important Information About This Report

A description of the policies and procedures that Columbia S&P 500® Index Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154628-0608 (08/08) 08/53129

Columbia S&P 500® Index Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008

Columbia S&P 500® Index Fund, Variable Series seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500 Index.

Vikram J. Kuriyan has been the fund's portfolio manager since August 2005.

Summary

• For the six-month period that ended June 30, 2008, Columbia S&P 500® Index Fund, Variable Series performed in line with its benchmark, the S&P 500 Index1, and with the average return of its peer group, the Lipper VUF S&P 500 Index Objectives Classification.2 The fund's positions closely approximate those in the benchmark and thus reflect the benchmark's performance. However, the fund incurs trading costs in seeking to maintain the appropriate weight of each security in the index, and its return is typically lower than that of the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund. The fund is managed to include all the holdings in the S&P 500 Index in approximately the same weights.

• During a period of generally weak performance for stocks, the energy, materials and utility sectors managed positive returns. Rising commodity prices boosted energy and materials stocks to double-digit gains. Utility companies, many of which pay dividends, attracted investors looking for respite from volatility in other sectors. However, the solid gains generated in these areas of the market were not enough to offset weakness in other sectors. As the economy weakened and company write offs continued, financials lost 30%. The economy also weighed heavily on consumer discretionary and telecommunication services stocks, which are highly dependent on consumer spending.

• We expect U.S. economic growth to continue to slow as high energy prices, a weak housing market, unemployment and inflation weigh heavily on consumer demand. Yet, there are pockets of support for the economy. The Federal Reserve Board's short-term interest rate cuts have kept the cost of capital low for businesses. The special one time rebates to millions of taxpayers is expected to have a positive, albeit short-term, impact on consumer spending. We also expect government spending to remain strong. Finally, a weak dollar should help improve the trade balance and might, in turn, help the manufacturing sector as well, as goods made and sold in countries with stronger currencies make American-made goods more attractive.

• Against this backdrop, we believe that it's important for shareholders to keep a long-term focus on their goals. Although slower economic growth and weakness in the financial sector have worried investors over the past year, the stock market has weathered many such storms in the past. Columbia S&P 500® Index Fund, Variable Series provides broadly diversified exposure to the U.S. stock market. Diversification, coupled with short-term reserves, may help cushion a portfolio against occasional downturns while providing exposure to a segment of the market that historically has demonstrated its long-term potential for growth. Diversification does not ensure a profit or guarantee against a loss.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity funds are subject to stock market fluctuations that occur in response to economic and business developments.

The primary risks involved with investing in the fund include equity risk, market risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks. The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index

"Standard & Poor's" and "S&P" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class B (05/30/00)	-12.20	-13.59	6.86	-0.02
S&P 500 Index[1]	-11.91	-13.12	7.58	0.80

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	12.79	11.23

Annual operating expense ratio (%)*
Class B	0.84

Annual operating expense ratio after contractual waivers (%)*
Class B	0.62

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	878.02	1,021.78	2.90	3.12	0.62

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—98.2%
Consumer Discretionary—8.0%
Auto Components—0.2%
Goodyear Tire & Rubber Co. (a)(b)	766	$13,658
Johnson Controls, Inc. (b)	1,911	54,807
		68,465
Automobiles—0.2%
Ford Motor Co. (a)(b)	7,235	34,800
General Motors Corp. (b)	1,829	21,034
Harley-Davidson, Inc. (b)	761	27,594
		83,428
Distributors—0.1%
Genuine Parts Co. (b)	540	21,427
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (a)	443	19,607
H&R Block, Inc.	1,054	22,556
		42,163
Hotels, Restaurants & Leisure—1.2%
Carnival Corp. (b)	1,409	46,441
Darden Restaurants, Inc. (b)	446	14,245
International Game Technology, Inc. (b)	997	24,905
Marriott International, Inc., Class A (b)	962	25,243
McDonald's Corp.	3,646	204,978
Starbucks Corp. (a)(b)	2,346	36,926
Starwood Hotels & Resorts Worldwide, Inc. (b)	601	24,082
Wendy's International, Inc. (b)	275	7,486
Wyndham Worldwide Corp. (b)	570	10,209
Yum! Brands, Inc. (b)	1,516	53,196
		447,711
Household Durables—0.4%
Black & Decker Corp. (b)	188	10,812
Centex Corp. (b)	389	5,201
D.R. Horton, Inc.	875	9,494
Fortune Brands, Inc. (b)	488	30,456
Harman International Industries, Inc. (b)	200	8,278
KB Home (b)	255	4,317
Leggett & Platt, Inc. (b)	546	9,156
Lennar Corp., Class A (b)	460	5,676
Newell Rubbermaid, Inc.	905	15,195
Pulte Homes, Inc. (b)	700	6,741
Snap-On, Inc. (b)	178	9,258
Stanley Works	241	10,804
Whirlpool Corp. (b)	231	14,260
		139,648
Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a)(b)	1,005	73,697
Expedia, Inc. (a)(b)	675	12,406
IAC/InterActiveCorp (a)(b)	595	11,472
		97,575

	Shares	Value
Leisure Equipment & Products—0.1%
Eastman Kodak Co. (b)	922	$13,305
Hasbro, Inc. (b)	442	15,788
Mattel, Inc.	1,160	19,859
		48,952
Media—2.8%
CBS Corp., Class B	2,198	42,839
Clear Channel Communications, Inc. (b)	1,601	56,355
Comcast Corp., Class A (b)	9,540	180,974
DIRECTV Group, Inc. (a)(b)	2,280	59,075
Gannett Co., Inc.	740	16,036
Interpublic Group of Companies, Inc. (a)(b)	1,519	13,063
McGraw-Hill Companies, Inc. (b)	1,032	41,404
Meredith Corp. (b)	127	3,593
New York Times Co., Class A (b)	462	7,110
News Corp., Class A	7,425	111,672
Omnicom Group, Inc. (b)	1,030	46,226
Scripps Networks Interactive Icl A	300	11,505
Time Warner, Inc.	11,538	170,763
Viacom, Inc., Class B (a)	2,048	62,546
Walt Disney Co. (b)	6,135	191,412
Washington Post Co., Class B (b)	19	11,151
		1,025,724
Multiline Retail—0.7%
Big Lots, Inc. (a)(b)	251	7,841
Dillard's, Inc., Class A (b)	187	2,164
Family Dollar Stores, Inc. (b)	442	8,813
J.C. Penney Co., Inc. (b)	726	26,347
Kohl's Corp. (a)(b)	977	39,119
Macy's, Inc.	1,349	26,198
Nordstrom, Inc. (b)	565	17,119
Sears Holdings Corp. (a)(b)	222	16,352
Target Corp. (b)	2,500	116,225
		260,178
Specialty Retail—1.5%
Abercrombie & Fitch Co., Class A (b)	275	17,237
AutoNation, Inc. (a)(b)	434	4,349
Autozone, Inc. (a)	148	17,909
Bed Bath & Beyond, Inc. (a)(b)	827	23,239
Best Buy Co., Inc. (b)	1,121	44,392
GameStop Corp., Class A (a)(b)	525	21,210
Gap, Inc.	1,456	24,272
Home Depot, Inc.	5,479	128,318
Limited Brands, Inc.	959	16,159
Lowe's Companies, Inc. (b)	4,709	97,712
Office Depot, Inc. (a)(b)	886	9,693
RadioShack Corp.	431	5,288
Sherwin-Williams Co. (b)	313	14,376
Staples, Inc.	2,266	53,817
Tiffany & Co. (b)	404	16,463
TJX Companies, Inc. (b)	1,375	43,271
		537,705

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	1,105	$31,912
Jones Apparel Group, Inc. (b)	281	3,864
Liz Claiborne, Inc. (b)	301	4,259
NIKE, Inc., Class B	1,212	72,247
Polo Ralph Lauren Corp. (b)	175	10,987
V.F. Corp. (b)	273	19,432
		142,701
Consumer Staples—10.6%
Beverages—2.4%
Anheuser-Busch Companies, Inc. (b)	2,296	142,628
Brown-Forman Corp., Class B (b)	282	21,311
Coca-Cola Co.	6,446	335,063
Coca-Cola Enterprises, Inc.	930	16,089
Constellation Brands, Inc., Class A (a)(b)	620	12,313
Molson Coors Brewing Co., Class B (b)	458	24,883
Pepsi Bottling Group, Inc. (b)	432	12,061
PepsiCo, Inc.	5,123	325,772
		890,120
Food & Staples Retailing—2.7%
Costco Wholesale Corp. (b)	1,387	97,284
CVS Caremark Corp.	4,611	182,457
Kroger Co.	2,145	61,926
Safeway, Inc. (b)	1,402	40,027
SUPERVALU, Inc. (b)	678	20,944
Sysco Corp. (b)	1,932	53,149
Wal-Mart Stores, Inc.	7,510	422,062
Walgreen Co.	3,186	103,577
Whole Foods Market, Inc. (b)	455	10,779
		992,205
Food Products—1.5%
Archer-Daniels-Midland Co.	2,088	70,470
Campbell Soup Co. (b)	701	23,455
ConAgra Foods, Inc.	1,561	30,096
Dean Foods Co. (a)	495	9,712
General Mills, Inc.	1,086	65,996
H.J. Heinz Co. (b)	1,009	48,281
Hershey Co. (b)	552	18,095
Kellogg Co.	829	39,809
Kraft Foods, Inc., Class A	4,900	139,405
McCormick & Co., Inc. Non-Voting Shares (b)	413	14,728
Sara Lee Corp.	2,286	28,003
Tyson Foods, Inc., Class A	880	13,147
Wm. Wrigley Jr. Co.	680	52,890
		554,087
Household Products—2.2%
Clorox Co.	441	23,020
Colgate-Palmolive Co.	1,629	112,564
Kimberly-Clark Corp.	1,361	81,360
Procter & Gamble Co.	9,849	598,918
		815,862

	Shares	Value
Personal Products—0.2%
Avon Products, Inc. (b)	1,381	$49,744
Estee Lauder Companies, Inc., Class A (b)	370	17,186
		66,930
Tobacco—1.6%
Altria Group, Inc.	6,767	139,130
Lorillard, Inc. (a)	550	38,038
Philip Morris International, Inc.	6,792	335,457
Reynolds American, Inc. (b)	545	25,435
UST, Inc. (b)	479	26,158
		564,218
Energy—15.9%
Energy Equipment & Services—3.6%
Baker Hughes, Inc. (b)	1,002	87,515
BJ Services Co. (b)	942	30,087
Cameron International Corp. (a)	700	38,745
ENSCO International, Inc. (b)	475	38,352
Halliburton Co. (b)	2,817	149,498
Nabors Industries Ltd. (a)(b)	918	45,193
National-Oilwell Varco, Inc. (a)	1,345	119,328
Noble Corp.	879	57,100
Rowan Companies, Inc. (b)	355	16,596
Schlumberger Ltd.	3,842	412,746
Smith International, Inc. (b)	650	54,041
Transocean, Inc. (a)	1,018	155,133
Weatherford International Ltd. (a)	2,200	109,098
		1,313,432
Oil, Gas & Consumable Fuels—12.3%
Anadarko Petroleum Corp.	1,515	113,383
Apache Corp.	1,084	150,676
Cabot Oil & Gas Corp.	325	22,012
Chesapeake Energy Corp. (b)	1,545	101,908
Chevron Corp.	6,672	661,395
ConocoPhillips	4,968	468,930
CONSOL Energy, Inc. (b)	585	65,736
Devon Energy Corp.	1,446	173,751
El Paso Corp. (b)	2,274	49,437
EOG Resources, Inc. (b)	800	104,960
Exxon Mobil Corp.	17,035	1,501,295
Hess Corp.	905	114,202
Marathon Oil Corp.	2,290	118,782
Massey Energy Co.	250	23,437
Murphy Oil Corp.	605	59,320
Noble Energy, Inc.	550	55,308
Occidental Petroleum Corp. (b)	2,635	236,781
Peabody Energy Corp. (b)	880	77,484
Range Resources Corp.	500	32,770
Southwestern Energy Co. (a)	1,100	52,371
Spectra Energy Corp. (b)	2,047	58,831
Sunoco, Inc. (b)	378	15,381
Tesoro Corp. (b)	450	8,897
Valero Energy Corp.	1,705	70,212
Williams Companies, Inc.	1,873	75,501
XTO Energy, Inc.	1,643	112,562
		4,525,322

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Financials—14.0%
Capital Markets—2.7%
American Capital Strategies Ltd. (b)	650	$15,451
Ameriprise Financial, Inc.	716	29,120
Bank of New York Mellon Corp.	3,695	139,782
Charles Schwab Corp.	2,986	61,332
E*TRADE Financial Corp. (a)(b)	1,515	4,757
Federated Investors, Inc., Class B	278	9,569
Franklin Resources, Inc.	498	45,642
Goldman Sachs Group, Inc.	1,262	220,724
Janus Capital Group, Inc. (b)	473	12,520
Legg Mason, Inc.	460	20,042
Lehman Brothers Holdings, Inc. (b)	2,242	44,414
Merrill Lynch & Co., Inc. (b)	3,170	100,521
Morgan Stanley	3,578	129,058
Northern Trust Corp. (b)	607	41,622
State Street Corp.	1,371	87,730
T. Rowe Price Group, Inc. (b)	827	46,701
		1,008,985
Commercial Banks—2.2%
BB&T Corp. (b)	1,760	40,075
Comerica, Inc. (b)	493	12,636
Fifth Third Bancorp (b)	1,852	18,853
First Horizon National Corp. (b)	612	4,547
Huntington Bancshares, Inc. (b)	1,176	6,785
KeyCorp (b)	1,565	17,184
M&T Bank Corp. (b)	250	17,635
Marshall & Ilsley Corp. (b)	843	12,923
National City Corp.	2,464	11,753
PNC Financial Services Group, Inc.	1,121	64,009
Regions Financial Corp. (b)	2,244	24,482
SunTrust Banks, Inc. (b)	1,132	41,001
U.S. Bancorp (b)	5,602	156,240
Wachovia Corp. (b)	6,902	107,188
Wells Fargo & Co. (b)	10,657	253,104
Zions Bancorporation (b)	340	10,707
		799,122
Consumer Finance—0.6%
American Express Co.	3,747	141,149
Capital One Financial Corp.	1,216	46,220
Discover Financial Services (b)	1,539	20,269
SLM Corp. (a)	1,517	29,354
		236,992
Diversified Financial Services—3.3%
Bank of America Corp. (c)	14,355	342,654
CIT Group, Inc. (b)	900	6,129
Citigroup, Inc.	17,551	294,155
CME Group, Inc. (b)	179	68,591
IntercontinentalExchange, Inc. (a)	225	25,650
JPMorgan Chase & Co. (b)	11,145	382,385
Leucadia National Corp. (b)	575	26,991
Moody's Corp. (b)	667	22,971
NYSE Euronext (b)	850	43,061
		1,212,587

	Shares	Value
Insurance—3.5%
ACE Ltd.	1,068	$58,836
AFLAC, Inc.	1,525	95,770
Allstate Corp.	1,788	81,515
American International Group, Inc.	8,681	229,699
Aon Corp.	956	43,919
Assurant, Inc.	300	19,788
Chubb Corp. (b)	1,177	57,685
Cincinnati Financial Corp. (b)	526	13,360
Genworth Financial, Inc., Class A	1,400	24,934
Hartford Financial Services Group, Inc. (b)	1,010	65,216
Lincoln National Corp.	846	38,341
Loews Corp. (b)	1,179	55,295
Marsh & McLennan Companies, Inc.	1,648	43,754
MBIA, Inc. (b)	676	2,968
MetLife, Inc. (b)	2,290	120,843
Principal Financial Group, Inc. (b)	828	34,751
Progressive Corp. (b)	2,195	41,090
Prudential Financial, Inc. (b)	1,409	84,174
SAFECO Corp. (b)	285	19,141
Torchmark Corp.	282	16,539
Travelers Companies, Inc.	1,939	84,152
Unum Group	1,109	22,679
XL Capital Ltd., Class A (b)	578	11,884
		1,266,333
Real Estate Investment Trusts (REITs)—1.2%
Apartment Investment & Management Co., Class A (b)	290	9,877
AvalonBay Communities, Inc. (b)	260	23,182
Boston Properties, Inc. (b)	380	34,284
Developers Diversified Realty Corp. (b)	375	13,016
Equity Residential Property Trust	866	33,142
General Growth Properties, Inc. (b)	875	30,651
HCP, Inc.	750	23,857
Host Hotels & Resorts, Inc. (b)	1,675	22,864
Kimco Realty Corp. (b)	830	28,652
Plum Creek Timber Co., Inc. (b)	541	23,106
ProLogis (b)	840	45,654
Public Storage, Inc. (b)	405	32,720
Simon Property Group, Inc.	715	64,271
Vornado Realty Trust	430	37,840
		423,116
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A (a)(b)	570	10,944
Thrifts & Mortgage Finance—0.5%
Countrywide Financial Corp. (b)	1,869	7,943
Fannie Mae (b)	3,427	66,861
Freddie Mac	2,076	34,046
Hudson City Bancorp, Inc. (b)	1,675	27,939
MGIC Investment Corp. (b)	398	2,432
Sovereign Bancorp, Inc. (b)	1,550	11,408
Washington Mutual, Inc. (b)	3,408	16,802
		167,431

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Health Care—11.7%
Biotechnology—1.4%
Amgen, Inc. (a)	3,523	$166,145
Biogen Idec, Inc. (a)(b)	941	52,592
Celgene Corp. (a)	1,400	89,418
Genzyme Corp. (a)	852	61,361
Gilead Sciences, Inc. (a)	2,980	157,791
		527,307
Health Care Equipment & Supplies—2.1%
Baxter International, Inc.	2,028	129,670
Becton, Dickinson & Co.	784	63,739
Boston Scientific Corp. (a)	4,348	53,437
C.R. Bard, Inc. (b)	326	28,672
Covidien Ltd.	1,619	77,534
Hospira, Inc. (a)(b)	505	20,255
Intuitive Surgical, Inc. (a)(b)	125	33,675
Medtronic, Inc. (b)	3,610	186,817
St. Jude Medical, Inc. (a)	1,102	45,050
Stryker Corp. (b)	760	47,789
Varian Medical Systems, Inc. (a)(b)	400	20,740
Zimmer Holdings, Inc. (a)	754	51,310
		758,688
Health Care Providers & Services—1.8%
Aetna, Inc.	1,559	63,186
AmerisourceBergen Corp.	522	20,875
Cardinal Health, Inc. (b)	1,155	59,575
CIGNA Corp.	900	31,851
Coventry Health Care, Inc. (a)(b)	495	15,058
Express Scripts, Inc. (a)	810	50,803
Humana, Inc. (a)	547	21,754
Laboratory Corp. of America Holdings (a)(b)	365	25,415
McKesson Corp.	904	50,543
Medco Health Solutions, Inc. (a)(b)	1,640	77,408
Patterson Companies, Inc. (a)	415	12,197
Quest Diagnostics, Inc. (b)	497	24,089
Tenet Healthcare Corp. (a)(b)	1,535	8,535
UnitedHealth Group, Inc.	3,973	104,291
WellPoint, Inc. (a)(b)	1,692	80,641
		646,221
Health Care Technology—0.0%
IMS Health, Inc.	597	13,910
Life Sciences Tools & Services—0.4%
Applera Corp. - Applied Biosystems Group (b)	539	18,046
Millipore Corp. (a)(b)	176	11,943
PerkinElmer, Inc.	377	10,499
Thermo Fisher Scientific, Inc. (a)	1,342	74,790
Waters Corp. (a)	319	20,576
		135,854
Pharmaceuticals—6.0%
Abbott Laboratories	4,981	263,843
Allergan, Inc.	994	51,738
Barr Pharmaceuticals, Inc. (a)(b)	340	15,327
Bristol-Myers Squibb Co.	6,390	131,187

	Shares	Value
Eli Lilly & Co.	3,186	$147,066
Forest Laboratories, Inc. (a)	984	34,184
Johnson & Johnson	9,102	585,623
King Pharmaceuticals, Inc. (a)	797	8,345
Merck & Co., Inc.	6,913	260,551
Mylan, Inc. (a)(b)	975	11,768
Pfizer, Inc.	21,828	381,335
Schering-Plough Corp.	5,227	102,920
Watson Pharmaceuticals, Inc. (a)	347	9,428
Wyeth	4,299	206,180
		2,209,495
Industrials—10.9%
Aerospace & Defense—2.6%
Boeing Co.	2,433	159,897
General Dynamics Corp. (b)	1,275	107,355
Goodrich Corp.	410	19,459
Honeywell International, Inc.	2,384	119,868
L-3 Communications Holdings, Inc. (b)	385	34,985
Lockheed Martin Corp.	1,088	107,342
Northrop Grumman Corp.	1,095	73,255
Precision Castparts Corp.	450	43,366
Raytheon Co. (b)	1,360	76,541
Rockwell Collins, Inc.	528	25,323
United Technologies Corp.	3,135	193,429
		960,820
Air Freight & Logistics—0.9%
C.H. Robinson Worldwide, Inc. (b)	550	30,162
Expeditors International Washington, Inc. (b)	700	30,100
FedEx Corp. (b)	995	78,396
United Parcel Service, Inc., Class B	3,283	201,806
		340,464
Airlines—0.1%
Southwest Airlines Co. (b)	2,359	30,761
Building Products—0.1%
Masco Corp. (b)	1,160	18,247
Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)(b)	1,091	13,769
Avery Dennison Corp. (b)	341	14,980
Cintas Corp. (b)	432	11,452
Equifax, Inc. (b)	411	13,818
Monster Worldwide, Inc. (a)(b)	400	8,244
Pitney Bowes, Inc.	667	22,745
R.R. Donnelley & Sons Co.	696	20,664
Robert Half International, Inc. (b)	505	12,105
Waste Management, Inc.	1,585	59,770
		177,547
Construction & Engineering—0.2%
Fluor Corp. (b)	294	54,708
Jacobs Engineering Group, Inc. (a)(b)	400	32,280
		86,988

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Electrical Equipment—0.5%
Cooper Industries Ltd., Class A (b)	558	$22,041
Emerson Electric Co.	2,526	124,910
Rockwell Automation, Inc. (b)	464	20,291
		167,242
Industrial Conglomerates—3.0%
3M Co.	2,269	157,900
General Electric Co. (d)	32,150	858,083
Textron, Inc.	807	38,679
Tyco International Ltd. (b)	1,544	61,822
		1,116,484
Machinery—1.9%
Caterpillar, Inc. (b)	1,984	146,459
Cummins, Inc. (b)	645	42,261
Danaher Corp. (b)	822	63,541
Deere & Co. (b)	1,379	99,467
Dover Corp. (b)	620	29,990
Eaton Corp.	531	45,119
Illinois Tool Works, Inc. (b)	1,286	61,098
Ingersoll-Rand Co., Ltd., Class A	1,021	38,216
ITT Corp. (b)	597	37,808
Manitowoc Co., Inc. (b)	425	13,825
Paccar, Inc. (b)	1,186	49,610
Pall Corp.	375	14,880
Parker Hannifin Corp. (b)	529	37,728
Terex Corp. (a)(b)	320	16,438
		696,440
Road & Rail—1.1%
Burlington Northern Santa Fe Corp. (b)	952	95,095
CSX Corp. (b)	1,296	81,402
Norfolk Southern Corp. (b)	1,222	76,583
Ryder System, Inc. (b)	189	13,018
Union Pacific Corp. (b)	1,673	126,312
		392,410
Trading Companies & Distributors—0.0%
W.W. Grainger, Inc. (b)	210	17,178
Information Technology—16.1%
Communications Equipment—2.5%
Ciena Corp. (a)(b)	280	6,487
Cisco Systems, Inc. (a)	19,045	442,987
Corning, Inc.	5,074	116,956
JDS Uniphase Corp. (a)(b)	750	8,520
Juniper Networks, Inc. (a)(b)	1,705	37,817
Motorola, Inc.	7,273	53,384
QUALCOMM, Inc.	5,218	231,522
Tellabs, Inc. (a)(b)	1,271	5,910
		903,583
Computers & Peripherals—4.6%
Apple, Inc. (a)	2,842	475,864
Dell, Inc. (a)	6,529	142,855
EMC Corp. (a)(b)	6,661	97,850
Hewlett-Packard Co.	7,949	351,425

	Shares	Value
International Business Machines Corp.	4,420	$523,903
Lexmark International, Inc., Class A (a)(b)	305	10,196
NetApp, Inc. (a)(b)	1,109	24,021
QLogic Corp. (a)(b)	440	6,420
SanDisk Corp. (a)	725	13,557
Sun Microsystems, Inc. (a)(b)	2,523	27,450
Teradata Corp. (a)(b)	575	13,306
		1,686,847
Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	1,168	41,511
Jabil Circuit, Inc. (b)	670	10,995
Molex, Inc. (b)	455	11,106
Tyco Electronics Ltd.	1,544	55,306
		118,918
Internet Software & Services—1.7%
Akamai Technologies, Inc. (a)(b)	550	19,134
eBay, Inc. (a)(b)	3,560	97,295
Google, Inc., Class A (a)	747	393,236
VeriSign, Inc. (a)(b)	630	23,814
Yahoo!, Inc. (a)	4,448	91,896
		625,375
IT Services—0.9%
Affiliated Computer Services, Inc., Class A (a)	310	16,582
Automatic Data Processing, Inc. (b)	1,670	69,973
Cognizant Technology Solutions Corp., Class A (a)(b)	935	30,397
Computer Sciences Corp. (a)(b)	496	23,233
Convergys Corp. (a)(b)	410	6,092
Electronic Data Systems Corp.	1,616	39,818
Fidelity National Information Services, Inc.	555	20,485
Fiserv, Inc. (a)(b)	524	23,774
Paychex, Inc.	1,044	32,656
Total System Services, Inc. (b)	649	14,421
Unisys Corp. (a)(b)	1,142	4,511
Western Union Co. (b)	2,389	59,056
		340,998
Office Electronics—0.1%
Xerox Corp. (b)	2,889	39,175
Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc. (a)(b)	1,962	11,438
Altera Corp.	962	19,913
Analog Devices, Inc. (b)	933	29,641
Applied Materials, Inc.	4,365	83,328
Broadcom Corp., Class A (a)(b)	1,451	39,598
Intel Corp.	18,474	396,822
KLA-Tencor Corp. (b)	553	22,513
Linear Technology Corp. (b)	713	23,222
LSI Logic Corp. (a)(b)	2,061	12,655
MEMC Electronic Materials, Inc. (a)	725	44,617
Microchip Technology, Inc. (b)	600	18,324

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Micron Technology, Inc. (a)(b)	2,465	$14,790
National Semiconductor Corp.	700	14,378
Novellus Systems, Inc. (a)(b)	332	7,035
NVIDIA Corp. (a)(b)	1,777	33,265
Teradyne, Inc. (a)	541	5,989
Texas Instruments, Inc.	4,258	119,905
Xilinx, Inc. (b)	911	23,003
		920,436
Software—3.5%
Adobe Systems, Inc. (a)	1,725	67,948
Autodesk, Inc. (a)(b)	730	24,681
BMC Software, Inc. (a)	622	22,392
CA, Inc. (b)	1,253	28,932
Citrix Systems, Inc. (a)(b)	603	17,734
Compuware Corp. (a)	846	8,071
Electronic Arts, Inc. (a)	1,028	45,674
Intuit, Inc. (a)	1,036	28,562
Microsoft Corp.	25,845	710,996
Novell, Inc. (a)(b)	1,146	6,750
Oracle Corp. (a)	12,792	268,632
Symantec Corp. (a)	2,708	52,400
		1,282,772
Materials—3.8%
Chemicals—2.0%
Air Products & Chemicals, Inc. (b)	682	67,423
Ashland, Inc.	171	8,242
Dow Chemical Co. (b)	3,000	104,730
E.I. Du Pont de Nemours & Co. (b)	2,909	124,767
Eastman Chemical Co. (b)	242	16,664
Ecolab, Inc.	570	24,504
Hercules, Inc. (b)	368	6,230
International Flavors & Fragrances, Inc. (b)	256	9,999
Monsanto Co. (b)	1,770	223,799
PPG Industries, Inc. (b)	521	29,890
Praxair, Inc.	1,010	95,182
Rohm and Haas Co. (b)	401	18,623
Sigma-Aldrich Corp. (b)	427	22,998
		753,051
Construction Materials—0.1%
Vulcan Materials Co. (b)	342	20,445
Containers & Packaging—0.1%
Ball Corp. (b)	305	14,561
Bemis Co., Inc. (b)	311	6,972
Pactiv Corp. (a)	417	8,853
Sealed Air Corp. (b)	505	9,600
		39,986
Metals & Mining—1.4%
AK Steel Holding Corp.	350	24,150
Alcoa, Inc.	2,632	93,752
Allegheny Technologies, Inc. (b)	317	18,792
Freeport-McMoRan Copper & Gold, Inc. (b)	1,225	143,558

	Shares	Value
Newmont Mining Corp.	1,454	$75,840
Nucor Corp. (b)	1,001	74,745
Titanium Metals Corp. (b)	325	4,547
United States Steel Corp. (b)	389	71,879
		507,263
Paper & Forest Products—0.2%
International Paper Co. (b)	1,375	32,038
MeadWestvaco Corp. (b)	556	13,255
Weyerhaeuser Co. (b)	672	34,366
		79,659
Telecommunication Services—3.3%
Diversified Telecommunication Services—2.9%
AT&T, Inc.	19,174	645,972
CenturyTel, Inc. (b)	349	12,421
Citizens Communications Co. (b)	1,054	11,952
Embarq Corp.	483	22,831
Qwest Communications International, Inc. (b)	4,916	19,320
Verizon Communications, Inc.	9,205	325,857
Windstream Corp. (b)	1,432	17,671
		1,056,024
Wireless Telecommunication Services—0.4%
American Tower Corp., Class A (a)(b)	1,275	53,869
Sprint Nextel Corp.	9,208	87,476
		141,345
Utilities—3.9%
Electric Utilities—2.3%
Allegheny Energy, Inc.	542	27,160
American Electric Power Co., Inc.	1,292	51,977
Duke Energy Corp. (b)	4,070	70,737
Edison International (b)	1,046	53,743
Entergy Corp.	608	73,252
Exelon Corp.	2,113	190,085
FirstEnergy Corp.	992	81,671
FPL Group, Inc. (b)	1,325	86,894
Pepco Holdings, Inc.	650	16,673
Pinnacle West Capital Corp. (b)	337	10,370
PPL Corp.	1,214	63,456
Progress Energy, Inc. (b)	839	35,095
Southern Co. (b)	2,471	86,287
		847,400
Gas Utilities—0.1%
Nicor, Inc. (b)	145	6,175
Questar Corp. (b)	570	40,493
		46,668
Independent Power Producers & Energy Traders—0.3%
AES Corp. (a)	2,166	41,609
Constellation Energy Group, Inc.	577	47,372
Dynegy, Inc. (a)(b)	1,602	13,697
		102,678

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Multi-Utilities—1.2%
Ameren Corp. (b)	679	$28,674
CenterPoint Energy, Inc.	1,068	17,141
CMS Energy Corp. (b)	715	10,654
Consolidated Edison, Inc. (b)	875	34,204
Dominion Resources, Inc.	1,860	88,331
DTE Energy Co. (b)	519	22,026
Integrys Energy Group, Inc. (b)	250	12,707
NiSource, Inc. (b)	889	15,931
PG&E Corp. (b)	1,162	46,120
Public Service Enterprise Group, Inc.	1,645	75,555
Sempra Energy	799	45,104
TECO Energy, Inc. (b)	690	14,828
Xcel Energy, Inc. (b)	1,387	27,837
		439,112
Total Common Stocks (cost of $26,800,020)		36,011,154
SECURITIES LENDING COLLATERAL—28.4%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 2.633%) (e)	10,431,665	10,431,665
Total Securities Lending Collateral (cost of $10,431,665)		10,431,665
	Par
SHORT-TERM OBLIGATION—1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 08/23/17, market value $397,288 (repurchase proceeds $387,024)	$387,000	387,000
Total Short-Term Obligation (cost of $387,000)		387,000
Total Investments—127.7% (cost of $37,618,685) (f)		46,829,819
Other Assets & Liabilities, Net—(27.7)%		(10,167,541)
Net Assets—100.0%		$36,662,278

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $10,134,481.

(c)  Investments in affiliates during the six months ended June 30, 2008:

Security name:	Bank of America Corp.
Shares as of 12/31/07:	15,755
Shares purchased:	150
Shares sold:	(1,550)
Shares as of 06/30/08:	14,355
Net realized gain/loss:	$1,004
Dividend income earned:	$18,966
Value at end of period:	$342,654

(d)  A portion of this security with a market value of $133,450 is pledged as collateral for open futures contracts.

(e)  Investment made with cash collateral received from securities lending activity.

(f)  Cost for federal income tax purposes is $37,618,685.

At June 30, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Futures	2	$640,550	$672,083	Sep-2008	$(31,533)

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	16.1
Energy	15.9
Financials	14.0
Health Care	11.7
Industrials	10.9
Consumer Staples	10.6
Consumer Discretionary	8.0
Utilities	3.9
Materials	3.8
Telecommunication Services	3.3
98.2
Securities Lending Collateral	28.4
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	(27.7)
100.0

See Accompanying Notes to Financial Statements.
10

Statement of Assets and Liabilities

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Unaffiliated investments, at cost	$37,211,871
Affiliated investments, at cost	406,814
Total investments, at cost	37,618,685
Unaffiliated investments, at value (including securities on loan of $10,134,481)	$46,487,165
Affiliated investments, at value	342,654
Total investments, at value	46,829,819
Cash	868
Receivable for:
Investments sold	12,460
Fund shares sold	287,095
Interest	24
Dividends	48,101
Securities lending income	5,175
Futures variation margin	550
Expense reimbursement due from Investment Advisor	8,148
Trustees' deferred compensation plan	11,509
Total Assets	47,203,749
Liabilities
Collateral on securities loaned	10,431,665
Payable for:
Investments purchased	35,658
Fund shares repurchased	368
Investment advisory fee	6,378
Transfer agent fee	7
Pricing and bookkeeping fees	8,552
Trustees' fees	1,624
Audit fee	18,742
Custody fee	2,218
Legal fee	8,855
Distribution fee—Class B	8,777
Chief compliance officer expenses	118
Trustees' deferred compensation plan	11,509
Other liabilities	7,000
Total Liabilities	10,541,471
Net Assets	$36,662,278
Net Assets Consist of
Paid-in capital	$29,004,437
Undistributed net investment income	950,426
Accumulated net realized loss	(2,472,186)
Net unrealized appreciation (depreciation) on:
Investments	9,211,134
Futures contracts	(31,533)
Net Assets	$36,662,278
Class A:
Net assets	$101,263
Shares outstanding	8,952
Net asset value per share	$11.31
Class B:
Net assets	$36,561,015
Shares outstanding	3,255,578
Net asset value per share	$11.23

See Accompanying Notes to Financial Statements.
11

Statement of Operations

Columbia S&P 500® Index Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$401,131
Dividends from affiliates	18,966
Interest	8,182
Securities lending	32,790
Total Investment Income	461,069
Expenses
Investment advisory fee	40,736
Distribution fee—Class B	50,787
Transfer agent fee	42
Pricing and bookkeeping fees	29,051
Trustees' fees	7,233
Custody fee	8,355
Audit fee	15,528
Legal fee	9,597
Reports to shareholders	12,619
Chief compliance officer expenses	291
Other expenses	7,012
Total Expenses	181,251
Fees and expenses waived or reimbursed by Investment Advisor	(55,100)
Custody earnings credit	(1)
Net Expenses	126,150
Net Investment Income	334,919
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Unaffiliated investments	559,239
Affiliated investments	1,004
Futures contracts	(44,779)
Net realized gain	515,464
Net change in unrealized appreciation (depreciation) on:
Investments	(6,244,168)
Futures contracts	(25,912)
Net change in unrealized appreciation (depreciation)	(6,270,080)
Net Loss	(5,754,616)
Net Decrease Resulting from Operations	$(5,419,697)

See Accompanying Notes to Financial Statements.
12

Statement of Changes in Net Assets

Columbia S&P 500® Index Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$334,919	$637,351
Net realized gain on investments and futures contracts	515,464	1,770,145
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(6,270,080)	77,199
Net Increase (Decrease) Resulting from Operations	(5,419,697)	2,484,695
Distributions to Shareholders
From net investment income:
Class A	—	(1,650)
Class B	—	(608,295)
Total Distributions to Shareholders	—	(609,945)
Share Transactions
Class A:
Distributions reinvested	—	1,650
Net Increase	—	1,650
Class B:
Subscriptions	1,094,968	2,287,124
Distributions reinvested	—	608,295
Redemptions	(6,016,342)	(8,590,349)
Net Decrease	(4,921,374)	(5,694,930)
Net Decrease from Share Transactions	(4,921,374)	(5,693,280)
Total Decrease in Net Assets	(10,341,071)	(3,818,530)
Net Assets
Beginning of period	47,003,349	50,821,879
End of period	$36,662,278	$47,003,349
Undistributed net investment income at end of period	$950,426	$615,507
Changes in Shares
Class A:
Distributions reinvested	—	123
Net Increase	—	123
Class B:
Subscriptions	94,622	180,662
Distributions reinvested	—	45,497
Redemptions	(505,204)	(670,652)
Net Decrease	(410,582)	(444,493)

See Accompanying Notes to Financial Statements.
13

Financial Highlights

Columbia S&P 500® Index Fund, Variable Series — Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006(a)	2005		2004	2003
Net Asset Value, Beginning of Period	$12.79		$12.34	$10.87	$10.43		$9.59	$7.57
Income from Investment Operations:
Net investment income (b)	0.10		0.16	0.14	0.12		0.13 (c)	0.09
Net realized and unrealized gain on investments and futures contracts	(1.66)		0.45	1.48	0.32		0.84	2.01
Total from Investment Operations	(1.56)		0.61	1.62	0.44		0.97	2.10
Less Distributions to Shareholders:
From net investment income	—		(0.16)	(0.15)	—		(0.13)	(0.08)
Net Asset Value, End of Period	$11.23		$12.79	$12.34	$10.87		$10.43	$9.59
Total return (d)(e)(f)	(12.20	)%(g)	4.87%	15.03%	4.22	%(h)	10.12%	27.68%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.62	%(j)	0.72%	0.73%	0.69%		0.75%	0.75%
Waiver/Reimbursement	0.27	%(j)	0.12%	0.06%	0.01%		0.14%	0.22%
Net investment income (i)	1.65	%(j)	1.27%	1.22%	1.19%		1.29%	1.05%
Portfolio turnover rate	2	%(g)	4%	5%	7%		6%	3%
Net assets, end of period (000's)	$36,561		$46,888	$50,712	$52,431		$54,646	$48,442

(a)  On May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed as Columbia S&P 500® Index Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. The reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.
14

Notes to Financial Statements

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia S&P 500® Index Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500 Index.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$46,442,819	$(31,533)
Level 2—Other Significant Observable Inputs	387,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$46,829,819	$(31,533)

* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data

15

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts—The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$609,945
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

16

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$12,810,213
Unrealized depreciation	(3,599,079)
Net unrealized appreciation	$9,211,134

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$53,470
2013	717,217
2014	523,352
$1,294,039

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

17

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to waive fees and/or reimburse the Fund through April 30, 2009, for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.37% annually of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after April 30, 2009.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $721,320 and $4,615,471, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had two shareholders that collectively held 98.7% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and

18

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007,

19

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2008 (Unaudited)

with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

20

Important Information About This Report

A description of the policies and procedures that Columbia S&P 500® Index Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621

SHC-44/154723-0608 (08/08) 08/55349

Columbia Mid Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008

Columbia Mid Cap Value Fund, Variable Series seeks long-term capital appreciation.

Diane L. Sobin, David I. Hoffman, Lori J. Ensinger and Noah J. Petrucci are co-managers of the fund.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Mid Cap Value Fund, Variable Series underperformed its benchmark, the Russell Midcap Value Index.1 Its return also was lower than the average return for its peer groups, the Lipper VUF Mid-Cap Core Funds Classification, and the Lipper VUF Mid-Cap Value Funds Classification.2 During the period, Lipper changed its methodology of fund classification. As a result, the fund was classified into the Lipper VUF Mid-Cap Core Funds Classification. We believe the fund's appropriate classification remains within the Lipper VUF Mid-Cap Value Funds Classification and, as such, present both measures. Exposure to the commercial aerospace sector generally accounted for the fund's underperformance. In addition, the fund did not get the full benefit of the positive performance of the materials sector, which experienced strong global demand for steel. The fund had less exposure than the index to the sector.

•  A delay in production of the Boeing 787 Dreamliner had a negative impact on several holdings, including Spirit Aerosystems Holdings, Inc., which makes plane fuselages and wings, and industrial parts supplier Barnes Group, Inc. (0.9% and 0.7% of net assets, respectively). Defense stocks, including Textron, Inc., also suffered late in the period (1.2% of net assets). Among financials, regional banks and credit-exposed housing companies detracted from returns while a position in Equity Residential (0.7% of net assets), a real estate investment trust, bucked the negative trend of the sector and generated a positive return. We sold insurer Ambac Financial Group, Inc. in the wake of growing concerns about bond insurers' balance sheets.

•  On the whole, the fund's insurance holdings boosted relative returns with strong showings from ACE Ltd. and Assurant, Inc., the market-leading provider of insurance for properties in foreclosure (both 1.1% of net assets). An underweight position in consumer discretionary stocks also aided performance. Retailer Polo Ralph Lauren Corp. benefited from increased market penetration in multiple domestic and global channels, and toymaker Hasbro, Inc. saw positive results (1.0% and 0.6% of net assets, respectively). Value-hungry consumers drove positive returns from several consumer staples stocks, including BJ's Wholesale Club, Inc. and Kroger Co. (1.0% and 1.1% of net assets, respectively). An overweight in the utilities sector helped, with standout performance from Entergy Corp. which benefited from high power prices and its low cost nuclear base (1.1% of net assets).

•  Volatile market conditions and a weakened U.S. economy contributed to a significant decline in stock valuations over the past six months. We believe that the fund is poised to take advantage of now plentiful valuation opportunities among mid-sized companies, many of which have proved resilient during prior down markets. However, we remain cautious, seeking to increase exposure to attractively valued companies with stabilized operating fundamentals, little or no exposure to the credit cycle and a demonstrated ability to grow in the current environment.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (05/30/00)	-12.23	-16.45	11.20	8.09
Russell Midcap Value Index[1]	-8.58	-17.09	13.00	10.65

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	17.83	15.65

Annual operating expense ratio (%)*
Class A	1.07

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	877.72	1,019.39	5.14	5.52	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—7.7%
Auto Components—2.2%
BorgWarner, Inc.	6,500	$288,470
Gentex Corp.	9,000	129,960
Johnson Controls, Inc.	9,150	262,422
		680,852
Automobiles—0.4%
Ford Motor Co. (a)	23,614	113,583
Hotels, Restaurants & Leisure—1.5%
Royal Caribbean Cruises Ltd.	10,550	237,059
Starwood Hotels & Resorts Worldwide, Inc.	5,500	220,385
		457,444
Leisure Equipment & Products—0.6%
Hasbro, Inc.	5,550	198,246
Multiline Retail – 2.0%
Macy's, Inc.	16,308	316,701
Saks, Inc. (a)	26,450	290,421
		607,122
Textiles, Apparel & Luxury Goods—1.0%
Polo Ralph Lauren Corp.	4,900	307,622
Consumer Staples—10.7%
Beverages—2.0%
Fomento Economico Mexicano SAB de CV, ADR	7,750	352,702
Pepsi Bottling Group, Inc.	9,700	270,824
		623,526
Food & Staples Retailing—2.1%
BJ's Wholesale Club, Inc. (a)	7,700	297,990
Kroger Co.	11,400	329,118
		627,108
Food Products—4.0%
ConAgra Foods, Inc.	14,950	288,236
Dean Foods Co. (a)	13,850	271,737
Hershey Co.	6,950	227,821
Smithfield Foods, Inc. (a)	5,700	113,316
Tyson Foods, Inc., Class A	22,000	328,680
		1,229,790
Household Products—0.9%
Clorox Co.	5,150	268,830
Personal Products—1.7%
Avon Products, Inc.	8,450	304,369
Estee Lauder Companies, Inc., Class A	4,700	218,315
		522,684

	Shares	Value
Energy—11.4%
Energy Equipment & Services—2.4%
National-Oilwell Varco, Inc. (a)	3,350	$297,212
Rowan Companies, Inc.	5,000	233,750
Tidewater, Inc.	2,900	188,587
		719,549
Oil, Gas & Consumable Fuels—9.0%
Cabot Oil & Gas Corp.	2,900	196,417
El Paso Corp.	22,000	478,280
Forest Oil Corp. (a)	7,000	521,500
Hess Corp.	3,800	479,522
Newfield Exploration Co. (a)	5,550	362,138
Peabody Energy Corp.	4,350	383,017
Williams Companies, Inc.	8,200	330,542
		2,751,416
Financials—22.5%
Capital Markets—2.1%
Ameriprise Financial, Inc.	10,600	431,102
Lazard Ltd., Class A	6,400	218,560
		649,662
Commercial Banks—7.9%
Bank of Hawaii Corp.	8,250	394,350
City National Corp.	5,850	246,109
Comerica, Inc.	9,200	235,796
Cullen/Frost Bankers, Inc.	6,700	333,995
KeyCorp	12,100	132,858
Marshall & Ilsley Corp.	23,550	361,021
SVB Financial Group (a)	5,400	259,794
TCF Financial Corp.	25,900	311,577
Zions Bancorporation	4,450	140,131
		2,415,631
Insurance—5.4%
ACE Ltd.	6,150	338,804
Assurant, Inc.	5,150	339,694
Assured Guaranty Ltd.	10,100	181,699
Loews Corp.	7,050	330,645
Platinum Underwriters Holdings Ltd.	9,600	313,056
Reinsurance Group of America, Inc.	3,400	147,968
		1,651,866
Real Estate Investment Trusts (REITs)—6.6%
Alexandria Real Estate Equities, Inc.	2,900	282,286
Boston Properties, Inc.	2,100	189,462
Equity Residential Property Trust	5,400	206,658
General Growth Properties, Inc.	8,300	290,749
Plum Creek Timber Co., Inc.	10,500	448,455
ProLogis	4,450	241,857
Rayonier, Inc.	8,400	356,664
		2,016,131
Thrifts & Mortgage Finance—0.5%
Freddie Mac	8,100	132,840

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Health Care—4.9%
Health Care Equipment & Supplies—2.1%
Beckman Coulter, Inc.	3,750	$253,237
Cooper Companies, Inc.	3,000	111,450
Hospira, Inc. (a)	7,400	296,814
		661,501
Health Care Providers & Services—2.0%
CIGNA Corp.	5,950	210,571
Community Health Systems, Inc. (a)	6,900	227,562
Universal Health Services, Inc., Class B	2,750	173,855
		611,988
Life Sciences Tools & Services—0.8%
Varian, Inc. (a)	4,675	238,706
Industrials—13.2%
Aerospace & Defense—2.3%
AerCap Holdings NV	11,800	149,034
L-3 Communications Holdings, Inc.	3,350	304,415
Spirit Aerosystems Holdings, Inc., Class A (a)	13,596	260,771
		714,220
Commercial Services & Supplies—0.7%
Equifax, Inc.	6,600	221,892
Construction & Engineering—1.0%
Jacobs Engineering Group, Inc. (a)	3,900	314,730
Electrical Equipment—0.7%
Cooper Industries Ltd., Class A	5,650	223,175
Industrial Conglomerates—3.2%
McDermott International, Inc. (a)	6,510	402,904
Teleflex, Inc.	3,400	189,006
Textron, Inc.	7,700	369,061
		960,971
Machinery—3.6%
Barnes Group, Inc.	8,768	202,453
Harsco Corp.	4,050	220,361
Kennametal, Inc.	9,100	296,205
Parker Hannifin Corp.	5,150	367,298
		1,086,317
Marine—0.8%
Alexander & Baldwin, Inc.	5,650	257,357
Road & Rail—0.9%
Canadian Pacific Railway Ltd.	3,950	261,253
Information Technology—7.7%
Communications Equipment—0.2%
Tellabs, Inc. (a)	14,700	68,355
Computers & Peripherals—1.6%
Diebold, Inc.	2,000	71,160
NCR Corp. (a)	15,750	396,900
		468,060

	Shares	Value
Electronic Equipment & Instruments—2.3%
Agilent Technologies, Inc. (a)	2,750	$97,735
Arrow Electronics, Inc. (a)	8,850	271,872
Avnet, Inc. (a)	6,769	184,659
Mettler-Toledo International, Inc. (a)	1,650	156,519
		710,785
Semiconductors & Semiconductor Equipment—1.8%
Intersil Corp., Class A	6,400	155,648
KLA-Tencor Corp.	3,100	126,201
NVIDIA Corp. (a)	8,600	160,992
Spansion, Inc., Class A (a)	15,550	34,987
Verigy Ltd. (a)	3,363	76,374
		554,202
Software—1.8%
Activision, Inc. (a)	5,400	183,978
Citrix Systems, Inc. (a)	3,000	88,230
Electronic Arts, Inc. (a)	4,600	204,378
Synopsys, Inc. (a)	3,400	81,294
		557,880
Materials—6.5%
Chemicals—3.4%
Air Products & Chemicals, Inc.	5,600	553,616
Albemarle Corp.	5,100	203,541
PPG Industries, Inc.	4,850	278,244
		1,035,401
Containers & Packaging—1.7%
Crown Holdings, Inc. (a)	9,200	239,108
Packaging Corp. of America	13,550	291,461
		530,569
Metals & Mining—0.5%
Allegheny Technologies, Inc.	2,700	160,056
Paper & Forest Products—0.9%
Weyerhaeuser Co.	5,000	255,700
Utilities—14.1%
Electric Utilities—6.7%
American Electric Power Co., Inc.	10,800	434,484
Edison International	9,150	470,127
Entergy Corp.	2,800	337,344
FPL Group, Inc.	3,950	259,041
PPL Corp.	10,300	538,381
		2,039,377
Gas Utilities—1.0%
AGL Resources, Inc.	9,150	316,407
Independent Power Producers & Energy Traders—1.8%
Mirant Corp. (a)	8,850	346,478
Reliant Energy, Inc. (a)	9,200	195,684
		542,162

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Multi-Utilities—4.6%
PG&E Corp.	11,450	$454,450
Public Service Enterprise Group, Inc.	5,200	238,836
Sempra Energy	6,900	389,505
Wisconsin Energy Corp.	7,100	321,062
		1,403,853
Total Common Stocks (cost of $26,921,978)		30,168,819
	Par
CONVERTIBLE BONDS—0.2%
Consumer Discretionary—0.2%
Automobiles—0.2%
Ford Motor Co. 4.250% 12/15/36	$106,000	77,115
Total Convertible Bonds (cost of $111,477)		77,115
SHORT-TERM OBLIGATION—1.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/27, market value $460,350 (repurchase proceeds $451,020)	451,000	451,000
Total Short-Term Obligation (cost of $451,000)		451,000
Total Investments—100.4% (cost of $27,484,455) (b)		30,696,934
Other Assets & Liabilities, Net—(0.4)%		(116,697)
Net Assets—100.0%		$30,580,237

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $27,484,455.

Acronym	Name
ADR	American Depositary Receipt

For the six months ended June 30, 2008, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	5	$1,870
Options written	40	36,020
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(45)	(37,890)
Options outstanding at June 30, 2008	—	$—

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	22.5
Utilities	14.1
Industrials	13.2
Energy	11.4
Consumer Staples	10.7
Consumer Discretionary	7.9
Information Technology	7.7
Materials	6.5
Health Care	4.9
98.9
Short-Term Obligation	1.5
Other Assets & Liabilities, Net	(0.4)
100.0

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$27,484,455
Investments, at value	$30,696,934
Cash	286
Receivable for:
Fund shares sold	82,531
Interest	220
Dividends	42,726
Expense reimbursement due from Distributor	10,217
Trustees' deferred compensation plan	11,038
Total Assets	30,843,952
Liabilities
Payable for:
Investments purchased	155,416
Fund shares repurchased	33,750
Investment advisory fee	18,446
Transfer agent fee	7
Pricing and bookkeeping fees	8,008
Trustees' fees	178
Audit fee	18,051
Custody fee	2,062
Distribution fee — Class B	6,576
Chief compliance officer expenses	106
Trustees' deferred compensation plan	11,038
Other liabilities	10,077
Total Liabilities	263,715
Net Assets	$30,580,237
Net Assets Consist of
Paid-in capital	$22,908,841
Undistributed net investment income	433,437
Accumulated net realized gain	4,025,485
Net unrealized appreciation (depreciation) on:
Investments	3,212,479
Foreign currency translations	(5)
Net Assets	$30,580,237
Class A
Net assets	$1,499,768
Shares outstanding	95,839
Net asset value per share	$15.65
Class B
Net assets	$29,080,469
Shares outstanding	1,863,646
Net asset value per share	$15.60

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Mid Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$312,769
Interest	5,491
Foreign taxes withheld	(288)
Total Investment Income	317,972
Expenses
Investment advisory fee	118,348
Distribution fee — Class B	40,110
Transfer agent fee	82
Pricing and bookkeeping fees	26,181
Trustees' fees	7,978
Custody fee	4,688
Audit fee	14,837
Reports to shareholders	12,176
Chief compliance officer expenses	278
Other expenses	11,928
Total Expenses	236,606
Fees and expenses waived or reimbursed by Investment Advisor	(10,596)
Fees waived by Distributor — Class B	(40,051)
Custody earnings credit	(1)
Net Expenses	185,958
Net Investment Income	132,014
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options
Net realized gain (loss) on:
Investments	(791,269)
Foreign currency transactions	(15)
Written options	37,890
Net realized loss	(753,394)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,074,320)
Foreign currency translations	(5)
Written options	(520)
Net change in unrealized appreciation (depreciation)	(4,074,845)
Net Loss	(4,828,239)
Net Decrease Resulting from Operations	$(4,696,225)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Mid Cap Value Fund, Variable Series

	(Unaudited) Six Months Ended June 30,	Year Ended December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations
Net investment income	$132,014	$318,415
Net realized gain (loss) on investments, written options and foreign currency transactions	(753,394)	4,793,239
Net change in unrealized appreciation (depreciation) on investments, written options and foreign currency translations	(4,074,845)	(1,629,923)
Net Increase (Decrease) Resulting from Operations	(4,696,225)	3,481,731
Distributions to Shareholders
From net investment income:
Class A	—	(16,494)
Class B	—	(278,982)
From net realized gains:
Class A	—	(315,403)
Class B	—	(5,789,814)
Total Distributions to Shareholders	—	(6,400,693)
Share Transactions
Class A:
Subscriptions	5,497	265,845
Distributions reinvested	—	331,897
Redemptions	(355,869)	(580,019)
Net Increase (Decrease)	(350,372)	17,723
Class B:
Subscriptions	586,634	1,320,524
Distributions reinvested	—	6,068,796
Redemptions	(4,882,045)	(8,952,683)
Net Decrease	(4,295,411)	(1,563,363)
Net Decrease from Share Transactions	(4,645,783)	(1,545,640)
Total Decrease in Net Assets	(9,342,008)	(4,464,602)
Net Assets
Beginning of period	39,922,245	44,386,847
End of period	$30,580,237	$39,922,245
Undistributed net investment income at end of period	$433,437	$301,423
Changes in Shares
Class A:
Subscriptions	340	13,761
Distributions reinvested	—	17,259
Redemptions	(21,788)	(29,845)
Net Increase (Decrease)	(21,448)	1,175
Class B:
Subscriptions	36,959	68,539
Distributions reinvested	—	316,578
Redemptions	(300,949)	(454,591)
Net Decrease	(263,990)	(69,474)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Mid Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006(a)	2005		2004	2003
Net Asset Value, Beginning of Period	$17.83		$19.24	$19.84	$17.66		$15.42	$12.12
Income from Investment Operations:
Net investment income (b)	0.06		0.15 (c)	0.15	0.14		0.08	0.05
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	(2.24)		1.54	2.88	2.04		2.32	3.30
Total from Investment Operations	(2.18)		1.69	3.03	2.18		2.40	3.35
Less Distributions to Shareholders:
From net investment income	—		(0.16)	(0.14)	—		(0.08)	(0.05)
From net realized gains	—		(2.94)	(3.49)	—		(0.08)	—
Total Distributions to Shareholders	—		(3.10)	(3.63)	—		(0.16)	(0.05)
Net Asset Value, End of Period	$15.65		$17.83	$19.24	$19.84		$17.66	$15.42
Total return (d)(e)	(12.23	)%(f)(g)	7.61%	16.91%	12.34	%(g)	15.59%	27.61%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10	%(i)	1.07%	1.04%	0.94%		0.86%	0.95%
Waiver/Reimbursement	0.06	%(i)	—	—	—	%(j)	—	—
Net investment income (h)	0.78	%(i)	0.75%	0.73%	0.70%		0.47%	0.35%
Portfolio turnover rate	22	%(f)	46%	61%	64%		17%	12%
Net assets, end of period (000's)	$1,500		$2,091	$2,234	$1,915		$1,612	$1,418

(a)  On May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this special dividend amounts to $0.04 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

11

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$30,168,819	$—
Level 2—Other Significant Observable Inputs	528,115	—
Level 3—Significant Unobservable Inputs	—	—
Total	$30,696,934	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

12

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$1,628,096
Long-Term Capital Gains	4,772,597

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$6,735,300
Unrealized depreciation	(3,522,821)
Net unrealized appreciation	$3,212,479

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.70%
$500 million to $1 billion	0.65%
Over $1 billion	0.60%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.70% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net

13

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—The Distributor and/or Columbia have voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 1.10% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary to reach the expense limit. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $7,519,269 and $11,888,204, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

14

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had three shareholders that collectively held 96.3% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda

15

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

16

Important Information About This Report

A description of the policies and procedures that Columbia Mid Cap Value Fund, Variable Series used to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154829-0608 (08/08) 08-53131

Columbia Mid Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008

Columbia Mid Cap Value Fund, Variable Series seeks long-term capital appreciation.

Diane L. Sobin, David I. Hoffman, Lori J. Ensinger and Noah J. Petrucci are co-managers of the fund.

Summary

•  For the six-month period that ended June 30, 2008, Columbia Mid Cap Value Fund, Variable Series underperformed its benchmark, the Russell Midcap Value Index.1 Its return also was lower than the average return for its peer groups, the Lipper VUF Mid-Cap Core Funds Classification, and the Lipper VUF Mid-Cap Value Funds Classification.2 During the period, Lipper changed its methodology of fund classification. As a result, the fund was classified into the Lipper VUF Mid-Cap Core Funds Classification. We believe the fund's appropriate classification remains within the Lipper VUF Mid-Cap Value Funds Classification and, as such, present both measures. Exposure to the commercial aerospace sector generally accounted for the fund's underperformance. In addition, the fund did not get the full benefit of the positive performance of the materials sector, which experienced strong global demand for steel. The fund had less exposure than the index to the sector.

•  A delay in production of the Boeing 787 Dreamliner had a negative impact on several holdings, including Spirit Aerosystems Holdings, Inc., which makes plane fuselages and wings, and industrial parts supplier Barnes Group, Inc. (0.9% and 0.7% of net assets, respectively). Defense stocks, including Textron, Inc., also suffered late in the period (1.2% of net assets). Among financials, regional banks and credit-exposed housing companies detracted from returns while a position in Equity Residential (0.7% of net assets), a real estate investment trust, bucked the negative trend of the sector and generated a positive return. We sold insurer Ambac Financial Group, Inc. in the wake of growing concerns about bond insurers' balance sheets.

•  On the whole, the fund's insurance holdings boosted relative returns with strong showings from ACE Ltd. and Assurant, Inc., the market-leading provider of insurance for properties in foreclosure (both 1.1% of net assets). An underweight position in consumer discretionary stocks also aided performance. Retailer Polo Ralph Lauren Corp. benefited from increased market penetration in multiple domestic and global channels, and toymaker Hasbro, Inc. saw positive results (1.0% and 0.6% of net assets, respectively). Value-hungry consumers drove positive returns from several consumer staples stocks, including BJ's Wholesale Club, Inc. and Kroger Co. (1.0% and 1.1% of net assets, respectively). An overweight in the utilities sector helped, with standout performance from Entergy Corp. which benefited from high power prices and its low cost nuclear base (1.1% of net assets).

•  Volatile market conditions and a weakened U.S. economy contributed to a significant decline in stock valuations over the past six months. We believe that the fund is poised to take advantage of now plentiful valuation opportunities among mid-sized companies, many of which have proved resilient during prior down markets. However, we remain cautious, seeking to increase exposure to attractively valued companies with stabilized operating fundamentals, little or no exposure to the credit cycle and a demonstrated ability to grow in the current environment.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisors, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class B (05/30/00)	-12.26	-16.50	11.07	7.97
Russell Midcap Value Index[1]	-8.58	-17.09	13.00	10.65

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	17.78	15.60

Annual operating expense ratio (%)*
Class B	1.32

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the fund's "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	877.42	1,019.39	5.13	5.52	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—7.7%
Auto Components—2.2%
BorgWarner, Inc.	6,500	$288,470
Gentex Corp.	9,000	129,960
Johnson Controls, Inc.	9,150	262,422
		680,852
Automobiles—0.4%
Ford Motor Co. (a)	23,614	113,583
Hotels, Restaurants & Leisure—1.5%
Royal Caribbean Cruises Ltd.	10,550	237,059
Starwood Hotels & Resorts Worldwide, Inc.	5,500	220,385
		457,444
Leisure Equipment & Products—0.6%
Hasbro, Inc.	5,550	198,246
Multiline Retail – 2.0%
Macy's, Inc.	16,308	316,701
Saks, Inc. (a)	26,450	290,421
		607,122
Textiles, Apparel & Luxury Goods—1.0%
Polo Ralph Lauren Corp.	4,900	307,622
Consumer Staples—10.7%
Beverages—2.0%
Fomento Economico Mexicano SAB de CV, ADR	7,750	352,702
Pepsi Bottling Group, Inc.	9,700	270,824
		623,526
Food & Staples Retailing—2.1%
BJ's Wholesale Club, Inc. (a)	7,700	297,990
Kroger Co.	11,400	329,118
		627,108
Food Products—4.0%
ConAgra Foods, Inc.	14,950	288,236
Dean Foods Co. (a)	13,850	271,737
Hershey Co.	6,950	227,821
Smithfield Foods, Inc. (a)	5,700	113,316
Tyson Foods, Inc., Class A	22,000	328,680
		1,229,790
Household Products—0.9%
Clorox Co.	5,150	268,830
Personal Products—1.7%
Avon Products, Inc.	8,450	304,369
Estee Lauder Companies, Inc., Class A	4,700	218,315
		522,684

	Shares	Value
Energy—11.4%
Energy Equipment & Services—2.4%
National-Oilwell Varco, Inc. (a)	3,350	$297,212
Rowan Companies, Inc.	5,000	233,750
Tidewater, Inc.	2,900	188,587
		719,549
Oil, Gas & Consumable Fuels—9.0%
Cabot Oil & Gas Corp.	2,900	196,417
El Paso Corp.	22,000	478,280
Forest Oil Corp. (a)	7,000	521,500
Hess Corp.	3,800	479,522
Newfield Exploration Co. (a)	5,550	362,138
Peabody Energy Corp.	4,350	383,017
Williams Companies, Inc.	8,200	330,542
		2,751,416
Financials—22.5%
Capital Markets—2.1%
Ameriprise Financial, Inc.	10,600	431,102
Lazard Ltd., Class A	6,400	218,560
		649,662
Commercial Banks—7.9%
Bank of Hawaii Corp.	8,250	394,350
City National Corp.	5,850	246,109
Comerica, Inc.	9,200	235,796
Cullen/Frost Bankers, Inc.	6,700	333,995
KeyCorp	12,100	132,858
Marshall & Ilsley Corp.	23,550	361,021
SVB Financial Group (a)	5,400	259,794
TCF Financial Corp.	25,900	311,577
Zions Bancorporation	4,450	140,131
		2,415,631
Insurance—5.4%
ACE Ltd.	6,150	338,804
Assurant, Inc.	5,150	339,694
Assured Guaranty Ltd.	10,100	181,699
Loews Corp.	7,050	330,645
Platinum Underwriters Holdings Ltd.	9,600	313,056
Reinsurance Group of America, Inc.	3,400	147,968
		1,651,866
Real Estate Investment Trusts (REITs)—6.6%
Alexandria Real Estate Equities, Inc.	2,900	282,286
Boston Properties, Inc.	2,100	189,462
Equity Residential Property Trust	5,400	206,658
General Growth Properties, Inc.	8,300	290,749
Plum Creek Timber Co., Inc.	10,500	448,455
ProLogis	4,450	241,857
Rayonier, Inc.	8,400	356,664
		2,016,131
Thrifts & Mortgage Finance—0.5%
Freddie Mac	8,100	132,840

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Health Care—4.9%
Health Care Equipment & Supplies—2.1%
Beckman Coulter, Inc.	3,750	$253,237
Cooper Companies, Inc.	3,000	111,450
Hospira, Inc. (a)	7,400	296,814
		661,501
Health Care Providers & Services—2.0%
CIGNA Corp.	5,950	210,571
Community Health Systems, Inc. (a)	6,900	227,562
Universal Health Services, Inc., Class B	2,750	173,855
		611,988
Life Sciences Tools & Services—0.8%
Varian, Inc. (a)	4,675	238,706
Industrials—13.2%
Aerospace & Defense—2.3%
AerCap Holdings NV	11,800	149,034
L-3 Communications Holdings, Inc.	3,350	304,415
Spirit Aerosystems Holdings, Inc., Class A (a)	13,596	260,771
		714,220
Commercial Services & Supplies—0.7%
Equifax, Inc.	6,600	221,892
Construction & Engineering—1.0%
Jacobs Engineering Group, Inc. (a)	3,900	314,730
Electrical Equipment—0.7%
Cooper Industries Ltd., Class A	5,650	223,175
Industrial Conglomerates—3.2%
McDermott International, Inc. (a)	6,510	402,904
Teleflex, Inc.	3,400	189,006
Textron, Inc.	7,700	369,061
		960,971
Machinery—3.6%
Barnes Group, Inc.	8,768	202,453
Harsco Corp.	4,050	220,361
Kennametal, Inc.	9,100	296,205
Parker Hannifin Corp.	5,150	367,298
		1,086,317
Marine—0.8%
Alexander & Baldwin, Inc.	5,650	257,357
Road & Rail—0.9%
Canadian Pacific Railway Ltd.	3,950	261,253
Information Technology—7.7%
Communications Equipment—0.2%
Tellabs, Inc. (a)	14,700	68,355
Computers & Peripherals—1.6%
Diebold, Inc.	2,000	71,160
NCR Corp. (a)	15,750	396,900
		468,060

	Shares	Value
Electronic Equipment & Instruments—2.3%
Agilent Technologies, Inc. (a)	2,750	$97,735
Arrow Electronics, Inc. (a)	8,850	271,872
Avnet, Inc. (a)	6,769	184,659
Mettler-Toledo International, Inc. (a)	1,650	156,519
		710,785
Semiconductors & Semiconductor Equipment—1.8%
Intersil Corp., Class A	6,400	155,648
KLA-Tencor Corp.	3,100	126,201
NVIDIA Corp. (a)	8,600	160,992
Spansion, Inc., Class A (a)	15,550	34,987
Verigy Ltd. (a)	3,363	76,374
		554,202
Software—1.8%
Activision, Inc. (a)	5,400	183,978
Citrix Systems, Inc. (a)	3,000	88,230
Electronic Arts, Inc. (a)	4,600	204,378
Synopsys, Inc. (a)	3,400	81,294
		557,880
Materials—6.5%
Chemicals—3.4%
Air Products & Chemicals, Inc.	5,600	553,616
Albemarle Corp.	5,100	203,541
PPG Industries, Inc.	4,850	278,244
		1,035,401
Containers & Packaging—1.7%
Crown Holdings, Inc. (a)	9,200	239,108
Packaging Corp. of America	13,550	291,461
		530,569
Metals & Mining—0.5%
Allegheny Technologies, Inc.	2,700	160,056
Paper & Forest Products—0.9%
Weyerhaeuser Co.	5,000	255,700
Utilities—14.1%
Electric Utilities—6.7%
American Electric Power Co., Inc.	10,800	434,484
Edison International	9,150	470,127
Entergy Corp.	2,800	337,344
FPL Group, Inc.	3,950	259,041
PPL Corp.	10,300	538,381
		2,039,377
Gas Utilities—1.0%
AGL Resources, Inc.	9,150	316,407
Independent Power Producers & Energy Traders—1.8%
Mirant Corp. (a)	8,850	346,478
Reliant Energy, Inc. (a)	9,200	195,684
		542,162

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Multi-Utilities—4.6%
PG&E Corp.	11,450	$454,450
Public Service Enterprise Group, Inc.	5,200	238,836
Sempra Energy	6,900	389,505
Wisconsin Energy Corp.	7,100	321,062
		1,403,853
Total Common Stocks (cost of $26,921,978)		30,168,819
	Par
CONVERTIBLE BONDS—0.2%
Consumer Discretionary—0.2%
Automobiles—0.2%
Ford Motor Co. 4.250% 12/15/36	$106,000	77,115
Total Convertible Bonds (cost of $111,477)		77,115
SHORT-TERM OBLIGATION—1.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/27, market value $460,350 (repurchase proceeds $451,020)	451,000	451,000
Total Short-Term Obligation (cost of $451,000)		451,000
Total Investments—100.4% (cost of $27,484,455) (b)		30,696,934
Other Assets & Liabilities, Net—(0.4)%		(116,697)
Net Assets—100.0%		$30,580,237

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $27,484,455.

Acronym	Name
ADR	American Depositary Receipt

For the six months ended June 30, 2008, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	5	$1,870
Options written	40	36,020
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(45)	(37,890)
Options outstanding at June 30, 2008	—	$—

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	22.5
Utilities	14.1
Industrials	13.2
Energy	11.4
Consumer Staples	10.7
Consumer Discretionary	7.9
Information Technology	7.7
Materials	6.5
Health Care	4.9
98.9
Short-Term Obligation	1.5
Other Assets & Liabilities, Net	(0.4)
100.0

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$27,484,455
Investments, at value	$30,696,934
Cash	286
Receivable for:
Fund shares sold	82,531
Interest	220
Dividends	42,726
Expense reimbursement due from Distributor	10,217
Trustees' deferred compensation plan	11,038
Total Assets	30,843,952
Liabilities
Payable for:
Investments purchased	155,416
Fund shares repurchased	33,750
Investment advisory fee	18,446
Transfer agent fee	7
Pricing and bookkeeping fees	8,008
Trustees' fees	178
Audit fee	18,051
Custody fee	2,062
Distribution fee — Class B	6,576
Chief compliance officer expenses	106
Trustees' deferred compensation plan	11,038
Other liabilities	10,077
Total Liabilities	263,715
Net Assets	$30,580,237
Net Assets Consist of
Paid-in capital	$22,908,841
Undistributed net investment income	433,437
Accumulated net realized gain	4,025,485
Net unrealized appreciation (depreciation) on:
Investments	3,212,479
Foreign currency translations	(5)
Net Assets	$30,580,237
Class A
Net assets	$1,499,768
Shares outstanding	95,839
Net asset value per share	$15.65
Class B
Net assets	$29,080,469
Shares outstanding	1,863,646
Net asset value per share	$15.60

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Mid Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$312,769
Interest	5,491
Foreign taxes withheld	(288)
Total Investment Income	317,972
Expenses
Investment advisory fee	118,348
Distribution fee — Class B	40,110
Transfer agent fee	82
Pricing and bookkeeping fees	26,181
Trustees' fees	7,978
Custody fee	4,688
Audit fee	14,837
Reports to shareholders	12,176
Chief compliance officer expenses	278
Other expenses	11,928
Total Expenses	236,606
Fees and expenses waived or reimbursed by Investment Advisor	(10,596)
Fees waived by Distributor — Class B	(40,051)
Custody earnings credit	(1)
Net Expenses	185,958
Net Investment Income	132,014
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options
Net realized gain (loss) on:
Investments	(791,269)
Foreign currency transactions	(15)
Written options	37,890
Net realized loss	(753,394)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,074,320)
Foreign currency translations	(5)
Written options	(520)
Net change in unrealized appreciation (depreciation)	(4,074,845)
Net Loss	(4,828,239)
Net Decrease Resulting from Operations	$(4,696,225)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Mid Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment income	$132,014	$318,415
Net realized gain (loss) on investments, written options and foreign currency transactions	(753,394)	4,793,239
Net change in unrealized appreciation (depreciation) on investments, written options and foreign currency translations	(4,074,845)	(1,629,923)
Net Increase (Decrease) Resulting from Operations	(4,696,225)	3,481,731
Distributions to Shareholders
From net investment income:
Class A	—	(16,494)
Class B	—	(278,982)
From net realized gains:
Class A	—	(315,403)
Class B	—	(5,789,814)
Total Distributions to Shareholders	—	(6,400,693)
Share Transactions
Class A:
Subscriptions	5,497	265,845
Distributions reinvested	—	331,897
Redemptions	(355,869)	(580,019)
Net Increase (Decrease)	(350,372)	17,723
Class B:
Subscriptions	586,634	1,320,524
Distributions reinvested	—	6,068,796
Redemptions	(4,882,045)	(8,952,683)
Net Decrease	(4,295,411)	(1,563,363)
Net Decrease from Share Transactions	(4,645,783)	(1,545,640)
Total Decrease in Net Assets	(9,342,008)	(4,464,602)
Net Assets
Beginning of period	39,922,245	44,386,847
End of period	$30,580,237	$39,922,245
Undistributed net investment income at end of period	$433,437	$301,423
Changes in Shares
Class A:
Subscriptions	340	13,761
Distributions reinvested	—	17,259
Redemptions	(21,788)	(29,845)
Net Increase (Decrease)	(21,448)	1,175
Class B:
Subscriptions	36,959	68,539
Distributions reinvested	—	316,578
Redemptions	(300,949)	(454,591)
Net Decrease	(263,990)	(69,474)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Mid Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006 (a)	2005	2004	2003
Net Asset Value, Beginning of Period	$17.78		$19.19	$19.77	$17.64	$15.41	$12.11
Income from Investment Operations:
Net investment income (b)	0.06		0.14 (c)	0.13	0.10	0.04	0.03
Net realized and unrealized gain on investments, written options and foreign currency transactions	(2.24)		1.54	2.89	2.03	2.32	3.29
Total from Investment Operations	(2.18)		1.68	3.02	2.13	2.36	3.32
Less Distributions to Shareholders:
From net investment income	—		(0.15)	(0.11)	—	(0.05)	(0.02)
From net realized gains	—		(2.94)	(3.49)	—	(0.08)	—
Total Distributions to Shareholders	—		(3.09)	(3.60)	—	(0.13)	(0.02)
Net Asset Value, End of Period	$15.60		$17.78	$19.19	$19.77	$17.64	$15.41
Total return (d)(e)(f)	(12.26	)%(g)	7.57%	16.91%	12.07%	15.32%	27.44%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	1.10	%(i)	1.10%	1.10%	1.10%	1.10%	1.10%
Waiver/reimbursement	0.31	%(i)	0.22%	0.19%	0.09%	0.01%	0.10%
Net investment income (h)	0.78	%(i)	0.72%	0.67%	0.55%	0.23%	0.20%
Portfolio turnover rate	22	%(g)	46%	61%	64%	17%	12%
Net assets, end of period (000's)	$29,080		$37,831	$42,153	$41,416	$41,125	$36,782

(a)  On May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this special dividend amounts to $0.04 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

11

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$30,168,819	$—
Level 2—Other Significant Observable Inputs	528,115	—
Level 3—Significant Unobservable Inputs	—	—
Total	$30,696,934	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

12

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$1,628,096
Long-Term Capital Gains	4,772,597

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$6,735,300
Unrealized depreciation	(3,522,821)
Net unrealized appreciation	$3,212,479

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.70%
$500 million to $1 billion	0.65%
Over $1 billion	0.60%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.70% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net

13

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—The Distributor and/or Columbia have voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 1.10% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary to reach the expense limit. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $7,519,269 and $11,888,204, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

14

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2008, the Fund had three shareholders that collectively held 96.3% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda

15

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2008 (Unaudited)

dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

16

Important Information About This Report

A description of the policies and procedures that Columbia Mid Cap Value Fund, Variable Series used to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154830-0608 (08/08) 08/55356

Columbia Small Company Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class A

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Company Growth Fund, Variable Series / June 30, 2008

Columbia Small Company Growth Fund, Variable Series seeks long-term capital appreciation.

Christian Pineno has been the lead portfolio manager for the fund since October 2006. Daniele M. Donahoe and Jon Michael Morgan have been co-managers of the fund since December 2005.

Summary

•  For the six-month period that ended June 30, 2008, the return of Columbia Small Company Growth Fund, Variable Series was lower than the return of its benchmark, the Russell 2000 Growth Index1. However, it held up better than its peer group, the Lipper VUF Small-Cap Growth Funds Classification2, in a period that was challenging for all segments of the stock market.

•  Stock selection among industrial and consumer companies helped shore up the fund's return over its benchmark for the period. Burgeoning worldwide demand for coal boosted results at mining company Walter Industries (0.5% of net assets) and at Bucyrus International (0.5% of net assets), which makes equipment for the mining industry. Apparel maker Warnaco Group (0.7% of net assets) rose as growing overseas sales of its Calvin Klein and other brands offset sluggish activity in the U.S. Marvel Entertainment (1.1% of net assets) rode the popularity of its Iron Man film to strong earnings. This was also the first film that Marvel did not license to others, thereby retaining greater profits.

The period's biggest disappointments were financial and health care issues relative to its benchmark. GFI Group, which provides specialized services to investment brokers, fell when key personnel joined a competitor. Fund manager Calamos Asset Management suffered a loss of revenue as assets under management declined. We eliminated both of these holdings during the period. In health care, cancellation of two important drug trials pressured earnings, leading us to sell Pharmanet Development Group, which conducts trials for pharmaceutical manufacturers. Hologic (1.0% of net assets), a leader in digital mammography and other women's health devices, also fell. We have retained Hologic based on its strong market presence.

•  Against an uncertain economic background, we plan to continue to emphasize two themes: companies that can benefit from the ongoing rise in commodity prices—explosive demand growth in China, India and other emerging markets is a large factor in this rise, and diversification, as we pursue tighter risk management. In broader terms, the Federal Reserve Board is seeking a balance between low interest rates that accommodate borrowers and allow economic growth and higher rates that might quash inflationary pressures but aggravate the current slowdown.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisor, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Company Growth Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	-9.86	-8.92	10.15	4.79
Russell 2000 Growth Index	-8.93	-10.83	10.37	2.80

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class A	14.50	13.07

Annual operating expense ratio (%)*
Class A	0.90

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Small Company Growth Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	902.09	1,020.89	3.78	4.02	0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—100.0%
Consumer Discretionary—12.2%
Distributors—0.6%
LKQ Corp. (a)	24,360	$440,185
Diversified Consumer Services—1.9%
Capella Education Co. (a)	11,045	658,834
Strayer Education, Inc.	3,328	695,785
		1,354,619
Hotels, Restaurants & Leisure—3.0%
Buffalo Wild Wings, Inc. (a)	10,320	256,246
Panera Bread Co., Class A (a)	14,600	675,396
Red Robin Gourmet Burgers, Inc. (a)	22,610	627,201
WMS Industries, Inc. (a)	18,986	565,213
		2,124,056
Household Durables—0.4%
Tempur-Pedic International, Inc.	40,674	317,664
Internet & Catalog Retail—0.5%
NetFlix, Inc. (a)	14,410	375,669
Media—1.1%
Marvel Entertainment, Inc. (a)	24,620	791,287
Specialty Retail—1.8%
Citi Trends, Inc. (a)	15,270	346,018
Foot Locker, Inc.	28,870	359,432
J Crew Group, Inc. (a)	9,170	302,702
Pacific Sunwear of California, Inc. (a)	35,180	300,085
		1,308,237
Textiles, Apparel & Luxury Goods—2.9%
Fossil, Inc. (a)	28,350	824,134
Phillips-Van Heusen Corp.	19,400	710,428
Warnaco Group, Inc. (a)	11,526	507,951
		2,042,513
Consumer Staples—3.0%
Beverages—0.8%
Central European Distribution Corp. (a)	7,950	589,492
Food & Staples Retailing—0.8%
Longs Drug Stores Corp.	13,350	562,169
Food Products—0.5%
Flowers Foods, Inc.	5,390	152,753
Sanderson Farms, Inc.	4,960	171,219
		323,972
Personal Products—0.9%
Chattem, Inc. (a)	10,045	653,427
Energy—12.4%
Energy Equipment & Services—4.7%
Dril-Quip, Inc. (a)	15,820	996,660
IHS, Inc., Class A (a)	14,225	990,060
Pioneer Drilling Co. (a)	19,060	358,519
W-H Energy Services, Inc. (a)	10,680	1,022,503
		3,367,742

	Shares	Value
Oil, Gas & Consumable Fuels—7.7%
Arena Resources, Inc. (a)	10,060	$531,369
Atlas America, Inc.	12,775	575,514
Berry Petroleum Co., Class A	11,630	684,775
Bill Barrett Corp. (a)	9,280	551,325
Carrizo Oil & Gas, Inc. (a)	9,470	644,812
Comstock Resources, Inc. (a)	16,840	1,421,801
Concho Resources, Inc. (a)	16,260	606,498
Penn Virginia Corp.	6,360	479,671
		5,495,765
Financials—5.2%
Capital Markets—1.4%
Waddell & Reed Financial, Inc., Class A	27,990	979,930
Commercial Banks—0.4%
First Midwest Bancorp, Inc.	17,040	317,796
Diversified Financial Services—0.7%
Portfolio Recovery Associates, Inc. (a)	12,773	478,987
Insurance—0.8%
ProAssurance Corp. (a)	12,092	581,746
Real Estate Investment Trusts (REITs)—1.9%
BioMed Realty Trust, Inc.	21,700	532,301
Home Properties, Inc.	14,009	673,273
National Retail Properties, Inc.	6,150	128,535
		1,334,109
Health Care—21.1%
Biotechnology—7.4%
Alexion Pharmaceuticals, Inc. (a)	6,760	490,100
Array Biopharma, Inc. (a)	42,125	197,988
BioMarin Pharmaceuticals, Inc. (a)	23,865	691,608
Cepheid, Inc. (a)	26,127	734,691
Myriad Genetics, Inc. (a)	6,010	273,575
Omrix Biopharmaceuticals, Inc. (a)	24,300	382,482
Onyx Pharmaceuticals, Inc. (a)	19,884	707,871
OSI Pharmaceuticals, Inc. (a)	7,170	296,264
Regeneron Pharmaceuticals, Inc. (a)	33,505	483,812
Seattle Genetics, Inc. (a)	36,522	308,976
United Therapeutics Corp. (a)	7,895	771,736
		5,339,103
Health Care Equipment & Supplies—7.0%
ArthroCare Corp. (a)	19,738	805,508
China Medical Technologies, Inc., ADR	10,900	538,460
Haemonetics Corp. (a)	5,080	281,737
Hologic, Inc. (a)	31,398	684,476
Immucor, Inc. (a)	18,877	488,537
Masimo Corp. (a)	5,260	180,681
Meridian Bioscience, Inc.	5,630	151,560
NuVasive, Inc. (a)	6,100	272,426
RTI Biologics, Inc. (a)	52,530	459,637
Wright Medical Group, Inc. (a)	40,393	1,147,565
		5,010,587

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Health Care Providers & Services—3.1%
Alliance Imaging, Inc. (a)	62,137	$538,728
inVentiv Health, Inc. (a)	9,040	251,222
MWI Veterinary Supply, Inc. (a)	8,070	267,198
Owens & Minor, Inc.	4,670	213,372
Psychiatric Solutions, Inc. (a)	24,280	918,755
		2,189,275
Life Sciences Tools & Services—2.5%
Bio-Rad Laboratories, Inc., Class A (a)	1,320	106,775
Dionex Corp. (a)	4,720	313,266
Illumina, Inc. (a)	8,285	721,706
PAREXEL International Corp. (a)	24,100	634,071
		1,775,818
Pharmaceuticals—1.1%
Eurand NV (a)	38,240	543,773
Medicis Pharmaceutical Corp., Class A	13,467	279,844
		823,617
Industrials—17.3%
Aerospace & Defense—2.2%
Axsys Technologies, Inc. (a)	2,640	137,386
BE Aerospace, Inc. (a)	11,750	273,658
Curtiss-Wright Corp.	8,650	387,001
Teledyne Technologies, Inc. (a)	15,550	758,684
		1,556,729
Air Freight & Logistics—1.1%
HUB Group, Inc., Class A (a)	23,273	794,307
Commercial Services & Supplies—4.5%
FTI Consulting, Inc. (a)	12,410	849,589
Geo Group, Inc. (a)	21,310	479,475
Huron Consulting Group, Inc. (a)	8,420	381,763
Mobile Mini, Inc. (a)	28,520	570,400
Waste Connections, Inc. (a)	30,250	965,882
		3,247,109
Construction & Engineering—1.7%
EMCOR Group, Inc. (a)	30,050	857,326
Granite Construction, Inc.	10,450	329,489
		1,186,815
Electrical Equipment—2.8%
Acuity Brands, Inc.	4,440	213,475
Energy Conversion Devices, Inc. (a)	3,290	242,276
II-VI, Inc. (a)	18,510	646,369
Polypore International, Inc. (a)	20,140	510,146
Woodward Governor Co.	11,190	399,036
		2,011,302
Industrial Conglomerates—0.5%
Walter Industries, Inc.	3,460	376,344
Machinery—3.9%
Actuant Corp., Class A	17,210	539,534
Bucyrus International, Inc.	4,820	351,956
Chart Industries, Inc. (a)	3,970	193,101
Dynamic Materials Corp.	5,600	184,520
Lindsay Corp.	2,480	210,726

	Shares	Value
Tennant Co.	10,060	$302,504
Wabtec Corp.	20,539	998,606
		2,780,947
Marine—0.6%
Genco Shipping & Trading Ltd.	6,580	429,016
Information Technology—23.4%
Communications Equipment—2.8%
Arris Group, Inc. (a)	29,750	251,388
Digi International, Inc. (a)	27,301	214,313
Ixia (a)	33,256	231,129
Polycom, Inc. (a)	44,550	1,085,238
Riverbed Technology, Inc. (a)	18,510	253,957
		2,036,025
Electronic Equipment & Instruments—2.7%
Anixter International, Inc. (a)	2,330	138,612
Daktronics, Inc.	29,410	593,200
FLIR Systems, Inc. (a)	9,946	403,509
Itron, Inc. (a)	7,793	766,441
		1,901,762
Internet Software & Services—3.7%
Equinix, Inc. (a)	6,930	618,295
Sohu.com, Inc. (a)	7,080	498,715
Switch & Data Facilities Co., Inc. (a)	37,260	633,048
ValueClick, Inc. (a)	25,860	391,779
Websense, Inc. (a)	32,130	541,069
		2,682,906
IT Services—1.8%
CACI International, Inc., Class A (a)	8,040	367,991
TeleTech Holdings, Inc. (a)	44,760	893,409
		1,261,400
Semiconductors & Semiconductor Equipment—5.6%
Atheros Communications, Inc. (a)	28,161	844,830
Microsemi Corp. (a)	11,090	279,246
Monolithic Power Systems, Inc. (a)	26,783	579,049
Netlogic Microsystems, Inc. (a)	20,482	680,002
ON Semiconductor Corp. (a)	51,950	476,382
Power Integrations, Inc. (a)	29,199	922,980
Rubicon Technology, Inc. (a)	12,910	262,331
		4,044,820
Software—6.8%
Advent Software, Inc. (a)	17,436	629,091
Ansoft Corp. (a)	20,871	759,704
ANSYS, Inc. (a)	11,826	557,241
Blackboard, Inc. (a)	15,463	591,151
BluePhoenix Solutions Ltd. (a)	24,398	112,475
Concur Technologies, Inc. (a)	8,330	276,806
Micros Systems, Inc. (a)	18,620	567,724
Nuance Communications, Inc. (a)	15,554	243,731
Progress Software Corp. (a)	17,067	436,403
The9 Ltd., ADR (a)	19,430	438,729
Tyler Technologies, Inc. (a)	19,500	264,615
		4,877,670

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Materials—3.5%
Chemicals—1.6%
Koppers Holdings, Inc.	13,350	$558,965
Terra Industries, Inc.	11,580	571,473
		1,130,438
Containers & Packaging—1.1%
Greif, Inc., Class A	12,500	800,375
Metals & Mining—0.8%
Hecla Mining Co. (a)	27,930	258,632
Kaiser Aluminum Corp.	6,280	336,168
		594,800
Telecommunication Services—1.3%
Diversified Telecommunication Services—0.4%
TW telecom, Inc. (a)	17,610	282,288
Wireless Telecommunication Services—0.9%
Syniverse Holdings, Inc. (a)	39,060	632,772
Utilities—0.6%
Electric Utilities—0.6%
ITC Holdings Corp.	8,420	430,346
Total Common Stocks (cost of $71,391,259)		71,635,936
	Par
SHORT-TERM OBLIGATION—1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $815,688 (repurchase proceeds $799,036)	$799,000	799,000
Total Short-Term Obligation (cost of $799,000)		799,000
Total Investments—101.1% (cost of $72,190,259) (b)		72,434,936
Other Assets & Liabilities, Net—(1.1)%		(778,395)
Net Assets—100.0%		$71,656,541

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $72,190,259.

For the six months ended June 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	—	$—
Options written	127	17,921
Options expired	(77)	(16,221)
Options bought back	(50)	(1,700)
Options outstanding at June 30, 2008	—	$—

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	23.4
Health Care	21.1
Industrials	17.3
Energy	12.4
Consumer Discretionary	12.2
Financials	5.2
Materials	3.5
Consumer Staples	3.0
Telecommunication Services	1.3
Utilities	0.6
100.0
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	(1.1)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$72,190,259
Investments, at value	$72,434,936
Cash	258
Receivable for:
Investments sold	3,424,098
Fund shares sold	16,988
Interest	36
Dividends	24,764
Expense reimbursement due from Investment Advisor	7,376
Trustees' deferred compensation plan	15,765
Total Assets	75,924,221
Liabilities
Payable for:
Investments purchased	4,022,723
Fund shares repurchased	80,551
Investment advisory fee	30,828
Administration fee	9,267
Transfer agent fee	45
Pricing and bookkeeping fees	9,685
Trustees' fees	54,204
Audit fee	22,426
Custody fee	7,193
Chief compliance officer expenses	139
Trustees' deferred compensation plan	15,765
Other liabilities	14,854
Total Liabilities	4,267,680
Net Assets	$71,656,541
Net Assets Consist of
Paid-in capital	$70,134,915
Accumulated net investment loss	(136,588)
Accumulated net realized gain	1,413,537
Net unrealized appreciation on investments	244,677
Net Assets	$71,656,541
Class A:
Net assets	$71,625,882
Shares outstanding	5,478,278
Net asset value per share	$13.07
Class B:
Net assets	$30,659
Shares outstanding	2,373
Net asset value per share	$12.92

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$172,154
Interest	4,760
Total Investment Income	176,914
Expenses
Investment advisory fee	186,330
Administration fee	55,899
Distribution fee—Class B	2
Transfer agent fee	237
Pricing and bookkeeping fees	31,166
Trustees' fees	12,902
Custody fee	11,848
Audit fee	19,444
Chief compliance officer expenses	302
Other expenses	30,021
Total Expenses	348,151
Fees and expenses waived or reimbursed by Investment Advisor	(50,021)
Net Expenses	298,130
Net Investment Loss	(121,216)
Net Realized and Unrealized Gain (Loss) on Investments and Written Options
Net realized gain (loss) on:
Investments	(4,035,531)
Written options	12,671
Net realized loss	(4,022,860)
Net change in unrealized appreciation (depreciation) on investments	(4,410,644)
Net Loss	(8,433,504)
Net Decrease Resulting from Operations	$(8,554,720)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Small Company Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment loss	$(121,216)	$(395,703)
Net realized gain (loss) on investments and written options	(4,022,860)	12,586,544
Net change in unrealized appreciation (depreciation) on investments	(4,410,644)	(472,152)
Net Increase (Decrease) Resulting from Operations	(8,554,720)	11,718,689
Share Transactions
Class A:
Subscriptions	1,514,635	2,682,250
Redemptions	(8,223,718)	(18,744,512)
Net Decrease	(6,709,083)	(16,062,262)
Class B:
Subscriptions	29,542	—
Net Decrease from Share Transactions	(6,679,541)	(16,062,262)
Total Decrease in Net Assets	(15,234,261)	(4,343,573)
Net Assets
Beginning of period	86,890,802	91,234,375
End of period	$71,656,541	$86,890,802
Accumulated net investment loss at end of period	$(136,588)	$(15,372)
Changes in Shares
Class A:
Subscriptions	116,936	192,212
Redemptions	(631,641)	(1,337,791)
Net Decrease	(514,705)	(1,145,579)
Class B:
Subscriptions	2,275	—

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Small Company Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.50		$12.78		$11.37		$11.07		$9.93		$6.88
Income from Investment Operations:
Net investment loss (b)	(0.02)		(0.06)		(0.05)		(0.05)		(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments and written options	(1.41)		1.78		1.46		0.35		1.20		3.10
Total from Investment Operations	(1.43)		1.72		1.41		0.30		1.14		3.05
Net Asset Value, End of Period	$13.07		$14.50		$12.78		$11.37		$11.07		$9.93
Total return (c)(d)(e)	(9.86	)%(f)	13.46%		12.40%		2.71%		11.48%		44.33%
Ratios to Average Net Assets/ Supplemental Data
Net expenses before interest expense	0.80	%(h)	0.80	%(g)	0.80	%(g)	0.80	%(g)	0.80	%(g)	0.80	%(g)
Interest expense	—		—	%(i)	—		—		—		—
Net expenses	0.80	%(h)	0.80	%(g)	0.80	%(g)	0.80	%(g)	0.80	%(g)	0.80	%(g)
Waiver/Reimbursement	0.13	%(h)	0.10%		0.07%		0.08%		0.02%		0.03%
Net investment loss	(0.33	)%(h)	(0.43	)%(g)	(0.42	)%(g)	(0.44	)%(g)	(0.61	)%(g)	(0.62	)%(g)
Portfolio turnover rate	75	%(f)	210%		174%		138%		41%		117%
Net assets, end of period (000's)	$71,626		$86,889		$91,233		$51,692		$62,187		$64,157

(a)  On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of it's affiliates not waived fees or reimbursed a portion of its expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Small Company Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$71,635,936	$—
Level 2—Other Significant Observable Inputs	799,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$72,434,936	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that

11

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$7,165,175
Unrealized depreciation	(6,920,498)
Net unrealized appreciation	$244,677

12

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$221,464
2010	110,732
$332,196

Of the capital loss carryforwards attributable to the Fund, $332,196 ($221,464 expiring 12/31/09 and $110,732 expiring 12/31/10) remain from the Fund's merger with Galaxy VIP Small Company Growth Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, capital losses of $2,105,373 attributed to security transactions were deferred to January 1, 2008.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $1.5 billion	0.45%
Over $1.5 billion	0.40%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of

13

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.80% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $56,431,492 and $62,652,766, respectively.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had four shareholders that collectively held 87.1% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the

14

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Small Company Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154835-0608 (08/08) 08/53540

Columbia Small Company Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class B

2008 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Company Growth Fund, Variable Series / June 30, 2008

Columbia Small Company Growth Fund, Variable Series seeks long-term capital appreciation.

Christian Pineno has been the lead portfolio manager for the fund since October 2006. Daniele M. Donahoe, and Jon Michael Morgan have been co-managers of the fund since December 2005.

Summary

•  For the six-month period that ended June 30, 2008, the return of Columbia Small Company Growth Fund, Variable Series was lower than the return of its benchmark, the Russell 2000 Growth Index1. However, it held up better than its peer group, the Lipper VUF Small-Cap Growth Funds Classification2, in a period that was challenging for all segments of the stock market.

•  Stock selection among industrial and consumer companies helped shore up the fund's return over its benchmark for the period. Burgeoning worldwide demand for coal boosted results at mining company Walter Industries (0.5% of net assets) and at Bucyrus International (0.5% of net assets), which makes equipment for the mining industry. Apparel maker Warnaco Group (0.7% of net assets) rose as growing overseas sales of its Calvin Klein and other brands offset sluggish activity in the U.S. Marvel Entertainment (1.1% of net assets) rode the popularity of its Iron Man film to strong earnings. This was also the first film that Marvel did not license to others, thereby retaining greater profits.

The period's biggest disappointments were financial and health care issues relative to its benchmark. GFI Group, which provides specialized services to investment brokers, fell when key personnel joined a competitor. Fund manager Calamos Asset Management suffered a loss of revenue as assets under management declined. We eliminated both of these holdings during the period. In health care, cancellation of two important drug trials pressured earnings, leading us to sell Pharmanet Development Group, which conducts trials for pharmaceutical manufacturers. Hologic (1.0% of net assets), a leader in digital mammography and other women's health devices, also fell. We have retained Hologic based on its strong market presence.

•  Against an uncertain economic background, we plan to continue to emphasize two themes: companies that can benefit from the ongoing rise in commodity prices—explosive demand growth in China, India and other emerging markets is a large factor in this rise, and diversification, as we pursue tighter risk management. In broader terms, the Federal Reserve Board is seeking a balance between low interest rates that accommodate borrowers and allow economic growth and higher rates that might quash inflationary pressures but aggravate the current slowdown.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management Advisor, LLC ("Columbia Management") and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Holdings are disclosed as of June 30, 2008, and are subject to change.

1  The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Company Growth Fund, Variable Series / June 30, 2008

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2008 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	-9.97	-9.14	10.06	4.69
Russell 2000 Growth Index	-8.93	-10.83	10.37	2.80

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/07	06/30/08
Class B	14.35	12.92

Annual operating expense ratio (%)*
Class B	1.15

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for the periods prior to June 1, 2000 would be lower.

Inception date of Class A shares (oldest existing share class) is January 1, 1989.

2

Understanding Your Expenses

Columbia Small Company Growth Fund, Variable Series / June 30, 2008

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/08 – 06/30/08	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	900.30	1,019.64	4.96	5.27	1.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS—100.0%
Consumer Discretionary—12.2%
Distributors—0.6%
LKQ Corp. (a)	24,360	$440,185
Diversified Consumer Services—1.9%
Capella Education Co. (a)	11,045	658,834
Strayer Education, Inc.	3,328	695,785
		1,354,619
Hotels, Restaurants & Leisure—3.0%
Buffalo Wild Wings, Inc. (a)	10,320	256,246
Panera Bread Co., Class A (a)	14,600	675,396
Red Robin Gourmet Burgers, Inc. (a)	22,610	627,201
WMS Industries, Inc. (a)	18,986	565,213
		2,124,056
Household Durables—0.4%
Tempur-Pedic International, Inc.	40,674	317,664
Internet & Catalog Retail—0.5%
NetFlix, Inc. (a)	14,410	375,669
Media—1.1%
Marvel Entertainment, Inc. (a)	24,620	791,287
Specialty Retail—1.8%
Citi Trends, Inc. (a)	15,270	346,018
Foot Locker, Inc.	28,870	359,432
J Crew Group, Inc. (a)	9,170	302,702
Pacific Sunwear of California, Inc. (a)	35,180	300,085
		1,308,237
Textiles, Apparel & Luxury Goods—2.9%
Fossil, Inc. (a)	28,350	824,134
Phillips-Van Heusen Corp.	19,400	710,428
Warnaco Group, Inc. (a)	11,526	507,951
		2,042,513
Consumer Staples—3.0%
Beverages—0.8%
Central European Distribution Corp. (a)	7,950	589,492
Food & Staples Retailing—0.8%
Longs Drug Stores Corp.	13,350	562,169
Food Products—0.5%
Flowers Foods, Inc.	5,390	152,753
Sanderson Farms, Inc.	4,960	171,219
		323,972
Personal Products—0.9%
Chattem, Inc. (a)	10,045	653,427
Energy—12.4%
Energy Equipment & Services—4.7%
Dril-Quip, Inc. (a)	15,820	996,660
IHS, Inc., Class A (a)	14,225	990,060
Pioneer Drilling Co. (a)	19,060	358,519
W-H Energy Services, Inc. (a)	10,680	1,022,503
		3,367,742

	Shares	Value
Oil, Gas & Consumable Fuels—7.7%
Arena Resources, Inc. (a)	10,060	$531,369
Atlas America, Inc.	12,775	575,514
Berry Petroleum Co., Class A	11,630	684,775
Bill Barrett Corp. (a)	9,280	551,325
Carrizo Oil & Gas, Inc. (a)	9,470	644,812
Comstock Resources, Inc. (a)	16,840	1,421,801
Concho Resources, Inc. (a)	16,260	606,498
Penn Virginia Corp.	6,360	479,671
		5,495,765
Financials—5.2%
Capital Markets—1.4%
Waddell & Reed Financial, Inc., Class A	27,990	979,930
Commercial Banks—0.4%
First Midwest Bancorp, Inc.	17,040	317,796
Diversified Financial Services—0.7%
Portfolio Recovery Associates, Inc. (a)	12,773	478,987
Insurance—0.8%
ProAssurance Corp. (a)	12,092	581,746
Real Estate Investment Trusts (REITs)—1.9%
BioMed Realty Trust, Inc.	21,700	532,301
Home Properties, Inc.	14,009	673,273
National Retail Properties, Inc.	6,150	128,535
		1,334,109
Health Care—21.1%
Biotechnology—7.4%
Alexion Pharmaceuticals, Inc. (a)	6,760	490,100
Array Biopharma, Inc. (a)	42,125	197,988
BioMarin Pharmaceuticals, Inc. (a)	23,865	691,608
Cepheid, Inc. (a)	26,127	734,691
Myriad Genetics, Inc. (a)	6,010	273,575
Omrix Biopharmaceuticals, Inc. (a)	24,300	382,482
Onyx Pharmaceuticals, Inc. (a)	19,884	707,871
OSI Pharmaceuticals, Inc. (a)	7,170	296,264
Regeneron Pharmaceuticals, Inc. (a)	33,505	483,812
Seattle Genetics, Inc. (a)	36,522	308,976
United Therapeutics Corp. (a)	7,895	771,736
		5,339,103
Health Care Equipment & Supplies—7.0%
ArthroCare Corp. (a)	19,738	805,508
China Medical Technologies, Inc., ADR	10,900	538,460
Haemonetics Corp. (a)	5,080	281,737
Hologic, Inc. (a)	31,398	684,476
Immucor, Inc. (a)	18,877	488,537
Masimo Corp. (a)	5,260	180,681
Meridian Bioscience, Inc.	5,630	151,560
NuVasive, Inc. (a)	6,100	272,426
RTI Biologics, Inc. (a)	52,530	459,637
Wright Medical Group, Inc. (a)	40,393	1,147,565
		5,010,587

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Health Care Providers & Services—3.1%
Alliance Imaging, Inc. (a)	62,137	$538,728
inVentiv Health, Inc. (a)	9,040	251,222
MWI Veterinary Supply, Inc. (a)	8,070	267,198
Owens & Minor, Inc.	4,670	213,372
Psychiatric Solutions, Inc. (a)	24,280	918,755
		2,189,275
Life Sciences Tools & Services—2.5%
Bio-Rad Laboratories, Inc., Class A (a)	1,320	106,775
Dionex Corp. (a)	4,720	313,266
Illumina, Inc. (a)	8,285	721,706
PAREXEL International Corp. (a)	24,100	634,071
		1,775,818
Pharmaceuticals—1.1%
Eurand NV (a)	38,240	543,773
Medicis Pharmaceutical Corp., Class A	13,467	279,844
		823,617
Industrials—17.3%
Aerospace & Defense—2.2%
Axsys Technologies, Inc. (a)	2,640	137,386
BE Aerospace, Inc. (a)	11,750	273,658
Curtiss-Wright Corp.	8,650	387,001
Teledyne Technologies, Inc. (a)	15,550	758,684
		1,556,729
Air Freight & Logistics—1.1%
HUB Group, Inc., Class A (a)	23,273	794,307
Commercial Services & Supplies—4.5%
FTI Consulting, Inc. (a)	12,410	849,589
Geo Group, Inc. (a)	21,310	479,475
Huron Consulting Group, Inc. (a)	8,420	381,763
Mobile Mini, Inc. (a)	28,520	570,400
Waste Connections, Inc. (a)	30,250	965,882
		3,247,109
Construction & Engineering—1.7%
EMCOR Group, Inc. (a)	30,050	857,326
Granite Construction, Inc.	10,450	329,489
		1,186,815
Electrical Equipment—2.8%
Acuity Brands, Inc.	4,440	213,475
Energy Conversion Devices, Inc. (a)	3,290	242,276
II-VI, Inc. (a)	18,510	646,369
Polypore International, Inc. (a)	20,140	510,146
Woodward Governor Co.	11,190	399,036
		2,011,302
Industrial Conglomerates—0.5%
Walter Industries, Inc.	3,460	376,344
Machinery—3.9%
Actuant Corp., Class A	17,210	539,534
Bucyrus International, Inc.	4,820	351,956
Chart Industries, Inc. (a)	3,970	193,101
Dynamic Materials Corp.	5,600	184,520
Lindsay Corp.	2,480	210,726

	Shares	Value
Tennant Co.	10,060	$302,504
Wabtec Corp.	20,539	998,606
		2,780,947
Marine—0.6%
Genco Shipping & Trading Ltd.	6,580	429,016
Information Technology—23.4%
Communications Equipment—2.8%
Arris Group, Inc. (a)	29,750	251,388
Digi International, Inc. (a)	27,301	214,313
Ixia (a)	33,256	231,129
Polycom, Inc. (a)	44,550	1,085,238
Riverbed Technology, Inc. (a)	18,510	253,957
		2,036,025
Electronic Equipment & Instruments—2.7%
Anixter International, Inc. (a)	2,330	138,612
Daktronics, Inc.	29,410	593,200
FLIR Systems, Inc. (a)	9,946	403,509
Itron, Inc. (a)	7,793	766,441
		1,901,762
Internet Software & Services—3.7%
Equinix, Inc. (a)	6,930	618,295
Sohu.com, Inc. (a)	7,080	498,715
Switch & Data Facilities Co., Inc. (a)	37,260	633,048
ValueClick, Inc. (a)	25,860	391,779
Websense, Inc. (a)	32,130	541,069
		2,682,906
IT Services—1.8%
CACI International, Inc., Class A (a)	8,040	367,991
TeleTech Holdings, Inc. (a)	44,760	893,409
		1,261,400
Semiconductors & Semiconductor Equipment—5.6%
Atheros Communications, Inc. (a)	28,161	844,830
Microsemi Corp. (a)	11,090	279,246
Monolithic Power Systems, Inc. (a)	26,783	579,049
Netlogic Microsystems, Inc. (a)	20,482	680,002
ON Semiconductor Corp. (a)	51,950	476,382
Power Integrations, Inc. (a)	29,199	922,980
Rubicon Technology, Inc. (a)	12,910	262,331
		4,044,820
Software—6.8%
Advent Software, Inc. (a)	17,436	629,091
Ansoft Corp. (a)	20,871	759,704
ANSYS, Inc. (a)	11,826	557,241
Blackboard, Inc. (a)	15,463	591,151
BluePhoenix Solutions Ltd. (a)	24,398	112,475
Concur Technologies, Inc. (a)	8,330	276,806
Micros Systems, Inc. (a)	18,620	567,724
Nuance Communications, Inc. (a)	15,554	243,731
Progress Software Corp. (a)	17,067	436,403
The9 Ltd., ADR (a)	19,430	438,729
Tyler Technologies, Inc. (a)	19,500	264,615
		4,877,670

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

	Shares	Value
Materials—3.5%
Chemicals—1.6%
Koppers Holdings, Inc.	13,350	$558,965
Terra Industries, Inc.	11,580	571,473
		1,130,438
Containers & Packaging—1.1%
Greif, Inc., Class A	12,500	800,375
Metals & Mining—0.8%
Hecla Mining Co. (a)	27,930	258,632
Kaiser Aluminum Corp.	6,280	336,168
		594,800
Telecommunication Services—1.3%
Diversified Telecommunication Services—0.4%
TW telecom, Inc. (a)	17,610	282,288
Wireless Telecommunication Services—0.9%
Syniverse Holdings, Inc. (a)	39,060	632,772
Utilities—0.6%
Electric Utilities—0.6%
ITC Holdings Corp.	8,420	430,346
Total Common Stocks (cost of $71,391,259)		71,635,936
	Par
SHORT-TERM OBLIGATION—1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 1.600%, collateralized by a U.S. Treasury Obligation maturing 02/15/10, market value $815,688 (repurchase proceeds $799,036)	$799,000	799,000
Total Short-Term Obligation (cost of $799,000)		799,000
Total Investments—101.1% (cost of $72,190,259) (b)		72,434,936
Other Assets & Liabilities, Net—(1.1)%		(778,395)
Net Assets—100.0%		$71,656,541

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $72,190,259.

For the six months ended June 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	—	$—
Options written	127	17,921
Options expired	(77)	(16,221)
Options bought back	(50)	(1,700)
Options outstanding at June 30, 2008	—	$—

At June 30, 2008, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	23.4
Health Care	21.1
Industrials	17.3
Energy	12.4
Consumer Discretionary	12.2
Financials	5.2
Materials	3.5
Consumer Staples	3.0
Telecommunication Services	1.3
Utilities	0.6
100.0
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	(1.1)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Assets
Investments, at cost	$72,190,259
Investments, at value	$72,434,936
Cash	258
Receivable for:
Investments sold	3,424,098
Fund shares sold	16,988
Interest	36
Dividends	24,764
Expense reimbursement due from Investment Advisor	7,376
Trustees' deferred compensation plan	15,765
Total Assets	75,924,221
Liabilities
Payable for:
Investments purchased	4,022,723
Fund shares repurchased	80,551
Investment advisory fee	30,828
Administration fee	9,267
Transfer agent fee	45
Pricing and bookkeeping fees	9,685
Trustees' fees	54,204
Audit fee	22,426
Custody fee	7,193
Chief compliance officer expenses	139
Trustees' deferred compensation plan	15,765
Other liabilities	14,854
Total Liabilities	4,267,680
Net Assets	$71,656,541
Net Assets Consist of
Paid-in capital	$70,134,915
Accumulated net investment loss	(136,588)
Accumulated net realized gain	1,413,537
Net unrealized appreciation on investments	244,677
Net Assets	$71,656,541
Class A:
Net assets	$71,625,882
Shares outstanding	5,478,278
Net asset value per share	$13.07
Class B:
Net assets	$30,659
Shares outstanding	2,373
Net asset value per share	$12.92

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income
Dividends	$172,154
Interest	4,760
Total Investment Income	176,914
Expenses
Investment advisory fee	186,330
Administration fee	55,899
Distribution fee—Class B	2
Transfer agent fee	237
Pricing and bookkeeping fees	31,166
Trustees' fees	12,902
Custody fee	11,848
Audit fee	19,444
Chief compliance officer expenses	302
Other expenses	30,021
Total Expenses	348,151
Fees and expenses waived or reimbursed by Investment Advisor	(50,021)
Net Expenses	298,130
Net Investment Loss	(121,216)
Net Realized and Unrealized Gain (Loss) on Investments and Written Options
Net realized gain (loss) on:
Investments	(4,035,531)
Written options	12,671
Net realized loss	(4,022,860)
Net change in unrealized appreciation (depreciation) on investments	(4,410,644)
Net Loss	(8,433,504)
Net Decrease Resulting from Operations	$(8,554,720)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Small Company Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations
Net investment loss	$(121,216)	$(395,703)
Net realized gain (loss) on investments and written options	(4,022,860)	12,586,544
Net change in unrealized appreciation (depreciation) on investments	(4,410,644)	(472,152)
Net Increase (Decrease) Resulting from Operations	(8,554,720)	11,718,689
Share Transactions
Class A:
Subscriptions	1,514,635	2,682,250
Redemptions	(8,223,718)	(18,744,512)
Net Decrease	(6,709,083)	(16,062,262)
Class B:
Subscriptions	29,542	—
Net Decrease from Share Transactions	(6,679,541)	(16,062,262)
Total Decrease in Net Assets	(15,234,261)	(4,343,573)
Net Assets
Beginning of period	86,890,802	91,234,375
End of period	$71,656,541	$86,890,802
Accumulated net investment loss at end of period	$(136,588)	$(15,372)
Changes in Shares
Class A:
Subscriptions	116,936	192,212
Redemptions	(631,641)	(1,337,791)
Net Decrease	(514,705)	(1,145,579)
Class B:
Subscriptions	2,275	—

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Small Company Growth Fund, Variable Series — Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.35		$12.67		$11.29		$10.98		$9.85		$6.82
Income from Investment Operations:
Net investment loss (b)	(0.04)		(0.10)		(0.08)		(0.05)		(0.09)		(0.07)
Net realized and unrealized gain (loss) on investments and written options	(1.39)		1.78		1.46		0.36		1.22		3.10
Total from Investment Operations	(1.43)		1.68		1.38		0.31		1.13		3.03
Net Asset Value, End of Period	$12.92		$14.35		$12.67		$11.29		$10.98		$9.85
Total return (c)(d)(e)	(9.97	)%(f)	13.26%		12.22%		2.82%		11.47%		44.43%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.05	%(h)	1.05	%(g)	1.05	%(g)	1.05	%(g)	1.05	%(g)	1.05	%(g)
Interest expense	—		—	%(i)	—		—		—		—
Net expenses	1.05	%(h)	1.05	%(g)	1.05	%(g)	1.05	%(g)	1.05	%(g)	1.05	%(g)
Waiver/Reimbursement	0.13	%(h)	0.10%		0.07%		0.08%		0.02%		0.03%
Net investment loss	(0.61	)%(h)	(0.68	)%(g)	(0.69	)%(g)	(0.48	)%(g)	(0.86	)%(g)	(0.88	)%(g)
Portfolio turnover rate	75	%(f)	210%		174%		138%		41%		117%
Net assets, end of period (000's)	$31		$1		$1		$1		$1		$1

(a)  On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of it's affiliates not waived fees or reimbursed a portion of its expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Note 1. Organization

Columbia Small Company Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). Under SFAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$71,635,936	$—
Level 2—Other Significant Observable Inputs	799,000	—
Level 3—Significant Unobservable Inputs	—	—
Total	$72,434,936	$—

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that

11

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Expenses—General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$7,165,175
Unrealized depreciation	(6,920,498)
Net unrealized appreciation	$244,677

12

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$221,464
2010	110,732
$332,196

Of the capital loss carryforwards attributable to the Fund, $332,196 ($221,464 expiring 12/31/09 and $110,732 expiring 12/31/10) remain from the Fund's merger with Galaxy VIP Small Company Growth Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, capital losses of $2,105,373 attributed to security transactions were deferred to January 1, 2008.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $1.5 billion	0.45%
Over $1.5 billion	0.40%

For the six month period ended June 30, 2008, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of

13

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a Rule 12b-1 plan for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 0.80% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $56,431,492 and $62,652,766, respectively.

Note 7. Shares of Beneficial Interest

As of June 30, 2008, the Fund had four shareholders that collectively held 87.1% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charges an annual operations agency fee of $40,000 for the committed line of credit and may charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2008, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the

14

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2008 (Unaudited)

New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

15

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Important Information About This Report

A description of the policies and procedures that Columbia Small Company Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/154729-0608 (08/08) 08/55363

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	August 22, 2008